     As filed with the Securities and Exchange Commission on April 28, 2000
                                                      1933 Act File No.  2-83616
                                                      1940 Act File No. 811-3732


--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               ------------------

                                    FORM N-1A
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 25


                                       AND

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 29


                            MFS/SUN LIFE SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                500 Boylston, Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (617) 954-5000
           Stephen E. Cavan, Massachusetts Financial Services Company
                500 Boylston Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

  It is proposed that this filing will become effective (check appropriate box)


 |_| immediately upon filing pursuant to paragraph (b)
 |X| on April 29, 2000 pursuant to paragraph (b)
 |_| 60 days after filing pursuant to paragraph (a)(i)
 |_| on [date] pursuant to paragraph (a)(i)
 |_| 75 days after filing pursuant to paragraph (a)(ii)
 |_| on [date] pursuant to paragraph (a)(ii) of rule 485.


 If appropriate, check the following box:
 |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

--------------------------------------------------------------------------------

                                                    ----------------------------
                                                    MFS(R)/SUN LIFE SERIES TRUST
                                                    ----------------------------
                                                    MAY 1, 2000

                                                                      PROSPECTUS
--------------------------------------------------------------------------------

This Prospectus describes the 27 series of the MFS/Sun Life Series Trust (referred to as the Series Fund):

 1. BOND SERIES will mainly seek as high a level of current income as is believed to be consistent with prudent investment risk; its secondary objective is to seek to protect shareholders' capital.

 2. CAPITAL APPRECIATION SERIES will seek to maximize capital appreciation by investing in securities of all types, with major emphasis on common stocks.
 3. CAPITAL OPPORTUNITIES SERIES will seek capital appreciation.
 4. EMERGING GROWTH SERIES will seek long-term growth of capital.

 5. EMERGING MARKETS EQUITY SERIES will seek capital appreciation.
 6. EQUITY INCOME SERIES will mainly seek reasonable income by investing mainly in income producing securities; its secondary objective is to seek capital appreciation.
 7. GLOBAL ASSET ALLOCATION SERIES will seek total return over the long term through investments in equity and fixed income securities and will also seek to have low volatility of share price (i.e., net asset value per share) and reduced risk (compared to an aggressive equity/fixed income portfolio).
 8. GLOBAL GOVERNMENTS SERIES will seek to provide moderate current income, preservation of capital and growth of capital by investing in debt obligations that are issued or guaranteed as to principal and interest by either (i) the U.S. Government, its agencies, authorities or instrumentalities or (ii) the governments of foreign countries (to the extent that the series' adviser believes that the higher yields available from foreign government securities are sufficient to justify the risks of investing in these securities).
 9. GLOBAL GROWTH SERIES will seek capital appreciation by investing in securities of companies worldwide growing at rates expected to be well above the growth rate of the overall U.S. economy.
10. GLOBAL TOTAL RETURN SERIES will seek total return by investing in securities which will provide above average current income (compared to a portfolio invested entirely in equity securities) and opportunities for long-term growth of capital and income.
11. GOVERNMENT SECURITIES SERIES will seek current income and preservation of capital by investing in U.S. Government and U.S. Government-related securities.
12. HIGH YIELD SERIES will seek high current income and capital appreciation by investing primarily in certain low rated or unrated fixed income securities (possibly with equity features) of U.S. and foreign issuers.
13. INTERNATIONAL GROWTH SERIES will seek capital appreciation.
14. INTERNATIONAL GROWTH AND INCOME SERIES will seek capital appreciation and current income.
15. MANAGED SECTORS SERIES will seek capital appreciation by varying the weighting of its portfolio among 13 industry sectors.
16. MASSACHUSETTS INVESTORS GROWTH STOCK SERIES will seek to provide long-term growth of capital and future income rather than current income.
17. MASSACHUSETTS INVESTORS TRUST SERIES will seek long-term growth of capital and future income while providing more current dividend income than is normally obtainable from a portfolio of only growth stocks.
18. MONEY MARKET SERIES will seek maximum current income to the extent consistent with stability of principal by investing exclusively in money market instruments maturing in less than 13 months.

19. NEW DISCOVERY SERIES will seek capital appreciation.
20. RESEARCH SERIES will seek to provide long-term growth of capital and future income.
21. RESEARCH GROWTH AND INCOME SERIES will seek to provide long-term growth of capital, current income and growth of income.
22. RESEARCH INTERNATIONAL SERIES will seek capital appreciation.

23. STRATEGIC GROWTH SERIES will seek capital appreciation.
24. STRATEGIC INCOME SERIES will seek to provide high current income by investing in fixed income securities and will seek to take advantage of opportunities to realize significant capital appreciation while maintaining a high level of current income.
25. TOTAL RETURN SERIES will mainly seek to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with prudent employment of capital; its secondary objective is to take advantage of opportunities for growth of capital and income since many securities offering a better than average yield may also possess growth potential.
26. UTILITIES SERIES will seek capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing under normal market conditions, at least 65% of its assets in equity and debt securities of both domestic and foreign companies in the utilities industry.
27. ZERO COUPON SERIES, PORTFOLIO 2000 will seek the highest predictable compounded investment return for a specific period of time, consistent with the safety of invested capital, by investing primarily in debt obligations of the U.S. Treasury that have been issued without interest coupons or stripped of their unmatured interest coupons, interest coupons that have been stripped from such debt obligations, and receipts and certificates for such stripped debt obligations and stripped coupons. THE SERIES WILL LIQUIDATE ITS ASSETS ON NOVEMBER 15, 2000.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THE SERIES' SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

-----------------
TABLE OF CONTENTS
-----------------

                                                                          Page

I     Expense Summary .................................................     1


II    Risk Return Summary .............................................     4
       1. Bond Series .................................................     4
       2. Capital Appreciation Series .................................     8
       3. Capital Opportunities Series ................................    11
       4. Emerging Growth Series ......................................    14
       5. Emerging Markets Equity Series ..............................    17
       6. Equity Income Series ........................................    20
       7. Global Asset Allocation Series ..............................    22
       8. Global Governments Series ...................................    27
       9. Global Growth Series ........................................    31
      10. Global Total Return Series ..................................    34
      11. Government Securities Series ................................    38
      12. High Yield Series ...........................................    40
      13. International Growth Series .................................    43
      14. International Growth and Income Series ......................    46
      15. Managed Sectors Series ......................................    49
      16. Massachusetts Investors Growth Stock Series .................    52
      17. Massachusetts Investors Trust Series ........................    55
      18. Money Market Series .........................................    57
      19. New Discovery Series ........................................    59
      20. Research Series .............................................    61
      21. Research Growth and Income Series ...........................    63
      22. Research International Series ...............................    65
      23. Strategic Growth Series .....................................    68
      24. Strategic Income Series .....................................    70
      25. Total Return Series .........................................    75
      26. Utilities Series ............................................    79
      27. Zero Coupon Series, Portfolio 2000 ..........................    84

III   Certain Investment Strategies and Risks .........................    86

IV    Management of the Series ........................................    87

V     Description of Shares ...........................................    90

VI    Other Information ...............................................    90

VII   Financial Highlights ............................................    92


      Appendix A -- Investment Techniques and Practices ...............   A-1

THE SERIES FUND OFFERS SHARES OF ITS 27 SERIES EXCLUSIVELY TO SEPARATE ACCOUNTS ESTABLISHED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) AND ITS AFFILIATES IN ORDER TO SERVE AS INVESTMENT OPTIONS UNDER VARIABLE ANNUITY AND LIFE INSURANCE CONTRACTS (THE "VARIABLE CONTRACTS"). EACH OF THESE SERIES IS MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY (REFERRED TO AS MFS OR THE ADVISER) AND IS DESCRIBED BELOW.


-----------------
I EXPENSE SUMMARY
-----------------

o   EXPENSE TABLE

    This table describes the expense that you may pay when you hold shares of the series. These fees and expenses do not take into account the fees and expenses imposed under the Variable Contracts through which an investment in a series is made.

    ANNUAL OPERATING EXPENSES (expenses that are distributed from a series' assets):
    ..............................................................................................................


                                                                        CAPITAL             CAPITAL           EMERGING
                                                        BOND         APPRECIATION        OPPORTUNITIES         GROWTH
                                                       SERIES           SERIES               SERIES            SERIES
                                                       ------        ------------        -------------         ------
    Management Fee ...................................  0.60%            0.71%                0.75%             0.70%
    Other Expenses(1) ................................  0.12%            0.05%                0.09%             0.05%
                                                        ----             ----                 ----              ----
    Total Annual Series Operating Expenses(1) ........  0.72%            0.76%                0.84%             0.75%

                                                     EMERGING                               GLOBAL
                                                      MARKETS           EQUITY               ASSET           GLOBAL
                                                       EQUITY           INCOME            ALLOCATION       GOVERNMENTS
                                                       SERIES           SERIES               SERIES            SERIES
                                                       ------           ------             ----------      -----------
    Management Fee ...................................  1.25%            0.75%                0.75%             0.75%
    Other Expenses(1) ................................  0.35%            0.17%                0.14%             0.15%
                                                        ----             ----                 ----              ----
    Total Annual Series Operating Expenses(1) ........  1.60%            0.92%                0.89%             0.90%

                                                                       GLOBAL
                                                       GLOBAL           TOTAL              GOVERNMENT          HIGH
                                                       GROWTH           RETURN             SECURITIES          YIELD
                                                       SERIES           SERIES               SERIES            SERIES
                                                       ------        ------------        -------------         ------
    Management Fee ...................................  0.90%            0.75%                0.55%             0.75%
    Other Expenses(1) ................................  0.11%            0.14%                0.06%             0.08%
                                                        ----             ----                 ----              ----
    Total Annual Series Operating Expenses(1) ........  1.01%            0.89%                0.61%             0.83%

                                                                     INTERNATIONAL                         MASSACHUSETTS
                                                                        GROWTH                               INVESTORS
                                                   INTERNATIONAL          AND               MANAGED           GROWTH
                                                       GROWTH           INCOME              SECTORS            STOCK
                                                       SERIES           SERIES               SERIES            SERIES
                                                   -------------     ------------           -------          -----------
    Management Fee ...................................  0.975%           0.975%               0.73%             0.75%
    Other Expenses(1) ................................  0.255%           0.185%               0.06%             0.08%
                                                        ----             ----                 ----              ----
    Total Annual Series Operating Expenses(1) ........  1.23%            1.16%                0.79%             0.83%

                                                    MASSACHUSETTS
                                                      INVESTORS         MONEY                NEW
                                                        TRUST           MARKET             DISCOVERY          RESEARCH
                                                       SERIES           SERIES               SERIES            SERIES
                                                   -------------     ------------           -------          -----------
    Management Fee ...................................  0.55%            0.50%                0.90%             0.70%
    Other Expenses(1) ................................  0.04%            0.07%                0.16%             0.05%
                                                        ----             ----                 ----              ----
    Total Annual Series Operating Expenses(1) ........  0.59%            0.57%                1.06%             0.75%

                                                      RESEARCH
                                                       GROWTH
                                                        AND            RESEARCH            STRATEGIC          STRATEGIC
                                                       INCOME        INTERNATIONAL           GROWTH            INCOME
                                                       SERIES           SERIES               SERIES            SERIES
                                                   -------------     ------------           -------          -----------
    Management Fee ...................................  0.75%            1.00%                0.75%             0.75%
    Other Expenses(1) ................................  0.11%            0.23%                3.26%             0.33%
                                                        ----             ----                 ----              ----
    Total Annual Series Operating Expenses(1) ........  0.86%            1.23%                4.01%             1.08%
        Fee Waiver and/or Expense Reimbursement(2) ...   N/A              N/A                (3.01)%             N/A
                                                                                              ----
        Net Expenses(1) ............................                                          1.00%

                                                                                            ZERO
                                                                                           COUPON
                                                      TOTAL                                SERIES,
                                                      RETURN          UTILITIES           PORTFOLIO
                                                      SERIES            SERIES               2000
                                                      ------          ---------           ----------
    Management Fee .................................    0.65%            0.75%                0.25%
    Other Expenses(1) ..............................    0.04%            0.07%                0.46%
                                                        ----             ----                 ----
    Total Annual Series Operating Expenses(1) ......    0.69%            0.82%                0.71%
        Fee Waiver and/or Expense Reimbursement(2) .     N/A              N/A                (0.18)%
                                                                                              ----
        Net Expenses(1) ............................                                          0.53%

    ------

    (1) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the series' expenses). Any such fee reductions are not reflected in the table. Had these fee reductions been taken into account, "Total Annual Series Operating Expenses" would be lower for certain series, and would equal:

          Bond Series ...................................................................................... 0.71%
          Capital Appreciation Series ...................................................................... 0.75%
          Capital Opportunities Series ..................................................................... 0.83%
          Equity Income Series ............................................................................. 0.91%
          Global Asset Allocation Series ................................................................... 0.88%
          New Discovery Series ............................................................................. 1.05%
          Strategic Income Series .......................................................................... 1.03%
          Utilities Series ................................................................................. 0.81%
          Zero Coupon Series ............................................................................... 0.50%

    (2) MFS has contractually agreed to bear the expenses of the Strategic Growth Series such that "Other Expenses,"
        after taking into account the expense offset arrangement described above, do not exceed 0.25% annually. This contractual fee arrangement will continue until at least May 1, 2001, unless changed with the consent of the
        Series Fund's board of directors, provided however, that this arrangement will terminate prior to May 1,
        2001, in the event that the Strategic Growth Series' "Other Expenses" equal or fall below 0.25% annually.

        Sun Life Assurance Company of Canada (U.S.) has contractually agreed to bear the Zero Coupon Series' "Total
        Annual Series Operating Expenses," excluding taxes, extraordinary expenses and brokerage and transaction costs, in excess of 0.50% annually, up to and including 1.25% annually, of the Zero Coupon Series' average daily net assets. This contractual fee arrangement will continue until at least May 1, 2001, unless changed with the consent of the Series Fund's board of directors.

O   EXAMPLE OF EXPENSES


    These examples are intended to help you compare the cost of investing in a series with the cost of investing in other mutual funds. These examples do not take into account the fees and expenses imposed under the Variable Contracts through which an investment in a series is made.

    The examples assume that:

    o You invest $10,000 in the series for the time periods indicated and you redeem your shares at the end of the time periods;

    o Your investment has a 5% return each year and dividends and other distributions are reinvested; and


    o The series' operating expenses remain the same, except that, with respect to the Strategic Growth Series [and the Zero Coupon Series], the series' total operating expenses are assumed to be the series' "Net Expenses" for the first year, and the series' "Total Annual Series Operating Expenses" for subsequent years (see the table above).


    Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                                                                                     PERIOD
                                                                               ---------------------------------------------------
    SERIES                                                                       1 YEAR       3 YEARS      5 YEARS     10 YEARS
    --------------------------------------------------------------------------------------------------------------------------
    Bond Series                                                                   $ 74        $  230       $  401       $  894
    Capital Appreciation Series                                                     78           243         422           942
    Capital Opportunities Series                                                    86           268          466        1,037
    Emerging Growth Series                                                          77           240          417          930
    Emerging Markets Equity Series                                                 163           505          871        1,900
    Equity Income Series                                                            94           293          509        1,131
    Global Asset Allocation Series                                                  91           284          493        1,096
    Global Governments Series                                                       92           287          498        1,108
    Global Growth Series                                                           103           322          558        1,236
    Global Total Return Series                                                      91           284          493        1,096
    Government Securities Series                                                    62           195          340          762
    High Yield Series                                                               85           265          460        1,025
    International Growth Series                                                    125           390          676        1,489
    International Growth and Income Series                                         118           368          638        1,409
    Managed Sectors Series                                                          81           252          439          878
    Massachusetts Investors Growth Stock Series                                     85           265          460        1,025
    Massachusetts Investors Trust Series                                            60           189          329          738
    Money Market Series                                                             58           183          318          714
    New Discovery Series                                                           108           337          585        1,294
    Research Series                                                                 77           240          417          930
    Research Growth and Income Series                                               88           274          477        1,061
    Research International Series                                                  125           390          676        1,489
    Strategic Growth Series                                                        102           944        1,803        4,027
    Strategic Income Series                                                        110           343          595        1,317
    Total Return Series                                                             70           221          384          859
    Utilities Series                                                                84           262          455        1,014
    Zero Coupon Series, Portfolio 2000                                              54           209          377          866

----------------------
II RISK RETURN SUMMARY
----------------------

    INVESTMENT STRATEGIES WHICH ARE COMMON TO ALL SERIES ARE DESCRIBED UNDER THE CAPTION "CERTAIN INVESTMENT STRATEGIES AND RISKS."

    1:  BOND SERIES
    ...........................................................................

O   INVESTMENT OBJECTIVE


    The series will mainly seek as high a level of current income as is believed to be consistent with prudent investment risk. Its secondary objective is to seek to protect shareholders' capital. The series' objective may be changed without shareholder approval.

O   PRINCIPAL INVESTMENT POLICIES


    The series invests, under normal market conditions, at least 65% of its total assets in the following fixed income securities:

    o Corporate bonds, which are bonds or other debt obligations issued by domestic or foreign (including emerging market) corporations or other similar entities.

    o U.S. Government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed or supported by, the U.S. Government or one of its agencies or instrumentalities (including mortgage- backed securities).

    o Mortgage-backed and asset-backed securities, which represent interests in a pool of assets such as mortgage loans, car loan receivables or credit card receivables.

      While the series may purchase corporate bonds which have been assigned lower credit ratings by credit rating agencies (commonly known as junk bonds), it focuses on investment grade bonds. These bonds are rated in the higher rating categories by credit rating agencies or are unrated and considered by MFS to be comparable in quality.

      In selecting fixed income investments for the series, MFS considers the views of its large group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used by the portfolio manager(s) of MFS' fixed income oriented funds (including the series) as a tool in making or adjusting a fund's asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed income securities, MFS does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

      The series may invest in derivative securities. Derivatives are securities whose value may be based on other securities, currencies, interest rates, or indices. Derivatives include:

    o Futures and forward contracts.

    o Options on futures contracts, foreign currencies, securities and bond indices.

    o Structured notes and indexed securities.


    o Swaps, caps, floors and collars.

      Consistent with the series' principal investment strategies described above, the series may invest in foreign securities (including emerging market securities), and may have exposure to foreign currencies through its investment in these securities.

      The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

O   PRINCIPAL RISKS OF AN INVESTMENT

    The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.


      The principal risks of investing in the series are:

    o Allocation Risk: The series will allocate its investments among various segments of the fixed income markets based upon judgments made by MFS. The series could miss attractive investment opportunities by underweighting markets where there are significant returns, or could lose value overweighting markets where there are significant declines.

    o Interest Rate Risk: When interest rates rise, the prices of fixed income securities in the series' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the series' portfolio will generally rise.

    o Maturity Risk: Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the series' fixed income investments will affect the volatility of the series' share price.

    o Credit Risk: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk.

    o Liquidity Risk: The fixed income securities purchased by the series may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the series' performance.

    o Lower Rated Bonds Risk:

        > Higher Credit Risk: Junk bonds are subject to a substantially higher degree of credit risk than investment grade bonds. During recessions, a high percentage of issuers of junk bonds may default on payments of principal and interest. The price of a junk bond may therefore fluctuate drastically due to bad news about the issuer or the economy in general.

        > Higher Liquidity Risk: During recessions and periods of broad market declines, junk bonds could become less liquid, meaning that they will be harder to value or sell at a fair price.

    o Mortgage-Backed and Asset-Backed Securities Risk

        > Maturity Risk:

            + Mortgage-Backed Securities: A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

                > When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the series' mortgage-backed securities will result in an unforeseen loss of interest income to the series as the series may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgage-backed securities do not increase as much as other fixed income securities when interest rates fall.

                > When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

            + Collateralized Mortgage Obligations: The series may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the series may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

            + Asset-Backed Securities: Asset-backed securities have prepayment risks similar to mortgage-backed securities.

        > Credit Risk: As with any fixed income security, mortgage-backed and asset- backed securities are subject to the risk that the issuer will default on principal and interest payments. It may be difficult to enforce rights against the assets underlying mortgage-backed and asset-backed securities in the case of default. The U.S. Government or its agencies may guarantee the payment of principal and interest on some mortgage-backed securities. Mortgage- backed securities and asset-backed securities issued by private lending institutions or other financial intermediaries may be supported by insurance or other forms of guarantees.

    o Derivatives Risk:

        > Hedging Risk: When a derivative is used as a hedge against an opposite position that the series also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

        > Correlation Risk: When the series uses derivatives to hedge, it takes the risk that changes in the value of the derivative will not match those of the asset being hedged. Incomplete correlation can result in unanticipated losses.

        > Investment Risk: When the series uses derivatives as an investment vehicle to gain market exposure, rather than for hedging purposes, any loss on the derivative investment will not be offset by gains on another hedged investment. The series is therefore directly exposed to the risks of that derivative. Gains or losses from derivative investments may be substantially greater than the derivative's original cost.

        > Availability Risk: Derivatives may not be available to the series upon acceptable terms. As a result, the series may be unable to use derivatives for hedging or other purposes.

        > Credit Risk: When the series uses derivatives, it is subject to the risk that the other party to the agreement will not be able to perform.


    o Foreign Securities Risk: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

        > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

        > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

        > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

        > Foreign markets may be less liquid and more volatile than U.S.
          markets.

        > Foreign securities often trade in currencies other than the U.S.
          dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

    o Active or Frequent Trading Risk: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase your tax liability. Frequent trading also increases transaction costs, which could detract from the series' performance.

    o As with any mutual fund, you could lose money on your investment in the series.


    An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


o   BAR CHART AND PERFORMANCE TABLE

    The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the Variable Contracts through which an investment is made. If these fees and charges were included, they would reduce these returns.

    BAR CHART

    The bar chart shows changes in the annual total returns of the series shares, assuming the reinvestment of distributions.

                    1999                         (1.69)%


    --------------
    During the period shown in the bar chart, the highest quarterly return was 0.29% (for the calendar quarter ended September 30, 1999) and the lowest quarterly return was (1.42)% (for the calendar quarter ended June 30, 1999).

    PERFORMANCE TABLE

    This table shows how the average annual total returns of the series shares compare to a broad measure of market performance and various other market indicators and assumes the reinvestment of distributions.

    AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999
    ..........................................................................
                                                           1 Year         Life*
    Bond Series                                            (1.69)%         3.05%
    Lehman Brothers Government/Corporate Bond Index+**     (2.15)%         2.97%
    Average corporate debt portfolio "BBB"-rated++         (1.73)%         1.34%

    ------
     * Series' performance figures are for the period from the series' commencement of investment operations on May 6, 1998, through December 31, 1999.
       Index and Lipper average returns are from May 1, 1998.
     + Source: Standard & Poor's Micropal, Inc.
    ++ Source: Lipper Inc.
    ** The Lehman Brothers Government/Corporate Bond Index is a broad-based, unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and of all publicly issued fixed-rate, nonconvertible, investment-grade domestic corporate debt.

    2:  CAPITAL APPRECIATION SERIES
    ..........................................................................

o   INVESTMENT OBJECTIVE

    The series will seek to maximize capital appreciation by investing in securities of all types, with major emphasis on common stocks. The series' objective may be changed without shareholder approval.


o   PRINCIPAL INVESTMENT POLICIES


    The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts, of companies which MFS believes possess above-average growth opportunities. The series also invests in fixed income securities when relative values or economic conditions make these securities attractive. The series' investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

      Growth companies are companies that MFS considers well-run and poised for growth. MFS looks particularly for companies which demonstrate:

    o A strong franchise, strong cash flows and a recurring revenue stream.

    o A solid industry position, where there is

        > potential for high profit margins

        > substantial barriers to new entry in the industry.

    o A strong management team with a clearly defined strategy.

    o A catalyst that may accelerate growth.


      MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.


      Consistent with the series' principal investment strategies described above, the series may invest in foreign securities (including emerging market securities), and may have exposure to foreign currencies through its investment in these securities.

o   PRINCIPAL RISKS OF AN INVESTMENT


    The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.


      The principal risks of investing in the series are:

    o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

    o Growth Companies Risk: Prices of growth company securities held by the series may fall to a greater extent than the overall equity markets (e.g., as represented by the Standard and Poor's Composite 500 Index) due to changing economic, political or market conditions or disappointing growth company earnings results.

    o Over-the-Counter Risk: Equity securities and fixed income securities purchased by the series may be traded in the over-the- counter (OTC) market rather than on an organized exchange. Many OTC securities trade less frequently and in smaller volume than exchange-traded securities. OTC investments are therefore subject to liquidity risk, meaning the securities are harder to value or sell at a fair price. Companies that issue OTC securities may have limited product lines, markets or financial resources compared to companies that issue exchange-traded securities. The value of OTC securities may be more volatile than exchange-traded securities. These factors could have a negative impact on the value of an OTC security and therefore on the series' performance.

    o Foreign Securities Risk: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

        > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

        > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

        > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

        > Foreign markets may be less liquid and more volatile than U.S.
          markets.

        > Foreign securities often trade in currencies other than the U.S.
          dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

    o Interest Rate Risk: When interest rates rise, the prices of fixed income securities in the series' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the series' portfolio will generally rise.

    o Maturity Risk: Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the series' fixed income investments will affect the volatility of the series' share price.

    o Credit Risk: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk.

    o As with any mutual fund, you could lose money on your investment in the series.

    An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o   BAR CHART AND PERFORMANCE TABLE

    The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the Variable Contracts through which an investment is made. If these fees and charges were included, they would reduce these returns.

    BAR CHART


    The bar chart shows changes in the annual total returns of the series' shares, assuming the reinvestment of distributions.


                    1990                         (9.69)%
                    1991                         40.95%
                    1992                         13.61%
                    1993                         18.00%
                    1994                         (3.60)%
                    1995                         34.46%
                    1996                         21.48%
                    1997                         23.13%
                    1998                         28.70%
                    1999                         32.64%


    During the period shown in the bar chart the highest quarterly return was 29.82% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (20.03)% (for the calendar quarter ended September 30, 1990).

    PERFORMANCE TABLE

    This table shows how the average annual total returns of the series' shares compare to a broad measure of market performance and various other market indicators and assumes the reinvestment of distributions.

    AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999
    ............................................................................
                                                1 Year     5 Years      10 Years
    Capital Appreciation Series                 32.64%      27.98%        18.90%
    Standard & Poor's 500 Composite Index+*     21.04%      28.56%        18.21%
    Average capital appreciation portfolio++    41.65%      22.88%        14.74%

    ------
     + Source: Standard & Poor's Micropal, Inc.
    ++ Source: Lipper Inc.
     * The Standard & Poor's 500 Composite Index is a broad-based, popular, unmanaged index of common stock total return performance.

    3: CAPITAL OPPORTUNITIES SERIES
    ............................................................................

o   INVESTMENT OBJECTIVE

    The series will seek capital appreciation. The series' objective may be changed without shareholder approval.


o   PRINCIPAL INVESTMENT POLICIES


    The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. The series focuses on companies which MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. The series' investments may include securities listed on a securities exchange or traded in the over-the-counter markets.


      MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.


      Consistent with the series' principal investment strategies described above, the series may invest in foreign securities (including emerging market securities), and may have exposure to foreign currencies through its investment in these securities.


      The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.


o   PRINCIPAL RISKS OF AN INVESTMENT


    The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.


      The principal risks of investing in the series are:

    o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

    o Company Risk: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

    o Over-the-Counter Risk: Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in establishing or closing out positions in these stocks at prevailing market prices.

    o Foreign Securities Risk: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

        > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

        > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

        > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

        > Foreign markets may be less liquid and more volatile than U.S.
          markets.

        > Foreign securities often trade in currencies other than the U.S.
          dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

    o Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investments in foreign securities, and also have additional risks:

        > All of the risks of investing in foreign securities are heightened by investing in emerging markets countries.

        > The markets of emerging markets countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.


    o Active or Frequent Trading Risk: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase your tax liability. Frequent trading also increases transaction costs, which could detract from the series' performance.


    o As with any mutual fund, you could lose money on your investment in the series.

    An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

    BAR CHART AND PERFORMANCE TABLE


    The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the Variable Contracts through which an investment is made. If these fees and charges were included, they would reduce these returns.


    BAR CHART


    The bar chart shows changes in the annual total returns of the series shares, assuming the reinvestment of distributions.


                    1997                         27.57%
                    1998                         26.97%
                    1999                         47.65%


    ----------
    During the period shown in the bar chart the highest quarterly return was 28.26% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (14.28)% (for the calendar quarter ended September 30, 1998).

    PERFORMANCE TABLE

    This table shows how the average annual total returns of the series shares compare to a broad measure of market performance and assumes the reinvestment of distributions.

    AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999
    ..........................................................................
                                                      1 Year              Life*
    Capital Opportunities Series                       47.65%             31.08%
    Standard & Poor's 500 Composite Index+**           21.04%             26.58%
    Average capital appreciation portfolio++           41.65%             19.04%

    ------
     * Series' performance figures are for the period from the commencement of the series' investment operations on June 3, 1996, through December 31, 1999. Index and Lipper average returns are from June 1, 1996.
     + Source: Standard & Poor's Micropal, Inc.
    ++ Source: Lipper Inc.
    ** The Standard & Poor's 500 Composite Index is a broad-based, popular, unmanaged index of common stock total return performance.

    4:  EMERGING GROWTH SERIES
    ............................................................................

o   INVESTMENT OBJECTIVE

    The series will seek long term growth of capital. The series' objective may be changed without shareholder approval.


o   PRINCIPAL INVESTMENT POLICIES


    The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies. Emerging growth companies are companies which MFS believes are either:

    o early in their life cycle but which have the potential to become major enterprises; or

    o major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

      Emerging growth companies may be of any size, and MFS would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. The series' investments may include securities listed on a securities exchange or traded in the over-the-counter markets.


      Consistent with the series' principal investment strategies described above, the series may invest in foreign securities (including emerging market securities), and may have exposure to foreign currencies through its investment in these securities.

      MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flow, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

      The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.


o   PRINCIPAL RISKS OF AN INVESTMENT


    The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.


      The principal risks of investing in the series are:

    o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.


    o Emerging Growth Risk: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies. Emerging growth companies often:


        > have limited product lines, markets and financial resources,

        > are dependent on management by one or a few key individuals,

        > have shares which suffer steeper than average price declines after disappointing earnings reports and are more difficult to sell at satisfactory prices.


    o Foreign Markets Risk: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

        > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

        > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

        > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

        > Foreign markets may be less liquid and more volatile than U.S.
          markets.

        > Foreign securities often trade in currencies other than the U.S.
          dollar, and the fund may directly hold foreign currencies and purchse and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

    o Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investments in foreign securities, and also have additional risks:

        > All of the risks of investing in foreign securities are heightened by investing in emerging markets countries.

        > The markets of emerging markets countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

    o Over-the-Counter Risk: Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in establishing or closing out positions in these stocks at prevailing market prices.

    o Active or Frequent Trading Risk: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase your tax liability. Frequent trading also increases transaction costs, which could detract from the series' performance.


    o As with any mutual fund, you could lose money on your investment in the series.

    An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o   BAR CHART AND PERFORMANCE TABLE

    The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the Variable Contracts through which an investment is made. If these fees and charges were included, they would reduce these returns.


    BAR CHART

    The bar chart shows changes in the annual total returns of the series shares, assuming the reinvestment of distributions.


               1996                17.15%
               1997                21.93%
               1998                33.88%
               1999                75.81%


    During the period shown in the bar chart the highest quarterly return was 55.64% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (13.29)% (for the calendar quarter ended September 30, 1998).

    PERFORMANCE TABLE

    This table shows how the average annual total returns of the series shares compare to a broad measure of market performance and various other market indicators and assumes the reinvestment of distributions.

    AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999
    ............................................................................
                                                              1 Year       Life*

    Emerging Growth Series                                    75.81%     36.42%

    Standard & Poor's 500 Composite Index+**                  21.04%     27.51%

    Russell 2000 Total Return Index+***                       21.26%     16.30%

    Average mid-cap portfolio++                               39.16%     22.76%

    ------
      * For the period from the commencement of the series' investment operations on May 1, 1995, through December 31, 1999.
      + Source: Standard & Poor's Micropal, Inc.
     ++ Source: Lipper Inc.
     ** The Standard & Poor's 500 Composite Index is a broad-based, popular, unmanaged index of common stock total return performance.
    *** The Russell 2000 Total Return Index is a broad-based, unmanaged index comprised of 2,000 of the smallest U.S.-domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, the American Stock Exchange and NASDAQ.

    5:  EMERGING MARKETS EQUITY SERIES
    ..........................................................................

o   INVESTMENT OBJECTIVE

    The series will seek capital appreciation. The series' objective may be changed without shareholder approval.

o   PRINCIPAL INVESTMENT POLICIES

    The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of emerging market issuers. Emerging market issuers are issuers whose principal activities are located in emerging market countries. Emerging market countries include any country determined to have an emerging market economy, taking into account a number of factors, including whether the country has a low-to-middle-income economy according to the International Bank for Reconstruction and Development, the country's foreign currency debt rating, its political and economic stability and the development of its financial and capital markets. These countries include those located in Latin America, Asia, Africa, the Middle East and the developing counties of Europe, primarily Eastern Europe. While the series may invest up to 50% of its assets in issuers located in a single country, the series generally expects to have no more than 25% of its assets invested in issuers located in any one country. The series' investments may include securities traded in the over-the-counter markets.

      The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

o   PRINCIPAL RISKS OF AN INVESTMENT

    The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

      The principal risks of investing in the series are:

    o Foreign Securities Risk: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

        > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

        > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

        > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

        > Foreign markets may be less liquid and more volatile than U.S.
          markets.

        > Foreign securities often trade in currencies other than the U.S.
          dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

    o Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investments in foreign securities, and also have additional risks:

        > All of the risks of investing in foreign securities are heightened by investing in emerging markets countries.

        > The markets of emerging markets countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided higher rates of return, and significantly greater risks, to investors.

    o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

    o Company Risk: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

    o Over-the-Counter Risk: Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in establishing or closing out positions in these stocks at prevailing market prices.

    o Active or Frequent Trading Risk: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase your tax liability. Frequent trading also increases transaction costs, which could detract from the series' performance.

    o As with any mutual fund, you could lose money on your investment in the series.

    An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o   BAR CHART AND PERFORMANCE TABLE

    The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the Variable Contracts through which an investment is made. If these fees and charges were included, they would reduce these returns.

    BAR CHART

    The bar chart shows changes in the annual total returns of the series shares, assuming the reinvestment of distributions.


               1997                10.46%
               1998               (29.98)%
               1999                52.47%


    During the period shown in the bar chart the highest quarterly return was 29.33% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (22.68)% (for the calendar quarter ended September 30, 1998).

    PERFORMANCE TABLE

    This table shows how the average annual total returns of the series shares compare to a broad measure of market performance and various other market indicators and assumes the reinvestment of distributions.

    AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999
    ............................................................................
                                                             1 Year        Life*

    Emerging Markets Equity Series                           52.47%       4.73%

    MSCI EMF Index+**                                        66.41%       1.61%

    Lipper Emerging Markets Index++***                       68.95%       2.56%

    ------
      * Series' performance figures are for the period from the series' commencement of investment operations on June 5, 1996, through December 31, 1999. Index returns are from June 1, 1996.
      + Source: Standard & Poor's Micropal, Inc.
     ++ Source: Lipper Inc.
     ** The Morgan Stanley Capital International (MSCI) Emerging Markets Free
        (EMF) Index is a broad-based, unmanaged, market-capitalization-weighted index of equities in emerging markets.
    *** The Lipper Mutual Fund Indices are broad-based, unmanaged, net-asset-value-weighted indices of the largest qualifying mutual funds within their respective investment objectives, adjusted for the reinvestment of capital gain distributions and income dividends.

    6:  EQUITY INCOME SERIES
    ............................................................................

o   INVESTMENT OBJECTIVE

    The series will mainly seek reasonable income by investing mainly in income producing securities; its secondary objective is capital appreciation. The series' objectives may be changed without shareholder approval.

o   PRINCIPAL INVESTMENT POLICIES


    The series invests, under normal market conditions, at least 65% of its total assets in income producing common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. These securities may be listed on a securities exchange or traded in the over-the-counter markets. While the series may invest in companies of any size, the series generally focuses on companies with large market capitalizations that MFS believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow.


      MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.


      Consistent with the series' principal investment strategies described above, the series may invest in foreign securities (including emerging market securities), and may have exposure to foreign currencies through its investment in these securities.

o   PRINCIPAL RISKS OF AN INVESTMENT


    The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objectives, that are not described here.


      The principal risks of investing in the series  are:

    o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

    o Company Risk: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

    o Large Cap Companies Risk: Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the series' value may not rise as much as the value of funds that emphasize smaller cap companies.

    o Interest Rate Risk: Income producing equity securities may react like fixed income securities to changes in interest rates. Thus, when interest rates rise, the prices of income producing equity securities may fall. Conversely, a decrease in interest rates may cause these securities to increase in value.

    o Foreign Markets Risk: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

        > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

        > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

        > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

        > Foreign markets may be less liquid and more volatile than U.S.
          markets.

        > Foreign securities often trade in currencies other than the U.S.
          dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

    o As with any mutual fund, you could lose money on your investment in the series.

    An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


o   BAR CHART AND PERFORMANCE TABLE

    The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the Variable Contracts through which an investment is made. If these fees and charges were included, they would reduce these returns.

    BAR CHART

    The bar chart shows changes in the annual total returns of the series, assuming the reinvestment of distributions.


               1999                 7.05%


    ----------
    During the period shown in the bar chart, the highest quarterly return was 9.83% (for the calendar quarter ended June 30, 1999) and the lowest quarterly return was (6.71)% (for the calendar quarter ended September 30, 1999).

    PERFORMANCE TABLE

    This table shows how the average annual total returns of the series shares compare to a broad measure of market performance and various other market indicators and assumes the reinvestment of distributions.

    AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999
    ............................................................................
                                                              1 Year       Life*

    Equity Income Series                                       7.05%      7.32%

    Standard & Poor's 500 Composite Index+**                  21.04%     19.85%

    Average equity income portfolio++                          4.52%      3.24%

    ------
     * Series' performance figures are for the period from the series' commencement of investment operations on May 6, 1998, through December 31, 1999.
       Index and Lipper average returns are from May 1, 1998.
     + Source: Standard & Poor's Micropal, Inc.
    ++ Source: Lipper Inc.
    ** The Standard & Poor's 500 Composite Index is a broad-based, popular, unmanaged index of common stock total return performance.

    7:  GLOBAL ASSET ALLOCATION SERIES
    ..........................................................................


o   INVESTMENT OBJECTIVE

    The series will seek total return over the long term through investments in equity and fixed income securities and will also seek to have low volatility of share price (i.e., net asset value per share) and reduced risk (compared to an aggressive equity/fixed income portfolio). The series' objectives may be changed without shareholder approval.

      Prior to May 1, 1999, this series was known as World Asset Allocation Series.


o   PRINCIPAL INVESTMENT POLICIES


    The series allocates its assets among some or all or the following five asset classes of equity and fixed income securities:

    o U.S. equity securities, which are common stocks and related securities, such as preferred stock, convertible securities and depositary receipts of U.S. issuers.

    o Foreign equity securities, which are equity securities of foreign issuers, including issuers located in emerging markets.

    o U.S. investment grade fixed income securities, which are bonds or other debt obligations of U.S. issuers. These bonds have been assigned higher credit ratings by credit rating agencies or are unrated and considered by MFS to be comparable to higher rated bonds. These securities may include:

        > U.S. government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed or supported by, the U.S. Government or one of its agencies or instrumentalities (including mortgage-backed securities).

        > Corporate bonds, which are bonds or other debt obligations issued by corporations or similar entities.

        > Municipal bonds, which are bonds or other debt obligations of a U.S.
          state or political subdivision, such as a county, city, town, village or authority.

    o U.S. high yield fixed income securities, which are bonds or other debt obligations of U.S. issuers, including corporate bonds and municipal bonds. These bonds are generally lower rated bonds, commonly known as junk bonds, which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by MFS to be comparable to lower rated bonds.

    o Foreign fixed income securities, which are fixed income securities of foreign issuers, including issuers located in emerging markets; these securities may be investment grade or lower rated bonds.

      The series allocates its assets among these asset classes with a view towards total return. The series will vary the percentage of its assets invested in any asset class in accordance with MFS' interpretation of the total return outlook of various segments of the fixed income and equity markets, through analysis of economic and market conditions, fiscal and monetary policy and underlying security values. Under normal market conditions, at least 30% of the series' total assets will be invested in equity securities and the series' assets will be allocated among at least three of the asset classes above. Under normal market conditions, the series invests in at least three different countries, one of which is the U.S.


      The series is a non-diversified mutual fund. This means that the series may invest a relatively high percentage of its assets in a small number of issuers.

      The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.


    EQUITY INVESTMENTS. While the series may invest in all types of equity securities, MFS generally seeks to purchase for the series equity securities of companies that MFS considers well-run and poised for growth. MFS looks particularly for companies which demonstrate:

    o a strong franchise, strong cash flows and a recurring revenue stream

    o a solid industry position, where there is

        > potential for high profit margins

        > substantial barriers to new entry in the industry

    o a strong management team with a clearly defined strategy

    o a catalyst that may accelerate growth.


      MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the equity asset classes of the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) of individual companies performed by the portfolio manager of the asset class and MFS' large group of equity research analysts.


    FIXED INCOME INVESTMENTS. In selecting fixed income investments for the series, MFS considers the views of its large group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used by the portfolio manager(s) of MFS' fixed income oriented funds (including the fixed income asset classes of series) as a tool in making or adjusting a fund's asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed income securities, MFS does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

    FOREIGN INVESTMENTS. The series' investments in foreign securities may include equity and fixed income securities of foreign companies, fixed income securities issued by foreign governments and Brady Bonds.

    OTHER CONSIDERATIONS. The series may invest in derivative securities. Derivatives are securities whose value may be based on other securities, currencies, interest rates, or indices. Derivatives include:

    o Futures and forward contracts.

    o Options on futures contracts, foreign currencies, securities and securities indices.

    o Structured notes and indexed securities.


    o Swaps, caps, floors and collars.


o   PRINCIPAL RISKS OF AN INVESTMENT


    The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.


      The principal risks of investing in the series are:

    o Allocation Risk: The series will allocate its investments among the fixed income and equity security asset classes described above based upon judgments made by MFS. The series could miss attractive investment opportunities by underweighting asset classes where there are significant returns, or could lose value by overweighting asset classes where there are significant declines.

    o Market Risk: The value of the securities in which the series invests may decline due to changing economic, political or market conditions or disappointing earnings results.

    o Company Risk: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

    o Interest Rate Risk: When interest rates rise, the prices of fixed income securities in the series' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the series' portfolio will generally rise.

    o Maturity Risk: Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities because changes in interest rates are increasingly difficult to predict over longer periods of time. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the series' fixed income investments will affect the volatility of the series' share price.

    o Credit Risk: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk.

    o Over-the-Counter Risk: Equity and fixed income securities purchased by the series may be traded in the over-the-counter (OTC) market rather than on an organized exchange. Many OTC securities trade less frequently and in smaller volume than exchange-traded securities. OTC investments are therefore subject to liquidity risk, meaning the securities are harder to value or sell at a fair price. Companies that issue OTC securities may have limited product lines, markets or financial resources compared to companies that issue exchange-traded securities. The value of OTC securities may be more volatile than exchange-traded securities. These factors could have a negative impact on the value of an OTC security and therefore on the series' performance.


    o Lower Rated Bonds Risk:


        > Higher Credit Risk: Junk bonds are subject to a substantially higher degree of credit risk than investment grade bonds. During recessions, a high percentage of issuers of junk bonds may default on payments of principal and interest. The price of a junk bond may therefore fluctuate drastically due to bad news about the issuer or the economy in general.

        > Higher Liquidity Risk: During recessions and periods of broad market declines, junk bonds could become less liquid, meaning that they will be harder to value or sell at a fair price.

        o Foreign Securities: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

        > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

        > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

        > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

        > Foreign markets may be less liquid and more volatile than U.S.
          markets.

        > Foreign securities often trade in currencies other than the U.S.
          dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

    o Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investments in foreign securities, and also have additional risks:

        > All of the risks of investing in foreign securities are heightened by investing in emerging markets countries.

        > The markets of emerging market countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided higher rates of return, and significantly greater risks, to investors.

    o Derivatives Risk:

        > Hedging Risk: When a derivative is used as a hedge against an opposite position that the series also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

        > Correlation Risk: When the series uses derivatives to hedge, it takes the risk that changes in the value of the derivative will not match those of the asset being hedged. Incomplete correlation can result in unanticipated losses.

        > Investment Risk: When the series uses derivatives as an investment vehicle to gain market exposure, rather than for hedging purposes, any loss on the derivative investment will not be offset by gains on another hedged investment. The series is therefore directly exposed to the risks of that derivative. Gains or losses from derivative investments may be substantially greater than the derivative's original cost.

        > Availability Risk: Derivatives may not be available to the series upon acceptable terms. As a result, the series may be unable to use derivatives for hedging or other purposes.

        > Credit Risk: When the series uses derivatives, it is subject to the risk that the other party to the agreement will not be able to perform.


    o Non-Diversified Status Risk: Because the series may invest its assets in a small number of issuers, the series is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified fund.

    o Active or Frequent Trading Risk: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase your tax liability. Frequent trading also increases transaction costs, which could detract from the series' performance.


    o As with any mutual fund, you could lose money on your investment in the series.

    An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o   BAR CHART AND PERFORMANCE TABLE

    The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the Variable Contracts through which an investment is made. If these fees and charges were included, they would reduce these returns.

    BAR CHART


    The bar chart shows changes in the annual total returns of the series shares, assuming the reinvestment of distributions.


               1995                21.56%
               1996                16.04%
               1997                10.87%
               1998                 6.60%
               1999                18.48%


    ----------
    During the period shown in the bar chart, the highest quarterly return was 15.07% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (11.95)% (for the calendar quarter ended September 30, 1998).


    PERFORMANCE TABLE


    This table shows how the average annual total returns of the series shares compare to a broad measure of market performance and various other market indicators and assumes the reinvestment of distributions.

    AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999
    ............................................................................
                                                       1 Year  5 Years     Life*

    Global Asset Allocation Series                     18.48%    14.58%   14.27%

    Standard & Poor's 500 Composite Index+**           21.04%    28.56%   26.97%

    Lehman Brothers Aggregate Bond Index+***           (0.82)%    7.73%    7.57%

    J.P. Morgan Non-Dollar Government Bond Index+****  (6.17)%    6.37%    5.74%

    MSCI EAFE Index+*****                              27.30%    13.15%   11.78%

    Average global flexible portfolio++                21.18%    14.50%   13.44%

        ----------
        * Series' performance figures are for the period from the commencement of the series' investment operations on November 7, 1994, through December 31, 1999. Index and Lipper average returns are from November 1, 1994.
        + Source: Standard & Poor's Micropal, Inc.
       ++ Source: Lipper Inc.
       ** The Standard & Poor's 500 Composite Index is a broad-based, popular, unmanaged index of common stock total return performance.
      *** The Lehman Brothers Aggregate Bond Index is broad-based and unmanaged and is composed of all publicly issued obligations of the U.S. Treasury and government agencies, all corporate debt guaranteed by the U.S. Government, all fixed-rate nonconvertible investment-grade domestic corporate debt, and all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association
          (GNMA), the Federal Home Loan Mortgage Corporation (FHLMC), and the Federal National Mortgage Association (FNMA).
     **** The J.P. Morgan Non-Dollar Government Bond Index is a broad-based and unmanaged aggregate of actively traded government bonds issued from 12 countries (excluding the United States) with remaining maturities of at least one year.
    ***** The Morgan Stanley Capital International (MSCI) EAFE (Europe,
          Australia, Far East) Index is a broad-based and unmanaged, market-capitalization-weighted, total return index which measures the performance of the same developed-country global stock markets included in the MSCI World Index, but excluding the United States, Canada, and the South African mining component.

    8:  GLOBAL GOVERNMENTS SERIES
    ............................................................................


o   INVESTMENT OBJECTIVE

    The series will seek to provide moderate current income, preservation of capital and growth of capital by investing in debt obligations that are issued or guaranteed as to principal and interest by either (i) the U.S. Government, its agencies, authorities or instrumentalities or (ii) the governments of foreign countries (to the extent that MFS believes that the higher yields available from foreign government securities are sufficient to justify the risks of investing in these securities). The series' objective may be changed without shareholder approval.

      Prior to May 1, 1999, this series was known as World Governments Series.


o   PRINCIPAL INVESTMENT POLICIES


    The series invests, under normal market conditions, at least 80% of its total assets in:

    o U.S. Government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed or supported by, the U.S. Government or one of its agencies or instrumentalities (including mortgage- backed securities).

    o Foreign government securities of developed countries, which are bonds or other debt obligations issued by foreign governments of developed countries. These foreign government securities are either:

        > issued, guaranteed or supported as to payment of principal and interest by foreign governments, foreign government agencies, foreign semi-governmental entities, or supra-national entities.

        > interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of foreign government securities.

      The series may also invest up to 20% of its total assets in foreign government securities of emerging market countries. Under normal market conditions, the series invests in at least three different countries, one of which is the U.S.

      In selecting fixed income investments for the series, MFS considers the views of its large group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used by the portfolio manager(s) of MFS' fixed income oriented funds (including the series) as a tool in making or adjusting a fund's asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed income securities, MFS does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

      The series is non-diversified. This means that the series may invest a relatively high percentage of its assets in a small number of issuers. The series may invest a substantial amount of its assets (i.e., more than 25% of its assets) in issuers located in a single country or a limited number of countries.

      The series may invest in derivative securities. Derivatives are securities whose value may be based on other securities, currencies, interest rates, or indices. Derivatives include:

    o Futures and forward contracts.

    o Options on futures contracts, foreign currencies, securities and bond indices.

    o Structured notes and indexed securities.


    o Swaps, caps, floors and collars.

      The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.


o   PRINCIPAL RISKS OF AN INVESTMENT


    The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.


      The principal risks of investing in the series are:

    o Foreign Securities: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

        > These risks may include excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

        > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

        > Foreign entities may not be subject to accounting standards or governmental supervision comparable to U.S. entities, and there may be less public information about their operations.

        > Foreign markets may be less liquid and more volatile than U.S.
          markets.

        > Foreign securities often trade in currencies other than the U.S.
          dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purposes of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

    o Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investments in foreign securities, and also have additional risks:

        > All of the risks of investing in foreign securities are heightened by investing in emerging markets countries.

        > The markets of emerging markets countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

    o Allocation Risk: The series will allocate its investments among various government securities based upon judgments made by MFS. The series could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

    o Interest Rate Risk: When interest rates rise, the prices of fixed income securities in the series' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the series' portfolio will generally rise.

    o Maturity Risk: Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the series' fixed income investments will affect the volatility of the series' share price.

    o Credit Risk: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk.

    o Liquidity Risk: The fixed income securities purchased by the series may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the series' performance.

    o Mortgage-Backed Securities:

        > Maturity Risk: A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

            + When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the series' mortgage-backed securities will result in an unforeseen loss of interest income to the series as the series may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the price of mortgage-backed securities does not increase as much as other fixed income securities when interest rates fall.

            + When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

        > Credit Risk: As with any fixed income security, mortgage-backed securities are subject to the risk that the issuer will default on principal and interest payments. It may be difficult to enforce rights against the assets underlying mortgage-backed securities in the case of default. The U.S. Government or its agencies may guarantee the payment of principal and interest on mortgage-backed securities.

    o Derivatives Risk:

        > Hedging Risk: When a derivative is used as a hedge against an opposite position that the series also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

        > Correlation Risk: When the series uses derivatives to hedge, it takes the risk that changes in the value of the derivative will not match those of the asset being hedged. Incomplete correlation can result in unanticipated losses.

        > Investment Risk: When the series uses derivatives as an investment vehicle to gain market exposure, rather than for hedging purposes, any loss on the derivative investment will not be offset by gains on another hedged investment. The series is therefore directly exposed to the risks of that derivative. Gains or losses from derivative investments may be substantially greater than the derivative's original cost.

        > Availability Risk: Derivatives may not be available to the series upon acceptable terms. As a result, the series may be unable to use derivatives for hedging or other purposes.

        > Credit Risk: When the series uses derivatives, it is subject to the risk that the other party to the agreement will not be able to perform.

    o Non-Diversified Status Risk: Because the series may invest a higher percentage of its assets in a small number of issuers, the series is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified fund.

    o Investment Focus Risk: Because the series may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries, economic, political and social conditions in these countries will have a significant impact on its investment performance.


    o Active or Frequent Trading Risk: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase your tax liability. Frequent trading also increases transaction costs, which could detract from the series' performance.


    o As with any mutual fund, you could lose money on your investment in the series.

    An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o   BAR CHART AND PERFORMANCE TABLE

    The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the Variable Contracts through which an investment is made. If these fees and charges were included, they would reduce these returns.

    BAR CHART


    The bar chart shows changes in the annual total returns of the series shares, assuming the reinvestment of distributions.

               1990                13.37%
               1991                14.83%
               1992                 0.54%
               1993                18.84%
               1994                (4.46)%
               1995                15.69%
               1996                 4.66%
               1997                (0.76)%
               1998                15.46%
               1999                (5.18)%

    ----------
    During the period shown in the bar chart the highest quarterly return was 9.76% (for the calendar quarter ended September 30, 1998) and the lowest quarterly return was (6.07)% (for the calendar quarter ended March 31, 1994).

    PERFORMANCE TABLE


    This table shows how the average annual total returns of the series shares compare to a broad measure of market performance and various other market indicators and assumes the reinvestment of distributions.

    AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999
    ............................................................................
                                                        1 Year  5 Years 10 Years

    Global Governments Series                          (5.18)%    5.64%    6.93%

    Salomon Brothers World Government Bond Index+*     (4.27)%    6.42%    8.03%

    ----------
     + Source: Standard & Poor's Micropal, Inc.
     * The Salomon Brothers World Government Bond Index is a broad-based and unmanaged index consisting of government bonds with remaining maturities of at least five years.

    9:  GLOBAL GROWTH SERIES
 ..............................................................................


o   INVESTMENT OBJECTIVE

    The series will seek capital appreciation by investing in securities of companies worldwide growing at rates expected to be well above the growth rate of the overall U.S. economy. The series' objective may be changed without shareholder approval.

      Prior to May 1, 1999, this series was known as World Growth Series.


o   PRINCIPAL INVESTMENT POLICIES


    The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of companies in three distinct market sectors:

    o U.S. emerging growth companies, which are domestic companies that MFS believes are either early in their life cycle but which have the potential to become major enterprises, or are major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

    o Foreign growth companies, which are foreign companies located in more developed securities markets (such as Australia, Canada, Japan, New Zealand and Western European countries) that MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings and cash flow. The series generally seeks to purchase foreign growth securities of companies with relatively large capitalizations relative to the market in which they are traded.

    o Emerging market securities, which are securities of issuers whose principal activities are located in emerging market countries. Emerging market countries include any country determined to have an emerging market economy, taking into account a number of factors, including whether the country has a low-to-middle- income economy according to the International Bank for Reconstruction and Development, the country's foreign currency debt rating, its political and economic stability and the development of its financial and capital markets.


      Under normal market conditions, the series invests in at least three different countries, one of which is the U.S.

      MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts. The sub-advisers use a top down investment style in managing the emerging markets securities sector of the series. This means that securities are selected for this sector based upon a determination of allocations among various emerging markets.


      The series is a non-diversified mutual fund. This means that the series may invest a relatively high percentage of its assets in a small number of issuers.


      The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.


o   PRINCIPAL RISKS OF AN INVESTMENT


    The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.


      The principal risks of investing in the series are:

    o Allocation Risk: The series will allocate its investments among U.S. emerging growth companies, foreign growth companies and emerging markets companies, based upon judgments made by MFS. The series could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

    o Foreign Markets Risk: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

        > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

        > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

        > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

        > Foreign markets may be less liquid and more volatile than U.S.
          markets.

        > Foreign securities often trade in currencies other than the U.S.
          dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

    o Emerging Markets Risk: Investments in emerging markets securities involve all of the risks of investments in foreign securities, and also have additional risks:

        > All of the risks of investing in foreign securities are heightened by investing in emerging markets countries.

        > The markets of emerging markets countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

    o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

    o Company Risk: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

    o Emerging Growth Companies: Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies. Emerging growth companies often:

        > have limited product lines, markets and financial resources,

        > are dependent on management by one or a few key individuals,

        > have shares which suffer steeper than average price declines after disappointing earnings reports and are more difficult to sell at satisfactory prices.

    o Investment Focus: The series may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the series focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The series' investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging market countries.

    o Over-the-Counter Risk: Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in establishing or closing out positions in these stocks at prevailing market prices.

    o Non-Diversified Status Risk: Because the series may invest its assets in a small number of issuers, the series is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified fund.


    o Active or Frequent Trading Risk: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase your tax liability. Frequent trading also increases transaction costs, which could detract from the series' performance.


    o As with any mutual fund, you could lose money on your investment in the series.

    An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


o   BAR CHART AND PERFORMANCE TABLE


    The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the Variable Contracts through which an investment is made. If these fees and charges were included, they would reduce these returns.

    BAR CHART


    The bar chart shows changes in the annual total returns of the series shares, assuming the reinvestment of distributions.


               1994                 2.85%
               1995                16.06%
               1996                13.02%
               1997                15.32%
               1998                14.61%
               1999                67.25%


    ----------
    During the period shown in the bar chart the highest quarterly return was 45.60% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (16.71)% (for the calendar quarter ended September 30, 1998).


    PERFORMANCE TABLE


    This table shows how the average annual total returns of the series shares compare to a broad measure of market performance and various other market indicators and assumes the reinvestment of distributions.

    AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999
    ............................................................................
                                                       1 Year  5 Years     Life*

    Global Growth Series                               67.25%   23.73%   20.75%

    Standard & Poor's 500 Composite Index+**           21.04%   28.56%   23.44%

    Russell 2000 Total Return Index+#                  21.26%   16.69%   13.81%

    MSCI All Country World Index+##                    27.31%   18.90%   17.37%

    Average global flexible portfolio++                21.18%   14.50%   11.47%

    ------
     * For the period from the series' commencement of investment operations on December 1, 1993, through December 31, 1999.
     + Source: Standard & Poor's Micropal, Inc.
    ++ Source: Lipper Inc.
    ** The Standard & Poor's 500 Composite Index is a broad-based, popular, unmanaged index of common stock total return performance.
     # The Russell 2000 Total Return Index is a broad-based, unmanaged index comprised of 2,000 of the smallest U.S.-domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, the American Stock Exchange and NASDAQ.
    ## The Morgan Stanley Capital International (MSCI) All Country World Index is a broad-based, unmanaged index of developed country and emerging market equities.

    10.  GLOBAL TOTAL RETURN SERIES
    ............................................................................


o   INVESTMENT OBJECTIVE

    The series will seek total return by investing in securities which will provide above-average income (compared to a portfolio invested entirely in equity securities) and opportunities for long-term growth of capital and income. The series' objective may be changed without shareholder approval.

      Prior to May 1, 1999, this series was known as World Total Return
    Series.


o   PRINCIPAL INVESTMENT POLICIES


    The series is a "global balanced fund," and invests in a combination of global equity and fixed income securities. Under normal market conditions, the series invests:

    o At least 40%, but not more than 75%, of its net assets in equity securities, which may include common stocks and related securities such as preferred stock, warrants or rights convertible into stock, and depositary receipts for those securities.

    o At least 25% of its net assets in fixed income securities.


      The series may vary the percentage of its assets invested in any one type of security (within the limits described above) in accordance with MFS' interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values. The series may also vary the percentage of its assets issued abroad and denominated in foreign currencies in accordance with MFS' view on the state of the economies of the various countries of the world, their financial markets and the relationship of their currencies to the U.S. dollar.

      Under normal market conditions, the series invests in at least three different countries, one of which is the U.S.

      The series is a non-diversified mutual fund. This means that the series may invest a relatively high percentage of its assets in a small number of issuers.

      The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

      FOREIGN INVESTMENTS.  The series invests in foreign securities such as:


    o Equity securities of foreign companies.

    o Fixed income securities of foreign companies.

    o Fixed income securities issued by foreign governments, which are:

        > issued, guaranteed or supported as to payment of principal and interest by foreign governments, foreign government agencies, foreign semi-governmental entities, or supra-national entities, or

        > interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of foreign government securities.

    o Brady Bonds, which are long-term bonds issued as part of a restructuring of defaulted commercial loans to emerging market countries.

      EQUITY INVESTMENTS. The series' equity investments include securities of both non-U.S. and U.S. issuers. With respect to U.S. issuers, the series focuses on those companies that have the potential to derive a meaningful portion of their revenues and earnings in foreign markets. In managing the series, MFS seeks to purchase securities of well-known and established companies. MFS looks particularly for equity securities issued by companies with relatively large market capitalizations and which have:

    o steady earnings with a predictable growth rate, and

    o attractive valuations based on current and expected earnings or cash flow.


      MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the equity portion of the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.


      FIXED INCOME INVESTMENTS. The series invests in securities which pay a fixed interest rate, which include:

    o Securities issued by foreign governments, as described under "Foreign Investments," above.

    o U.S. Government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed or supported by, the U.S. Government or one of its agencies or instrumentalities.

    o Corporate bonds, which are bonds or other debt obligations issued by corporations or similar entities, including foreign corporations.

    o Mortgage-backed and asset-backed securities, which represent interests in a pool of assets such as mortgage loans, car loan receivables, or credit card receivables. These investments entitle the series to a share of the principal and interest payments made on the underlying mortgage, car loan, or credit card. For example, if the series invests in a pool that includes your mortgage loan, a share of the principal and interest payments on your mortgage would pass to the series.

      In selecting fixed income investments for the series, MFS considers the views of its large group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used by the portfolio manager(s) of MFS' fixed income oriented funds (including the fixed income portion of the series) as a tool in making or adjusting the series' asset allocations to these various segments of the fixed income markets. In assessing the credit quality of fixed income securities, MFS does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

o   PRINCIPAL RISKS OF AN INVESTMENT


    The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.


      The principal risks of investing in the series are:

    o Allocation Risk: The series will allocate its investments between equity and fixed income securities, and among various segments of the fixed income markets, and among different countries based upon judgments made by MFS. The series could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

    o Foreign Securities: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

        > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

        > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

        > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

        > Foreign markets may be less liquid and more volatile than U.S.
          markets.

        > Foreign securities often trade in currencies other than the U.S.
          dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

    o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

    o Company Risk: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

    o Interest Rate Risk: When interest rates rise, the prices of fixed income securities in the series' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the series' portfolio will generally rise.

    o Maturity Risk: Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the series' fixed income investments will affect the volatility of the series' share price.

    o Credit Risk: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk.

    o Liquidity Risk: The fixed income securities purchased by the series may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the series' performance.

    o Mortgage and Asset-Backed Securities:

        > Maturity Risk:

          + Mortgage-Backed Securities: A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

              >> When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the series' mortgage-backed securities will result in an unforeseen loss of interest income to the series as the series may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the price of mortgage-backed securities does not increase as much as other fixed income securities when interest rates fall.

              >> When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

          + Collateralized Mortgage Obligations: The series may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the series may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

          + Asset-Backed Securities: Asset-backed securities have prepayment risks similar to mortgage-backed securities.

        > Credit Risk: As with any fixed income security, mortgage-backed and asset- backed securities are subject to the risk of default on principal and interest payments. It may be difficult to enforce rights against the assets underlying mortgage-backed and asset- backed securities in the case of default. The U.S. Government or its agencies may guarantee the payment of principal and interest on some mortgage-backed securities. Mortgage- backed securities and asset-backed securities issued by private lending institutions or other financial intermediaries may be supported by insurance or other forms of guarantees.

    o Non-Diversified Status Risk: Because the series may invest its assets in a small number of issuers, the series is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified fund.


    o Active or Frequent Trading Risk: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase your tax liability. Frequent trading also increases transaction costs, which could detract from the series' performance.


    o As with any mutual fund, you could lose money on your investment in the series.

    An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


o   BAR CHART AND PERFORMANCE TABLE


    The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the Variable Contracts through which an investment is made. If these fees and charges were included, they would reduce these returns.


    BAR CHART

    The bar chart shows changes in the annual total returns of the series shares, assuming the reinvestment of distributions.


               1995                17.89%
               1996                14.33%
               1997                13.61%
               1998                18.37%
               1999                 8.43%

    ----------
    During the period shown in the bar chart the highest quarterly return was 10.15% (for the calendar quarter ended December 31, 1998) and the lowest quarterly return was (3.21)% (for the calendar quarter ended September 30, 1998).

    PERFORMANCE TABLE


    This table shows how the average annual total returns of the series shares compare to a broad measure of market performance and various other market indicators and assumes the reinvestment of distributions.

    AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999
    ............................................................................
                                                       1 Year  5 Years     Life*

    Global Total Return Series                          8.43%   14.47%   14.11%

    60% MSCI World Index/40% J.P. Morgan Global

    Government Bond Index+**                           12.20%   14.63%   13.57%

    Lipper Global Flexible Portfolio Index++***        22.38%   14.98%   13.85%

    Average global flexible portfolio++                21.18%   14.50%   13.44%

----------
      * Series' performance figures are for the period from the series' commencement of investment operations on November 7, 1994, through December 31, 1999. Index and Lipper average returns are from November 1, 1994.
      + Source: Standard & Poor's Micropal, Inc.
     ++ Source: Lipper Inc.
     ** The Morgan Stanley Capital International (MSCI) World Index is a broad-based, unmanaged market-capitalization-weighted, total return index which measures the performance of 23 developed-country global stock markets including the United States, Canada, Europe, Australia, New Zealand, and the Far East. The J.P. Morgan Global Government Bond Index is a broad-based, unmanaged aggregate of actively traded government bonds issued from 13 countries (including the United States) with remaining maturities of at least one year.
    *** The Lipper Mutual Fund Indices are broad-based, unmanaged, net-asset-value-weighted indices of the largest qualifying mutual funds within their respective investment objectives, adjusted for the reinvestment of capital gain distributions and income dividends.

    11:  GOVERNMENT SECURITIES SERIES
    ............................................................................


o   INVESTMENT OBJECTIVE

    The series will seek current income and preservation of capital by investing in U.S. Government and U.S. Government-related securities. The series' objective may be changed without shareholder approval.


o   PRINCIPAL INVESTMENT POLICIES


    The series invests, under normal market conditions, at least 80% of its total assets in U.S. Government securities. These securities include:

    o U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturity of one year or less); U.S. Treasury notes (maturities of one to 10 years); and U.S. Treasury bonds (generally maturities of greater than 10 years), all of which are backed by the full faith and credit of the U.S. Government.

    o Obligations issued, guaranteed or supported by U.S. Government agencies, authorities or instrumentalities (including mortgage-backed securities and collateralized mortgage obligations), some of which are

        > backed by the full faith and credit of the U.S. Treasury; for example, direct pass-through certificates of the Government National Mortgage Association;

        > supported by the right of the issuer to borrow from the U.S.
          Government; for example, obligations of Federal Home Loan Banks;

        > backed only by the credit of the issuer itself; for example, obligations of the Student Loan Marketing association; and

        > supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; for example, obligations of the Federal National Mortgage Association (no assurance can be given that the U.S. Government will provide financial support to these entities because it is not obligated by law, in certain instances, to do so).

      In selecting fixed income investments for the series, MFS considers the views of its large group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used by the portfolio manager(s) of MFS' fixed income oriented funds (including the series) as a tool in making or adjusting a series' asset allocations to various segments of the fixed income markets.

o   PRINCIPAL RISKS OF AN INVESTMENT


    The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.


      The principal risks of investing in the series are:

    o Interest Rate Risk: When interest rates rise, the prices of fixed income securities in the series' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the series' portfolio will generally rise.

    o Maturity Risk: Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the series' fixed income investments will affect the volatility of the series' share price.

    o Mortgage-Backed Securities and Collateralized Mortgage Obligations:

        > Maturity Risk:

          + Mortgage-Backed Securities: A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

              >> When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the series' mortgage-backed securities will result in an unforeseen loss of interest income to the series as the series may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the price of mortgage-backed securities does not increase as much as other fixed income securities when interest rates fall.

              >> When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

          + Collateralized Mortgage Obligations: The series may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the series may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

        > Credit Risk: As with any fixed income security, mortgage-backed securities are subject to the risk that the issuer will default on principal and interest payments. It may be difficult to enforce rights against the assets underlying mortgage-backed securities in the case of default. However, the U.S. Government or its agencies will guarantee the payment of principal and interest on the mortgage-backed securities purchased by the series.

    o As with any mutual fund, you could lose money on your investment in the series.

    An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


o   BAR CHART AND PERFORMANCE TABLE


    The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of a broad measure of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the Variable Contracts through which an investment is made. If these fees and charges were included, they would reduce these returns.


    BAR CHART

    The bar chart shows changes in the annual total returns of the series shares, assuming the reinvestment of distributions.


               1990                 8.92%
               1991                15.81%
               1992                 6.81%
               1993                 8.70%
               1994                (2.21)%
               1995                17.66%
               1996                 1.65%
               1997                 8.72%
               1998                 8.70%
               1999                (1.88)%


    ----------
    During the period shown in the bar chart the highest quarterly return was 6.16% (for the calendar quarter ended June 30, 1995) and the lowest quarterly return was (2.60)% (for the calendar quarter ended March 31, 1994).

    PERFORMANCE TABLE

    This table shows how the average annual total returns of the series shares compare to a broad measure of market performance and assumes the reinvestment of distributions.

    AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999
    .....,......................................................................
                                                       1 Year  5 Years  10 Years

    Government Securities Series                      (1.88)%    6.76%    7.10%

    Lehman Brothers Government/Mortgage Index+*       (0.54)%    7.67%    7.60%

    Average U.S. Government portfolio++               (3.01)%    6.51%    6.63%

    ----------
     + Source: Standard & Poor's Micropal, Inc.
    ++ Source: Lipper Inc.
     * The Lehman Brothers Government/Mortgage Index is a broad-based, unmanaged index of U.S. Treasury, government-agency and mortgage-backed securities.

    12:  HIGH YIELD SERIES
    ............................................................................


o   INVESTMENT OBJECTIVE

    The series will seek high current income and capital appreciation by investing primarily in certain low rated or unrated fixed income securities (possibly with equity features) of U.S. and foreign issuers. The series' objective may be changed without shareholder approval.


o   PRINCIPAL INVESTMENT POLICIES


    The series invests, under normal market conditions, at least 80% of its total assets in high income fixed income securities. Fixed income securities offering the high current income sought by the series generally are lower rated bonds. These bonds, commonly known as junk bonds, are assigned lower credit ratings by credit rating agencies or are unrated and considered by MFS to be comparable to lower rated bonds.

      While the series focuses its investments on bonds issued by corporations or similar entities, it may invest in all types of debt securities. Consistent with the series' principal investment strategies described above, the series may invest in foreign securities (including emerging market securities), and may have exposure to foreign currencies through its investment in these securities.

      In selecting fixed income investments for the series, MFS considers the views of its large group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used by the portfolio manager(s) of MFS' fixed income oriented funds (including the series) as a tool in making or adjusting a series' asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed income securities, MFS does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

      The series is a non-diversified mutual fund. This means that the series may invest a relatively high percentage of its assets in a small number of issuers.

o   PRINCIPAL RISKS OF AN INVESTMENT


    The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.


      The principal risks of investing in the series are:

    o Allocation Risk: The series will allocate its investments among fixed income markets based upon judgments made by MFS. The series could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

    o Interest Rate Risk: When interest rates rise, the prices of fixed income securities in the series' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the series' portfolio will generally rise.

    o Maturity Risk: Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the series' fixed income investments will affect the volatility of the series' share price.

    o Credit Risk: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk.

    o Liquidity Risk: The fixed income securities purchased by the series may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the series' performance.


    o Junk Bond Risk:


        > Higher Credit Risk: Junk bonds are subject to a substantially higher degree of credit risk than higher rated bonds. During recessions, a high percentage of issuers of junk bonds may default on payments of principal and interest. The price of a junk bond may therefore fluctuate drastically due to bad news about the issuer or the economy in general.

        > Higher Liquidity Risk: During recessions and periods of broad market declines, junk bonds could become less liquid, meaning that they will be harder to value or sell at a fair price.

    o Foreign Securities: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

        > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

        > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

        > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

        > Foreign markets may be less liquid and more volatile than U.S.
          markets.

        > Foreign securities often trade in currencies other than the U.S.
          dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

    o Non-Diversified Status Risk: Because the series may invest a higher percentage of its assets in a small number of issuers, the series is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified fund.

    o As with any mutual fund, you could lose money on your investment in the series.

    An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o   BAR CHART AND PERFORMANCE TABLE

    The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the Variable Contracts through which an investment is made. If these fees and charges were included, they would reduce these returns.

    BAR CHART


    The bar chart shows changes in the annual total returns of the series shares, assuming the reinvestment of distributions.


               1990               (14.16)%
               1991                47.47%
               1992                14.99%
               1993                17.68%
               1994                (2.16)%
               1995                16.93%
               1996                12.12%
               1997                13.24%
               1998                 0.58%
               1999                 6.92%

    ----------
    During the period shown in the bar chart the highest quarterly return was 7.97% (for the calendar quarter ended September 30, 1991) and the lowest quarterly return was (9.18)% (for the calendar quarter ended September 30, 1990).

    PERFORMANCE TABLE


    This table shows how the average annual total returns of the series shares compare to a broad measure of market performance and various other market indicators and assumes the reinvestment of distributions.

    AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999
    ............................................................................
                                                      1 Year  5 Years   10 Years

    High Yield Series                                  6.92%    9.81%    10.34%

    Lehman Brothers High Yield Bond Index+*            2.74%    9.20%    10.68%

    Lipper High Yield Bond Index++**                   4.75%    9.46%    10.35%

    ----------
     + Source: Standard & Poor's Micropal, Inc.
    ++ Source: Lipper Inc.
     * The Lehman Brothers High Yield Bond Index is a broad-based, unmanaged index of noninvestment-grade corporate debt.
    ** The Lipper Mutual Fund Indices are broad-based, unmanaged, net-asset-value-weighted indices of the largest qualifying mutual funds within their respective investment objectives, adjusted for the reinvestment of capital gain distributions and income dividends.

    13:  INTERNATIONAL GROWTH SERIES
    ............................................................................


o   INVESTMENT OBJECTIVE

    The series will seek capital appreciation. The series' objective may be changed without shareholder approval.


o   PRINCIPAL INVESTMENT POLICIES

    The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of foreign (including emerging market) issuers. The series focuses on companies that MFS believes have above average growth potential. While the series may invest in companies of any size, the series generally focuses on companies with larger market capitalizations. The series' investments may include securities traded in the over-the-counter markets.

      Under normal market conditions, the series invests in at least three different countries.

      MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.


      Growth companies are companies that MFS considers well-run and poised for growth. MFS looks particularly for companies which demonstrate:

    o A strong franchise, strong cash flows and a recurring revenue stream.

    o A solid industry position, where there is

        > potential for high profit margins and

        > substantial barriers to new entry in the industry.

    o A strong management team with a clearly defined strategy.

    o A catalyst that may accelerate growth.

o   PRINCIPAL RISKS OF AN INVESTMENT


    The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.


      The principal risks of investing in the series are:

    o Foreign Markets Risk: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

        > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

        > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

        > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

        > Foreign markets may be less liquid and more volatile than U.S.
          markets.

        > Foreign securities often trade in currencies other than the U.S.
          dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

    o Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investments in foreign securities, and also have additional risks:

        > All of the risks of investing in foreign securities are heightened by investing in emerging markets countries.

        > The markets of emerging markets countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

    o Investment Focus: The series may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the series focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The series' investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging market countries.

    o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

    o Company Risk: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

    o Growth Companies Risk: This is the risk that the prices of growth company securities held by the series will fall to a greater extent than the overall equity markets (e.g., as represented by the Morgan Stanley Capital International (MSCI) EAFE (Europe, Australia, Far East Index)) due to changing economic, political or market conditions or disappointing growth company earnings results.

    o Large Cap Companies Risk: Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the series' value may not rise as much as the value of funds that emphasize smaller cap companies.

    o Over-the-Counter Risk: Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in purchasing or selling these securities at a fair price.

    o As with any mutual fund, you could lose money on your investment in the series.

    An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o   BAR CHART AND PERFORMANCE TABLE

    The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the Variable Contracts through which an investment is made. If these fees and charges were included, they would reduce these returns.

    BAR CHART


    The bar chart shows changes in the annual total returns of the series shares, assuming the reinvestment of distributions.


               1997                (1.64)%
               1998                 1.94%
               1999                35.24%


    ----------
    During the period shown in the bar chart the highest quarterly return was 26.08% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (17.27)% (for the calendar quarter ended September 30, 1998).


    PERFORMANCE TABLE

    This table shows how the average annual total returns of the series shares compares to a broad measure of market performance and various other market indicators and assumes the reinvestment of distributions.


    AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999
    ............................................................................
                                                              1 Year       Life*

    International Growth Series                               35.24%      8.36%

    MSCI EAFE Index+**                                        27.30%     13.97%

    Lipper International Portfolio Index+***                  37.83%     17.27%

    ----------
      * Series' performance figures are for the period from the series' commencement of investment operations on June 3, 1996, through December 31, 1999. Index returns are from June 1, 1996.
      + Source: Lipper Inc.
     ** The Morgan Stanley Capital International (MSCI) EAFE (Europe,
        Australia, Far East) Index is a broad-based, unmanaged, market-capitalization-weighted, total return index which measures the performance of the same developed-country global stock markets included in the MSCI World Index, but excluding the United States, Canada, and the South African mining component.
    *** The Lipper Mutual Fund Indices are broad-based, unmanaged, net-asset-value-weighted indices of the largest qualifying mutual funds within their respective investment objectives, adjusted for the reinvestment of capital gain distributions and income dividends.

    14:  INTERNATIONAL GROWTH AND INCOME SERIES
    ............................................................................


o   INVESTMENT OBJECTIVE

    The series will seek capital appreciation and current income. The series' objectives may be changed without shareholder approval.


o   PRINCIPAL INVESTMENT POLICIES

    The series invests, under normal market conditions, at least 65% of its total assets in equity securities of foreign companies. Equity securities include common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. The series focuses on foreign companies that MFS believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow.

      Under normal market conditions, the series invests in at least three different countries.

      MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the portfolio manager and MFS' large group of equity research analysts.

      The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.


o   PRINCIPAL RISKS OF AN INVESTMENT


    The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objectives, that are not described here.


      The principal risks of investing in the series are:

    o Foreign Markets Risk: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

        > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

        > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

        > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

        > Foreign markets may be less liquid and more volatile than U.S.
          markets.

        > Foreign securities often trade in currencies other than the U.S.
          dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

    o Investment Focus: The series may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the series focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The series' investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging market countries.

    o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

    o Company Risk: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

    o Large Cap Companies Risk: Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the series' value may not rise as much as the value of funds that emphasize smaller cap companies.


    o Active or Frequent Trading Risk: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase your tax liability. Frequent trading also increases transaction costs, which could detract from the series' performance.


    o As with any mutual fund, you could lose money on your investment in the series.

    An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o   BAR CHART AND PERFORMANCE TABLE

    The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the Variable Contracts through which an investment is made. If these fees and charges were included, they would reduce these returns.

    BAR CHART


    The bar chart shows changes in the annual total returns of the series shares, assuming the reinvestment of distributions.


               1996                 4.84%
               1997                 6.53%
               1998                21.68%
               1999                17.20%


    ----------
    During the period shown in the bar chart the highest quarterly return was 16.95% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (11.87)% (for the calendar quarter ended September 30, 1998).

    PERFORMANCE TABLE

    This table shows how the average annual total returns of the series shares compare to a broad measure of market performance and various other market indicators and assumes the reinvestment of distributions.

    AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999
    ............................................................................
                                                             1 Year        Life*

    International Growth and Income Series                   17.20%      11.92%

    MSCI EAFE Index+**                                       27.30%      13.79%

    Lipper International Funds Index++***                    37.83%      16.88%

----------
      * Series' performance figures are for the period from the series' commencement of investment operations on October 2, 1995, through December 31, 1999. Index returns are from October 1, 1995.
      + Source: Standard & Poor's Micropal, Inc.
     ++ Source: Lipper Inc.
     ** The Morgan Stanley Capital International (MSCI) EAFE (Europe,
        Australia, Far East) Index is a broad-based, unmanaged, market-capitalization-weighted, total return index which measures the performance of the same developed-country global stock markets included in the MSCI World Index, but excluding the United States, Canada, and the South African mining component.
    *** The Lipper Mutual Fund Indices are broad-based, unmanaged, net-asset-value-weighted indices of the largest qualifying mutual funds within their respective investment objectives, adjusted for the reinvestment of capital gain distributions and income dividends.

    15:  MANAGED SECTORS SERIES
    ............................................................................


o   INVESTMENT OBJECTIVE

    The series will seek capital appreciation by varying the weighting of its portfolio among 13 industry sectors. The series' objective may be changed without shareholder approval.


o   PRINCIPAL INVESTMENT POLICIES

    The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts of companies in 13 equity sectors. The 13 sectors from among which the series chooses its investments are: autos and housing; basic materials; consumer staples; defense and aerospace; energy; financial services; health care; industrial goods and services; leisure; retailing; technology; transportation; and utilities. The series generally focuses on four or five sectors at any one time, and may invest a maximum of 50% of its net assets in any one sector. The series adds or eliminates a sector from its portfolio based on considerations of the sector's economic cycle and sensitivity to interest rates. The series' investments may include securities traded in the over-the-counter markets.


      Consistent with the series' principal investment strategies described above, the series may invest in foreign securities (including emerging market securities), and may have exposure to foreign currencies through its investment in these securities.

      The series is a non-diversified mutual fund. This means that the series may invest a relatively high percentage of its assets in a small number of issuers.


      The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.


o   PRINCIPAL RISKS OF AN INVESTMENT


    The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.


      The principal risks of investing in the series are:

    o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

    o Company Risk: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

    o Allocation Risk: The series will allocate its investments among various equity sectors, based upon judgments made by MFS. The series could miss attractive investment opportunities by underweighting sectors where there are significant returns, and could lose value by overweighting sectors where there are significant declines.

    o Investment Focus Risk: Because the series may invest to a significant degree in securities of companies in a limited number of sectors, the series' performance is particularly sensitive to changes in the value of securities in these sectors. A decline in the value of these types of securities may result in a decline in the series' net asset value and your investment.

    o Over-the-Counter Risk: Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in establishing or closing out positions in these stocks at prevailing market prices.

    o Foreign Securities Risk: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

        > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

        > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

        > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

        > Foreign markets may be less liquid and more volatile than U.S.
          markets.

        > Foreign securities often trade in currencies other than the U.S.
          dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

    o Non-Diversified Status Risk: Because the series may invest its assets in a small number of issuers, the series is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified fund.


    o Active or Frequent Trading Risk: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase your tax liability. Frequent trading also increases transaction costs, which could detract from the series' performance.


    o As with any mutual fund, you could lose money on your investment in the series.

    An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o   BAR CHART AND PERFORMANCE TABLE

    The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the Variable Contracts through which an investment is made. If these fees and charges were included, they would reduce these returns.

    BAR CHART


    The bar chart shows changes in the annual total returns of the series shares, assuming the reinvestment of distributions.


               1990               (10.50)%
               1991                62.15%
               1992                 6.48%
               1993                 4.08%
               1994                (1.94)%
               1995                32.29%
               1996                17.58%
               1997                25.63%
               1998                12.25%
               1999                85.62%


    ----------
    During the period shown in the bar chart the highest quarterly return was 58.51% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (20.15)% (for the calendar quarter ended September 30, 1990).


    PERFORMANCE TABLE


    This table shows how the average annual total returns of the series shares compare to a broad measure of market performance and various other market indicators and assumes the reinvestment of distributions.

    AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999
    ............................................................................
                                                      1 Year   5 Years  10 Years

    Managed Sectors Series                            85.62%    32.42%    20.44%

    Standard & Poor's 500 Composite Index+*           21.04%    28.56%    18.21%

    Lipper Capital Appreciation Portfolio Index++**   39.17%    24.82%    16.66%

    ----------
     + Source: Standard & Poor's Micropal, Inc.
     ++ Source: Lipper Inc.
     * The Standard & Poor's 500 Composite Index is a broad-based, popular, unmanaged index of common stock total return performance.
    ** The Lipper Mutual Fund Indices are broad-based, unmanaged, net-asset-value-weighted indices of the largest qualifying mutual funds within their respective investment objectives, adjusted for the reinvestment of capital gain distributions and income dividends.

    16:  MASSACHUSETTS INVESTORS GROWTH STOCK SERIES
    ............................................................................


o   INVESTMENT OBJECTIVE

    The series will seek to provide long-term growth of capital and future income rather than current income. The series' objective may be changed without shareholder approval.


o   PRINCIPAL INVESTMENT POLICIES


    The series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies which MFS believes offer better than average prospects for long-term growth.


      MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.


      In managing the series, MFS seeks to purchase securities of companies which MFS considers well-run and poised for growth. MFS looks particularly for companies which demonstrate:

    o A strong franchise, strong cash flows and a recurring revenue stream.

    o A strong industry position, where there is

        > potential for high profit margins

        > substantial barriers to new entry in the industry.

    o A strong management with a clearly defined strategy.

    o New products or services.

      Consistent with the series' principal investment strategies described above, the series may invest in foreign securities (including emerging market securities), and may have exposure to foreign currencies through its investment in these securities.


      The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.


o   PRINCIPAL RISKS OF AN INVESTMENT


    The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.


      The principal risks of investing in the series are:

    o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

    o Growth Companies Risk: Prices of growth company securities held by the series may fall to a greater extent than the overall equity markets (e.g., as represented by the Standard and Poor's Composite 500 Index) due to changing economic, political or market conditions or disappointing growth company earnings results.

    o Foreign Securities Risk: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

        > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

        > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

        > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

        > Foreign markets may be less liquid and more volatile than U.S.
          markets.

        > Foreign securities often trade in currencies other than the U.S.
          dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.


    o Active or Frequent Trading Risk: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase your tax liability. Frequent trading also increases transaction costs, which could detract from the series' performance.


    o As with any mutual fund, you could lose money on your investment in the series.

    An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


o   BAR CHART AND PERFORMANCE TABLE

    The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the Variable Contracts through which an investment is made. If these fees and charges were included, they would reduce these returns.

    BAR CHART

    The bar chart shows changes in the annual total returns of the series, assuming the reinvestment of distributions.


               1999                35.80%


    ----------
    During the period shown in the bar chart the highest quarterly return was 27.11% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (3.72)% (for the calendar quarter ended September 30, 1999).

    PERFORMANCE TABLE

    This table shows how the average annual total returns of the series shares compare to a broad measure of market performance and various other market indicators and assumes the reinvestment of distributions.

    AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999
    ............................................................................
                                                              1 Year       Life*

    Massachusetts Investors Growth Stock Series               35.80%     34.80%

    Standard & Poor's 500 Composite Index+**                  21.04%     19.85%

    Average growth portfolio++                                29.27%     21.41%

    ----------
     * Series' performance figures are for the period from the series' commencement of investment operations on May 6, 1998, through December 31, 1999.
       Index and Lipper average returns are from May 1, 1998.
     + Source: Standard & Poor's Micropal, Inc.
    ++ Source: Lipper Inc.
    ** The Standard & Poor's 500 Composite Index is a broad-based, popular, unmanaged index of common stock total return performance.

    17:  MASSACHUSETTS INVESTORS TRUST SERIES
    ............................................................................


o   INVESTMENT OBJECTIVE

    The series will seek long-term growth of capital and future income while providing more current dividend income than is normally obtainable from a portfolio of only growth stocks. The series' objective may be changed without shareholder approval.

      Prior to May 1, 1999, the series was known as Conservative Growth
    Series.


o   PRINCIPAL INVESTMENT POLICIES


    The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets. While the series may invest in companies of any size, the series generally focuses on companies with larger market capitalizations that MFS believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. The series will also seek to provide income equal to approximately 90% of the dividend yield on the Standard & Poor's 500 Composite Index.


      MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.


      Consistent with the series' principal investment strategies described above, the series may invest in foreign securities (including emerging market securities), and may have exposure to foreign currencies through its investment in these securities.

o   PRINCIPAL RISKS OF AN INVESTMENT


    The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objectives, that are not described here.


      The principal risks of investing in the series are:

    o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

    o Company Risk: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

    o Large Cap Companies Risk: Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the series' value may not rise as much as the value of funds that emphasize smaller cap companies.

    o Foreign Markets Risk: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

        > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

        > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

        > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

        > Foreign markets may be less liquid and more volatile than U.S.
          markets.


        > Foreign securities often trade in currencies other than the U.S.
          dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.


    o As with any mutual fund, you could lose money on your investment in the series.

    An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o   BAR CHART AND PERFORMANCE TABLE

    The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of a broad measure of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the Variable Contracts through which an investment is made. If these fees and charges were included, they would reduce these returns.

    BAR CHART


    The bar chart shows changes in the annual total returns of the series shares, assuming the reinvestment of distributions.


               1990                (3.48)%
               1991                36.74%
               1992                 5.71%
               1993                 8.43%
               1994                (1.10)%
               1995                37.41%
               1996                25.41%
               1997                31.94%
               1998                23.85%
               1999                 7.18%

    ----------
    During the period shown in the bar chart the highest quarterly return was 19.16% (for the calendar quarter ended December 31, 1998) and the lowest quarterly return was (12.57)% (for the calendar quarter ended September 30, 1990).

    PERFORMANCE TABLE


    This table shows how the average annual total returns of the series shares compare to a broad measure of market performance and assumes the reinvestment of distributions.

    AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999
    ............................................................................
                                                       1 Year  5 Years  10 Years

    Massachusetts Investors Trust Series                7.18%   24.72%   16.27%

    Standard & Poor's 500 Composite Index+*            21.04%   28.56%   18.21%

    Average growth and income portfolio++              13.78%   21.34%   14.42%

    ------
     + Source: Standard & Poor's Micropal, Inc.
    ++ Source: Lipper Inc.
     * The Standard & Poor's 500 Composite Index is a broad-based, popular, unmanaged index of common stock total return performance.

    18:  MONEY MARKET SERIES
    ............................................................................

o   INVESTMENT OBJECTIVE

    The series will seek maximum current income to the extent consistent with stability of principal by investing exclusively in money market instruments (identified below) maturing in less than 13 months. The series' objective may not be changed without shareholder approval.


o   PRINCIPAL INVESTMENT POLICIES


    The series is a money market fund, meaning it tries to maintain a share price of $1.00 while paying income to its shareholders. The series will invest exclusively in the following types of U.S. dollar denominated money market instruments:

    o Obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities.

    o Certificates of deposit issued by domestic or foreign branches of any U.S. or Canadian-chartered bank which has total assets in excess of $1 billion, and bankers' acceptances issued by domestic branches of any such bank.

    o Commercial paper which at the date of investment is rated A-1 by Standard & Poor's or P-1 by Moody's.

    o Repurchase agreements collateralized by U.S. Government securities.

    The average maturity of the investments in the series may not exceed 90 days. The series will invest only in corporate obligations which have a maturity when purchased of less than 13 months.

o   PRINCIPAL RISKS OF AN INVESTMENT

    The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. Please note that there are many circumstances which could prevent the series from achieving its objective that are not described here.

    o Money Market Instruments Risk: Money market instruments provide opportunities for income with low credit risk, but may result in a lower yield than would be available from debt obligations of a lower quality or longer term. Although the series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the series.

    o Foreign Markets Risk: Although the series' investments in foreign issuers involve relatively low credit risk, an investment in the series may involve a greater degree of risk than an investment in a fund that invests only in debt obligations of U.S. domestic issuers. Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

        > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

        > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

        > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

        > Foreign markets may be less liquid and more volatile than U.S.
          markets.

    o As with any mutual fund, you could lose money on your investment in the series.

    An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o   BAR CHART AND PERFORMANCE TABLE

    The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the Variable Contracts through which an investment is made. If these fees and charges were included, they would reduce these returns.

    BAR CHART


    The bar chart shows changes in the annual total returns of the series shares, assuming the reinvestment of distributions.


               1990                 7.81%
               1991                 5.79%
               1992                 3.30%
               1993                 2.62%
               1994                 3.69%
               1995                 5.44%
               1996                 4.92%
               1997                 5.06%
               1998                 5.02%
               1999                 4.66%


    ----------
    During the period shown in the bar chart the highest quarterly return was 1.87% (for the calendar quarter ended December 31, 1990) and the lowest quarterly return was 0.64% (for the calendar quarter ended September 30, 1993).


    PERFORMANCE TABLE
    This table shows the series' average annual total returns for certain periods and assumes the reinvestment of distributions.


    AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999
    ............................................................................
                                               1 Year      5 Years      10 Years

    Money Market Series                         4.66%        5.02%        4.82%

    19:  NEW DISCOVERY SERIES

    ............................................................................

o   INVESTMENT OBJECTIVE

    The series will seek capital appreciation. The series' objective may be changed without shareholder approval.


o   PRINCIPAL INVESTMENT POLICIES


    The series invests, under normal market conditions, at least 65% of its total assets in equity securities of emerging growth companies. Equity securities include common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. Emerging growth companies are companies which MFS believes offer superior prospects for growth and are either:

    o early in their life cycle, but which have the potential to become major enterprises; or

    o major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

      While emerging growth companies may be of any size, the series will generally focus on smaller cap emerging growth companies that are early in their life cycle. MFS would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. The series' investments in emerging growth companies may include securities listed on a securities exchange or traded in the over-the-counter markets.


      MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

      The series may engage in short sales where the series borrows a security it does not own and then sells it in anticipation of a fall in the security's price. The series must replace the security it borrowed by purchasing the security at its market value at the time of replacement. The series may also engage in short sales "against the box" where the series owns or has the right to obtain at no additional cost, the securities that are sold short.


      The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

o   PRINCIPAL RISKS OF AN INVESTMENT


    The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.


      The principal risks of investing in the series are:

    o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

    o Company Risk: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

    o Emerging Growth Companies Risk: Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies. Emerging growth companies often:

        > have limited product lines, markets and financial resources;

        > are dependent on management by one or a few key individuals;

        > have shares which suffer steeper than average price declines after disappointing earnings reports and are more difficult to sell at satisfactory prices.

    o Small Cap Companies Risk: Investments in small cap companies tend to involve more risk and be more volatile than investments in larger companies. Small cap companies may be more susceptible to market declines because of their limited product lines, financial and management resources, markets and distribution channels. Their shares may be more difficult to sell at satisfactory prices during market declines.

    o Over-the-Counter Risk: Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in purchasing or selling these securities at a fair price.


    o Short Sales Risk: The series will suffer a loss if it sells a security short and the value of the security rises rather than falls. Because the series must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box."

    o Active or Frequent Trading Risk: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase your tax liability. Frequent trading also increases transaction costs, which could detract from the series' performance.


    o As with any mutual fund, you could lose money on your investment in the series.

    An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


o   BAR CHART AND PERFORMANCE TABLE

    The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the Variable Contracts through which an investment is made. If these fees and charges were included, they would reduce these returns.

    BAR CHART

    The bar chart shows changes in the annual total returns of the series shares, assuming the reinvestment of distributions.


               1999                60.25%


    ----------
    During the period shown in the bar chart the highest quarterly return was 55.05% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (6.36)% (for the calendar quarter ended September 30, 1999).

    PERFORMANCE TABLE

    This table shows how the average annual total returns of the series shares compare to a broad measure of market performance and various other market indicators and assumes the reinvestment of distributions.

    AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999
    ............................................................................
                                                            1 Year        Life*

    New Discovery Series                                    60.25%       37.90%

    Russell 2000 Total Return Index+**                      21.26%        4.01%

    Average small cap portfolio++                           33.42%       10.39%

    ----------
     * Series' performance figures are for the period from the series' commencement of investment operations on May 6, 1998, through December 31, 1999.
       Index and Lipper average returns are from May 1, 1998.
     + Source: Standard & Poor's Micropal, Inc.
    ++ Source: Lipper Inc.
    ** The Russell 2000 Total Return Index is a broad-based, unmanaged index comprised of 2,000 of the smallest U.S.-domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, the American Stock Exchange and NASDAQ.

    20:  RESEARCH SERIES
    ............................................................................

o   INVESTMENT OBJECTIVE

    The series will seek to provide long-term growth of capital and future income. The series' objective may be changed without shareholder approval.


o   PRINCIPAL INVESTMENT POLICIES


    The series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The series focuses on companies that MFS believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. The series may invest in companies of any size. The series' investments may include securities traded on securities exchanges or in the over-the-counter markets.


      A committee of investment research analysts selects portfolio securities for the series. This committee includes investment analysts employed not only by MFS, but also by MFS foreign branches and affiliates. The committee allocates the series' assets among various industries. Individual analysts then select what they view as the securities best suited to achieve the series' investment objective within their assigned industry responsibility.


      Consistent with the series' principal investment strategies described above, the series may invest in foreign securities (including emerging market securities), and may have exposure to foreign currencies through its investment in these securities.

o   PRINCIPAL RISKS OF AN INVESTMENT


    The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.


      The principal risks of investing in the series are:

    o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

    o Company Risk: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

    o Over-the-Counter Risk: Over-the-counter (OTC) transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC- listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in purchasing or selling these securities at a fair price.

    o Foreign Markets Risk: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

        > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

        > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

        > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

        > Foreign markets may be less liquid and more volatile than U.S.
          markets.

        > Foreign securities often trade in currencies other than the U.S.
          dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

    o As with any mutual fund, you could lose money on your investment in the series.

    An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o   BAR CHART AND PERFORMANCE TABLE

    The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of a broad measure of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the Variable Contracts through which an investment is made. If these fees and charges were included, they would reduce these returns.

    BAR CHART


    The bar chart shows changes in the annual total returns of the series shares, assuming the reinvestment of distributions.


               1995                37.50%
               1996                23.76%
               1997                20.86%
               1998                23.61%
               1999                24.14%

    ----------
    During the period shown in the bar chart the highest quarterly return was 22.06% (for the calendar quarter ended December 31, 1998) and the lowest quarterly return was (14.62)% (for the calendar quarter ended September 30, 1998).

    PERFORMANCE TABLE


    This table shows how the average annual total returns of the series shares compare to a broad measure of market performance and assumes the reinvestment of distributions.

    AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999
    ............................................................................
                                                       1 Year  5 Years     Life*

    Research Series                                    24.14%   25.84%   24.72%

    Standard & Poor's 500 Composite Index+**           21.04%   28.56%   26.97%

    ----------
     * Series' performance figures are for the period from the series' commencement of investment operations on November 7, 1994, through December 31, 1999. Index returns are from November 1, 1994.
     + Source: Standard & Poor's Micropal, Inc.
    ** The Standard & Poor's 500 Composite Index is a broad-based, popular, unmanaged index of common stock total return performance.

    21:  RESEARCH GROWTH AND INCOME SERIES
    ............................................................................

o   INVESTMENT OBJECTIVE

    The series will seek to provide long-term growth of capital, current income and growth of income. The series' objective may be changed without shareholder approval.


o   PRINCIPAL INVESTMENT POLICIES


    The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts, of dividend paying companies with market capitalizations of at least $2 billion and which are believed by MFS to have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. The series generally focuses on larger capitalization companies with market capitalizations well in excess of $2 billion. Securities purchased by the series may be listed on a securities exchange or traded in the over-the-counter markets.


      A committee of investment research analysts selects portfolio securities for the series. This committee includes investment analysts employed not only by MFS, but also by MFS foreign branches and affiliates. The committee allocates the series' assets among various industries. Individual analysts then select what they view as the securities best suited to achieve the series' investment objectives within their assigned industry responsibility.


      Consistent with the series' principal investment strategies described above, the series may invest in foreign securities (including emerging market securities), and may have exposure to foreign currencies through its investment in these securities.

o   PRINCIPAL RISKS OF AN INVESTMENT


    The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objectives, that are not described here.


      The principal risks of investing in the series are:

    o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

    o Company Risk: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

    o Large Cap Companies Risk: Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the series' value may not rise as much as the value of funds that emphasize smaller cap companies.

    o Foreign Markets Risk: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

        > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

        > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

        > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

        > Foreign markets may be less liquid and more volatile than U.S.
          markets.

        > Foreign securities often trade in currencies other than the U.S.
          dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

    o As with any mutual fund, you could lose money on your investment in the series.

    An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o   BAR CHART AND PERFORMANCE TABLE

    The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of a broad measure of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the Variable Contracts through which an investment is made. If these fees and charges were included, they would reduce these returns.

    BAR CHART


    The bar chart shows changes in the annual total returns of the series shares, assuming the reinvestment of distributions.


               1998                22.13%
               1999                 8.21%


    ----------
    During the period shown in the bar chart the highest quarterly return was 18.92% (for the calendar quarter ended December 31, 1998) and the lowest quarterly return was (12.24)% (for the calendar quarter ended September 30, 1998).


    PERFORMANCE TABLE


    This table shows how the average annual total returns of the series shares compare to a broad measure of market performance and assumes the reinvestment of distributions.

    AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999
    ............................................................................
                                                              1 Year       Life*

    Research Growth and Income Series                          8.21%     15.33%

    Standard & Poor's 500 Composite Index+**                  21.04%     27.40%

    Average growth and income portfolio++                     13.78%     18.24%

    ----------
     * Series' performance figures are for the period from the series' commencement of investment operations on May 13, 1997, through December 31, 1999.
       Index and Lipper average returns are from May 1, 1997.
     + Source: Standard & Poor's Micropal, Inc.
    ++ Source: Lipper Inc.
    ** The Standard & Poor's 500 Composite Index is a broad-based, popular, unmanaged index of common stock total return performance.

    22:  RESEARCH INTERNATIONAL SERIES
    ............................................................................

o   INVESTMENT OBJECTIVE

    The series will seek capital appreciation. The series' objective may be changed without shareholder approval.


o   PRINCIPAL INVESTMENT POLICIES

    The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts, of foreign companies. The series focuses on foreign companies that MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. Equity securities purchased by the series may be listed on a securities exchange or traded in the over-the-counter markets. The series does not emphasize any particular country and, under normal market conditions, will be invested in at least five countries.

      A committee of investment research analysts selects portfolio securities for the series. This committee includes investment analysts employed not only by MFS, but also by MFS foreign branches and affiliates. The committee allocates the series' assets among various geographic regions and industries. Individual analysts then select what they view as the securities best suited to achieve the series' investment objective within their assigned industry responsibility.

      The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.


o   PRINCIPAL RISKS OF AN INVESTMENT


    The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.


      The principal risks of investing in the series are:

    o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

    o Company Risk: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

    o Foreign Markets Risk: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

        > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

        > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

        > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

        > Foreign markets may be less liquid and more volatile than U.S.
          markets.

        > Foreign securities often trade in currencies other than the U.S.
          dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

    o Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investments in foreign securities, and also have additional risks:

        > All of the risks of investing in foreign securities are heightened by investing in emerging markets countries.

        > The markets of emerging markets countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

    o Over-the-Counter Risk: Over-the-counter (OTC) transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC- listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in purchasing or selling these securities at a fair price.


    o Active or Frequent Trading Risk: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase your tax liability. Frequent trading also increases transaction costs, which could detract from the series' performance.


    o As with any mutual fund, you could lose money on your investment in the series.

    An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


o   BAR CHART AND PERFORMANCE TABLE

    The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the Variable Contracts through which an investment is made. If these fees and charges were included, they would reduce these returns.

    BAR CHART

    The bar chart shows changes in the annual total returns of the series, assuming the reinvestment of distributions.


               1999                54.94%


    ----------
    During the period shown in the bar chart the highest quarterly return was 33.00% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (2.76)% (for the calendar quarter ended March 31, 1999).

    PERFORMANCE TABLE

    This table shows how the average annual total returns of the series shares compare to a broad measure of market performance and various other market indicators and assumes the reinvestment of distributions.

    AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999
    ............................................................................
                                                            1 Year        Life*

    Research International Series                           54.94%       25.67%

    MSCI EAFE Index+**                                      27.30%       18.33%

    Average international portfolio++                       40.88%       20.32%

    ----------
     * Series' performance figures are for the period from the series' commencement of investment operations on May 6, 1998, through December 31, 1999.
       Index and Lipper average returns are from May 1, 1998.
     + Source: Standard & Poor's Micropal, Inc.
    ++ Source: Lipper Inc.
    ** The Morgan Stanley Capital International (MSCI) EAFE (Europe,
       Australia, Far East) Index is a broad-based, unmanaged, market-capitalization-weighted, total return index which measures the performance of the same developed-country global stock markets included in the MSCI World Index, but excluding the United States, Canada, and the South African mining component.

    23:  STRATEGIC GROWTH SERIES
    ............................................................................

o   INVESTMENT OBJECTIVE

    The series' investment objective is capital appreciation. The series' objective may be changed without shareholder approval.

o   PRINCIPAL INVESTMENT POLICIES

    The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, bonds, warrants, or rights convertible into stock and depositary receipts for these securities, of companies which MFS believes offer superior prospects for growth.

      MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

      In managing the series, MFS seeks to purchase securities of companies which MFS considers well-run and poised for growth. MFS looks particularly for companies which demonstrate:

    o A strong franchise, strong cash flows and a recurring revenue stream.

    o A solid industry position, where there is

        > potential for high profit margins

        > substantial barriers to new entry in the industry.

    o A strong management team with a clearly defined strategy.

    o A catalyst that may accelerate growth.

      Consistent with the series' principal investment strategies described above, the series may invest in foreign securities, and may have exposure to foreign currencies through its investment in these securities.

o   PRINCIPAL RISKS OF AN INVESTMENT

    The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here. The principal risks of investing in the series are:

    o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

    o Growth Companies: This is the risk that the prices of growth company securities held by the series, which are the series' principal investment focus, will fall to a greater extent than the overall equity markets (e.g., are represented by the Standard & Poor's Composite 500 Index) due to changing economic, political or market conditions.

    o Foreign Securities: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

        > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

        > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

        > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

        > Foreign markets may be less liquid and more volatile than U.S.
          markets.

        > Foreign securities often trade in currencies other than the U.S.
          dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

o   BAR CHART AND PERFORMANCE TABLE

    The bar chart and performance table are not included because the serires did not have a full calendar year of performance on December 31, 1999.

    24:  STRATEGIC INCOME SERIES
    ............................................................................


o   INVESTMENT OBJECTIVE

    The series will seek to provide high current income by investing in fixed income securities and will seek to take advantage of opportunities to realize significant capital appreciation while maintaining a high level of current income. The series' objectives may be changed without shareholder approval.


o   PRINCIPAL INVESTMENT POLICIES


    The series invests, under normal market conditions, at least 65% of its total assets in fixed income securities. These securities include:

    o U.S. Government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed or supported by, the U.S. Government or one of its agencies or instrumentalities.


    o Foreign government securities, which are bonds or other debt obligations issued by foreign governments. These foreign government securities are either:

        > Issued, guaranteed or supported as to payment of principal and interest by foreign governments, foreign government agencies, foreign semi-governmental entities, or supra-national entities.

        > Interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of foreign government securities.

    o Mortgage-backed and asset-backed securities, which represent interests in a pool of assets such as mortgage loans, car loan receivables, or credit card receivables.

    o Corporate bonds, which are bonds or other debt obligations issued by domestic or foreign corporations or other similar entities. The series may invest in:

        > Investment grade bonds, which are bonds assigned higher credit ratings by credit rating agencies or which are unrated and considered by MFS to be comparable to higher rated bonds.

        > Lower rated bonds, commonly known as junk bonds, which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by MFS to be comparable to lower rated bonds. The series may invest up to 100% of its net assets in junk bonds.

        > Crossover bonds, which are junk bonds that MFS expects will appreciate in value due to an anticipated upgrade in the issuer's credit rating (thereby crossing over into investment grade bonds).

    o Emerging market securities, which include the types of securities described above, issued by emerging market governments and corporations. These securities also include Brady Bonds, which are long-term bonds issued as part of a restructuring of defaulted commercial loans to emerging market countries.

      The series allocates its investments across these categories of fixed income securities with a view toward broad diversification across these categories and also within these categories. In selecting fixed income investments for the series, MFS considers the views of its large group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used by the portfolio manager(s) of MFS' fixed income oriented funds (including the series) as a tool in making or adjusting a series' asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed income securities, MFS does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.


      The series is a non-diversified mutual fund. This means that the series may invest a relatively high percentage of its assets in a small number of issuers.

      The series may invest in derivative securities. Derivatives are securities whose value may be based on other securities, currencies, interest rates, or indices. Derivatives include:

    o Futures and forward contracts.

    o Options on futures contracts, foreign currencies, securities and bond indices.

    o Structured notes and indexed securities.


    o Swaps, caps, floors and collars.

      The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.


o   PRINCIPAL RISKS OF AN INVESTMENT


    The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.


      The principal risks of investing in the series are:

    o Allocation Risk: The series will allocate its investments among various segments of the fixed income markets based upon judgments made by MFS. The series could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

    o Interest Rate Risk: When interest rates rise, the prices of fixed income securities in the series' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the series' portfolio will generally rise.

    o Maturity Risk: Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the series' fixed income investments will affect the volatility of the series' share price.

    o Credit Risk: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk.

    o Liquidity Risk: The fixed income securities purchased by the series may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the series' performance.

    o Junk Bond Risk:

        > Higher Credit Risk: Junk bonds (including crossover bonds) are subject to a substantially higher degree of credit risk than higher rated bonds. During recessions, a high percentage of issuers of junk bonds may default on payments of principal and interest. The price of a junk bond may therefore fluctuate drastically due to bad news about the issuer or the economy in general.

        > Higher Liquidity Risk: During recessions and periods of broad market declines, junk bonds could become less liquid, meaning that they will be harder to value or sell at a fair price.

    o Mortgage and Asset-Backed Securities:

        > Maturity Risk:

          + Mortgage-Backed Securities: A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

              >> When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the series' mortgage-backed securities will result in an unforeseen loss of interest income to the series as the series may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the price of mortgage-backed securities does not increase as much as other fixed income securities when interest rates fall.

              >> When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

          + Collateralized Mortgage Obligations: The series may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the series may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

          + Asset-Backed Securities: Asset-backed securities have prepayment risks similar to mortgage-backed securities.

        > Credit Risk: As with any fixed income security, mortgage-backed and asset- backed securities are subject to the risk that the issuer will default on principal and interest payments. It may be difficult to enforce rights against the assets underlying mortgage-backed and asset-backed securities in the case of default. The U.S. Government or its agencies may guarantee the payment of principal and interest on some mortgage-backed securities. Mortgage- backed securities and asset-backed securities issued by private lending institutions or other financial intermediaries may be supported by insurance or other forms of guarantees.

    o Derivatives Risk:

        > Hedging Risk: When a derivative is used as a hedge against an opposite position that the series also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

        > Correlation Risk: When the series uses derivatives to hedge, it takes the risk that changes in the value of the derivative will not match those of the asset being hedged. Incomplete correlation can result in unanticipated losses.

        > Investment Risk: When the series uses derivatives as an investment vehicle to gain market exposure, rather than for hedging purposes, any loss on the derivative investment will not be offset by gains on another hedged investment. The series is therefore directly exposed to the risks of that derivative. Gains or losses from derivative investments may be substantially greater than the derivative's original cost.

        > Availability Risk: Derivatives may not be available to the series upon acceptable terms. As a result, the series may be unable to use derivatives for hedging or other purposes.

        > Credit Risk: When the series uses derivatives, it is subject to the risk that the other party to the agreement will not be able to perform.

    o Foreign Securities: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

        > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

        > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

        > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

        > Foreign markets may be less liquid and more volatile than U.S.
          markets.

        > Foreign securities often trade in currencies other than the U.S.
          dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

    o Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investments in foreign securities, and also have additional risks:

        > All of the risks of investing in foreign securities are heightened by investing in emerging markets countries.

        > The markets of emerging markets countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

    o Non-Diversified Status Risk: Because the series may invest a higher percentage of its assets in a small number of issuers, the series is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified fund.


    o Active or Frequent Trading Risk: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase your tax liability. Frequent trading also increases transaction costs, which could detract from the series' performance.


    o As with any mutual fund, you could lose money on your investment in the series.

    An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


o   BAR CHART AND PERFORMANCE TABLE

    The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the Variable Contracts through which an investment is made. If these fees and charges were included, they would reduce these returns.

    BAR CHART

    The bar chart shows changes in the annual total returns of the series, assuming the reinvestment of distributions.


               1999                35.80%


    ----------
    During the period shown in the bar chart the highest quarterly return was 1.59% (for the calendar quarter ended March 31, 1999) and the lowest quarterly return was 0.46% (for the calendar quarter ended June 30, 1999).

    PERFORMANCE TABLE

    This table shows how the average annual total returns of the series shares compare to a broad measure of market performance and various other market indicators and assumes the reinvestment of distributions.

    AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999
    ............................................................................
                                                               1 Year    Life*

    Strategic Income Series                                     4.61%    3.01%

    Lehman Brothers Government/Corporate Bond Index+**         (2.15)%   2.97%

    Lehman Brothers High Yield Bond Index+#                     2.74%   (0.10)%

    Salomon Brothers World Government Bond Index+##            (4.27)%   4.61%

    Average multisector income portfolio++                      2.60%    0.47%

    ----------
     * Series' performance figures are for the period from the series' commencement of investment operations on May 6, 1998, through December 31, 1999.
       Index and Lipper average returns are from May 1, 1998.
     + Source: Standard & Poor's Micropal, Inc.
    ++ Source: Lipper Inc.
    ** Lehman Brothers Government/Corporate Bond Index is a broad-based, unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and of all publicly issued fixed-rate, non-convertible, investment-grade domestic corporate debt.
     # Lehman Brothers High Yield Bond Index is a broad-based, unmanaged index of non-investment-grade corporate debt.
    ## Salomon Brothers World Government Bond Index is a broad-based, unmanaged index consisting of complete universes of government bonds with remaining maturities of at least five years.

    25:  TOTAL RETURN SERIES
    ............................................................................


o   INVESTMENT OBJECTIVE


    The series will mainly seek to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with prudent employment of capital. Its secondary objective is to take advantage of opportunities for growth of capital and income since many securities offering a better than average yield may also possess growth potential. The series' objectives may be changed without shareholder approval.

o   PRINCIPAL INVESTMENT POLICIES


    The series is a "balanced fund," and invests in a combination of equity and fixed income securities. Under normal market conditions, the series invests:

    o At least 40%, but not more than 75%, of its net assets in common stocks and related securities (referred to as equity securities), such as preferred stocks; bonds, warrants or rights convertible into stock; and depositary receipts for those securities.

    o At least 25% of its net assets in non- convertible fixed income securities.

      The series may vary the percentage of its assets invested in any one type of security (within the limits described above) in accordance with MFS' interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values.


      The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.


    EQUITY INVESTMENTS. While the series may invest in all types of equity securities, MFS generally seeks to purchase for the series equity securities, such as common stocks, preferred stocks, convertible securities and depositary receipts, of companies that MFS believes are undervalued in the market relative to their long-term potential. The equity securities of these companies may be undervalued because either:

    o They are viewed by MFS as being temporarily out of favor in the market due to

        > a decline in the market

        > poor economic conditions

        > developments that have affected or may affect the issuer of the securities or the issuer's industry.

    o The market has overlooked them.

      Undervalued equity securities generally have low price-to-book, price-to-sales and/or price-to-earnings ratios. The series focuses on undervalued equity securities issued by companies with relatively large market capitalizations (i.e., market capitalizations of $5 billion or more).

      As noted above, the series' investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:

    o a fixed income stream, and

    o the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.


    MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (including the equity portion of the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.


    FIXED INCOME INVESTMENTS. The series invests in securities which pay a fixed interest rate, which include:

    o U.S. Government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed or supported by, the U.S. Government or one of its agencies or instrumentalities.

    o Mortgage-backed and asset-backed securities, which represent interests in a pool of assets such as mortgage loans, car loan receivables, or credit card receivables. These investments entitle the series to a share of the principal and interest payments made on the underlying mortgage, car loan, or credit card. For example, if the series invests in a pool that includes your mortgage loan, a share of the principal and interest payments on your mortgage would pass to the series.

    o Corporate bonds, which are bonds or other debt obligations issued by corporations or other similar entities.

      In selecting fixed income investments for the series, MFS considers the views of its large group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used by the portfolio manager(s) of MFS' fixed-income oriented funds (including the fixed-income portion of the series) as a tool in making or adjusting a series' asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed-income securities, MFS does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.


    FOREIGN SECURITIES. Consisent with the series' principal investment policies described above, the series may invest in foreign securities and may have exposure to foreign currencies through its investment in these securities.


o   PRINCIPAL RISKS OF AN INVESTMENT


    The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.


      The principal risks of investing in the series are:

    o Allocation Risk: The series will allocate its investments between equity and fixed income securities, and among various segments of the fixed income markets, based upon judgments made by MFS. The series could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

    o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

    o Undervalued Securities Risk: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. MFS will invest in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise or may fall.

    o Interest Rate Risk: When interest rates rise, the prices of fixed income securities in the series' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the series' portfolio will generally rise.

    o Convertible Securities Risk: Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise. The market value of a convertible security also tends to increase as the market value of the underlying stock rises and decrease as the market value of the underlying stock declines.

    o Maturity Risk: Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the series' fixed income investments will affect the volatility of the series' share price.

    o Credit Risk: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk.

    o Liquidity Risk: The fixed income securities purchased by the series may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the series' performance.

    o Mortgage and Asset-Backed Securities:

        > Maturity Risk:

          + Mortgage-Backed Securities: A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

              >> When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the series' mortgage-backed securities will result in an unforeseen loss of interest income to the series as the series may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgage-backed securities does not increase as much as other fixed income securities when interest rates fall.

              >> When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

          + Collateralized Mortgage Obligations: The series may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the series may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

          + Asset-Backed Securities: Asset-backed securities have prepayment risks similar to mortgage-backed securities.

        > Credit Risk: As with any fixed income security, mortgage-backed and asset- backed securities are subject to the risk that the issuer will default on principal and interest payments. It may be difficult to enforce rights against the assets underlying mortgage-backed and asset-backed securities in the case of default. The U.S. Government or its agencies may guarantee the payment of principal and interest on some mortgage-backed securities. Mortgage- backed securities and asset-backed securities issued by private lending institutions or other financial intermediaries may be supported by insurance or other forms of guarantees.


    o Foreign Markets Risk: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

        > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

        > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

        > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

        > Foreign markets may be less liquid and more volatile than U.S.
          markets.

        > Foreign securities often trade in currencies other than the U.S.
          dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

    o Active or Frequent Trading Risk: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase your tax liability. Frequent trading also increases transaction costs, which could detract from the series' performance.


    o As with any mutual fund, you could lose money on your investment in the series.

    An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


o   BAR CHART AND PERFORMANCE TABLE


    The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the Variable Contracts through which an investment is made. If these fees and charges were included, they would reduce these returns.


    BAR CHART

    The bar chart shows changes in the annual total returns of the series shares, assuming the reinvestment of distributions.


               1990                 2.69%
               1991                21.60%
               1992                 8.57%
               1993                13.37%
               1994                (2.22)%
               1995                26.71%
               1996                14.10%
               1997                21.98%
               1998                11.71%
               1999                 2.84%

    ----------
    During the period shown in the bar chart the highest quarterly return was 10.21% (for the calendar quarter ended June 30, 1997) and the lowest quarterly return was (4.78)% (for the calendar quarter ended September 30, 1998).


    PERFORMANCE TABLE

    This table shows how the average annual total returns of the series shares compare to a broad measure of market performance and various other market indicators and assumes the reinvestment of distributions.

    AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999
    ............................................................................
                                                      1 Year   5 Years  10 Years

    Total Return Series                                2.84%    15.17%    11.78%

    Lehman Brothers Government/Corporate Bond Index+* (2.15)%    7.61%     7.65%

    Average balanced portfolio++                       8.72%    16.24%    11.82%

    ----------
     + Source: Standard & Poor's Micropal, Inc.
    ++ Source: Lipper Inc.
     *The Lehman Brothers Government/Corporate Bond Index is a broad-based, unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and of all publicly issued fixed-rate, nonconvertible, investment-grade domestic corporate debt.

    26:  UTILITIES SERIES
    ............................................................................


o   INVESTMENT OBJECTIVE

    The series will seek capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing, under normal market conditions, at least 65% of its assets in equity and debt securities of both domestic and foreign companies in the utilities industry. The series' objective may be changed without shareholder approval.


o   PRINCIPAL INVESTMENT POLICIES


    The series invests, under normal market conditions, at least 65% of its total assets in equity and debt securities of domestic and foreign companies in the utilities industry. MFS considers a company to be in the utilities industry if, at the time of investment, MFS determines that a substantial portion of the company's assets or revenues are derived from one or more utilities. Securities in which the series invests are not selected based upon what sector of the utilities industry a company is in (i.e., electric, gas, telecommunications) or upon a company's geographic region. Companies in the utilities industry include:

    o Companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services.

    o Companies engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television and other communications media (but not companies engaged in public broadcasting).

      The series is a non-diversified mutual fund. This means that the series may invest a relatively high percentage of its assets in one or a few issuers.


      The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

    EQUITY INVESTMENTS. MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (including the equity portion of the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts. In performing this analysis and selecting securities for the series, MFS places particular emphasis on each of the following factors:


    o the current regulatory environment;

    o the strength of the company's management team; and

    o the company's growth prospects and valuation relative to its long-term potential.

      Equity securities purchased by the series consist of common stocks, preferred stocks, convertible securities and depositary receipts. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

      As noted above, the series' investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:

    o a fixed income stream, and

    o the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.

    FIXED INCOME INVESTMENTS.   The series invests in securities which pay a
    fixed interest rate. These securities include:

    o Corporate bonds, which are bonds or other debt obligations issued by corporations or similar entities, including lower rated bonds, commonly known as junk bonds, which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by MFS to be comparable in quality to lower rated bonds.

    o Mortgage-backed securities and asset- backed securities, which are securities that represent interests in a pool of assets such as mortgage loans, car loan receivables, or credit card receivables. These investments entitle the series to a share of the principal and interest payments made on the underlying mortgage, car loan, or credit card. For example, if the series invested in a pool that included your mortgage loan, a share of the principal and interest payments on your mortgage would pass to the series.

    o U.S. Government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed or supported by, the U.S. Government or one of its agencies or instrumentalities.

      In selecting fixed income investments for the series, MFS considers the views of its large group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used by the portfolio manager(s) of MFS' fixed-income oriented funds (including the fixed-income portion of the series) as a tool in making or adjusting a series' asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed-income securities, MFS does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.


    FOREIGN SECURITIES. The series invests in foreign securities (including emerging markets securities) such as:


    o Equity securities of foreign companies in the utilities industry.

    o Fixed income securities of foreign companies in the utilities industry.

    o Fixed income securities issued by foreign governments.

o   PRINCIPAL RISKS OF AN INVESTMENT


    The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.


      The principal risks of investing in the series are:

    o Concentration: The series' investment performance will be closely tied to the performance of utility companies. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including:

        > Risks of increases in fuel and other operating costs.

        > Restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations.

        > Coping with the general effects of energy conservation.

        > Technological innovations which may render existing plants, equipment or products obsolete.

        > The potential impact of natural or man- made disasters.

        > Difficulty obtaining adequate returns on invested capital, even if frequent rate increases are approved by public service commissions.

        > The high cost of obtaining financing during periods of inflation.

        > Difficulties of the capital markets in absorbing utility debt and equity securities.

        > Increased competition.

      Furthermore, there are uncertainties resulting from certain telecommunications companies' diversification into new domestic and international businesses, as well as agreements by many such companies linking future rate increases to inflation or other factors not directly related to the active operating profits of the enterprise. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly to and more in unison with these or other market conditions. These price movements may have a larger impact on the series than on a fund with a more broadly diversified portfolio.

    o Regulation: The value of utility company securities may decline because governmental regulation controlling the utilities industry can change. This regulation may prevent or delay the utility company from passing along cost increases to its customers. Furthermore, regulatory authorities may not grant future rate increases. Any increases granted may not be adequate to permit the payment of dividends on common stocks.

    o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

    o Company Risk: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

    o Interest Rate Risk: When interest rates rise, the prices of fixed income securities in the series' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the series' portfolio will generally rise.

    o Convertible Securities Risk: Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise. The market value of a convertible security also tends to increase as the market value of the underlying stock rises and decrease as the market value of the underlying stock declines.

    o Maturity Risk: Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the series' fixed income investments will affect the volatility of the series' share price.

    o Credit Risk: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk.

    o Mortgage-Backed and Asset-Backed Securities Risk:

        > Maturity Risk:

          + Mortgage-Backed Securities: A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

              >> When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the series' mortgage-backed securities will result in an unforeseen loss of interest income to the series as the series may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgage-backed securities do not increase as much as other fixed income securities when interest rates fall.

              >> When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

          + Collateralized Mortgage Obligations: The series may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the series may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

          + Asset-Backed Securities: Asset-backed securities have prepayment risks similar to mortgage-backed securities.

        > Credit Risk: As with any fixed income security, mortgage-backed and asset- backed securities are subject to the risk that the issuer will default on principal and interest payments. It may be difficult to enforce rights against the assets underlying mortgage-backed and asset-backed securities in the case of default. The U.S. Government or its agencies may guarantee the payment of principal and interest on some mortgage-backed securities. Mortgage- backed securities and asset-backed securities issued by private lending institutions or other financial intermediaries may be supported by insurance or other forms of guarantees.


    o Junk Bond Risk:

        > Higher Credit Risk: Junk bonds (including crossover bonds) are subject to a substantially higher degree of credit risk than higher rated bonds. During recessions, a high percentage of issuers of junk bonds may default on payments of principal and interest. The price of a junk bond may therefore fluctuate drastically due to bad news about the issuer or the economy in general.

        > Higher Liquidity Risk: During recessions and periods of broad market declines, junk bonds could become less liquid, meaning that they will be harder to value or sell at a fair price.


    o Foreign Markets Risk: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

        > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

        > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

        > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

        > Foreign markets may be less liquid and more volatile than U.S.
          markets.

        > Foreign securities often trade in currencies other than the U.S.
          dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.


    o Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investments in foreign securities, and also have additional risks:

        > All of the risks of investing in foreign securities are heightened by investing in emerging markets countries.

        > The markets of emerging markets countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.


    o Non-Diversified Status Risk: Because the series may invest a higher percentage of its assets in a small number of issuers, the series is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified fund.


    o Active or Frequent Trading Risk: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase your tax liability. Frequent trading also increases transaction costs, which could detract from the series' performance.


    o As with any mutual fund, you could lose money on your investment in the series.

    An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o   BAR CHART AND PERFORMANCE TABLE


    The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the Variable Contracts through which an investment is made. If these fees and charges were included, they would reduce these returns.

    BAR CHART

    The bar chart shows changes in the annual total returns of the series shares, assuming the reinvestment of distributions.


               1994                (4.95)%
               1995                32.36%
               1996                20.37%
               1997                32.71%
               1998                17.54%
               1999                31.30%


    ----------
    During the period shown in the bar chart the highest quarterly return was 21.57% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (4.19)% (for the calendar quarters ended March 31, 1994 and September 30, 1998).

    PERFORMANCE TABLE

    This table shows how the average annual total returns of the series shares compare to a broad measure of market performance and various other market indicators and assumes the reinvestment of distributions.

    AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999
    ............................................................................
                                                      1 Year   5 Years     Life*

    Utilities Series                                  31.30%    26.69%   20.34%

    Standard & Poor's Utility Index+**                (9.12)%   13.75%    9.57%

    Standard & Poor's 500 Composite Index+***         21.04%    28.56%   23.44%

    Average utility portfolio++                       15.82%    18.39%   13.44%

----------
      * For the period from the commencement of the series' investment operations on December 1, 1993, through December 31, 1999.
      + Source: Standard & Poor's Micropal, Inc.
     ++ Source: Lipper Inc.
     ** The Standard & Poor's Utility Index is a broad-based, unmanaged capitalization-weighted index of all stocks designed to measure the performance of the utility sector of the Standard & Poor's 500 Index.
    *** The Standard & Poor's 500 Composite Index is a broad-based, popular, unmanaged index of common stock total return performance.

    27:  ZERO COUPON SERIES, PORTFOLIO 2000
    ............................................................................


o   INVESTMENT OBJECTIVE

    The series will seek the highest predictable compounded investment return for a specific period of time, consistent with the safety of invested capital, by investing primarily in debt obligations of the U.S. Treasury that have been issued without interest coupons or stripped of their unmatured interest coupons, interest coupons that have been stripped from such debt obligations, and receipts and certificates for such stripped debt obligations and stripped coupons (referred to as zero coupon obligations). The series' investment objective may not be changed without shareholder approval.


o   PRINCIPAL INVESTMENT POLICIES

    The series invests at least 90% of its total assets in U.S. Treasury zero coupon obligations. THE SERIES WILL LIQUIDATE ITS ASSETS ON NOVEMBER 15, 2000 (REFERRED TO AS THE LIQUIDATION DATE), and is only available for investment by holders of variable life insurance contracts issued by Sun Life Assurance Company of Canada (U.S.). On the liquidation date, all of the securities held by the series will be sold and all outstanding shares of the series will be redeemed. The redemption proceeds will, except as otherwise directed by variable life contract owners, be used to purchase shares of the Money Market Series.


      Zero coupon obligations do not pay any current interest. Instead, zero coupon obligations are issued at a significant discount from the value the series expects to receive upon maturity. All zero coupon obligations purchased by the series will mature within one year of the liquidation date. The series may invest in interest-bearing debt obligations in order to make effective use of cash reserves pending investment in zero coupon obligations, pending liquidation and to permit the payment of current operating expenses of the series.

o   PRINCIPAL RISKS OF AN INVESTMENT

    Your investment in the series is subject to certain risks:

    o Interest Rate Risk: When interest rates rise, the prices of fixed income securities in the series' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the series' portfolio will generally rise. The value of the zero coupon obligations acquired by the series, and therefore the value of shares of the series, may be subject to greater fluctuations in response to changing market interest rates than the value of debt obligations that pay interest currently.

    o Maturity Risk: Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the series' fixed income investments will affect the volatility of the series' share price.

    o Early Redemption Risk: Zero coupon obligations, if held to maturity, provide a predictable yield. However, in light of the fluctuation in the market value of zero coupon obligations that occurs with changes in market interest rates, investors who desire to attain the growth rate anticipated at the time of investment must retain their shares until the liquidation date. Any investor who redeems his or her investment in the series prior to the liquidation date is likely to achieve a different investment return than the return that was anticipated on the date the investment was made, and may even suffer a loss.

    o As with any mutual fund, you could lose money on your investment in the series.

    An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o   BAR CHART AND PERFORMANCE TABLE

    The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the Variable Contracts through which an investment is made. If these fees and charges were included, they would reduce these returns.

    BAR CHART


    The bar chart shows changes in the annual total returns of the series shares, assuming the reinvestment of distributions.


               1990                 5.92%
               1991                20.54%
               1992                 8.18%
               1993                15.03%
               1994                (6.99)%
               1995                19.88%
               1996                 1.91%
               1997                 6.98%
               1998                 7.28%
               1999                 2.87%


    ----------
    During the period shown in the bar chart the highest quarterly return was 9.83% (for the calendar quarter ended December 31, 1990) and the lowest quarterly return was (5.17)% (for the calendar quarter ended March 31, 1992).


    PERFORMANCE TABLE

    This table shows the series' average annual total returns for certain periods and assumes the reinvestment of distributions.


    AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999
    ............................................................................
                                                     1 Year   5 Years   10 Years

    Zero Coupon Series, Portfolio 2000                2.87%     7.60%     7.86%

--------------------------------------------
III CERTAIN INVESTMENT STRATEGIES AND RISKS
--------------------------------------------


o   FURTHER INFORMATION ON INVESTMENT STRATEGIES AND RISKS

    Each series may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the series and therefore are not described in this Prospectus. The types of securities and investment techniques and practices in which a series may engage, including the principal investment techniques and practices described above, are identified in Appendix A to this Prospectus, and are discussed, together with their risks, in the Series Fund's Statement of Additional Information (referred to as the SAI), which you may obtain by contacting Sun Life Assurance Company of Canada (U.S.), Retirement Products and Services Division (see back cover for address and phone number).

o   TEMPORARY DEFENSIVE POLICIES


    In addition, each series may depart from its principal investment strategies by temporarily investing for defensive purposes when adverse market, economic or political conditions exist. While a series invests defensively, it may not be able to pursue its investment objective.


o   ACTIVE OR FREQUENT TRADING


    Each series, except for the Money Market Series and the Zero Coupon Series, may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains, which could increase your tax liability. Frequent trading also increases transaction costs, which could detract from the series' performance.

----------------------------
IV MANAGEMENT OF THE SERIES
----------------------------

o   INVESTMENT ADVISER


    Massachusetts Financial Services Company (referred to as MFS or the adviser) is the series' investment adviser. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $150.66 billion as of March 31, 2000. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

      MFS provides investment management and related administrative services and facilities to the series, including portfolio management and trade execution. For these services, the series pays MFS an annual management fee. The effective rate of the management fee paid by the series to MFS is reflected in the "Expense Table." For certain series, the contractual fee rate differs from the effective fee rate as follows:

                   SERIES                          CONTRACTUAL FEE RATE
                   ------                          --------------------
    Capital Opportunities Series
    Emerging Growth Series
    Global Asset Allocation Series          0.75% of the series' first $300
    Global Governments Series               million of average daily net
    Global Total Return Series              assets and 0.675% of the series'
    Managed Sectors Series                  average daily net assets over $300
    Research Series                         million.
    Total Return Series
    Utilities Series

    International Growth and Income         0.975% of the series' first $500
    Series                                  million of average daily net
    International Growth Series             assets and 0.925% of the series'
                                            average daily net assets over $500
                                            million.

o   PORTFOLIO MANAGERS

             SERIES                                             PORTFOLIO MANAGERS
             ------                                             ------------------

Bond Series                        Geoffrey L. Kurinsky, a Senior Vice President of MFS, has been the portfolio manager of the series since May 1, 1998, and has been employed in the investment management area of MFS since 1987.

Capital Appreciation Series        Paul M. McMahon, a Senior Vice President of MFS, has been the portfolio manager of the series since July 19, 1985, and has been employed in the investment management area of MFS since 1981.

Capital Opportunities Series       Maura A. Shaughnessy, a Senior Vice President of MFS, has been the portfolio manager of the series since February 24, 1999, and has been employed in the investment management area of MFS since 1991.

Emerging Growth Series             Toni Y. Shimura, a Senior Vice President of MFS, has been the portfolio manager of the series since November 30, 1995, and has been employed in the investment management area of MFS since 1987. John W. Ballen, Chief
                                   Investment Officer and President of MFS, provides general oversight in the management of the series portfolio.

Emerging Markets Equity Series     This series is managed by a committee of investment research analysts. This committee includes investment analysts not only employed by MFS but also by
                                   MFS' foreign advisory affiliates. The series' assets are allocated among countries and industries by the analysts acting together as a group.
                                   Individual analysts are then responsible for selecting what they view as the securities best suited to meet the series' investment objective within their assigned geographic and industry responsibility.

Equity Income Series               Lisa B. Nurme, a Senior Vice President of MFS, has been the portfolio manager of the series since May 1, 1998, and has been employed in the investment management area of MFS since 1987.

Global Asset Allocation Series     Effective February 15, 1999, Joseph C. Flaherty, Jr., a Vice President of
                                   MFS, determines the allocation of assets among the following five asset classes: (i) U.S. equity securities; (ii) foreign equity securities; (iii)
                                   U.S. investment grade fixed income securities; (iv) U.S. high yield fixed income securities; and (v) foreign fixed income securities. Mr. Flaherty has been employed in the investment management area of MFS since 1993. A team of portfolio managers selects specific portfolio securities within each of these asset classes.

Global Governments Series          Stephen C. Bryant, a Senior Vice President of MFS, has been the portfolio manager of the series since June 14, 1994, and has been employed in the investment management area of MFS since 1987.

Global Growth Series               Asset allocation decisions are made by David A. Antonelli, Senior Vice
                                   President of MFS. Mr. Antonelli is the Director of the MFS International
                                   Equity Research Department. Mr. Antonelli has been employed in the investment management area of MFS since 1991. Each sector has its own portfolio management team:

                                   o Domestic Growth Companies. Assets allocated to domestic growth companies are managed by Toni Y. Shimura. Ms. Shimura, a Senior Vice President of MFS, has
                                     been a portfolio manager of the series since March 1, 1995, and has been employed in the investment management area of MFS since 1987. John W.
                                     Ballen, Chief Investment Officer and President of MFS, provides general oversight in the management of the series portfolio.

                                   o Foreign Developed Markets Growth Companies. Assets allocated to foreign developed markets growth companies are managed by a committee of investment research analysts. This committee includes investment analysts employed not only by MFS but also by MFS foreign branches and affiliates. This portion of the series' assets are further allocated among countries and industries by the analysts acting together as a group. Individual analysts are then responsible for selecting what they view as the securities best suited to meet the series' investment objective within their assigned geographic and industry responsibility.

                                   o Foreign Emerging Markets Growth Companies. Assets allocated to foreign emerging markets growth companies are managed by a committee of investment research analysts. This committee includes investment analysts employed by
                                     MFS and by MFS' foreign branches and affiliates. This portion of the series'
                                     assets is allocated among countries and industries by the analysts acting together as a group. Individual analysts are then responsible for selecting what they view as the securities best suited to meet each such series investment objective within their assigned geographic and industry responsibility.

Global Total Return Series         Frederick J. Simmons, a Senior Vice President of MFS, has been a portfolio manager of the series since November 7, 1994, and has been employed in the investment management area of MFS since 1971. Steven R. Gorham, a Vice
                                   President of MFS, has been a portfolio manager of the series since May 1,
                                   2000, and has been employed in the investment management area of MFS since
                                   1992.

Government Securities Series       Steven E. Nothern, a Vice President of MFS, has been the portfolio manager of the series since January 1, 1998, and has been employed in the investment management area of MFS since 1986.

High Yield Series                  Bernard Scozzafava, a Senior Vice President of MFS, has been the portfolio manager of the series since June 30, 1994, and has been employed in the investment management area of MFS since 1989.

International Growth Series        David R. Mannheim, a Senior Vice President of the Adviser, has been the portfolio manager of the series since September 8, 1997, and has been employed in the investment management area of MFS since 1988.

International Growth and Income    Frederick J. Simmons, a Senior Vice President of the Adviser, has been a
  Series                           portfolio manager of the series since September 8, 1997, and has been employed in the investment management area of MFS since 1971. Steven R.
                                   Gorham, a Vice President of MFS, has been a portfolio manager of the series since May 1, 2000, and has been employed in the investment management area of
                                   MFS since 1992.

Managed Sectors Series             Toni Y. Shimura, a Senior Vice President of MFS, has been the portfolio manager of the series since December 9, 1998, and has been employed in the investment management area of MFS since 1987.

Massachusetts Investors Growth     Stephen Pesek, a Vice President of MFS, has been a portfolio manager of the
  Stock Series                     series since February 24, 1999, and has been employed in the investment management area of MFS since 1994. Thomas D. Barrett, a Vice President of the
                                   Adviser, has been a portfolio manager of the series since May 1, 2000, and has been employed in the investment management area of MFS since 1996. Prior to MFS, Mr. Barrett was an Assistant Vice President and Research Analyst with
                                   The Boston Company Asset Management, Inc.

Massachusetts Investors Trust      John D. Laupheimer, Jr., a Senior Vice President of MFS, has been a portfolio
  Series                           manager of the series since January 1, 1993, and has been employed in the investment management area of MFS since 1981. Mitchell D. Dynan, a Senior
                                   Vice President of MFS, has been a portfolio manager of the series since
                                   January 1, 1995, and has been employed in the investment management area of
                                   MFS since 1986.

New Discovery Series               Brian E. Stack, a Senior Vice President of MFS, has been the portfolio manager of the series since May 1, 1998, and has been employed in the investment management area of MFS since 1993.

Research, Research Growth and      These series are managed by a committee comprised of various equity research
      Income and Research          analysts.
      International Series

Strategic Growth Series            S. Irfan Ali, Vice President of MFS, has been the portfolio manager of the series since its inception. Mr. Ali has employed in the investment management area of MFS area of MFS since 1993.

Strategic Income Series            James T. Swanson, a Senior Vice President of MFS, has been the portfolio manager of the series since May 1, 1998, and has been employed in the investment management area of MFS since 1985.

Total Return Series                David M. Calabro, a Senior Vice President of MFS, has been a portfolio manager of the series since July 19, 1995, and has been employed in the investment management area of MFS since 1992. Mr. Calabro is the head of this portfolio management team and a manager of the common stock portion of the series' portfolio. Geoffrey L. Kurinsky, a Senior Vice President of MFS, has
                                   been a portfolio manager of the series since July 19, 1995, and employed in the investment management area of MFS since 1987. Mr. Kurinsky is the manager of the series' fixed income securities. Constantinos G. Mokas, a Vice
                                   President of MFS, has been a portfolio manager of the series since April 1,
                                   1998, and has been employed in the investment management area of MFS since
                                   1990. Mr. Mokas is the manager of the series' convertible securities. Lisa B.
                                   Nurme, a Senior Vice President of MFS, has been employed in the investment management of MFS since 1987. Ms. Nurme is a manager of the common stock portion of the series' portfolio and has been a portfolio manager of the series since July 19, 1995. Kenneth J. Enright, a Vice President of MFS, has
                                   been employed in the investment management area of MFS since 1986, and has been a portfolio manager of the series since January 15, 1999. Mr. Enright is a manager of the common stock portion of the series' portfolio.

Utilities Series                   Maura A. Shaughnessy, a Senior Vice President of MFS, has been the portfolio manager of the series since November 17, 1993, and has been employed in the investment management area of MFS since 1991.

Zero Coupon Series                 Geoffrey L. Kurinsky, a Senior Vice President of MFS, has been the portfolio manager of the series since 1991, and has been employed in the investment management area of MFS since 1987.


o   ADMINISTRATOR

    MFS provides the series with certain financial, legal, compliance, shareholder communications and other administrative services. MFS is reimbursed by the series for a portion of the costs it incurs in providing these services.

o   SHAREHOLDER SERVICING AGENT

    MFS Service Center, Inc. (referred to as MFSC), a wholly owned subsidiary of MFS, performs transfer agency and certain other services for the series, for which it is entitled to receive compensation from the series.

------------------------
V DESCRIPTION OF SHARES
------------------------

    The Series Fund offers shares of each of its series to separate accounts established by Sun Life Assurance Company of Canada (U.S.) and its affiliates in order to serve as investment vehicles for variable annuity and variable life insurance contracts. All purchases, redemptions and exchanges of shares are made through these insurance company separate accounts, which are the record owner of the shares. Contract holders seeking to purchase, redeem or exchange interests in a series' shares should consult with the insurance company which issued their contract.

---------------------
VI OTHER INFORMATION
---------------------

o   PRICING OF SERIES SHARES


    The price of each series' shares is based on its net asset value. The net asset value of each series' shares is determined at the close of regular trading each day that the New York Stock Exchange is open for trading (generally, 4:00 p.m., Eastern time) (referred to as the valuation time). The New York Stock Exchange is closed on most national holidays and Good Friday. To determine net asset value, each series except the Money Market Series values its assets at current market values, or, if current market values are unavailable, at fair value as determined by the Adviser under the direction of the Board of Trustees that oversees the series. Fair value pricing may be used by a series when current market values are unavailable or when an event occurs after the close of the exchange on which the series' portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by a series may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. The Money Market Series values its assets using the amortized cost method.


    Sun Life Assurance Company of Canada (U.S.) and its affiliates are the designees of the Series Fund for receipt of purchase, exchange and redemption orders from contractholders. An order submitted to the Series Fund's designee by the valuation time will receive the net asset value next calculated, provided that the Series Fund receives notice of the order generally by 9:30 a.m. Eastern time on the next day on which the New York Stock Exchange is open for trading.

    Certain of the series invest in securities which are primarily listed on foreign exchanges that trade on weekends and other days when the series does not price its shares. Therefore, the value of the series' shares may change on days when you will not be able to purchase or redeem the series' shares.

    It is expected that the Money Market Series will have a positive net income at the time of each determination of net income. If for any reason net income is a negative amount, the Money Market Series will first offset the negative amount against the dividends declared during the month and will then, to the extent necessary, reduce the number of its outstanding shares by treating each shareholder as having contributed to the capital of the Money Market Series that number of full and fractional shares in the account of such shareholder which represents his or her proportion of the negative amount. Each shareholder of the Money Market Series will be deemed to have agreed to such contribution in these circumstances by his or her investment in the Money Market Series. This procedure will permit the net asset value per share of the Money Market Series to be maintained at a constant $1.00 per share. There can be no assurance that the Money Market Series will be able to maintain a stable net asset value of $1.00 per share, other than by such offset of dividends or reduction in the number of shares in a shareholder account.

o   DISTRIBUTIONS


    Each series (except the Money Market Series) intends to pay substantially all of its net income (including any realized net capital gains) to shareholders as dividends at least annually.

    The Money Market Series intends to declare daily as dividends substantially all of its net income (excluding any realized net capital gains) and to pay these dividends to shareholders at least monthly. Any realized net capital gains are distributed at least annually.


o   TAX CONSIDERATIONS


    The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in a series may have on your tax situation. Each series of the Series Fund is treated as a separate corporation for federal income tax purposes. As long as a series qualifies for treatment as a regulated investment company (which it has done in the past and intends to do in the future), it pays no federal income tax on the earnings it distributes to shareholders. In addition, each series also intends to continue to diversify its assets to satisfy the federal diversification tax rules applicable to separate accounts that fund variable insurance and annuity contracts.


    Shares of the series are offered to insurance company separate accounts. You should consult with the insurance company which issued your contract to understand the federal tax treatment of your investment.

o   RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS

    Purchases and exchanges should be made for investment purposes only. Each series reserves the right to reject or restrict any specific purchase or exchange request. Because an exchange request involves both a request to redeem shares of one series and to purchase shares of another series, the series consider the underlying redemption and purchase requests conditioned upon the acceptance of each of these underlying requests. Therefore, in the event that a series rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed. When a series determines that the level of exchanges is detrimental to its remaining shareholders, the series may delay the payment of exchange proceeds for up to seven days to permit cash to be raised through the orderly liquidation of its portfolio securities to pay the redemption proceeds. In this case, the purchase side of the exchange will be delayed until the exchange proceeds are paid by the redeeming series.


o   EXCESSIVE TRADING PRACTICES

    The series do not permit market-timing or other excessive trading practices. Excessive, short-term (market-timing) trading practices may disrupt portfolio management strategies and harm series performance. As noted above, the series reserve the right to reject or restrict any purchase order (including exchanges) from any investor. To minimize harm to the series and their shareholders, the series will exercise these rights if an investor has a history of excessive trading or if an investor's trading, in the judgment of the series, has been or may be disruptive to a series. In making this judgment, the series may consider trading done in multiple accounts under common ownership or control.


o   IN-KIND DISTRIBUTIONS

    The series have reserved the right to pay redemption proceeds by a distribution in-kind of portfolio securities (rather than cash). In the event that the series makes an in-kind distribution, you could incur the brokerage and transaction charges when converting the securities to cash. The series do not expect to make in-kind distributions.

o   UNIQUE NATURE OF SERIES


    MFS may serve as the investment adviser to other funds which have investment goals and principal investment policies and risks similar to those of the series, and which may be managed by a series' portfolio manager(s). While a series may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a series and these similar products, including differences in sales charges, expense ratios and cash flows.

o   POTENTIAL CONFLICTS


    Shares of the series may be offered to separate accounts established by Sun Life Assurance Company of Canada (U.S.) and its affiliates to fund benefits under both variable annuity and variable life insurance contracts. The series do not anticipate any disadvantage to contract owners arising out of its simultaneous funding of both variable annuity and variable life insurance contracts. A conflict could occur due to a change in laws affecting the operation of variable life and/or variable annuity separate accounts or for some other reason. The Board of Trustees of the series intends to monitor events in order to identify any material conflicts among the interests of variable annuity contract owners and the interests of variable life insurance contract owners and to determine what action, if any, should be taken in response. In addition, if Sun Life Assurance Company of Canada (U.S.) and/or its affiliates believe that a series response to any such events or conflicts is insufficient to protect contract owners, they will take additional appropriate action. Such action might include withdrawal by one or more separate accounts of their investment in a series which could force the series to liquidate portfolio securities at disadvantageous prices.

-------------------------
VII  FINANCIAL HIGHLIGHTS
-------------------------


    The financial highlights table is intended to help you understand a series' financial performance for the past five years, or, if a series has not been in operation that long, since the time it commenced investment operations. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in a series (assuming reinvestment of all distributions). The returns shown do not reflect fees and charges imposed under the Variable Contracts through which an investment is made. If these fees and charges were included, they would reduce these returns. This information has been audited by the Series Fund's independent auditors, whose report, together with the Series Fund's financial statements, are included in the Series Fund's annual report to shareholders. A series' annual report is available upon request by contacting Sun Life Assurance Company of Canada (U.S.), Retirement Products and Services Division (see back cover for address and phone number). These financial statements are incorporated by reference into the SAI. The Series Fund's independent auditors are Deloitte & Touche LLP.


BOND SERIES
 ................................................................................................................
                                                                          Year Ended                Period Ended
                                                                          December 31,              December 31,
                                                                              1999                      1998*
                                                                          ------------              -------------
Per share data (for a share outstanding throughout each period):
Net asset value -- beginning of period .........................            $10.6897                  $10.0000
                                                                            --------                  --------
Income (loss) from investment operations# --
  Net investment income(S) .....................................            $ 0.6694                  $ 0.3306
  Net realized and unrealized gain (loss) on investments
    and foreign currency .......................................             (0.8527)                   0.3591
                                                                            --------                  --------
    Total from investment operations ...........................            $(0.1833)                 $ 0.6897
                                                                            --------                  --------
Less distributions declared to shareholders --
  From net investment income ...................................            $(0.0960)                 $   --
  From net realized gain on investments and foreign
    currency transactions ......................................             (0.0547)                     --
  In excess of net realized gain on investments and
    foreign currency transactions ..............................             (0.0001)                     --
                                                                            --------                  --------
    Total distributions declared to shareholders ...............            $(0.1508)                 $   --
                                                                            --------                  --------
Net asset value -- end of period ...............................            $10.3556                  $10.6897
                                                                            ========                  ========
Total return(+) ................................................               (1.69)%                    6.90%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses## ...................................................                0.72%                     1.03%+
  Net investment income ........................................                6.37%                     4.88%+
Portfolio turnover .............................................                 267%                      161%
Net assets at end of period (000 Omitted) ......................             $52,141                   $19,595
----------
(S) The investment adviser voluntarily waived a portion of its fee for the Series for the period indicated. If this fee had been incurred by the Series, the net investment income per share and the ratios would have been:
      Net investment income ........................................................                   $0.3282
      Ratios (to average net assets):
        Expenses## .................................................................                      1.07%+
        Net investment income ......................................................                      4.84%+
--------------
  + Annualized.
 ++ Not annualized.
  * For the period from the commencement of the Series' investment operations, May 6, 1998, through December 31, 1998.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(+) The total return information shown above does not reflect expenses that apply to the separate accounts established by Sun Life of Canada (U.S.) and Sun Life (N.Y.). Inclusion of these charges would reduce the total return figures for all periods shown.

CAPITAL APPRECIATION SERIES
 ..................................................................................................................................

                                                         Year Ended December 31,
                                                ----------------------------------------------------------------------------------
                                                   1999              1998              1997              1996             1995
                                                ----------        ----------        ----------        ----------        ----------
Per share data (for a share outstanding
  throughout each period):
Net asset value -- beginning
  of period ..............................      $  45.9348        $  40.1392        $  35.8316        $  31.9878        $  24.4076
                                                ----------        ----------        ----------        ----------        ----------
Income from investment operations# --
  Net investment income (loss) ...........      $  (0.0659)       $  (0.0962)       $  (0.0405)       $  (0.0200)       $   0.0933
  Net realized and unrealized
    gain on investments and foreign
    currency .............................         13.5257           11.0414            7.8691            6.7422            8.1619
                                                ----------        ----------        ----------        ----------        ----------
    Total from investment operations .....      $  13.4598        $  10.9452        $   7.8286        $   6.7222        $   8.2552
                                                ----------        ----------        ----------        ----------        ----------
Less distributions declared to shareholders --
  From net investment income .............      $     --          $     --          $     --          $  (0.0322)       $  (0.0568)
  From net realized gain on investments
    and foreign currency transactions ....         (5.2788)          (5.1496)          (3.5210)          (2.8462)          (0.6182)
                                                ----------        ----------        ----------        ----------        ----------
    Total distributions
      declared to
      shareholders .......................      $  (5.2788)       $  (5.1496)       $  (3.5210)       $  (2.8784)       $  (0.6750)
                                                ----------        ----------        ----------        ----------        ----------
Net asset value -- end of  period ........      $  54.1158        $  45.9348        $  40.1392        $  35.8316        $  31.9878
                                                ==========        ==========        ==========        ==========        ==========
Total return(+) ..........................           32.64%            28.70%            23.14%            21.48%            34.46%
Ratios (to average net
  assets)/Supplemental data:
  Expenses## .............................            0.76%             0.77%             0.78%             0.80%             0.83%
  Net investment income (loss) ...........           (0.15)%           (0.23)%           (0.10)%           (0.05)%            0.32%
Portfolio turnover .......................              89%               79%               68%               67%               89%
Net assets at end of period (000 Omitted)       $2,121,575        $1,725,155        $1,326,240        $1,061,631        $  797,102

--------------
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from directed brokerage and certain expense offset arrangements.
(+) The total return information shown above does not reflect expenses that apply to the separate accounts established by Sun Life of Canada (U.S.) and Sun Life (N.Y.). Inclusion of these charges would reduce the total return figures for all periods shown.

CAPITAL OPPORTUNITIES SERIES
 .................................................................................................................................

                                                                               Year Ended December 31,               Period Ended
                                                                      ----------------------------------------       December 31,
                                                                        1999            1998            1997            1996*
                                                                      --------        --------        --------       ------------
Per share data (for a share outstanding throughout each period):
Net asset value -- beginning of period .........................      $16.9825        $13.9339        $11.0055        $10.0000
                                                                      --------        --------        --------        --------
Income from investment operations# --
  Net investment income(S) .....................................      $ 0.0046        $ 0.0477        $ 0.1466        $ 0.0916
  Net realized and unrealized gain on
    investments and foreign currency ...........................        7.9499          3.6598          2.8785          0.9139
                                                                      --------        --------        --------        --------
    Total from investment operations ...........................      $ 7.9545        $ 3.7075        $ 3.0251        $ 1.0055
                                                                      --------        --------        --------        --------
Less distributions declared to shareholders --
  From net investment income ...................................      $(0.0350)       $(0.0620)       $(0.0221)       $   --
  From net realized gain on investments and
    foreign currency transactions ..............................       (0.3939)        (0.5969)        (0.0746)           --
                                                                      --------        --------        --------        --------
    Total distributions declared to
      shareholders .............................................      $(0.4289)       $(0.6589)       $(0.0967)       $   --
                                                                      --------        --------        --------        --------
Net asset value -- end of period ...............................      $24.5081        $16.9825        $13.9339        $11.0055
                                                                      ========        ========        ========        ========
Total return(+) ................................................         47.65%          26.97%          27.57%          10.10%++
Ratios (to average net assets)/Supplemental
  data(S):
  Expenses## ...................................................          0.84%           0.86%           0.77%           0.63%+
  Net investment income ........................................          0.02%           0.31%           1.15%           1.75%+
Portfolio turnover .............................................           145%            135%            129%             52%
Net assets at end of period (000 Omitted) ......................      $437,204        $190,712        $ 87,744        $ 16,700

----------
(S) The investment adviser voluntarily waived a portion of its fee for the Series for certain of the periods indicated. In addition, the investment adviser agreed to maintain the expenses of the Series at not more than 1.00% of average daily net assets for certain of the periods indicated. If these fees had been incurred and/or to the extent actual expenses were over/ under these limitations, the net investment income per share and the ratios would have been:
      Net investment income ..................................................................        $  0.1296       $  0.0537
      Ratios (to average net assets):
        Expenses## ...........................................................................             0.90%           1.35%+
        Net investment income ................................................................             1.03%           1.02%+
  * For the period from the commencement of the Series' investment operations, June 3, 1996, through December 31, 1996.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(+) The total return information shown above does not reflect expenses that apply to the separate accounts established by Sun Life of Canada (U.S.) and Sun Life (N.Y.). Inclusion of these charges would reduce the total return figures for all periods shown.



EMERGING GROWTH SERIES
 ....................................................................................................................................
                                                           Year Ended December 31,                                     Period Ended
                                               ----------------------------------------------------------------        December 31,
                                                  1999              1998              1997              1996              1995*
                                               ----------        ----------        ----------        ----------        ----------
Per share data (for a share outstanding
  throughout each period):
Net asset value -- beginning of
  period .................................     $  23.2757        $  18.0032        $  14.8305        $  12.6867        $  10.0000
                                               ----------        ----------        ----------        ----------        ----------
Income from investment operations# --
  Net investment income (loss)(S) ........     $  (0.0448)       $  (0.0530)       $  (0.0551)       $   0.0175        $   0.0788
  Net realized and unrealized gain
    on investments and foreign
    currency .............................        17.4370            6.0356            3.2968            2.1506            2.6079
                                               ----------        ----------        ----------        ----------        ----------
    Total from investment operations .....     $  17.3922        $   5.9826        $   3.2417        $   2.1681        $   2.6867
                                               ----------        ----------        ----------        ----------        ----------
Less distributions declared to
  shareholders --
  From net investment income .............     $     --          $     --          $  (0.0098)       $  (0.0243)       $     --
  From net realized gain on
    investments and foreign currency
    transactions .........................        (0.3907)          (0.7101)          (0.0592)             --                --
                                               ----------        ----------        ----------        ----------        ----------
    Total distributions declared to
      shareholders .......................     $  (0.3907)       $  (0.7101)       $  (0.0690)       $  (0.0243)       $     --
                                               ----------        ----------        ----------        ----------        ----------
Net asset value -- end of period .........     $  40.2772        $  23.2757        $  18.0032        $  14.8305        $  12.6867
                                               ==========        ==========        ==========        ==========        ==========
Total return(+) ..........................          75.81%            33.88%            21.93%            17.15%            26.80%++
Ratios (to average net assets)/
  Supplemental data(S):
  Expenses## .............................           0.75%             0.78%             0.81%             0.70%             0.24%+
  Net investment income (loss) ...........          (0.17)%           (0.27)%           (0.33)%            0.12%             1.13%+
Portfolio turnover .......................            166%               80%              109%               88%               28%
Net assets at end of period (000
  Omitted) ...............................     $1,444,210        $  736,251        $  457,351        $  250,826        $   67,255

----------
(S) The investment adviser voluntarily waived all or a portion of its fee for the Series for the periods indicated. If this fee had been incurred by the Series, the net investment income (loss) per share and the ratios would have been:
    Net investment income (loss) .............................................................        $  (0.0406)       $  0.0265
    Ratios (to average net assets):
      Expenses## .............................................................................              0.84%            1.00%+
      Net investment income (loss) ...........................................................             (0.02)%           0.38%+
  * For the period from the commencement of the Series' investment operations, May 1, 1995, through December 31, 1995.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from directed brokerage and certain expense offset arrangements.
(+) The total return information shown above does not reflect expenses that apply to the separate accounts established by Sun Life of Canada (U.S.) and Sun Life (N.Y.). Inclusion of these charges would reduce the total return figures for all periods shown.



EMERGING MARKETS EQUITY SERIES
 .................................................................................................................................
                                                                             Year Ended December 31,                 Period Ended
                                                                      ----------------------------------------       December 31,
                                                                        1999            1998            1997            1996*
                                                                      --------        --------        --------        --------
Per share data (for a share outstanding throughout each period):
Net asset value -- beginning of period .........................      $ 7.4902        $11.0359        $10.0013        $10.0000
                                                                      --------        --------        --------        --------
Income (loss) from investment operations# --
  Net investment income(S) .....................................      $ 0.0395        $ 0.0934        $ 0.1638        $ 0.0706
  Net realized and unrealized gain (loss) on
    investments and foreign currency ...........................        3.8913         (3.2974)         0.8773         (0.0693)
                                                                      --------        --------        --------        --------
    Total from investment operations ...........................      $ 3.9308        $(3.2040)       $ 1.0411        $ 0.0013
                                                                      --------        --------        --------        --------
Less distributions declared to shareholders --
  From net investment income ...................................      $   --          $(0.1362)       $(0.0065)       $   --
  From net realized gain on investments and
    foreign currency transactions ..............................          --           (0.0967)           --              --
  In excess of net realized gain on
    investments and foreign currency
    transactions ...............................................          --           (0.0517)           --              --
  From paid-in capital .........................................          --           (0.0571)           --              --
                                                                      --------        --------        --------        --------
    Total distributions declared to
      shareholders .............................................      $   --          $(0.3417)       $(0.0065)       $   --
                                                                      --------        --------        --------        --------
Net asset value -- end of period ...............................      $11.4210        $ 7.4902        $11.0359        $10.0013
                                                                      ========        ========        ========        ========
Total return(+) ................................................         52.47%         (29.98)%         10.46%           0.00%++
Ratios (to average net assets)/Supplemental
  data(S):
  Expenses## ...................................................          1.60%           1.59%           1.07%           1.55%+
  Net investment income ........................................          0.44%           1.03%           1.38%           0.77%+
Portfolio turnover .............................................           137%             92%             69%              4%
Net assets at end of period (000 Omitted) ......................      $ 38,139        $ 17,119        $ 24,181        $  3,271

----------------
(S) The investment adviser voluntarily waived all or a portion of its fee for the Series for the periods indicated. If this fee had been incurred by the Series, the net investment income (loss) per share and the ratios would have been:
      Net investment income (loss) ...........................................................       $  0.1552        $ (0.0975)
      Ratios (to average net assets):
        Expenses## ...........................................................................            1.55%            3.38%+
        Net investment income (loss) .........................................................            0.90%           (1.12)%+
  +Annualized.
 ++ Not annualized.
  * For the period from the commencement of the Series' investment operations, June 5, 1996, through December 31, 1996.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(+) The total return information shown above does not reflect expenses that apply to the separate accounts established by Sun Life of Canada (U.S.) and Sun Life (N.Y.). Inclusion of these charges would reduce the total return figures for all periods shown.




EQUITY INCOME SERIES
 ...................................................................................................................
                                                                          Year Ended               Period Ended
                                                                       December 31, 1999         December 31, 1998*
                                                                       -----------------         ------------------
Per share data (for a share outstanding throughout each period):
Net asset value -- beginning of period .........................            $10.5038                  $10.0000
                                                                            --------                  --------
Income from investment operations# --
  Net investment income(S) .....................................            $ 0.1989                  $ 0.1379
  Net realized and unrealized gain on investments
    and foreign currency .......................................              0.5389                    0.3659
                                                                            --------                  --------
    Total from investment operations ...........................            $ 0.7378                  $ 0.5038
                                                                            --------                  --------
Less distributions declared to shareholders --
  From net investment income ...................................            $(0.0302)                 $   --
  From net realized gain on investments and
foreign currency transactions ..................................                --                        --
                                                                                                      --------
    Total distributions declared to shareholders ...............            $(0.0302)                 $   --
                                                                            --------                  --------
Net asset value -- end of period ...............................            $11.2114                  $10.5038
                                                                            ========                  ========
Total return(+) ................................................                7.05%                     5.00%++
Ratios (to average net assets)/Supplemental
  data(S):
  Expenses## ...................................................                1.01%                     1.03%+
  Net investment income ........................................                1.81%                     2.16%+
Portfolio turnover .............................................                  76%                      101%
Net assets at end of period (000 Omitted) ......................            $ 41,172                  $  8,493
----------
(S) The investment adviser agreed to maintain the expenses of the Series, exclusive of management fees, at not more than 0.25% of average daily net assets for the period indicated. If these fees had been incurred and/or to the extent actual expenses were over these limitations, the net investment income per share and ratios would have been:

      Net investment income ........................................................                 $  0.1070
      Ratios (to average net assets):
        Expenses## .................................................................                      1.51%+
        Net investment income ......................................................                      1.68%+
  * For the period from the commencement of the Series' investment operations, May 6, 1998, through December 31, 1998.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(+) The total return information shown above does not reflect expenses that apply to the separate accounts established by Sun Life of Canada (U.S.) and Sun Life (N.Y.). Inclusion of these charges would reduce the total return figures for all periods shown.


GLOBAL ASSET ALLOCATION SERIES

 ..................................................................................................................................

                                                                              Year Ended December 31,
                                                ----------------------------------------------------------------------------------
                                                   1999              1998              1997              1996              1995
                                                ----------        ----------        ----------        ----------        ----------
Per share data (for a share outstanding
  throughout each period):
Net asset value -- beginning of period ...      $  14.4449        $  14.5377        $  13.7794        $  12.2250        $  10.0579
                                                ----------        ----------        ----------        ----------        ----------
Income (loss) from investment operations# --
  Net investment income(S) ...............      $   0.3522        $   0.4686        $   0.4412        $   0.3731        $   0.4205
  Net realized and unrealized gain on
    investments and foreign currency .....          2.2004            0.5338            1.0178            1.5563            1.7540
                                                ----------        ----------        ----------        ----------        ----------
    Total from investment operations .....      $   2.5526        $   1.0024        $   1.4590        $   1.9294        $   2.1745
                                                ----------        ----------        ----------        ----------        ----------
Less distributions declared to
shareholders --
  From net investment income .............      $  (0.7810)       $  (0.4975)       $  (0.2242)       $  (0.1300)       $  (0.0074)
  From net realized gain on investments
    and foreign currency transactions ....         (0.0276)          (0.5977)          (0.4765)          (0.2450)             --
                                                ----------        ----------        ----------        ----------        ----------
    Total distributions declared to
      shareholders .......................      $  (0.8086)       $  (1.0952)       $  (0.7007)       $  (0.3750)       $  (0.0074)
                                                ----------        ----------        ----------        ----------        ----------
Net asset value -- end of period .........      $  16.1889        $  14.4449        $  14.5377        $  13.7794        $  12.2250
                                                ==========        ==========        ==========        ==========        ==========
Total return(+) ..........................           18.48%             6.60%            10.87%            16.04%            21.56%
Ratios (to average net assets)/
  Supplemental data(S):
  Expenses## .............................            0.89%             0.90%             0.92%             0.94%             0.67%
  Net investment income ..................            2.44%             3.21%             3.06%             2.84%             3.70%
Portfolio turnover .......................             180%              163%              162%              154%              146%
Net assets at end of period (000
Omitted) .................................      $  125,074        $  126,641        $  122,912        $   77,016        $   25,863

----------
(S) The investment adviser voluntarily waived a portion of its fee for the period indicated. If this fee had been incurred by the
    Series, the net investment income per share and the ratios would have been:
      Net investment income ....................................................................................        $   0.3716
      Ratios (to average net assets):
        Expenses## .............................................................................................              1.11%
        Net investment income ..................................................................................              3.27%
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(+) The total return information shown above does not reflect expenses that apply to the separate accounts established by Sun Life of Canada (U.S.) and Sun Life (N.Y.). Inclusion of these charges would reduce the total return figures for all periods shown.


GLOBAL GOVERNMENTS SERIES
 ........................................................................................................................

                                                                       Year Ended December 31,
                                                ------------------------------------------------------------------------
                                                  1999            1998           1997             1996            1995
                                                --------        --------        --------        --------        --------
Per share data (for a share outstanding
  throughout each period):
Net asset value -- beginning of period ...      $12.2271        $10.7247        $11.2582        $12.4866        $11.3769
                                                --------        --------        --------        --------        --------
Income (loss) from investment operations# --
  Net investment income ..................      $ 0.5001        $ 0.5302        $ 0.5770        $ 0.6882        $ 0.8031
  Net realized and unrealized gain
    (loss) on investments and foreign
    currency .............................       (1.1105)         1.1118         (0.6754)        (0.2081)         0.9511
                                                --------        --------        --------        --------        --------
    Total from investment operations .....      $(0.6104)       $ 1.6420        $(0.0984)       $ 0.4801        $ 1.7542
                                                --------        --------        --------        --------        --------
Less distributions declared to
shareholders --
  From net investment income .............      $(1.0140)       $(0.1396)       $(0.3742)       $(1.7085)       $(0.0058)
  From net realized gain on investments
    and foreign currency transactions ....       (0.3366)           --           (0.0548)           --           (0.6387)
  In excess of net realized gain on
    investments and foreign currency
    transactions .........................       (0.0001)           --           (0.0061)           --              --
                                                --------        --------        --------        --------        --------
    Total distributions declared to
      shareholders .......................      $(1.3507)       $(0.1396)       $(0.4351)       $(1.7085)       $(0.6445)
                                                ========        ========        ========        ========        ========
Net asset value -- end of period .........      $10.2660        $12.2271        $10.7247        $11.2582        $12.4866
                                                ========        ========        ========        ========        ========
Total return(+) ..........................         (5.18)%         15.46%          (0.76)%          4.66%          15.69%
Ratios (to average net assets)/
  Supplemental data:
  Expenses## .............................          0.90%           0.88%           0.91%           0.90%           0.89%
  Net investment income ..................          4.55%           4.75%           5.43%           6.00%           6.67%
Portfolio turnover .......................           176%            315%            344%            390%            329%
Net assets at end of period (000
Omitted) .................................      $ 74,318        $ 99,220        $110,386        $141,764        $152,486

----------------
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(+) The total return information shown above does not reflect expenses that apply to the separate accounts established by Sun Life of Canada (U.S.) and Sun Life (N.Y.). Inclusion of these charges would reduce the total return figures for all periods shown.


GLOBAL GROWTH SERIES
 ..................................................................................................................................
                                                                                   Year Ended December 31,
                                                          ------------------------------------------------------------------------
                                                            1999            1998            1997            1996            1995
                                                          --------        --------        --------        --------        --------
Per share data (for a share outstanding
 throughout each period):
Net asset value -- beginning of period .............      $15.6555        $14.6844        $13.0338        $12.3464        $10.9425
                                                          --------        --------        --------        --------        --------
Income from investment operations# --
  Net investment income ............................      $ 0.0277        $ 0.0466        $ 0.0446        $ 0.0232        $ 0.0689
  Net realized and unrealized gain on
    investments and foreign currency ...............       10.1515          2.0973          1.9245          1.5878          1.6388
                                                          --------        --------        --------        --------        --------
    Total from investment operations ...............      $10.1792        $ 2.1439        $ 1.9691        $ 1.6110        $ 1.7077
                                                          --------        --------        --------        --------        --------
Less distributions declared to
shareholders --
  From net investment income .......................      $(0.0353)       $(0.0565)       $(0.0626)       $(0.0886)       $(0.1361)
  From net realized gain on
    investments and foreign currency
    transactions ...................................       (0.6371)        (1.1163)        (0.2559)        (0.8350)        (0.1677)
                                                          --------        --------        --------        --------        --------
    Total distributions declared to
      shareholders .................................      $(0.6724)       $(1.1728)       $(0.3185)       $(0.9236)       $(0.3038)
                                                          --------        --------        --------        --------        --------
Net asset value -- end of period ...................      $25.1623        $15.6555        $14.6844        $13.0338        $12.3464
                                                          ========        ========        ========        ========        ========
Total return(+) ....................................         67.25%          14.61%          15.32%          13.02%          16.06%
Ratios (to average net assets)/
  Supplemental data:
  Expenses## .......................................          1.01%           1.01%           1.02%           1.04%           1.07%
  Net investment income ............................          0.16%           0.31%           0.31%           0.18%           0.60%
Portfolio turnover .................................           163%             92%            105%             81%            162%
Net assets at end of period (000
Omitted) ...........................................      $451,753        $277,519        $252,402        $203,106        $146,388

----------------
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(+) The total return information shown above does not reflect expenses that apply to the separate accounts established by Sun Life of Canada (U.S.) and Sun Life (N.Y.). Inclusion of these charges would reduce the total return figures for all periods shown.


GLOBAL TOTAL RETURN SERIES
 ..................................................................................................................................
                                                                       Year Ended December 31,
                                        ------------------------------------------------------------------------------------------
                                                            1999            1998            1997            1996            1995
                                                          --------        --------        --------        --------        --------
Per share data (for a share outstanding throughout
  each period):
Net asset value -- beginning of period .............      $16.6060        $14.6971        $13.2657        $11.8346        $10.0405
                                                          --------        --------        --------        --------        --------
Income from investment operations# --
  Net investment income(S) .........................      $ 0.3916        $ 0.3813        $ 0.3979        $ 0.4131        $ 0.4437
  Net realized and unrealized gain on
    investments and foreign currency ...............        0.8992          2.2629          1.3759          1.2480          1.3564
                                                          --------        --------        --------        --------        --------
    Total from investment operations ...............      $ 1.2908        $ 2.6442        $ 1.7738        $ 1.6611        $ 1.8001
                                                          --------        --------        --------        --------        --------
Less distributions declared to
  shareholders --
  From net investment income .......................      $(0.5175)       $(0.3201)       $(0.1756)       $(0.2300)       $(0.0060)
  From net realized gain on
    investments and foreign currency
    transactions ...................................       (0.7334)        (0.4152)        (0.1668)           --              --
                                                          --------        --------        --------        --------        --------
    Total distributions declared to
      shareholders .................................      $(1.2509)       $(0.7353)       $(0.3424)       $(0.2300)       $(0.0060)
                                                          --------        --------        --------        --------        --------
Net asset value -- end of period ...................      $16.6459        $16.6060        $14.6971        $13.2657        $11.8346
                                                          ========        ========        ========        ========        ========
Total return(+) ....................................          8.43%          18.37%          13.61%          14.33%          17.89%
Ratios (to average net assets)/
  Supplemental data(S):
  Expenses## .......................................          0.89%           0.93%           1.04%           0.96%           0.77%
  Net investment income ............................          2.48%           2.44%           2.85%           3.33%           4.01%
Portfolio turnover .................................           116%            141%            171%            148%            146%
Net assets at end of period (000
Omitted) ...........................................      $107,099        $ 99,955        $ 71,823        $ 37,638        $ 13,786

----------
(S) The investment adviser voluntarily waived a portion of its management and/or other fees for the period indicated. If these fees had been incurred by the Series, the net investment income per share and the ratios would have been:

      Net investment income ......................................................................................        $  0.3972
      Ratios (to average net assets):
        Expenses## ...............................................................................................             1.19%
        Net investment income ....................................................................................             3.59%
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(+) The total return information shown above does not reflect expenses that apply to the separate accounts established by Sun Life of Canada (U.S.) and Sun Life (N.Y.). Inclusion of these charges would reduce the total return figures for all periods shown.



GOVERNMENT SECURITIES SERIES
 ..................................................................................................................................
                                                                                 Year Ended December 31,
                                                          ------------------------------------------------------------------------
                                                            1999            1998            1997            1996             1995
                                                          --------        --------        --------        --------        --------
Per share data (for a share outstanding throughout
  each period):
Net asset value -- beginning of period .............      $13.3946        $13.0406        $12.8672        $13.3900        $12.1219
                                                          --------        --------        --------        --------        --------
Income from investment operations# --
  Net investment income ............................      $ 0.8074        $ 0.7663        $ 0.8109        $ 0.8445        $ 0.8311
  Net realized and unrealized gain
    (loss) on investments and foreign
    currency .......................................       (1.0618)         0.3211          0.2490         (0.6620)         1.2183
                                                          --------        --------        --------        --------        --------
    Total from investment operations ...............      $(0.2544)       $ 1.0874        $ 1.0599        $ 0.1825        $ 2.0494
                                                          --------        --------        --------        --------        --------
Less distributions declared to shareholders from
  net investment income ............................      $(0.6632)       $(0.7334)       $(0.8865)       $(0.7053)       $(0.7813)
                                                          --------        --------        --------        --------        --------
Net asset value -- end of period ...................      $12.4770        $13.3946        $13.0406        $12.8672        $13.3900
                                                          ========        ========        ========        ========        ========
Total return(+) ....................................         (1.88)%          8.70%           8.72%           1.65%          17.66%
Ratios (to average net assets)/
  Supplemental data:
  Expenses## .......................................          0.61%           0.62%           0.63%           0.63%           0.63%
  Net investment income ............................          6.30%           5.82%           6.38%           6.60%           6.59%
Portfolio turnover .................................            83%            107%            182%             57%             80%
Net assets at end of period (000 Omitted) ..........      $510,760        $457,474        $387,732        $383,107        $368,848

----------
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(+) The total return information shown above does not reflect expenses that apply to the separate accounts established by Sun Life of Canada (U.S.) and Sun Life (N.Y.). Inclusion of these charges would reduce the total return figures for all periods shown.


HIGH YIELD SERIES
 ..................................................................................................................................

                                                                                     Year Ended December 31,
                                                          ------------------------------------------------------------------------
                                                            1999            1998            1997            1996             1995
                                                          --------        --------        --------        --------        --------
Per share data (for a share outstanding throughout
  each period):
Net asset value -- beginning of period .............      $ 9.1635        $ 9.7108        $ 9.2131        $ 8.9222        $ 8.1860
                                                          --------        --------        --------        --------        --------
Income from investment operations# --
  Net investment income ............................      $ 0.8314        $ 0.8380        $ 0.8206        $ 0.8012        $ 0.7891
  Net realized and unrealized gain (loss) on
    investments and foreign currency ...............       (0.2067)        (0.7526)         0.3319          0.2131          0.5494
                                                          --------        --------        --------        --------        --------
    Total from investment operations ...............      $ 0.6247        $ 0.0854        $ 1.1525        $ 1.0143        $ 1.3385
                                                          --------        --------        --------        --------        --------
Less distributions declared to
  shareholders from net investment income ..........      $(0.7720)       $(0.6327)       $(0.6548)       $(0.7234)       $(0.6023)
                                                          --------        --------        --------        --------        --------
Net asset value -- end of period ...................      $ 9.0162        $ 9.1635        $ 9.7108        $ 9.2131        $ 8.9222
                                                          ========        ========        ========        ========        ========
Total return(+) ....................................          6.92%           0.58%          13.24%          12.12%          16.93%
Ratios (to average net assets)/Supplemental data:
  Expenses## .......................................          0.83%           0.82%           0.84%           0.84%           0.87%
  Net investment income ............................          9.10%           8.78%           8.70%           9.01%           9.17%
Portfolio turnover .................................            86%            135%            130%             88%             66%
Net assets at end of period (000 Omitted) ..........      $355,100        $326,232        $275,207        $196,498        $153,800

----------
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(+) The total return information shown above does not reflect expenses that apply to the separate accounts established by Sun Life of Canada (U.S.) and Sun Life (N.Y.). Inclusion of these charges would reduce the total return figures for all periods shown.


INTERNATIONAL GROWTH SERIES
 .................................................................................................................................

                                                                               Year Ended December 31,               Period Ended
                                                                      ----------------------------------------       December 31,
                                                                        1999            1998            1997            1996*
                                                                      --------        --------        --------       ------------
Per share data (for a share outstanding throughout each period):
Net asset value -- beginning of period .........................      $ 9.7306        $ 9.6480        $ 9.8213        $10.0000
                                                                      --------        --------        --------        --------
Income (loss) from investment operations# --
  Net investment income(S) .....................................      $ 0.0615        $ 0.0843        $ 0.1201        $ 0.0748
  Net realized and unrealized gain (loss) on
    investments and foreign currency ...........................        3.3625          0.1060         (0.2747)        (0.2535)
                                                                      --------        --------        --------        --------
    Total from investment operations ...........................      $ 3.4240        $ 0.1903        $(0.1546)       $(0.1787)
                                                                      --------        --------        --------        --------
Less distributions declared to shareholders
  from net investment income ...................................      $(0.0552)       $(0.1077)       $(0.0187)       $   --
                                                                      --------        --------        --------        --------
Net asset value -- end of period ...............................      $13.0994        $ 9.7306        $ 9.6480        $ 9.8213
                                                                      ========        ========        ========        ========
Total return(+) ................................................         35.24%           1.94%          (1.64)%         (1.70)%++
Ratios (to average net assets)/Supplemental
  data(S):
  Expenses## ...................................................          1.23%           1.32%           1.11%           1.56%+
  Net investment income ........................................          0.59%           0.86%           1.23%           1.47%+
Portfolio turnover .............................................            88%             77%            261%              3%
Net assets at end of period (000 Omitted) ......................      $ 66,907        $ 35,681        $ 23,401        $  5,525

----------------
(S) The investment adviser agreed to maintain the expenses of the Series, exclusive of management fees, at not more than 1.50% of average daily net assets for certain of the periods indicated. In addition, the investment adviser voluntarily waived all or a portion of its advisory fee for certain of the periods indicated. If these fees had been incurred and/or to the extent actual expenses were over these limitations, the net investment income per share and the ratios would have been:

      Net investment income ....................................                                      $ 0.1036        $  0.0265
      Ratios (to average net assets):
        Expenses## .............................................                                          1.28%            2.50%+
        Net investment income ..................................                                          1.06%            0.46%+
  *For the period from the commencement of the Series' investment operations, June 3, 1996, through December 31, 1996.
  +Annualized.
 ++Not annualized.
  #Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(+) The total return information shown above does not reflect expenses that apply to the separate accounts established by Sun Life of Canada (U.S.) and Sun Life (N.Y.). Inclusion of these charges would reduce the total return figures for all periods shown.


INTERNATIONAL GROWTH AND INCOME SERIES
 ...................................................................................................................................

                                                                           Year Ended December 31,                     Period Ended
                                                          --------------------------------------------------------     December 31,
                                                            1999            1998            1997            1996            1995*
                                                          --------        --------        --------        --------     -----------
Per share data (for a share outstanding throughout
  each period):
Net asset value -- beginning of period .............      $13.1854        $11.1722        $10.6247        $10.1282      $10.0000
                                                          --------        --------        --------        --------      --------
Income from investment operations# --
  Net investment income(S) .........................      $ 0.1236        $ 0.0983        $ 0.1356        $ 0.2326      $ 0.0295
  Net realized and unrealized gain on investments
    and foreign currency ...........................        2.0769          2.3104          0.5497          0.2639        0.0987
                                                          --------        --------        --------        --------      --------
    Total from investment operations ...............      $ 2.2005        $ 2.4087        $ 0.6853        $ 0.4965      $ 0.1282
                                                          --------        --------        --------        --------      --------
Less distributions declared to shareholders --
  From net investment income .......................      $(0.0945)       $(0.1160)       $(0.1124)       $   --        $   --
  From net realized gain on investments and foreign
    currency transactions ..........................       (0.3178)        (0.2795)        (0.0254)           --            --
                                                          --------        --------        --------        --------      --------
    Total distributions declared to shareholders ...      $(0.4123)       $(0.3955)       $(0.1378)       $   --        $   --
                                                          --------        --------        --------        --------      --------
Net asset value -- end of period ...................      $14.9736        $13.1854        $11.1722        $10.6247      $10.1282
                                                          ========        ========        ========        ========      ========
Total return(+) ....................................         17.20%          21.68%           6.53%           4.84%         1.30%++
Ratios (to average net assets)/
  Supplemental data(S):
  Expenses## .......................................          1.16%           1.16%           1.22%           0.97%         1.50%+
  Net investment income ............................          0.96%           0.79%           1.24%           2.21%         1.64%+
Portfolio turnover .................................           103%             54%            194%             51%         --
Net assets at end of period (000 Omitted) ..........      $ 84,569        $ 75,410        $ 51,368        $ 35,710      $  7,179

----------------
(S) The investment adviser voluntarily waived all or a portion of its fee for the Series for the periods indicated. If this fee had been incurred by the Series, the net investment income per share and the ratios would have been:
      Net investment income ......................................................................        $ 0.2101      $  0.0119
      Ratios (to average net assets):
        Expenses## ...............................................................................            1.16%         2.48%+
        Net investment income ....................................................................            2.02%         0.66%+
   +Annualized.
  ++ Not annualized.
   * For the period from the commencement of the Series' investment operations, October 2, 1995, through December 31, 1995.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(+) The total return information shown above does not reflect expenses that apply to the separate accounts established by Sun Life of Canada (U.S.) and Sun Life (N.Y.). Inclusion of these charges would reduce the total return figures for all periods shown.


MANAGED SECTORS SERIES
 ................................................................................................................................

                                                                                    Year Ended December 31,
                                                          ----------------------------------------------------------------------
                                                            1999            1998            1997            1996          1995
                                                          --------        --------        --------        --------      --------
Per share data (for a share outstanding throughout
  each period):
Net asset value -- beginning of  period ............      $28.2448        $29.1601        $26.2503        $25.4468      $19.8823
                                                          --------        --------        --------        --------      --------
Income from investment operations# --
  Net investment income (loss) .....................      $ 0.0153        $(0.0544)       $(0.0597)       $ 0.0200      $ 0.0979
  Net realized and unrealized gain on investments
    and foreign currency ...........................       24.1613          3.7082          6.2302          4.2817        6.1880
                                                          --------        --------        --------        --------      --------
    Total from investment operations ...............      $24.1766        $ 3.6538        $ 6.1705        $ 4.3017      $ 6.2859
                                                          --------        --------        --------        --------      --------
Less distributions declared to shareholders --
  From net investment income .......................      $   --          $   --          $(0.0201)       $(0.0758)     $(0.0542)
  From net realized gain on investments and foreign
    currency  transactions .........................          --           (4.5668)        (3.2406)        (3.4224)      (0.6672)
  In excess of net realized gain on investments and
    foreign currency transactions ..................          --           (0.0023)           --              --            --
                                                          --------        --------        --------        --------      --------
    Total distributions declared to shareholders ...      $   --          $(4.5691)       $(3.2607)       $(3.4982)     $(0.7214)
                                                          --------        --------        --------        --------      --------
Net asset value -- end of period ...................      $52,4214        $28.2448        $29.1601        $26.2503      $25.4468
                                                          ========        ========        ========        ========      ========
Total return(+) ....................................         85.62%          12.25%          25.63%          17.58%        32.29%
Ratios (to average net assets)/
  Supplemental data(S):
  Expenses## .......................................          0.79%           0.80%           0.82%           0.82%         0.84%
  Net investment income (loss) .....................          0.05%          (0.20)%         (0.21)%          0.09%         0.42%
Portfolio turnover .................................           415%            161%            103%            121%          113%
Net assets at end of period (000 Omitted) ..........      $658,808        $364,791        $340,627        $266,368      $194,351

----------------
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from directed brokerage and certain expense offset arrangements.
(+) The total return information shown above does not reflect expenses that apply to the separate accounts established by Sun Life of Canada (U.S.) and Sun Life (N.Y.). Inclusion of these charges would reduce the total return figures for all periods shown.



MASSACHUSETTS INVESTORS GROWTH STOCK SERIES
 ....................................................................................................................
                                                                          Year Ended                Period Ended
                                                                       December 31, 1999          December 31, 1998*
                                                                       -----------------          ------------------
Per share data (for a share outstanding throughout each period):
Net asset value -- beginning of period .........................            $12.0804                  $10.0000
                                                                            --------                  --------
Income from investment operations# --
  Net investment income (loss) .................................            $ 0.0337                  $(0.0001)
  Net realized and unrealized gain on investments and foreign
    currency ...................................................              4.2185                    2.0805
                                                                            --------                  --------
    Total from investment operations ...........................            $ 4.2522                  $ 2.0804
                                                                            --------                  --------
Less distributions declared to shareholders from net realized
  gain on investments and foreign currency transactions ........            $(0.2033)                 $   --
                                                                            --------                  --------
Net asset value -- end of period ...............................            $16.1293                  $12.0804
                                                                            ========                  ========
Total return(+) ................................................               35.80%                    20.70%++
Ratios (to average net assets)/Supplemental data:
  Expenses## ...................................................                0.83%                     0.97%+
  Net investment income ........................................                0.25%                     --
Portfolio turnover .............................................                 147%                       66%
Net assets at end of period (000 Omitted) ......................            $543,930                  $ 81,237

----------
  * For the period from the commencement of the Series' investment operations, May 6, 1998, through December 31, 1998.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from directed brokerage and certain expense offset arrangements.
(+) The total return information shown above does not reflect expenses that apply to the separate accounts established by Sun Life of Canada (U.S.) and Sun Life (N.Y.). Inclusion of these charges would reduce the total return figures for all periods shown.


MASSACHUSETTS INVESTORS TRUST SERIES
 ................................................................................................................................

                                                                                  Year Ended December 31,
                                                          ----------------------------------------------------------------------
                                                            1999            1998            1997            1996          1995
                                                          --------        --------        --------        --------      --------
Per share data (for a share outstanding throughout each period):
Net asset value -- beginning of
  period ...........................................      $38.2476        $33.1489        $26.4978        $22.0182      $16.4563
                                                          --------        --------        --------        --------      --------
Income from investment operations# --
  Net investment income ............................      $ 0.2993        $ 0.3382        $ 0.3714        $ 0.4100      $ 0.4318
  Net realized and unrealized
    gain on investments and
    foreign currency ...............................        2.3798          7.3482          7.8153          5.0415        5.6172
                                                          --------        --------        --------        --------      --------
    Total from investment
      operations ...................................      $ 2.6791        $ 7.6864        $ 8.1867        $ 5.4515      $ 6.0490
                                                          --------        --------        --------        --------      --------
Less distributions declared to
shareholders --
  From net investment income .......................      $(0.2810)       $(0.2646)       $(0.2854)       $(0.2936)     $(0.3037)
  From net realized gain on
    investments and foreign
    currency transactions ..........................       (2.6971)        (2.3231)        (1.2502)        (0.6783)      (0.1834)
                                                          --------        --------        --------        --------      --------
    Total distributions declared
      to shareholders ..............................      $(2.9781)       $(2.5877)       $(1.5356)       $(0.9719)     $(0.4871)
                                                          --------        --------        --------        --------      --------
Net asset value -- end of period ...................      $37.9486        $38.2476        $33.1489        $26.4978      $22.0182
                                                          ========        ========        ========        ========      ========
Total return(+) ....................................          7.18%          23.85%          31.94%          25.41%        37.41%
Ratios (to average net assets)/
  Supplemental data(S):
  Expenses## .......................................          0.59%           0.59%           0.61%           0.61%         0.64%
  Net investment income ............................          0.81%           0.96%           1.23%           1.71%         2.25%
Portfolio turnover .................................            70%             61%             52%             51%           60%
Net assets at end of period (000 Omitted) ..........    $2,235,783      $1,852,728      $1,158,135        $571,008      $302,024

  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from directed brokerage and certain expense offset arrangements.
(+) The total return information shown above does not reflect expenses that apply to the separate accounts established by Sun Life of Canada (U.S.) and Sun Life (N.Y.). Inclusion of these charges would reduce the total return figures for all periods shown.


MONEY MARKET SERIES

                                                                                  Year Ended December 31,
                                                          ----------------------------------------------------------------------
                                                            1999            1998            1997            1996          1995
                                                          --------        --------        --------        --------      --------
Per share data (for a share outstanding throughout each period):
Net asset value -- beginning of period .............      $ 1.0000        $ 1.0000        $ 1.0000        $ 1.0000      $ 1.0000
                                                          --------        --------        --------        --------      --------
Income from investment operations# --
  Net investment income ............................      $ 0.0457        $ 0.0494        $ 0.0495        $ 0.0483      $ 0.0520
                                                          --------        --------        --------        --------      --------
Less distributions declared to
  shareholders from net investment
  income ...........................................      $(0.0457)       $(0.0494)       $(0.0495)       $(0.0483)     $(0.0520)
                                                          --------        --------        --------        --------      --------
Net asset value -- end of period ...................      $ 1.0000        $ 1.0000        $ 1.0000        $ 1.0000      $ 1.0000
                                                          ========        ========        ========        ========      ========
Total return(+) ....................................          4.66%           5.02%           5.06%           4.95%         5.44%
Ratios (to average net assets)/
  Supplemental data(S):
  Expenses## .......................................          0.57%           0.56%           0.57%           0.56%         0.59%
  Net investment income ............................          4.57%           4.94%           4.94%           4.82%         5.30%
Net assets at end of period (000 Omitted) ..........      $501,914        $465,545        $340,060        $409,165      $282,754

--------------
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(+) The total return information shown above does not reflect expenses that apply to the separate accounts established by Sun Life of Canada (U.S.) and Sun Life (N.Y.). Inclusion of these charges would reduce the total return figures for all periods shown.


NEW DISCOVERY SERIES
 ...................................................................................................................
                                                                           Year Ended              Period Ended
                                                                       December 31, 1999         December 31, 1998*
                                                                       -----------------         ------------------
Per share data (for a share outstanding throughout
  each period):
Net asset value -- beginning of period .........................            $10.6232                  $10.0000
                                                                            --------                  --------
Income from investment operations# --
  Net investment loss(S) .......................................            $(0.0761)                 $(0.0273)
  Net realized and unrealized gain on investments
    and foreign currency .......................................              6.4211                    0.6505
                                                                            --------                  --------
    Total from investment operations ...........................            $ 6.3450                  $ 0.6232
                                                                            --------                  --------
Less distributions declared to shareholders from net
  realized gain on investments and foreign currency
  transactions .................................................            $(0.0740)                 $   --
                                                                            --------                  --------
Net asset value -- end of period ...............................            $16.8942                  $10.6232
                                                                            ========                  ========
Total return(+) ................................................               60.25%                     6.20%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses## ...................................................                1.06%                     1.28%+
  Net investment loss ..........................................               (0.65)%                   (0.44)%+
Portfolio turnover .............................................                 149%                       69%
Net assets at end of period (000 Omitted) ......................            $ 65,782                  $ 13,280

----------
(S) The investment adviser agreed to maintain the expenses of the Series, exclusive of management fees, at not more than 0.35% of average daily net assets for the period indicated. If these fees had been incurred and/or to the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:
      Net investment loss ......................................                                      $(0.0470)
        Ratios (to average net assets):
          Expenses## ...........................................                                          1.60%+
          Net investment loss ..................................                                         (0.76)%+
  * For the period from the commencement of the Series' investment operations, May 6, 1998, through December 31, 1998.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(+) The total return information shown above does not reflect expenses that apply to the separate accounts established by Sun Life of Canada (U.S.) and Sun Life (N.Y.). Inclusion of these charges would reduce the total return figures for all periods shown.


RESEARCH SERIES
 ................................................................................................................................

                                                                                  Year Ended December 31,
                                                          ----------------------------------------------------------------------
                                                            1999            1998            1997            1996          1995
                                                          --------        --------        --------        --------      --------
Per share data (for a share outstanding throughout
  each period):
Net asset value -- beginning of period .............      $23.0231        $19.4313        $16.5735        $13.5777      $ 9.8761
                                                          --------        --------        --------        --------      --------
    Income from investment operations# --
  Net investment income(S) .........................      $ 0.0338        $ 0.0780        $ 0.0678        $ 0.0797      $ 0.1401
  Net realized and unrealized gain on investments and
    foreign currency ...............................        5.3711          4.4449          3.3159          3.1330        3.5651
                                                          --------        --------        --------        --------      --------
    Total from investment operations ...............      $ 5.4049        $ 4.5229        $ 3.3837        $ 3.2127      $ 3.7052
                                                          --------        --------        --------        --------      --------
Less distributions declared to shareholders --
  From net investment income .......................      $(0.0704)       $(0.0477)       $(0.0387)       $(0.0328)     $(0.0036)
  From net realized gain on investments and foreign
    currency transactions ..........................       (0.7441)        (0.8834)        (0.4872)        (0.1841)         --
                                                          --------        --------        --------        --------      --------
    Total distributions declared to shareholders ...      $(0.8145)       $(0.9311)       $(0.5259)       $(0.2169)     $(0.0036)
                                                          --------        --------        --------        --------      --------
Net asset value -- end of period ...................      $27.6135        $23.0231        $19.4313        $16.5735      $13.5777
                                                          ========        ========        ========        ========      ========
Total return(+) ....................................         24.14%          23.61%          20.86%          23.76%        37.50%
Ratios (to average net assets)/
  Supplemental data(S):
  Expenses## .......................................          0.75%           0.76%           0.79%           0.84%         0.58%
  Net investment income ............................          0.14%           0.37%           0.37%           0.52%         1.16%
Portfolio turnover .................................            94%             81%             79%             70%           81%
Net assets at end of period (000 Omitted) ..........      $1,245,431      $988,280        $670,302        $325,389      $ 71,828

----------
(S) For the period ended December 31, 1995, the investment adviser voluntarily waived a portion of its fee. If this fee had been incurred by the Series, the net investment income per share and the ratios would have been:
      Net investment income .................................................................             $ 0.0954
      Ratios (to average net assets):
        Expenses## ..........................................................................                 0.95%
        Net investment income ...............................................................                 0.79%
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(+) The total return information shown above does not reflect expenses that apply to the separate accounts established by Sun Life of Canada (U.S.) and Sun Life (N.Y.). Inclusion of these charges would reduce the total return figures for all periods shown.


RESEARCH GROWTH AND INCOME SERIES
 ...................................................................................................................
                                                                        Year Ended December 31,        Period Ended
                                                                       -----------------------         December 31,
                                                                          1999          1998              1997*
                                                                        --------      --------          --------
Per share data (for a share outstanding throughout each period):
Net asset value -- beginning of period ..........................       $13.3898      $11.0208          $10.0000
                                                                        --------      --------          --------
Income from investment operations# --
  Net investment income(S) ......................................       $ 0.0891      $ 0.1170          $ 0.0821
  Net realized and unrealized gain on investments and foreign
    currency ....................................................         1.0078        2.3163            0.9387
                                                                        --------      --------          --------
    Total from investment operations ............................       $ 1.0969      $ 2.4333          $ 1.0208
                                                                        --------      --------          --------
Less distributions declared to shareholders --
  From net investment income ....................................       $(0.0494)     $(0.0150)         $  --
  From net realized gain on investments and foreign currency
    transactions ................................................         --           (0.0493)            --
                                                                        --------      --------          --------
    Total distributions declared to shareholders ................       $(0.0494)     $(0.0643)         $  --
                                                                        --------      --------          --------
Net asset value -- end of period ................................       $14.4373      $13.3898          $11.0208
                                                                        ========      ========          ========
Total return(+) .................................................           8.21%        22.13%         10.20%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses## ....................................................           0.86%         0.95%            1.54%+
  Net investment income .........................................           0.63%         0.96%            1.19%+
Portfolio turnover ..............................................             73%          122%               29%
Net assets at end of period (000 Omitted) .......................        $79,092       $39,152            $6,540

----------
(S) The investment adviser agreed to maintain the expense of the Series at not more than 1.50% of average daily net assets for the period indicated. To the extent actual expenses were over this limitation, the net investment income per share and the ratios would have been:
        Net investment income ...............................................................            $0.0614
        Ratios (to average net assets):
          Expenses## ........................................................................               1.83%+
          Net investment income .............................................................               0.84%+
  * For the period from the commencement of the Series' investment operations, May 13, 1997, through December
    31, 1997.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(+) The total return information shown above does not reflect expenses that apply to the separate accounts established by Sun Life of Canada (U.S.) and Sun Life (N.Y.). Inclusion of these charges would reduce the total return figures for all periods shown.


RESEARCH INTERNATIONAL SERIES
 .................................................................................................................
                                                                          Year Ended                 Period Ended
                                                                          December 31,               December 31,
                                                                              1999                      1998*
                                                                            --------                  --------
Per share data (for a share outstanding throughout each period):
Net asset value -- beginning of period .........................            $ 9.4191                  $10.0000
                                                                            --------                  --------
Income (loss) from investment operations# --
  Net investment income(S) .....................................            $ 0.0300                  $ 0.0043
  Net realized and unrealized gain (loss) on investments
    and foreign currency .......................................              5.1440                   (0.5852)
                                                                            --------                  --------
    Total from investment operations ...........................            $ 5.1740                  $(0.5809)
                                                                            --------                  --------
Less distributions declared to shareholders from net
investments income .............................................            $(0.0035)                 $   --
                                                                            --------                  --------
Net asset value -- end of period ...............................            $14,5896                  $ 9.4191
                                                                            ========                  ========
Total return(+) ................................................               54.94%                    (5.80)%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses## ...................................................                1.50%                     1.55%+
  Net investment income ........................................                0.28%                     0.07%+
Portfolio turnover .............................................                 164%                       59%
Net assets at end of period (000 Omitted) ......................            $ 30,150                  $  3,519

----------
(S) The investment adviser agreed to maintain the expense of the Series at not more than 0.50% of average daily net assets for the period indicated. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:
      Net investment loss ...............................................................             $(0.1301)
      Ratios (to average net assets):
        Expenses## ......................................................................                 3.86%+
        Net investment loss .............................................................                (2.24)%+
  * For the period from the commencement of the Series' investment operations, May 6, 1998, through December
    31, 1998.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(+)The total return information shown above does not reflect expenses that apply to the separate accounts established by Sun Life of Canada (U.S.) and Sun Life (N.Y.). Inclusion of these charges would reduce the total return figures for all periods shown.



STRATEGIC GROWTH SERIES
 ................................................................................................................
                                                                                                    Period Ended
                                                                                                    December 31,
                                                                                                        1999*
                                                                                                      --------
Per share data (for a share outstanding throughout the period):
Net asset value -- beginning of period ......................................................         $10.0000
                                                                                                      --------
Income from investment operations# --
  Net investment income(S) ..................................................................         $ 0.0566
  Net realized and unrealized gain on investments and foreign currency ......................           1.6101
                                                                                                      --------
    Total from investment operations ........................................................         $ 1.6667
                                                                                                      --------
    Capital contribution by investment adviser ..............................................         $ 0.4613
                                                                                                      --------
Net asset value -- end of period ............................................................         $12.1280
                                                                                                      ========
Total return(+) .............................................................................            21.30%++**
Ratios (to average net assets)/Supplemental data(S):
  Expenses## ................................................................................             1.00%+
  Net investment income .....................................................................             2.61%+
Portfolio turnover ..........................................................................                4%
Net assets at end of period (000 Omitted) ...................................................         $  9,158

---------
(S) The investment adviser agreed to maintain the expense of the Series, exclusive of management fees, at not more than 0.25% of average daily net assets for the period indicated. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

      Net investment loss ...................................................................         $(0.0088)
      Ratios (to average net assets):
        Expenses## ..........................................................................             4.01%+
        Net investment loss .................................................................            (0.40)%+
  * For the period from the commencement of the Series' investment operations, October 29, 1999, through December
    31, 1999.
 ** In order to reflect that a portion of the Series' portfolio inadvertently remained uninvested in cash during a period of rapidly rising equity values of securities of the type in which the Series invests, MFS, the
    Series' investment adviser, made a voluntary capital contribution to the Series which made the Series' total return performance during the period November 1, 1999 through December 15, 1999 substantially higher than it otherwise would have been.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(+)The total return information shown above does not reflect expenses that apply to the separate accounts established by Sun Life of Canada (U.S.) and Sun Life (N.Y.). Inclusion of these charges would reduce the total return figures for all periods shown.


STRATEGIC INCOME SERIES

RESEARCH INTERNATIONAL SERIES
 .................................................................................................................
                                                                          Year Ended                 Period Ended
                                                                          December 31,               December 31,
                                                                              1999                      1998*
                                                                            --------                  --------
Per share data (for a share outstanding throughout each period):
Net asset value -- beginning of period .........................            $10.0439                  $10.0000
                                                                            --------                  --------
Income from investment operations# --
  Net investment income(S) .....................................            $ 0.6998                  $ 0.4206
  Net realized and unrealized loss on investments and foreign
    currency ...................................................             (0.2490)                  (0.3767)
                                                                            --------                  --------
    Total from investment operations ...........................            $ 0.4508                  $ 0.0439
                                                                            --------                  --------
Less distributions declared to shareholders --
  From net investment income ...................................            $(0.1450)                 $   --
  From net realized gain on investments and foreign currency
    transactions ...............................................             (0.0406)                     --
  In excess of net realized gain on investments and foreign
    currency transactions ......................................             (0.0554)                     --
                                                                            --------                  --------
    Total distributions declared to shareholders ...............            $(0.2410)                 $   --
                                                                            --------                  --------
Net asset value -- end of period ...............................            $10.2537                  $10.0439
                                                                            ========                  ========
Total return(+) ................................................                4.61%                     0.40%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses## ...................................................                1.08%                     1.29%+
  Net investment income ........................................                6.90%                     6.52%+
Portfolio turnover .............................................                 150%                      182%
Net assets at end of period (000 Omitted) ......................            $ 19,683                  $  7,780

----------
(S) The investment adviser voluntarily waived all or a portion of its fee for the Series for the period indicated. If this fee had been incurred by the Series, the net investment income per share and the ratios would have been:
      Net investment income .....................................                                    $  0.4122
      Ratios (to average net assets):
        Expenses## ..............................................                                         1.42%+
        Net investment income ...................................                                         6.41%+
  + Annualized.
 ++ Not annualized.
  * For the period from the commencement of the Series' investment operations, May 6, 1998, through December
    31, 1998.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(+) The total return information shown above does not reflect expenses that apply to the separate accounts established by Sun Life of Canada (U.S.) and Sun Life (N.Y.). Inclusion of these charges would reduce the total return figures for all periods shown.

TOTAL RETURN SERIES
 ................................................................................................................................

                                                                                   Year Ended December 31,
                                                          ----------------------------------------------------------------------
                                                            1999            1998            1997            1996          1995
                                                          --------        --------        --------        --------      --------
Per share data (for a share outstanding throughout
  each period):
Net asset value -- beginning of period .............      $21.2635        $21.3173        $19.4397        $18.3848      $15.0862
                                                          --------        --------        --------        --------      --------
Income from investment operations# --
  Net investment income ............................      $ 0.6521        $ 0.7305        $ 0.7546        $ 0.7677      $ 0.7824
  Net realized and unrealized gain on investments and
    foreign currency ...............................        0.0373          1.6718          3.2409          1.6795        3.1527
                                                          --------        --------        --------        --------      --------
    Total from investment operations ...............      $ 0.6894        $ 2.4023        $ 3.9955        $ 2.4472      $ 3.9351
                                                          --------        --------        --------        --------      --------
Less distributions declared to shareholders --
  From net investment income .......................      $(0.7136)       $(0.6858)       $(0.7234)       $(0.7189)     $(0.6365)
  From net realized gain on investments and foreign
    currency transactions ..........................       (2.4800)        (1.7703)        (1.3945)        (0.6734)         --
                                                          --------        --------        --------        --------      --------
    Total distributions declared to shareholders ...      $(3.1936)       $(2.4561)       $(2.1179)       $(1.3923)     $(0.6365)
                                                          --------        --------        --------        --------      --------
Net asset value -- end of period ...................      $18.7593        $21.2635        $21.3173        $19.4397      $18.3848
                                                          ========        ========        ========        ========      ========
Total return(+) ....................................          2.84%          11.71%          21.98%          14.10%        26.71%
Ratios (to average net assets)/
  Supplemental data(S):
  Expenses## .......................................          0.69%           0.70%           0.71%           0.72%         0.76%
  Net investment income ............................          3.30%           3.47%           3.72%           4.15%         4.70%
Portfolio turnover .................................           113%            116%            113%            134%          108%
Net assets at end of period (000 Omitted) ..........      $1,879,946    $1,942,111      $1,696,108      $1,335,022    $1,099,887

  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense recuctions from certain offset arrangements.
(S) The total return information shown above does not reflect expenses that apply to the separate accounts established by Sun Life of Canada (U.S.) and Sun Life (N.Y.). Inclusion of these charges would reduce the total return figures for all periods shown.



UTILITIES SERIES
 ................................................................................................................................
                                                                                  Year Ended December 31,
                                                          ----------------------------------------------------------------------
                                                            1999            1998            1997            1996          1995
                                                          --------        --------        --------        --------      --------
Per share data (for a share outstanding throughout
  each period):
Net asset value -- beginning of period .............      $17.0828        $16.4093        $13.9874        $12.2598      $ 9.5209
                                                          --------        --------        --------        --------      --------
Income from investment operations# --
  Net investment income(S) .........................      $ 0.3452        $ 0.4394        $ 0.4576        $ 0.5322      $ 0.4918
  Net realized and unrealized gain on investments and
    foreign currency ...............................        4.5225          2.3048          3.6873          1.8548        2.5197
                                                          --------        --------        --------        --------      --------
    Total from investment operations ...............      $ 4.8677        $ 2.7442        $ 4.1449        $ 2.3870      $ 3.0115
                                                          --------        --------        --------        --------      --------
Less distributions declared to shareholders --
  From net investment income .......................      $(0.2980)       $(0.3070)       $(0.4248)       $(0.3160)     $(0.2726)
  From net realized gain on investments and foreign
    currency transactions ..........................       (1.8119)        (1.7637)        (1.2982)        (0.3434)         --
                                                          --------        --------        --------        --------      --------
    Total distributions declared to shareholders ...      $(2.1099)       $(2.0707)       $(1.7230)       $(0.6594)     $(0.2726)
                                                          --------        --------        --------        --------      --------
Net asset value -- end of period ...................      $19.8406        $17.0828        $16.4093        $13.9874      $12.2598
                                                          ========        ========        ========        ========      ========
Total return(+) ....................................         31.30%          17.54%          32.71%          20.37%        32.36%
Ratios (to average net assets)/
  Supplemental data(S):
  Expenses## .......................................          0.82%           0.86%           0.86%           0.88%         0.44%
  Net investment income ............................          2.01%           2.68%           3.15%           4.23%         4.62%
Portfolio turnover .................................           139%            148%            144%            131%          119%
Net assets at end of period (000 Omitted) ..........        $408,901      $226,292        $123,008         $70,680       $43,134

(S) The investment adviser voluntarily waived a portion of its fee for the Series for the period indicated. If this fee had been incurred by the Series, the net investment income per share and the ratios would have been:
      Net investment income .............................................................................                $0.4375
      Ratios (to average net assets):
        Expenses## ......................................................................................                  0.95%
        Net investment income  ..........................................................................                  4.12%
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense recuctions from directed brokerage and certain offset arrangements.
(S) The total return information shown above does not reflect expenses that apply to the separate accounts established by Sun Life of Canada (U.S.) and Sun Life (N.Y.). Inclusion of these charges would reduce the total return figures for all periods shown.


ZERO COUPON SERIES, PORTFOLIO 2000
 ................................................................................................................................

                                                                                  Year Ended December 31,
                                                          ----------------------------------------------------------------------
                                                            1999            1998            1997            1996          1995
                                                          --------        --------        --------        --------      --------
Per share data (for a share outstanding throughout
  each period):
Net asset value -- beginning of period .............      $ 8.9692        $ 8.9096        $ 8.8822        $ 9.0619      $ 7.9573
                                                          --------        --------        --------        --------      --------
Income from investment operations# --
  Net investment income(S) .........................      $ 0.5475        $ 0.5225        $ 0.4949        $ 0.2094      $ 0.4340
  Net realized and unrealized gain (loss) on
    investments ....................................       (0.2904)         0.0960          0.0896         (0.0528)       1.1038
                                                          --------        --------        --------        --------      --------
    Total from investment operations ...............      $ 0.2571        $ 0.6185        $ 0.5845        $ 0.1566      $ 1.5378
                                                          --------        --------        --------        --------      --------
Less distributions declared to shareholders from net
  investment income ................................      $(0.5952)       $(0.5589)       $(0.5571)       $(0.3363)     $(0.4332)
                                                          --------        --------        --------        --------      --------
Net asset value -- end of period ...................      $ 8.6311        $ 8.9692        $ 8.9096        $ 8.8822      $ 9.0619
                                                          ========        ========        ========        ========      ========
Total return(+) ....................................          2.87%           7.28%           6.98%           1.91%        19.88%
Ratios (to average net assets)/
  Supplemental data(S):
  Expenses## .......................................          0.53%           0.53%           0.54%           0.53%         0.52%
  Net investment income ............................          6.28%           5.88%           5.71%           5.23%         5.18%
Portfolio turnover .................................             0%              0%              0%              2%           27%
Net assets at end of period (000 Omitted) ..........      $  3,061        $  3,473        $  3,614        $  4,337      $  4,616

----------
(S) The investment adviser voluntarily agreed to maintain expenses of the Series at not more than 0.50% of average daily net assets for the periods indicated. To the extent actual expenses were over/under this limitation, the net investment income per share and the ratios would have been:
      Net investment income ........................      $ 0.5323        $ 0.4879        $ 0.4728        $ 0.2045          --
      Ratios (to average net assets):
        Expenses## .................................          0.71%           0.92%           0.80%           0.62%         --
        Net investment income ......................          6.11%           5.49%           5.38%           5.08%         --
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from certain expense offset arrangements.
   (+) The total return information shown above does not reflect expenses that apply to the separate accounts established by Sun
      Life of Canada (U.S.) and Sun Life (N.Y.). Inclusion of these charges would reduce the total return figures for all periods shown.


----------
APPENDIX A
----------

o   INVESTMENT TECHNIQUES AND PRACTICES


    In pursuing its investment objective, the series may engage in the following principal and non-principal investment techniques and practices. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus.
    Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

    INVESTMENT TECHNIQUES/PRACTICES
    ..................................................................................................................
    SYMBOLS          x  permitted          -- not permitted
    ------------------------------------------------------------------------------------------------------------------
                                                                        CAPITAL             CAPITAL           EMERGING
                                                        BOND         APPRECIATION        OPPORTUNITIES         GROWTH
                                                       SERIES           SERIES               SERIES            SERIES
                                                       ------        ------------        -------------         ------
    Debt Securities
      Asset-Backed Securities
        Collateralized Mortgage Obligations and
          Multiclass Pass-Through Securities             x               --                   --                --
        Corporate Asset-Backed Securities                x               --                   --                --
        Mortgage Pass-Through Securities                 x               --                   --                --
        Stripped Mortgage-Backed Securities              x               --                   --                --
      Corporate Securities                               x                x                    x                 x
      Loans and Other Direct Indebtedness                x               --                   --                --
      Lower Rated Bonds                                  x                x                    x                 x
      Municipal Bonds                                    x               --                   --                --
      Speculative Bonds                                  x                x                    x                 x
      U.S. Government Securities                         x                x                    x                 x
      Variable and Floating Rate Obligations             x                x                    x                 x
      Zero Coupon Bonds, Deferred
        Interest Bonds and PIK Bonds                     x                x                    x                 x
    Equity Securities                                   --                x                    x                 x
    Foreign Securities Exposure
      Brady Bonds                                        x                x                    x                --
      Depositary Receipts                               --                x                    x                 x
      Dollar-Denominated Foreign Debt Securities         x                x                   --                --
      Emerging Markets                                   x                x                    x                 x
      Foreign Securities                                 x                x                    x                 x
    Forward Contracts                                    x                x                    x                 x
    Futures Contracts                                    x                x                    x                 x
    Indexed Securities/Structured Products               x                x                   --                --
    Inverse Floating Rate Obligations                   --               --                   --                --
    Investment in Other Investment Companies
      Open-End Funds                                     x               --*                   x                 x
      Closed-End Funds                                   x               --*                   x                 x
    Lending of Portfolio Securities                      x               --*                   x                 x
    Leveraging Transactions
      Bank Borrowings                                   --*              --*                  --*               --*
      Mortgage "Dollar-Roll" Transactions                x**              x**                  x**               x**
      Reverse Repurchase Agreements                     --*              --*                  --*               --*
    Options
      Options on Foreign Currencies                      x                x                    x                 x
      Options on Futures Contracts                       x                x                    x                 x
      Options on Securities                              x                x                    x                 x
      Options on Stock Indices                          --                x                    x                 x
      Reset Options                                     --               --                   --                --
      "Yield Curve" Options                              x               --                   --                --
    Repurchase Agreements                                x                x                    x                 x
    Restricted Securities                                x                x                    x                 x
    Short Sales                                         --               --*                  --                --
    Short Sales Against the Box                         --               --*                   x                --
    Short Term Instruments                               x                x                    x                 x
    Swaps and Related Derivative
    Instruments                                          x               --                   --                --
    Temporary Borrowings                                 x                x                    x                 x
    Temporary Defensive Positions                        x                x                    x                 x
    Warrants                                            --                x                    x                 x
    "When-Issued" Securities                             x                x                    x                 x
    ----------
     * May only be changed with shareholder approval.
    ** The series will only enter into "covered" mortgage dollar-roll transactions, meaning that the series segregates liquid securities equal in value to the securities it will repurchase and does not use these transactions as a form of leverage.


    INVESTMENT TECHNIQUES/PRACTICES
    ..................................................................................................................
    SYMBOLS          x  permitted          -- not permitted
    ------------------------------------------------------------------------------------------------------------------

                                                      EMERGING                               GLOBAL
                                                       MARKETS           EQUITY               ASSET           GLOBAL
                                                       EQUITY           INCOME            ALLOCATION       GOVERNMENTS
                                                       SERIES           SERIES               SERIES            SERIES
                                                       ------           ------             ----------      -----------
    Debt Securities
      Asset-Backed Securities
        Collateralized Mortgage Obligations and
         Multiclass Pass-Through Securities             --                x                    x                --
        Corporate Asset-Backed Securities               --                x                    x                --
        Mortgage Pass-Through Securities                --                x                    x                 x
        Stripped Mortgage-Backed Securities             --                x                    x                 x
      Corporate Securities                               x                x                    x                --
      Loans and Other Direct Indebtedness               --                x                    x                 x
      Lower Rated Bonds                                  x                x                    x                --
      Municipal Bonds                                   --                x                    x                --
      Speculative Bonds                                  x                x                    x                --
      U.S. Government Securities                         x                x                    x                 x
      Variable and Floating Rate Obligations             x                x                    x                 x
      Zero Coupon Bonds, Deferred Interest
        Bonds and PIK Bonds                              x                x                    x                 x
    Equity Securities                                    x                x                    x                --
    Foreign Securities Exposure
      Brady Bonds                                        x                x                    x                 x
      Depositary Receipts                                x                x                    x                 x
      Dollar-Denominated Foreign Debt Securities         x                x                    x                 x
      Emerging Markets                                   x                x                    x                 x
      Foreign Securities                                 x                x                    x                 x
    Forward Contracts                                    x                x                    x                 x
    Futures Contracts                                    x                x                    x                 x
    Indexed Securities/Structured Products               x                x                    x                 x
    Inverse Floating Rate Obligations                   --               --                    x                 x
    Investment in Other Investment Companies
      Open-End Funds                                     x                x                    x                --*
      Closed-End Funds                                   x                x                    x                 x
    Lending of Portfolio Securities                      x                x                    x                 x
    Leveraging Transactions
      Bank Borrowings                                   --               --*                  --*               --*
      Mortgage "Dollar-Roll" Transactions               --               x**                  x**               x**
      Reverse Repurchase Agreements                     --               --*                  --*               --*
    Options
      Options on Foreign Currencies                      x                x                    x                 x
      Options on Futures Contracts                       x                x                    x                 x
      Options on Securities                              x                x                    x                 x
      Options on Stock Indices                           x                x                    x                 x
      Reset Options                                     --                x                    x                 x
      "Yield Curve" Options                             --                x                    x                 x
    Repurchase Agreements                                x                x                    x                 x
    Restricted Securities                                x                x                    x                 x
    Short Sales                                         --               --                   --                --*
    Short Sales Against the Box                         --               --                   --                --*
    Short Term Instruments                               x                x                    x                 x
    Swaps and Related Derivative
    Instruments                                         --                x                    x                 x
    Temporary Borrowings                                 x                x                    x                 x
    Temporary Defensive Positions                        x                x                    x                 x
    Warrants                                             x                x                    x                 x
    "When-Issued" Securities                             x                x                    x                 x

    ----------
     * May only be changed with shareholder approval.
    ** The series will only enter into "covered" mortgage dollar-roll transactions, meaning that the series segregates liquid securities equal in value to the securities it will repurchase and does not use these transactions as a form of leverage.



    INVESTMENT TECHNIQUES/PRACTICES
    ..................................................................................................................
    SYMBOLS          x  permitted          -- not permitted
    ------------------------------------------------------------------------------------------------------------------
                                                                        GLOBAL
                                                       GLOBAL           TOTAL            GOVERNMENT            HIGH
                                                       GROWTH           RETURN           SECURITIES            YIELD
                                                       SERIES           SERIES             SERIES              SERIES
                                                       ------        ------------        -------------         ------
    Debt Securities
      Asset-Backed Securities
        Collateralized Mortgage Obligations and
          Multiclass Pass-Through Securities            --                x                    x                 x
        Corporate Asset-Backed Securities               --                x                   --                 x
        Mortgage Pass-Through Securities                --                x                    x                 x
        Stripped Mortgage-Backed Securities             --               --                   --                --
    Corporate Securities                                 x                x                   --                 x
    Loans and Other Direct Indebtedness                 --                x                   --                 x
    Lower Rated Bonds                                    x                x                   --                 x
    Municipal Bonds                                     --                x                   --                --
    Speculative Bonds                                    x                x                   --                 x
    U.S. Government Securities                           x                x                    x                 x
    Variable and Floating Rate Obligations               x                x                    x                 x
    Zero Coupon Bonds, Deferred Interest Bonds
      and PIK Bonds                                      x                x                    x                 x
    Equity Securities                                    x                x                   --*                x
    Foreign Securities Exposure
      Brady Bonds                                       --                x                   --                 x
      Depositary Receipts                                x                x                   --                --
      Dollar-Denominated Foreign Debt Securities        --                x                   --                 x
      Emerging Markets                                   x                x                   --                 x
      Foreign Securities                                 x                x                   --                 x
    Forward Contracts                                    x                x                   --                 x
    Futures Contracts                                    x                x                    x                --*
    Indexed Securities/Structured Products              --                x                    x                 x
    Inverse Floating Rate Obligations                   --                x                   --                --
    Investment in Other Investment Companies
      Open-End Funds                                     x                x                   --*               --*
      Closed-End Funds                                   x                x                   --*               --*
    Lending of Portfolio Securities                      x                x                   --*               --*
    Leveraging Transactions
      Bank Borrowings                                   --*              --*                  --*               --*
      Mortgage "Dollar-Roll" Transactions               x**              x**                  x**               x**
      Reverse Repurchase Agreements                     --*              --*                  --*               --*
    Options
      Options on Foreign Currencies                      x                x                   --                --*
      Options on Futures Contracts                       x                x                    x                --*
      Options on Securities                              x                x                   --                --*
      Options on Stock Indices                           x                x                   --                --*
      Reset Options                                     --                x                   --                --*
      "Yield Curve" Options                             --                x                   --                --*
    Repurchase Agreements                                x                x                    x                 x
    Restricted Securities                                x                x                    x                 x
    Short Sales                                          x               --                   --*               --*
    Short Sales Against the Box                          x               --                   --*               --*
    Short Term Instruments                               x                x                    x                 x
    Swaps and Related Derivative Instruments            --                x                   --                 x
    Temporary Borrowings                                 x                x                    x                 x
    Temporary Defensive Positions                        x                x                    x                 x
    Warrants                                             x                x                   --                 x
    "When-Issued" Securities                             x                x                    x                 x

    ----------
     * May only be changed with shareholder approval.
    ** The series will only enter into "covered" mortgage dollar-roll transactions, meaning that the series segregates liquid securities equal in value to the securities it will repurchase and does not use these transactions as a form of leverage.



    INVESTMENT TECHNIQUES/PRACTICES
    ..................................................................................................................
    SYMBOLS          x  permitted          -- not permitted
    ------------------------------------------------------------------------------------------------------------------
                                                                     INTERNATIONAL                         MASSACHUSETTS
                                                                        GROWTH                               INVESTORS
                                                   INTERNATIONAL          AND               MANAGED           GROWTH
                                                       GROWTH           INCOME              SECTORS            STOCK
                                                       SERIES           SERIES               SERIES            SERIES
                                                   -------------     ------------           -------          -----------
    Debt Securities
      Asset-Backed Securities
        Collateralized Mortgage Obligations and
          Multiclass Pass-Through Securities            --                x                   --                --
        Corporate Asset-Backed Securities               --               --                   --                --
        Mortgage Pass-Through Securities                --                x                   --                --
        Stripped Mortgage-Backed Securities             --               --                   --                --
      Corporate Securities                               x                x                   --                --
      Loans and Other Direct Indebtedness                x                x                   --                --
      Lower Rated Bonds                                 --                x                   --                --
      Municipal Bonds                                   --               --                   --                --
      Speculative Bonds                                 --                x                   --                --
      U.S. Government Securities                         x                x                    x                --
      Variable and Floating Rate Obligations             x                x                    x                 x
      Zero Coupon Bonds, Deferred Interest Bonds
        and PIK Bonds                                    x                x                    x                 x
    Equity Securities                                    x                x                    x                 x
    Foreign Securities Exposure
      Brady Bonds                                        x                x                   --                --
      Depositary Receipts                                x                x                    x                 x
      Dollar-Denominated Foreign Debt Securities        --                x                   --                --
      Emerging Markets                                   x                x                    x                 x
      Foreign Securities                                 x                x                    x                 x
    Forward Contracts                                    x                x                    x                 x
    Futures Contracts                                    x                x                    x                 x
    Indexed Securities/Structured Products               x                x                   --                --
    Inverse Floating Rate Obligations                   --               --                   --                --
    Investment in Other Investment Companies
      Open-End Funds                                     x                x                   --*                x
      Closed-End Funds                                   x                x                    x                 x
    Lending of Portfolio Securities                      x                x                   --*                x
    Leveraging Transactions
      Bank Borrowings                                   --               --                   --*               --*
      Mortgage "Dollar-Roll" Transactions               --                x                   x**               x**
      Reverse Repurchase Agreements                     --                x                   --*               --*
    Options
      Options on Foreign Currencies                      x                x                    x                 x
      Options on Futures Contracts                       x                x                    x                 x
      Options on Securities                              x                x                    x                 x
      Options on Stock Indices                           x                x                    x                 x
      Reset Options                                     --               --                   --                --
      "Yield Curve" Options                              x                x                   --                --
    Repurchase Agreements                                x                x                    x                 x
    Restricted Securities                                x                x                    x                 x
    Short Sales                                         --               --                   --*               --
    Short Sales Against the Box                         --                x                    x                --
    Short Term Instruments                               x                x                    x                 x
    Swaps and Related Derivative Instruments             x                x                   --                --
    Temporary Borrowings                                 x                x                    x                 x
    Temporary Defensive Positions                        x                x                    x                 x
    Warrants                                             x                x                    x                --
    "When-Issued" Securities                             x                x                    x                 x

    ----------
     * May only be changed with shareholder approval.
    ** The series will only enter into "covered" mortgage dollar-roll transactions, meaning that the series segregates liquid securities equal in value to the securities it will repurchase and does not use these transactions as a form of leverage.



    INVESTMENT TECHNIQUES/PRACTICES
    ..................................................................................................................
    SYMBOLS          x  permitted          -- not permitted
    ------------------------------------------------------------------------------------------------------------------
                                                    MASSACHUSETTS
                                                      INVESTORS         MONEY                NEW
                                                        TRUST           MARKET             DISCOVERY          RESEARCH
                                                       SERIES           SERIES               SERIES            SERIES
                                                   -------------     ------------           -------          -----------
    Debt Securities
      Asset-Backed Securities
        Collateralized Mortgage Obligations and
          Multiclass Pass-Through Securities            --               --                   --                --
        Corporate Asset-Backed Securities               --                x                   --                --
        Mortgage Pass-Through Securities                --               --                   --                --
        Stripped Mortgage-Backed Securities             --               --                   --                --
      Corporate Securities                               x                x                    x                 x
      Loans and Other Direct Indebtedness               --               --                   --                --
      Lower Rated Bonds                                 --               --                    x                 x
      Municipal Bonds                                   --               --*                  --                --
      Speculative Bonds                                 --               --                    x                 x
      U.S. Government Securities                        --                x                    x                 x
      Variable and Floating Rate Obligations             x                x                    x                 x
      Zero Coupon Bonds, Deferred Interest Bonds
        and PIK Bonds                                    x                x                    x                --
    Equity Securities                                    x               --*                   x                 x
    Foreign Securities Exposure
      Brady Bonds                                       --               --                   --                 x
      Depositary Receipts                                x               --                    x                 x
      Dollar-Denominated Foreign Debt Securities        --                x                    x                 x
      Emerging Markets                                   x               --                    x                 x
      Foreign Securities                                 x               --                    x                 x
    Forward Contracts                                    x               --                    x                 x
    Futures Contracts                                    x               --*                   x                --
    Indexed Securities/Structured Products              --               --                    x                 x
    Inverse Floating Rate Obligations                   --               --                   --                --
    Investment in Other Investment Companies
      Open-End Funds                                    --*              --*                   x                 x
      Closed-End Funds                                  --*              --*                   x                 x
    Lending of Portfolio Securities                      x               --*                   x                 x
    Leveraging Transactions
      Bank Borrowings                                   --*              --*                  --*               --*
      Mortgage "Dollar-Roll" Transactions               x**              x**                  x**               x**
      Reverse Repurchase Agreements                     --*              --*                  --*               --*
    Options
      Options on Foreign Currencies                     --*              --*                   x                --
      Options on Futures Contracts                      --*              --*                   x                --
      Options on Securities                             --*              --*                   x                --
      Options on Stock Indices                          --*              --*                   x                --
      Reset Options                                     --*              --*                   x                --
      "Yield Curve" Options                             --*              --*                   x                --
    Repurchase Agreements                                x                x                    x                 x
    Restricted Securities                                x               --                    x                 x
    Short Sales                                         --*              --*                   x                --
    Short Sales Against the Box                          x               --*                   x                 x
    Short Term Instruments                               x                x                    x                 x
    Swaps and Related Derivative
    Instruments                                         --               --                    x                --
    Temporary Borrowings                                 x                x                    x                 x
    Temporary Defensive Positions                        x                x                    x                 x
    Warrants                                             x               --                    x                 x
    "When-Issued" Securities                             x               --                    x                --

    ----------
     * May only be changed with shareholder approval.
    ** The series will only enter into "covered" mortgage dollar-roll transactions, meaning that the series segregates liquid securities equal in value to the securities it will repurchase and does not use these transactions as a form of leverage.



    INVESTMENT TECHNIQUES/PRACTICES
    ..................................................................................................................
    SYMBOLS          x  permitted          -- not permitted
    ------------------------------------------------------------------------------------------------------------------
                                                      RESEARCH
                                                       GROWTH
                                                        AND            RESEARCH            STRATEGIC          STRATEGIC
                                                       INCOME        INTERNATIONAL           GROWTH            INCOME
                                                       SERIES           SERIES               SERIES            SERIES
                                                   -------------     ------------           -------          ----------
    Debt Securities
      Asset-Backed Securities
        Collateralized Mortgage Obligations and
          Multiclass Pass-Through Securities            --               --                   --                 x
        Corporate Asset-Backed Securities               --               --                   --                 x
        Mortgage Pass-Through Securities                --                x                   --                 x
        Stripped Mortgage-Backed Securities             --               --                   --                 x
      Corporate Securities                              --                x                    x                 x
      Loans and Other Direct Indebtedness               --               --                   --                 x
      Lower Rated Bonds                                 --               --                   --                 x
      Municipal Bonds                                   --               --                   --                 x
      Speculative Bonds                                 --               --                   --                 x
      U.S. Government Securities                         x                x                    x                 x
      Variable and Floating Rate Obligations             x               --                   --                 x
      Zero Coupon Bonds, Deferred Interest Bonds
        and PIK Bonds                                   --               --                    x                 x
    Equity Securities                                    x                x                    x                 x
    Foreign Securities Exposure
      Brady Bonds                                       --               --                   --                 x
      Depositary Receipts                                x                x                    x                 x
      Dollar-Denominated Foreign Debt Securities         x                x                    x                 x
      Emerging Markets                                   x                x                    x                 x
      Foreign Securities                                 x                x                    x                 x
    Forward Contracts                                    x                x                    x                 x
    Futures Contracts                                    x                x                    x                 x
    Indexed Securities/Structured
    Products                                             x                x                    x                 x
    Inverse Floating Rate Obligations                   --               --                   --                 x
    Investment in Other Investment Companies
      Open-End Funds                                     x                x                    x                 x
      Closed-End Funds                                   x                x                    x                 x
    Lending of Portfolio Securities                      x                x                    x                 x
    Leveraging Transactions
      Bank Borrowings                                   --*              --*                   x                --*
      Mortgage "Dollar-Roll" Transactions                 x**              x**                --                  x**
      Reverse Repurchase Agreements                     --*              --*                   x                --*
    Options
      Options on Foreign Currencies                      x                x                    x                 x
      Options on Futures Contracts                       x                x                    x                 x
      Options on Securities                              x                x                    x                 x
      Options on Stock Indices                           x                x                    x                 x
      Reset Options                                      x                x                    x                 x
      "Yield Curve" Options                              x                x                    x                 x
    Repurchase Agreements                                x                x                    x                 x
    Restricted Securities                                x                x                    x                 x
    Short Sales                                         --               --                    x                --*
    Short Sales Against the Box                         --               --                    x                 x
    Short Term Instruments                               x                x                    x                 x
    Swaps and Related Derivative
    Instruments                                          x                x                    x                 x
    Temporary Borrowings                                 x                x                    x                 x
    Temporary Defensive Positions                        x                x                    x                 x
    Warrants                                             x                x                    x                 x
    "When-Issued" Securities                             x                x                    x                 x

    ----------
     * May only be changed with shareholder approval.
    ** The series will only enter into "covered" mortgage dollar-roll transactions, meaning that the series segregates liquid securities equal in value to the securities it will repurchase and does not use these transactions as a form of leverage.



    INVESTMENT TECHNIQUES/PRACTICES
    .................................................................................................
    SYMBOLS          x  permitted          -- not permitted
    -------------------------------------------------------------------------------------------------
                                                                                            ZERO
                                                                                           COUPON
                                                      TOTAL                                SERIES,
                                                      RETURN          UTILITIES           PORTFOLIO
                                                      SERIES            SERIES               2000
                                                      ------          ---------           ----------
    Debt Securities
      Asset-Backed Securities
        Collateralized Mortgage Obligations and
          Multiclass Pass-Through Securities             x                x                   --
        Corporate Asset-Backed Securities                x                x                   --
        Mortgage Pass-Through Securities                 x                x                   --
        Stripped Mortgage-Backed Securities              x               --                   --
      Corporate Securities                               x                x                   --
      Loans and Other Direct Indebtedness                x                x                   --
      Lower Rated Bonds                                  x                x                   --
      Municipal Bonds                                    x                x                   --
      Speculative Bonds                                  x                x                   --
      U.S. Government Securities                         x                x                    x
      Variable and Floating Rate Obligations             x                x                    x
      Zero Coupon Bonds, Deferred Interest Bonds
        and PIK Bonds                                    x                x                    x
    Equity Securities                                    x                x                   --*
    Foreign Securities Exposure
      Brady Bonds                                        x                x                   --
      Depositary Receipts                                x                x                   --
      Dollar-Denominated Foreign Debt Securities         x                x                   --
      Emerging Markets                                   x                x                   --
      Foreign Securities                                 x                x                   --
    Forward Contracts                                    x                x                   --
    Futures Contracts                                   --*               x                   --*
    Indexed Securities/Structured Products               x                x                   --
    Inverse Floating Rate Obligations                    x               --                   --
    Investment in Other Investment Companies
      Open-End Funds                                    --*               x                   --*
      Closed-End Funds                                   x                x                   --*
    Lending of Portfolio Securities                      x                x                   --*
    Leveraging Transactions
      Bank Borrowings                                   --*              --*                  --*
      Mortgage "Dollar-Roll" Transactions               x**              x**                  x**
      Reverse Repurchase Agreements                     --*              --*                  --*
    Options
      Options on Foreign Currencies                     --*               x                   --*
      Options on Futures Contracts                      --*               x                   --*
      Options on Securities                             --*               x                   --*
      Options on Stock Indices                          --*               x                   --*
      Reset Options                                     --*               x                   --*
      "Yield Curve" Options                             --*               x                   --*
    Repurchase Agreements                                x                x                    x
    Restricted Securities                                x                x                   --
    Short Sales                                         --*              --*                  --*
    Short Sales Against the Box                         --               --                   --*
    Short Term Instruments                               x                x                    x
    Swaps and Related Derivative Instruments             x               --                   --
    Temporary Borrowings                                 x                x                    x
    Temporary Defensive Positions                        x                x                   --
    Warrants                                             x                x                   --
    "When-Issued" Securities                             x                x                   --

    ----------
     * May only be changed with shareholder approval.
    ** The series will only enter into "covered" mortgage dollar-roll transactions, meaning that the series segregates liquid securities equal in value to the securities it will repurchase and does not use these transactions as a form of leverage.


    MFS(R)/SUN LIFE SERIES TRUST

    If you want more information about the Series Fund and its series, the following documents are available free upon request:

    ANNUAL/SEMIANNUAL REPORTS. These reports contain information about the series' actual investments. Annual reports discuss the effect of recent market conditions and the series' investment strategy on the series' performance during its last fiscal year.


    STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI, dated May 1, 2000, provides more detailed information about the Series Fund and its series and is incorporated into this Prospectus by reference.


    YOU CAN GET FREE COPIES OF THE ANNUAL/SEMIANNUAL REPORTS, THE SAI AND OTHER INFORMATION ABOUT THE SERIES FUND AND ITS SERIES, AND MAKE INQUIRIES ABOUT THE SERIES FUND AND ITS SERIES, BY CONTACTING:

        Sun Life Assurance Company of Canada (U.S.)
        Retirement Products and Services Division
        P.O. Box 1024
        Boston, MA 02103
        Telephone: 1-800-752-7215

    Information about the series (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:


        Public Reference Room
        Securities and Exchange Commission
        Washington, D.C., 20549-0102

    Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 942-8090. Reports and other information about the series are available on the EDGAR databases on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.


        The Series Fund's Investment Company Act file number is 811-3732.




                                                                  SUN-1 4/00 56M

-------------------------
MFS/SUN LIFE SERIES TRUST
-------------------------
MAY 1, 2000


[LOGO] M F S (R)                                        STATEMENT OF ADDITIONAL
INVESTMENT MANAGEMENT                                               INFORMATION
We invented the mutual fund(R)

MFS/SUN LIFE SERIES TRUST
500 BOYLSTON STREET, BOSTON, MA 02116
(617) 954-5000


This Statement of Additional Information, as amended or supplemented from time to time (the "SAI"), sets forth information which may be of interest to investors but which is not necessarily included in the Series Fund's Prospectus dated May 1, 2000, as supplemented from time to time. This SAI should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by contacting Sun Life Assurance Company of Canada (U.S.) (see back cover for address and phone number).

This SAI relates to the 27 Series of the Series Fund identified on page two hereof. Shares of these Series are offered to separate accounts of Sun Life Assurance Company of Canada (U.S.) and its affiliates that fund variable annuity and variable life insurance contracts.


THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                              TABLE OF CONTENTS
                                                                          Page
                                                                          ----

1. Definitions .......................................................      3
2. Investment Techniques, Practices and Risks ........................      4
3. Investment Restrictions ...........................................      5
4. Management of the Series Fund .....................................     12
      Trustees .......................................................     12
      Officers .......................................................     13
      Investment Adviser .............................................     15
      Administrator ..................................................     18
      Custodian ......................................................     18
      Shareholder Servicing Agent ....................................     18
5. Independent Accountants and Financial Statements ..................     19
6. Additional Information with Respect to Shares of Each Series ......     19
      Purchases ......................................................     19
      Exchange Privilege .............................................     19
      Net Asset Value, Dividends and Distributions ...................     19
      Tax Status .....................................................     20
      Description of Shares, Voting Rights and Liabilities ...........     21
7. Portfolio Transactions and Brokerage Commissions ..................     21
   Appendix A - Investment Techniques, Practices and Risks ...........    A-1
   Appendix B - Description of Bond Ratings ..........................    B-1

1.  DEFINITIONS


"Series Fund" --               MFS/Sun Life Series Trust, a Massachusetts
                               business trust. The Series Fund changed its name from "Compass Series Trust" in January, 1985. The shares of each series will be used to fund benefits under variable annuity contracts and variable life insurance contracts. The Series
                               Fund has 27 series as follows:

                                      1. Bond Series*
                                      2. Capital Appreciation Series*
                                      3. Capital Opportunities Series*
                                      4. Emerging Growth Series*
                                      5. Emerging Markets Equity Series*
                                      6. Equity Income Series*
                                      7. Global Asset Allocation Series
                                      8. Global Governments Series
                                      9. Global Growth Series
                                     10. Global Total Return Series
                                     11. Government Securities Series*
                                     12. High Yield Series
                                     13. International Growth Series*
                                     14. International Growth and Income Series*
                                     15. Managed Sectors Series
                                     16. Massachusetts Investors Growth Stock
                                         Series*
                                     17. Massachusetts Investors Trust Series*
                                     18. Money Market Series*
                                     19. New Discovery Series*
                                     20. Research Series*
                                     21. Research Growth and Income Series*
                                     22. Research International Series*
                                     23. Strategic Growth Series*
                                     24. Strategic Income Series
                                     25. Total Return Series*
                                     26. Utilities Series
                                     27. Zero Coupon Series, Portfolio 2000*

                               ------------
                               * Diversified series of the Series Fund. This
                                 means that, with respect to 75% of its total assets, the Series may not (1) purchase more than 10% of the outstanding voting securities of any one issuer, or (2) purchase securities of any issuer if, as a result, more than 5% of the Series' total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the U.S. Government or its agencies or instrumentalities.

                               The International Growth Series and International Growth and Income Series were previously known as the MFS/Foreign & Colonial International Growth Series and MFS/Foreign & Colonial International Growth and Income Series, respectively, until their names were changed on September 8, 1997. The Capital Opportunities Series was previously known as the Value Series until its name was changed on March 29, 1998. The Massachusetts Investors Trust Series, Global Asset Allocation Series, Global Governments Series, Global Growth Series and Global Total Return Series were previously known as the Conservative Growth Series, World Asset Allocation Series, World Governments Series, World Growth Series and World Total Return Series, respectively, until their names were changed on April 30, 1999. The Emerging Markets Equity Series was known as the MFS/Foreign & Colonial Emerging Markets Equity Series until its name was changed on December 1, 1999.

"Sun Life of Canada (U.S.)" -- Sun Life Assurance Company of Canada (U.S.), a
                               Delaware corporation.


"Sun Life (N.Y.)"           -- Sun Life Insurance and Annuity Company of New
                               York, a New York corporation.

"Contracts"                 -- Variable annuity and variable life insurance
                               contracts issued by Sun Life of Canada (U.S.), Sun Life (N.Y.) or any of their affiliated companies.

"Variable Accounts"         -- Variable accounts established by Sun Life of
                               Canada (U.S.), Sun Life (N.Y.) and their affiliated companies to fund Contracts.

"MFS" or the "Adviser"      -- Massachusetts Financial Services Company, a
                               Delaware corporation.


"Prospectus"                -- The Prospectus of the Series Fund, dated May
                               1, 2000, as amended or supplemented from time to time.


2.  INVESTMENT TECHNIQUES, PRACTICES AND RISKS
The investment objective and principal investment policies of each Series are described in the Prospectus. In pursuing its investment objective and principal investment policies, a Series may engage in a number of investment techniques and practices, which involve certain risks. These investment techniques and practices, which may be changed without shareholder approval unless indicated otherwise, are identified in Appendix A to the Prospectus, and are more fully described, together with their associated risks, in Appendix A to this SAI. The following percentage limitations (as a percentage of net assets) apply to these investment techniques and practices:

                                                    PERCENTAGE LIMITATION
          INVESTMENT POLICY                         (BASED ON NET ASSETS)
          -----------------                         ---------------------


1. BOND SERIES
    Foreign Securities: ..................  30%
    Lower Rated Bonds: ...................  up to (but not including) 20%
    Securities Lending: ..................  30%
2. CAPITAL APPRECIATION SERIES
    Foreign Securities: ..................  25%
    Lower Rated Bonds: ...................  5%
3. CAPITAL OPPORTUNITIES SERIES
    Foreign Securities: ..................  35%
    Lower Rated Bonds: ...................  15%
    Securities Lending: ..................  30%
4. EMERGING GROWTH SERIES
    Foreign Securities: ..................  25%
    Lower Rated Bonds: ...................  5%
    Securities Lending: ..................  30%
5. EMERGING MARKETS EQUITY SERIES
    Emerging Market Securities: ..........  100%
    Lower Rated and Brady Bonds: .........  15%
    Securities Lending: ..................  30%
6. EQUITY INCOME SERIES
    Foreign Securities: ..................  up to 35%
    Lower Rated Bonds: ...................  10%
    Securities Lending: ..................  30%
7. GLOBAL ASSET ALLOCATION SERIES
    Lower Rated Bonds: ...................  70%
    Securities Lending: ..................  30%
8. GLOBAL GOVERNMENTS SERIES
    Foreign Securities: ..................  100%
    Emerging Market Securities: ..........  up to (but not including) 20%
    Lower Rated Bonds: ...................  0%
    Securities Lending: ..................  30%
9. GLOBAL GROWTH SERIES
    Foreign Securities: ..................  100%
    Lower Rated Bonds: ...................  5%
    Securities Lending: ..................  30%
10. GLOBAL TOTAL RETURN SERIES
    Foreign Securities: ..................  90%
    Lower Rated Bonds: ...................  5%
    Securities Lending: ..................  30%
11. HIGH YIELD SERIES
    Foreign Securities: ..................  25%
    Emerging Market Securities: ..........  5%
    Lower Rated Bonds: ...................  100%
12. INTERNATIONAL GROWTH SERIES
    Emerging Market Securities: ..........  25%
    Lower Rated Bonds: ...................  10%
    Securities Lending: ..................  30%
13. INTERNATIONAL GROWTH AND INCOME SERIES
    Emerging Market Securities: ..........  10%
    Lower Rated Bonds: ...................  10%
    Securities Lending: ..................  30%
14. MANAGED SECTORS SERIES
    Foreign Securities: ..................  up to 50%
15. MASSACHUSETTS INVESTORS GROWTH STOCK
    SERIES
    Foreign Securities: ..................  35%
    Securities Lending: ..................  30%
16. MASSACHUSETTS INVESTORS TRUST SERIES
    Foreign Securities: ..................  up to (but not including) 20%
    Securities Lending: ..................  30%
17. MONEY MARKET SERIES
    Finance Companies, Banks, Bank Holding
    Companies and
  Utilities Companies: ...................  up to 75%
    Bank Obligations Where the Issuing
    Bank Has Capital, Surplus and
    Undivided Profit Less Than or
    Equal to $100 million: ...............  up to 10%
18. NEW DISCOVERY SERIES
    Foreign Securities: ..................  up to (but not including) 20%
    Lower Rated Bonds: ...................  10%
    Securities Lending: ..................  30%
    Short Sales: .........................  40% (value of underlying securities)
19. RESEARCH SERIES
    Foreign Securities: ..................  up to (but not including) 20%
    Lower Rated Bonds: ...................  10%
    Securities Lending: ..................  30%
20. RESEARCH GROWTH AND INCOME SERIES
    Foreign Securities: ..................  up to (but not including) 20%
    Securities Lending: ..................  30%
21. RESEARCH INTERNATIONAL SERIES
    Foreign Securities: ..................  100%
    Emerging Market Securities: ..........  25%
    Securities Lending: ..................  30%
22. STRATEGIC GROWTH SERIES
    Foreign Securities: ..................  up to (but not including) 20%
    Securities Lending: ..................  30%
23. STRATEGIC INCOME SERIES
    Foreign Securities: ..................  50%
    Lower Rated Bonds: ...................  100%
    Securities Lending: ..................  30%
24. TOTAL RETURN SERIES
    Foreign Securities: ..................  up to (but not including) 20%
    Lower Rated Bonds: ...................  up to (but not including) 20%
    Securities Lending: ..................  30%
25. UTILITIES SERIES
    Foreign Securities: ..................  35%
    Lower Rated Bonds: ...................  up to (but not including) 20%
    Securities Lending: ..................  30%


3.  INVESTMENT RESTRICTIONS
The Series Fund has adopted the following policies which apply to the various Series and, except where specifically indicated, cannot be changed with respect to any Series without the approval of the holders of a majority of the shares of that Series (which, as used in this SAI, means the lesser of (i) 67% or more of the outstanding shares present at a meeting at which holders of more than 50% of the outstanding shares are represented in person or by proxy, or (ii) more than 50% of the outstanding shares):

(1) INVESTMENT RESTRICTIONS THAT APPLY TO THE CAPITAL APPRECIATION SERIES, GOVERNMENT SECURITIES SERIES, HIGH YIELD SERIES, MANAGED SECTORS SERIES, MASSACHUSETTS INVESTORS TRUST SERIES, MONEY MARKET SERIES, TOTAL RETURN SERIES, GLOBAL GOVERNMENTS SERIES AND ZERO COUPON SERIES.

None of these Series may, except as indicated:

    (1) Enter into repurchase agreements if, as a result of such agreement, more than 10% of the Series' total assets valued at the time of the transaction would be subject to repurchase agreements maturing in more than seven days.

    (2) Lend money or securities, provided that the making of time or demand deposits with banks and the purchase of debt securities such as bonds, debentures, commercial paper, repurchase agreements and short-term obligations in accordance with its investment objectives and policies are not prohibited; and provided that the Massachusetts Investors Trust Series, Total Return Series, Global Governments Series and Managed Sectors Series may purchase a portion of an issue of debt securities of types commonly distributed privately to financial institutions, and provided that this shall not prohibit the Global Governments Series, Total Return Series or Massachusetts Investors Trust Series from lending securities in accordance with their investment objectives or the Managed Sectors Series from purchasing convertible debt instruments consistent with its investment objectives. For the purposes of this restriction, the purchase of short-term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan.

    (3) Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to 1/3 of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the total assets of any Series falls below an amount equal to three times the amount of its indebtedness for money borrowed, that Series will, within three business days, reduce its indebtedness to the extent necessary. No Series will borrow for leverage purposes. No Series will purchase any investments while borrowings are outstanding. For this purpose a borrowing shall not be deemed the issuance of a senior security.

    (4) Write, purchase or sell puts, calls or combinations thereof, provided however that warrants and convertible securities may be purchased and sold by a Series, and provided further that this shall not prevent the Capital Appreciation Series, the Government Securities Series, the Global Governments Series or the Managed Sectors Series from writing, purchasing and selling puts, calls or combinations thereof or from purchasing, owning, holding or selling contracts for the future delivery of securities or currencies in accordance with their objectives and policies.

    (5) Purchase or retain the securities of any issuer if any of the members of the Series Fund's Board of Trustees or the Directors and officers of Sun Life of Canada (U.S.), Sun Life (N.Y.) or MFS own beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

    (6) Invest for the purpose of exercising control or management of another issuer.

    (7) Invest in oil, gas or other mineral exploration or development programs.

    (8) Purchase securities of other investment companies, except that the Government Securities Series may purchase U.S. Government-related Securities in accordance with its investment objectives and policies; and except, as regards the Total Return Series, the Global Governments Series and the Managed Sectors Series, by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; and provided, however that the Managed Sectors Series shall not purchase the securities of any investment company if such purchase at the time thereof would cause more than 10% of the Series' total assets (taken at market value) to be invested in the securities of such issuers; and provided, further, that these Series shall not purchase securities issued by any registered open-end investment company.

    (9) Underwrite securities issued by others except to the extent the Series may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

    (10) Make short sales of securities or purchase any securities on margin except to obtain such short term credits as may be necessary for the clearance of transactions; provided that this shall not prevent the Capital Appreciation Series, Government Securities Series, Global Governments Series or Managed Sectors Series from making margin deposits in connection with options, Futures Contracts, Options on Futures Contracts, Forward Contracts or options on foreign currencies; and provided that this shall not prevent the Total Return Series, Managed Sectors Series or Massachusetts Investors Trust Series from making any short sales of securities or selling a security which it does not own if, by virtue of its ownership of other securities, the Series has, at the time of sale, a right to obtain securities without payment of further consideration equivalent in kind and amount to the securities sold and provided that if such right is conditional, the sale is made upon the same conditions.

    (11) Invest in commodities or commodity futures contracts or in real estate; except that this restriction shall not prevent the Capital Appreciation Series, Government Securities Series, Global Governments Series or Managed Sectors Series from writing, selling or purchasing Futures Contracts, Options on Futures Contracts, Forward Contracts or options on foreign currencies or from holding or selling real estate or mineral leases, commodities or commodity contracts acquired as a result of the ownership of securities in accordance with their investment objectives and policies and provided that this restriction shall not apply to the Massachusetts Investors Trust Series;

(2) INVESTMENT RESTRICTIONS THAT APPLY ONLY TO THE CAPITAL APPRECIATION SERIES

The Capital Appreciation Series will operate under the general investment restrictions described above. In addition, the Capital Appreciation Series will not:

    (1) Purchase securities of any issuer (other than obligations of, or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result of such purchase, more than 5% of the value of its assets would be invested in the securities of that issuer.

    (2) Purchase more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks shall each be considered one class.

    (3) Concentrate more than 25% of the value of its assets in any one industry. Water, communications, electric, and gas utilities shall each be considered a separate industry.

    (4) Invest more than 10% of its total assets in securities of issuers which are not readily marketable (including repurchase agreements maturing in more than seven days).

(3) INVESTMENT RESTRICTIONS THAT APPLY ONLY TO THE MASSACHUSETTS INVESTORS TRUST SERIES

The Massachusetts Investors Trust Series will operate under the general investment restrictions described above. In addition, the Massachusetts Investors Trust Series will not:

    (1) Pledge, mortgage or hypothecate an amount of assets which (taken at market value) exceeds 15% of its gross assets (taken at the lower of cost or market value).

    (2) Concentrate more than 25% of the value of its assets in any one industry.

    (3) Purchase securities of any issuer (other than obligations of or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result of such purchase, more than 5% of the value of its assets would be invested in the securities of that issuer.

    (4) Purchase voting securities of any issuer if such purchase, at the time thereof, would cause more than 10% of the outstanding voting securities of such issuer to be held by the Massachusetts Investors Trust Series; or purchase securities of any issuer if such purchase at the time thereof would cause the Massachusetts Investors Trust Series to hold more than 10% of any class of securities of such issuer. For this purpose all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class.

    (5) Invest more than 10% of its total assets, taken at market value, in securities of issuers which are not readily marketable (including repurchase agreements maturing in more than seven days).

    (6) Purchase or sell real estate (including limited partnership interests but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein) or mineral leases, commodities or commodity contracts in the ordinary course of its business. The Massachusetts Investors Trust Series reserves the freedom of action to hold and to sell real estate or mineral leases, commodities or commodity contracts acquired as a result of the ownership of securities, but will not purchase securities for the purpose of acquiring real estate or mineral leases, commodities or commodity contracts.

(4) INVESTMENT RESTRICTIONS THAT APPLY ONLY TO THE GOVERNMENT SECURITIES
    SERIES

The Government Securities Series will operate under the general investment restrictions described above. In addition, the Government Securities Series will not:

    (1) Purchase securities of any issuer (other than obligations of or guaranteed by the U.S. Government, its agencies or instrumentalities that are backed by the full faith and credit of the U.S. Government) if, as a result of such purchase, more than 10% of the value of its assets would be invested in securities of that issuer (for this purpose, investments in certificates representing individual interests in pools of U.S. Treasury securities will be treated as direct investments in U.S. Treasury obligations).

    (2) Purchase more than 10% of any class of securities of any issuer (for this purpose all indebtedness of an issuer shall be deemed a single class).

    (3) Purchase equity securities or voting securities.

    (4) Purchase interests in pools of mortgages evidenced by direct pass through mortgage certificates if, as a result of such purchase, more than 90% of the value of its assets would be evidenced by direct pass through mortgage certificates.

    (5) Invest in securities of issuers which are not readily marketable (except for repurchase agreements maturing in more than seven days).

(5) INVESTMENT RESTRICTIONS THAT APPLY ONLY TO THE HIGH YIELD SERIES

The High Yield Series will operate under the general investment restrictions described above. In addition, the High Yield Series will not:

    (1) Purchase securities of any issuer (other than obligations of or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result of such purchase, more than 10% of the value of its assets would be invested in the securities of that issuer.

    (2) Concentrate more than 25% of the value of its assets in any one industry. Water, communications, electric, and gas utilities shall each be considered a separate industry.

    (3) Invest more than 10% of its total assets, taken at market value, in securities of issuers which are not readily marketable (including repurchase agreements maturing in more than seven days).

(6) INVESTMENT RESTRICTIONS THAT APPLY ONLY TO THE MANAGED SECTORS SERIES:

The Managed Sectors Series will operate under the general investment restrictions described above. In addition, the Managed Sectors Series will not:

    (1) Purchase the securities of any issuer (other than obligations of, or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as to 50% of the series' total assets, such purchase, at the time thereof, would cause more than 5% of its total assets, taken at market value, to be invested in the securities of such issuer.

    (2) Purchase voting securities of any issuer if, as to 50% of the value of the series' assets, such purchase, at the time thereof, would cause more than 10% of the outstanding voting securities of such issuer to be held by the Series.

    (3) Invest more than 10% of its total assets, taken at market value, in securities of issuers which are not readily marketable (including repurchase agreements maturing in more than seven days).

(7) INVESTMENT RESTRICTIONS THAT APPLY ONLY TO THE MONEY MARKET SERIES

The Money Market Series will operate under the general investment restrictions described above. In addition, the Money Market Series will not:

    (1) Purchase securities of any issuer (other than obligations of or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result of such purchase, more than 5% of the value of its assets would be invested in securities of that issuer.

    (2) Purchase more than 10% of any class of securities of any issuer (for this purpose all indebtedness of an issuer shall be deemed a single class).

    (3) Concentrate more than 25% of the value of its assets in any one industry, provided that this restriction shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or certificates of deposit or securities issued or guaranteed by domestic banks.

    (4) Purchase equity securities, voting securities or local or state government securities.

    (5) Invest in securities of issuers which are not readily marketable (except for repurchase agreements maturing in more than seven days).

(8) INVESTMENT RESTRICTIONS THAT APPLY ONLY TO THE TOTAL RETURN SERIES:

The Total Return Series will operate under the general investment restrictions described above. In addition, the Total Return Series will not:

    (1) Concentrate its investments in any particular industry, but if it is deemed appropriate for the attainment of its investment objectives, up to 25% of its assets, taken at market value at the time of each investment, may be invested in any one industry.

    (2) Purchase the securities of any issuer (other than obligations of, or guaranteed by the U.S. Government, its agencies or instrumentalities) if such purchase, at the time thereof, would cause more than 5% of its total assets, taken at market value, to be invested in the securities of such issuer.

    (3) Purchase voting securities of any issuer if such purchase, at the time thereof, would cause more than 10% of the outstanding voting securities of such issuer to be held by the Series, or purchase securities of any issuer if such purchase at the time thereof, would cause the Series to hold more than 10% of any class of securities of such issuer. For this purpose, all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class.

    (4) Invest more than 10% of its total assets, taken at market value, in securities of issuers which are not readily marketable (including repurchase agreements maturing in more than seven days).

(9) INVESTMENT RESTRICTIONS THAT APPLY ONLY TO THE GLOBAL GOVERNMENTS SERIES:

The Global Governments Series will operate under the general investment restrictions described above. In addition, the Global Governments Series will not:

    (1) Purchase the securities of any issuer (other than obligations of, or guaranteed by the U.S. Government, its agencies or instrumentalities) if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held by the Series.

    (2) Invest more than 10% of its total assets, taken at market value, in securities of issuers which are not readily marketable (including repurchase agreements maturing in more than seven days).

(10) INVESTMENT RESTRICTIONS THAT APPLY ONLY TO THE ZERO COUPON SERIES

The Zero Coupon Series will operate under the general investment restrictions described above. In addition, the Zero Coupon Series will not:

    (1) Purchase securities of any issuer (other than the U.S. Treasury) if, as a result of such purchase, more than 10% of the value of its assets would be invested in securities of that issuer (for this purpose, investments in certificates representing individual interests in pools of U.S. Treasury securities will be treated as direct investments in U.S. Treasury obligations).

    (2) Purchase more than 10% of any class of securities of any issuer (for this purpose all indebtedness of an issuer shall be deemed a single class).

    (3) Purchase equity securities, voting securities, securities of agencies or instrumentalities of the U.S. Government which are not backed by the full faith and credit of the U.S. Treasury.

    (4) Invest in securities of issuers which are not readily marketable (except for repurchase agreements maturing in more than seven days).

PERCENTAGE RESTRICTIONS: With respect to the above restrictions (1) through
(10) applicable to all Series except the Emerging Growth Series, Research Series, Global Asset Allocation Series, Global Growth Series, Global Total Return Series and the Utilities Series, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or assets will not be considered a violation of policy.

(11) INVESTMENT RESTRICTIONS THAT APPLY ONLY TO THE UTILITIES SERIES

The Utilities Series will not:

    (1) Borrow amounts in excess of 33 1/3% of its gross assets, and then only as a temporary measure for extraordinary or emergency purposes, or pledge, mortgage or hypothecate its assets (taken at market value) to an extent greater than 33 1/3% of its gross assets, in each case taken at the lower of cost or market value and subject to a 300% asset coverage requirement (for the purpose of this restriction, collateral arrangements with respect to options, Futures Contracts, Options on Futures Contracts, Forward Contracts and Options on Foreign Currencies and payments of initial and variation margin in connection therewith are not considered a pledge of assets); while such borrowings exceed 5% of the Series' gross assets, no securities may be purchased; however, the Series may complete the purchase of securities already contracted for.

    (2) Underwrite securities issued by other persons except insofar as the Series may technically be deemed an underwriter under the Securities Act of 1933 in selling a portfolio security.

    (3) Invest 25% or more of the market value of its total assets in securities of issuers in any one industry (excluding obligations of the U.S. Government and repurchase agreements collateralized by obligations of the U.S. Government), except that the Series will invest at least 25% of its total assets in the utilities industry.

    (4) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except foreign currencies, Forward Contracts, Futures Contracts, options, Options on Futures Contracts and Options on Foreign Currencies) in the ordinary course of its business. The Series reserves the freedom of action to hold and to sell real estate and commodities acquired as a result of the ownership of securities.

    (5) Make loans to other persons except through the lending of its portfolio securities and except through repurchase agreements. For these purposes the purchase of commercial paper or all or a portion of an issue of debt securities shall not be considered the making of a loan.

    (6) Invest for the purpose of exercising control or management.

    (7) Purchase any securities or evidences of interest therein on margin, except that the Series may obtain such short-term credit as may be necessary for the clearance of any transactions and except that the Series may make margin deposits in connection with Futures Contracts, Options on Futures Contracts, Forward Contracts, options and Options on Foreign Currencies.

    (8) Sell any security which the Series does not own unless by virtue of its ownership of other securities the Series has at the time of sale a right to obtain securities without payment of further consideration equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions.

    (9) Invest in illiquid investments, including securities which are subject to legal or contractual restrictions on resale, or for which there is no readily available market (e.g., trading in the security is suspended or, in the case of unlisted securities, market makers do not exist or will not entertain bids or offers), unless the Board of Trustees of the Series Fund has determined that such securities are liquid based upon trading markets for the specific security, if more than 15% of the Series' assets (taken at market value) would be invested in such securities.

Except with respect to Investment Restriction (1), these investment restrictions applicable to the Utilities Series are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy.

OTHER INVESTMENT POLICIES THAT APPLY ONLY TO THE UTILITIES SERIES

The Utilities Series has also adopted the following additional nonfundamental investment policies that may be required by various laws and administrative positions. These investment policies are not fundamental and may be changed by the Series without approval of its shareholders.

(a) Repurchase agreements maturing in more than seven days will be deemed to be illiquid for purposes of the Series' limitation on investment in illiquid securities.

(b) Less than 5% of the Series' assets will be used to engage in short sales permitted by Investment Restriction (8) above.

(c) The Series may not purchase voting securities of any issuer if such purchase, at the time thereof, would cause more than 10% of the outstanding voting securities of such issuer to be held by the Series (for this purpose, all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class).

(d) The Series will only borrow amounts from banks and then only as permitted by Investment Restriction (1).

(12) INVESTMENT RESTRICTIONS THAT APPLY ONLY TO THE BOND SERIES, CAPITAL OPPORTUNITIES SERIES, EMERGING GROWTH SERIES, EQUITY INCOME SERIES, MASSACHUSETTS INVESTORS GROWTH STOCK SERIES, NEW DISCOVERY SERIES, RESEARCH GROWTH AND INCOME SERIES, RESEARCH INTERNATIONAL SERIES, RESEARCH SERIES, STRATEGIC INCOME SERIES, GLOBAL ASSET ALLOCATION SERIES, GLOBAL GROWTH SERIES AND GLOBAL TOTAL RETURN SERIES (SEE (13) BELOW FOR TWO ADDITIONAL RESTRICTIONS APPLICABLE ONLY TO THE EMERGING GROWTH SERIES AND RESEARCH SERIES)

None of these Series may, except as indicated:

    (1) Borrow amounts in excess of 33 1/3% of its assets including amounts borrowed, and then only as a temporary measure for extraordinary or emergency purposes.

    (2) Underwrite securities issued by other persons except insofar as a Series may technically be deemed an underwriter under the Securities Act of 1933 in selling a portfolio security.

    (3) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies, any type of option, any type of futures contract, and Forward Contracts) in the ordinary course of its business. The Series reserve the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies, any type of option, any type of futures contract, and Forward Contracts) acquired as a result of the ownership of securities.

    (4) Issue any senior securities except as permitted by the 1940 Act. (For purposes of this restriction, collateral arrangements with respect to any type of option, any type of swap agreement, Forward Contracts and any type of futures contract and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.)

    (5) Make loans to other persons. For these purposes the purchase of short-term commercial paper, the purchase of a portion or all of an issue of debt securities, the purchase of loan participations and other direct indebtedness in accordance with its investment objectives, the lending of portfolio securities, and the investment of a Series' assets in repurchase agreements shall not be considered the making of a loan.

    (6) Purchase any securities of an issuer of a particular industry, if as a result 25% or more of its gross assets would be invested in securities of issuers whose principal business activities are in the same industry (except for obligations issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities and repurchase agreements collateralized by such obligations).

Except with respect to Investment Restriction (1), these investment restrictions and the investment restrictions below are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy;

OTHER INVESTMENT POLICIES THAT APPLY TO THE BOND SERIES, EMERGING GROWTH SERIES, EQUITY INCOME SERIES, MASSACHUSETTS INVESTORS GROWTH STOCK SERIES, NEW DISCOVERY SERIES, RESEARCH GROWTH AND INCOME SERIES, RESEARCH INTERNATIONAL SERIES, RESEARCH SERIES, STRATEGIC INCOME SERIES, CAPITAL OPPORTUNITIES SERIES, GLOBAL ASSET ALLOCATION SERIES, GLOBAL GROWTH SERIES AND GLOBAL TOTAL RETURN SERIES

The Bond Series, Emerging Growth Series, Equity Income Series, Massachusetts Investors Growth Stock Series, New Discovery Series, Research Growth and Income Series, Research International Series, Research Series, Strategic Income Series, Capital Opportunities Series, Global Asset Allocation Series, Global Growth Series and Global Total Return Series have the following additional nonfundamental policies which may be changed without shareholder approval. Each of these Series will not:


    (1) Invest in illiquid investments, including securities subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended, or, in the case of unlisted securities, where no market exists) if more than 15% of the Series' net assets (taken at market value) would be invested in such securities. Repurchase agreements maturing in more than seven days will be deemed to be illiquid for purposes of this limitation. Securities that are not registered under the 1933 Act and sold in reliance on Rule 144A thereunder, but are determined to be liquid by the Series Fund's Board of Trustees (or its delegee), will not be subject to this 15% limitation.

    (2) Invest for the purpose of exercising control or management.

OTHER INVESTMENT POLICIES THAT APPLY TO THE EMERGING GROWTH SERIES, RESEARCH GROWTH AND INCOME SERIES, RESEARCH SERIES, CAPITAL OPPORTUNITIES SERIES, GLOBAL ASSET ALLOCATION SERIES, GLOBAL GROWTH SERIES, AND GLOBAL TOTAL RETURN SERIES


The Emerging Growth Series, Research Growth and Income Series, Research Series, Capital Opportunities Series, Global Asset Allocation Series, Global Growth Series, and Global Total Return Series have the following additional nonfundamental policy which may be changed without shareholder approval. Each of these Series will not:

    (1) Purchase securities while borrowings pursuant to fundamental Investment Restriction (1) exceed 5% of the Series' total assets; however, a Series may complete the purchase of securities already contracted for.

(13) INVESTMENT RESTRICTIONS THAT APPLY ONLY TO THE EMERGING GROWTH SERIES AND THE RESEARCH SERIES.

Neither the Emerging Growth Series nor the Research Series may:

    (1) Purchase the securities of any issuer if such purchase, at the time thereof, would cause more than 5% of its total assets (taken at market value) to be invested in the securities of such issuer, other than U.S. Government securities.

    (2) Purchase voting securities of any issuer if such purchase, at the time thereof, would cause more than 10% of the outstanding voting securities of such issuer to be held by the Series; or purchase securities of any issuer if such purchase at the time thereof would cause the Series to hold more than 10% of any class of securities of such issuer. For this purpose, all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class.


(14) INVESTMENT RESTRICTIONS THAT APPLY ONLY TO THE EMERGING MARKETS EQUITY SERIES, INTERNATIONAL GROWTH SERIES AND INTERNATIONAL GROWTH AND INCOME SERIES.


None of these Series may, except as indicated:

    (1) Borrow amounts in excess of 33 1/3% of its assets including amounts borrowed.

    (2) Underwrite securities issued by other persons except insofar as a Series may technically be deemed an underwriter under the Securities Act of 1933 in selling a portfolio security.

    (3) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies, any type of option, any type of futures contract, and Forward Contracts) in the ordinary course of its business. The Series reserve the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies, any type of option, any type of futures contract, and Forward Contracts) acquired as a result of the ownership of securities.

    (4) Issue any senior securities except as permitted by the 1940 Act. (For purposes of this restriction, collateral arrangements with respect to any type of option, any type of swap agreement, Forward Contracts and any type of futures contract and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.)

    (5) Make loans to other persons. For these purposes, the purchase of short-term commercial paper, the purchase of a portion or all of an issue of debt securities, the purchase of loan participations and other direct indebtedness in accordance with its investment objectives, the lending of portfolio securities, and the investment of a Series' assets in repurchase agreements shall not be considered the making of a loan.

    (6) Purchase any securities of an issuer of a particular industry, if as a result 25% or more of its gross assets would be invested in securities of issuers whose principal business activities are in the same industry (except for obligations issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities and repurchase agreements collateralized by such obligations).

Except with respect to Investment Restriction (1), these investment restrictions and the investment restrictions below are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy;

OTHER INVESTMENT POLICIES THAT APPLY TO THE EMERGING MARKETS EQUITY SERIES, INTERNATIONAL GROWTH SERIES AND INTERNATIONAL GROWTH AND INCOME SERIES.

The following additional nonfundamental policies may be changed without shareholder approval. Each of these Series will not:

    (1) Invest in illiquid investments, including securities subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended, or, in the case of unlisted securities, where no market exists) if more than 15% of the Series' net assets (taken at market value) would be invested in such securities. Repurchase agreements maturing in more than seven days will be deemed to be illiquid for purposes of this limitation. Securities that are not registered under the 1933 Act and sold in reliance on Rule 144A thereunder, but are determined to be liquid by the Series Fund's Board of Trustees (or its delegee), will not be subject to this 15% limitation.


    (2) Invest for the purpose of exercising control or management.

(15) INVESTMENT RESTRICTIONS THAT APPLY ONLY TO THE STRATEGIC GROWTH SERIES.

The Strategic Growth Series may not:

    (1) Borrow amounts from banks in excess of 33 1/3% of its assets including amounts borrowed.

    (2) Underwrite securities issued by other persons except insofar as the Series may technically be deemed an underwriter under the Securities Act of 1933, as amended (the "1933 Act") in selling a portfolio security.

    (3) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, Futures Contracts and Forward Contracts) in the ordinary course of its business. The Series reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, Futures Contracts and Forward Contracts) acquired as a result of the ownership of securities.

    (4) Issue any senior securities except as permitted by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, Forward Contracts and Futures Contracts and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.

    (5) Make loans to other persons. For these purposes, the purchase of commercial paper, the purchase of a portion or all of an issue of debt securities, the lending of portfolio securities, or the investment of the Series' assets in repurchase agreements, shall not be considered the making of a loan.

    (6) Purchase any securities of an issuer of a particular industry, if as a result, 25% or more of its gross assets would be invested in securities of issuers whose principal business activities are in the same industry (except there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements collateralized by such obligations).

    OTHER INVESTMENT POLICIES THAT APPLY TO THE STRATEGIC GROWTH SERIES.

    In addition, the Series has adopted the following nonfundamental policies which may be changed by the vote of the Series Fund's Board of Trustees without shareholder approval. The Strategic Growth Series will not:

    (1) Invest in illiquid investments, including securities subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended, or, in the case of unlisted securities, where no market exists) if more than 15% of the Series' assets (taken at market value) would be invested in such securities. Repurchase agreements maturing in more than seven days will be deemed to be illiquid for purposes of Series' limitation on investment in illiquid securities. Securities that are not registered under the 1933 Act and sold in reliance on Rule 144A thereunder, but are determined to be liquid by the Series Fund's Board of Trustees (or its delegee), will not be subject to this 15% limitation.

    (2) Invest for the purpose of exercising control or management.

                           ------------------------


INSURANCE LAW RESTRICTIONS: In connection with the Series Fund's agreement to sell shares to the Variable Accounts, MFS and Sun Life of Canada (U.S.), Sun Life (N.Y.) or any of their affiliated companies may enter into agreements, required by certain state insurance departments, under which MFS may agree to use its best efforts to ensure that the Series Fund complies with the investment restrictions and limitations prescribed by state insurance laws, and the regulations promulgated thereunder, insofar as such investment restrictions and limitations are applicable to the investment of assets of the Variable Accounts in shares of the Series Fund, and to permit Sun Life of Canada (U.S.), Sun Life (N.Y.) or any of their affiliated companies to monitor investments made by the Series Fund to ensure compliance with those restrictions and limitations. If the Series Fund fails to comply with such restrictions or limitations, the Variable Accounts will take appropriate action, which might include ceasing to make investments in the Series Fund or ceasing to issue Contracts in the state imposing the limitation. It is not expected that such restrictions and limitations will have a significant impact on the operations of the Series Fund.


4.  MANAGEMENT OF THE SERIES FUND

The Series Fund's Board of Trustees provides broad supervision over the affairs of the Series Fund. MFS is responsible for the investment management of each Series, and the officers of the Series Fund are responsible for the Series Fund's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)

TRUSTEES

SAMUEL ADAMS* (born 10/19/25)
Partner, Warner & Stackpole (Attorneys)
Address: Boston, Massachusetts

J. KERMIT BIRCHFIELD (born 1/8/40)
Consultant; Display Tech, Inc. (manufacturer of liquid crystal display technology), Chairman; Century Partners, Inc. (investments), Managing Director; HPSC, Inc. (medical financing), Director; Dairy Mart Convenience Stores, Inc. (convenience stores), Director; Intermountain Gas Company, Inc. (public utility gas distribution), Director
Address: Gloucester, Massachusetts

WILLIAM R. GUTOW (born 9/27/41)
Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman
Address: Dallas, Texas

DAVID D. HORN** (born 6/7/41)
Retired; Former Senior Vice President and General Manager for the United States, Sun Life Assurance Company of Canada
Address: New Vineyard, Maine

GARTH MARSTON (born 4/28/26)
Retired; Former Chairman, Provident Institution for Savings
Address: Boston, Massachusetts

DERWYN F. PHILLIPS (born 8/31/30)
Retired; Former Vice Chairman, The Gillette Company
Address: Marblehead, Massachusetts


OFFICERS

C. JAMES PRIEUR,** President (born 4/21/51)
President, Sun Life Assurance Company of Canada
Address: Toronto, Canada

W. THOMAS LONDON*, Treasurer (born 3/1/44)
Senior Vice President and Assistant Treasurer, Massachusetts Financial Services Company

JAMES O. YOST*, Assistant Treasurer (born (6/12/60)
Senior Vice President, Massachusetts Financial Services Company

MARK E. BRADLEY*, Assistant Treasurer (born 11/23/59)
Massachusetts Financial Services Company, Vice President (since March 1997); Putnam Investments, Vice President (prior to March 1997)

ELLEN MOYNIHAN,* Assistant Treasurer (born 11/13/57)
Massachusetts Financial Services Company, Vice President (since September
1996);
Deloitte & Touche, LLP, Senior Manager (prior to September 1996).

STEPHEN E. CAVAN,* Secretary and Clerk (born 11/6/53)
Senior Vice President, General Counsel and Secretary, Massachusetts Financial Services Company

JAMES R. BORDEWICK, JR.,* Assistant Secretary (born 3/6/59)
Senior Vice President and Associate General Counsel, Massachusetts Financial Services Company
------------

 * "Interested person" (as defined in the 1940 Act) of MFS, the address of which is 500 Boylston Street, Boston, Massachusetts.
** "Interested person" (as defined in the 1940 Act) of Sun Life of Canada
   (U.S.), the address of which is One Sun Life Executive Park, Wellesley Hills, Massachusetts.


All of the Trustees are also Members of the Boards of Managers of Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, Global Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account, which were established by Sun Life of Canada (U.S.) in connection with the sale of Compass combination fixed/variable annuity contracts. The officers of the Series Fund hold similar offices for these variable accounts.

No Trustee or officer owned shares of the Series Fund as of the date of this SAI.


The Series Fund's Declaration of Trust provides that the Series Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Series Fund, unless it is finally adjudicated or, in case of a settlement, it has been determined by fair and reasonable means, that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Series Fund. However, no indemnification will be paid to any Trustee or officer for any liability to the Series Fund or its shareholders which arose by reason of his wilful misfeasance, bad faith, gross negligence or reckless disregard of his duties.


Each Series and its Adviser and Distributor have adopted a code of ethics as required under the Investment Company Act of 1940 ("the 1940 Act"). Subject to certain conditions and restrictions, this code permits personnel subject to the code to invest in securities for their own accounts, including securities that may be purchased, held or sold by the Series. Securities transactions by some of these persons may be subject to prior approval of the Adviser's Compliance Department. Securities transactions of certain personnel are subject to quarterly reporting and review requirements. The code is on public file with, and is available from, the SEC. See the back cover of the prospectus for information on obtaining a copy.



                                                 TRUSTEE COMPENSATION TABLE

                                          Samuel       J. Kermit     William        David D.        Garth        Derwyn F.
Series(1)                                 Adams        Birchfield     Gutow           Horn         Marston        Phillips
--------------------------------------------------------------------------------------------------------------------------
Bond Series .........................    $   86           $   90      $   90         $   82        $   66          $   83
Capital Appreciation Series .........     7,641            8,005       8,005          7,277         5,894           7,422
Capital Opportunities Series ........       844              884         884            804           651             820
Emerging Growth Series ..............     3,265            3,421       3,421          3,110         2,519           3,172
Emerging Markets Equity Series ......        76               79          79             72            59              74
Equity Income Series ................        37               39          39             35            29              36
Global Asset Allocation Series ......       562              588         588            535           433             545
Global Governments Series ...........       440              461         461            419           339             427
Global Growth Series ................     1,229            1,288       1,288          1,171           948           1,194
Global Total Return Series ..........       443              464         464            422           342             430
Government Securities Series              2,026            2,122       2,122          1,929         1,563           1,968
  High Yield Series .................     1,435            1,504       1,504          1,367         1,107           1,394
International Growth Series .........       158              166         166            150           122             153
International Growth and
  Income Series .....................       333              349         349            318           257             324
Managed Sectors Series ..............     1,617            1,694       1,694          1,540         1,248           1,571
Massachusetts Investors Growth
  Stock Series ......................       354              371         371            338           273             344
Massachusetts Investors Trust Series      8,215            8,606       8,606          7,824         6,337           7,980
Money Market Series .................     2,054            2,151       2,151          1,956         1,584           1,995
New Discovery Series ................        60               63          63             57            46              58
Research Series .....................     4,378            4,586       4,586          4,169         3,377           4,253
Research Growth and Income Series ...       173              181         181            164           133             168
Research International Series .......        16               16          16             15            12              15
Strategic Growth Series .............        --               --          --             --            --              --
Strategic Income Series .............        33               35          35             32            26              32
Total Return Series .................     8,606            9,016       9,016          8,197         6,639           8,360
Utilities Series ....................     1,002            1,050       1,050            954           773             974
Zero Coupon Series, Portfolio 2000 ..        15               16          16             15            12              15

                                                          TOTAL TRUSTEE FEES
                                                           FROM SERIES FUND
                                                         AND FUND COMPLEX(2)
TRUSTEE                                                 --------------------
Samuel Adams .........................................         $ 52,500
J. Kermit Birchfield .................................           55,000
William Gutow ........................................          109,625
David D. Horn ........................................           50,000
Garth Marston ........................................           40,500
Derwyn F. Phillips ...................................           51,000

----------
(1) For the year ended December 31, 1999.
(2) Information provided for calendar year 1999. All Trustees receiving compensation from the Series Fund served as
    Trustees of 34 funds within the MFS Fund complex having aggregate net assets at December 31, 1999 of $15.4 billion, except Mr. Gutow, who served as Trustee of 61 funds within the MFS complex (having aggregate net assets at December
    31, 1999, of approximately $20.4 billion).

INVESTMENT ADVISER

MFS is the investment adviser of the Series Fund and in such capacity manages the portfolio of each Series. MFS also serves as investment adviser to the funds in the MFS Family of Funds, and to certain other registered investment companies established by MFS and/or Sun Life of Canada (U.S.). MFS Institutional Advisors, Inc., a wholly owned subsidiary of MFS, provides investment advice to substantial private clients. For information concerning the allocation by MFS of simultaneous securities transactions for different clients, see "Portfolio Transactions and Brokerage Commissions."

MFS and its predecessor organizations have a history of money management dating from 1924. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life"). The Prospectus contains information with respect to the management of the Adviser and other investment companies for which MFS serves as investment adviser.

INVESTMENT ADVISORY AGREEMENTS -- MFS provides each Series of the Series Fund with overall investment advisory services. Subject to such policies as the Trustees may determine, MFS makes investment decisions for each Series of the Series Fund. For these services, MFS receives an annual management fee, computed and paid monthly, as disclosed in the Prospectus under the heading "Management of the Series Fund."


For the fiscal years ended December 31, 1999, 1998 and 1997, the Series paid the following management fees ("average daily net assets" below has been abbreviated as "ADNA"):

                                                                                   MANAGEMENT FEES
                                              MANAGEMENT FEES PAID                WAIVED BY ADVISER
                                             FOR FISCAL YEAR ENDED                 FOR FISCAL YEAR
SERIES                                              1999              % ADNA           ENDED 1999          % ADNA
------------------------------------------------------------------------------------------------------------------
Bond Series .................................     $   224,282          0.60%             N/A                 N/A
Capital Appreciation Series .................      12,409,873          0.71              N/A                 N/A
Capital Opportunities Series ................       2,015,200          0.75              N/A                 N/A
Emerging Growth Series ......................       6,176,900          0.70              N/A                 N/A
Emerging Markets Equity Series ..............         302,739          1.25              N/A                 N/A
Equity Income Series ........................         170,227          0.75              N/A                 N/A
Global Asset Allocation Series ..............         892,865          0.75              N/A                 N/A
Global Governments Series ...................         653,497          0.75              N/A                 N/A
Global Growth Series ........................       2,759,556          0.90              N/A                 N/A
Global Total Return Series ..................         758,430          0.75              N/A                 N/A
Government Securities Series ................       2,719,538          0.55              N/A                 N/A
High Yield Series ...........................       2,574,420          0.75              N/A                 N/A
International Growth Series .................         435,978          0.975             N/A                 N/A
International Growth and Income Series                730,178          0.975             N/A                 N/A
Managed Sectors Series ......................       3,062,023          0.73              N/A                 N/A
Massachusetts Investors Growth Stock Series .       1,946,444          0.75              N/A                 N/A
Massachusetts Investors Trust Series ........      11,196,749          0.55              N/A                 N/A
Money Market Series .........................       2,428,098          0.50              N/A                 N/A
New Discovery Series ........................         247,673          0.90              N/A                 N/A
Research Series .............................       7,350,534          0.70              N/A                 N/A
Research Growth and Income Series ...........         463,311          0.75              N/A                 N/A
Research International Series ...............         102,267          1.00              N/A                 N/A
Strategic Growth Series (1) .................           4,429          0.75              N/A                 N/A
Strategic Income Series .....................         101,348          0.75              N/A                 N/A
Total Return Series .........................      12,643,399          0.65              N/A                 N/A
Utilities Series ..........,.................       2,174,849          0.75              N/A                 N/A
Zero Coupon Series, Portfolio 2000 ..........           8,036          0.25              N/A                 N/A

----------
(1) From the commencement of investment operations on October 29, 1999.


                                                                                   MANAGEMENT FEES
                                              MANAGEMENT FEES PAID                WAIVED BY ADVISER
                                             FOR FISCAL YEAR ENDED                 FOR FISCAL YEAR
SERIES                                              1999              % ADNA           ENDED 1999          % ADNA
------------------------------------------------------------------------------------------------------------------
Bond Series (1) .............................     $    35,258          0.60%              N/A                N/A
Capital Appreciation Series .................      10,821,120          0.73               N/A                N/A
Capital Opportunities Series ................       1,066,925          0.75               N/A                N/A
Emerging Growth Series .... .................       4,127,054          0.72               N/A                N/A
Emerging Markets Equity Series ..............         257,540          1.25               N/A                N/A
Equity Income Series (1) .. .................          16,916          0.75               N/A                N/A
Global Asset Allocation Series ..............         979,428          0.75               N/A                N/A
Global Governments Series ...................         760,995          0.75               N/A                N/A
Global Growth Series ........................       2,410,105          0.90               N/A                N/A
Global Total Return Series ..................         653,391          0.75               N/A                N/A
Government Securities Series  ...............       2,338,710          0.55               N/A                N/A
High Yield Series ...........................       2,382,137          0.75               N/A                N/A
International Growth Series .................         298,571          0.975              N/A                N/A
International Growth and Income Series ......         636,309          0.975              N/A                N/A
Managed Sectors Series ......................       2,604,753          0.74               N/A                N/A
Massachusetts Investors Growth
  Stock Series (1) ..........................         148,264          0.75               N/A                N/A
Massachusetts Investors Trust Series ........       8,273,315          0.55               N/A                N/A
Money Market Series .........................       1,980,067          0.50               N/A                N/A
New Discovery Series (1) ....................          35,936          0.90               N/A                N/A
Research Series .............................       5,864,116          0.70               N/A                N/A
Research Growth and Income Series ...........         159,161          0.75               N/A                N/A
Research International Series (1) ...........          10,888          1.00               N/A                N/A
Strategic Income Series (1) .................          16,355          0.62             $ 3,495             0.13%
Total Return Series .........................      12,047,998          0.65               N/A                N/A
Utilities Series ............................       1,273,825          0.75               N/A                N/A
Zero Coupon Series, Portfolio 2000 ..........           8,778          0.25               N/A                N/A

------------
(1) From the commencement of investment operations on May 6, 1998.


                                                                                   MANAGEMENT FEES
                                              MANAGEMENT FEES PAID                WAIVED BY ADVISER
                                             FOR FISCAL YEAR ENDED                 FOR FISCAL YEAR
SERIES                                              1999              % ADNA           ENDED 1999          % ADNA
------------------------------------------------------------------------------------------------------------------
Capital Appreciation Series .................     $ 8,924,179          0.73%              N/A                N/A
Capital Opportunities Series ................         296,136          0.62             $61,335             0.13%
Emerging Growth Series ......................       2,590,450          0.73               N/A                N/A
Emerging Markets Equity Series ..............         131,518          0.77              83,132             0.48
Global Asset Allocation Series ..............         786,866          0.75               N/A                N/A
Global Governments Series ...................         916,874          0.75               N/A                N/A
Global Growth Series ........................       2,124,944          0.90               N/A                N/A
Global Total Return Series ..................         409,708          0.75               N/A                N/A
Government Securities Series ................       2,066,478          0.55               N/A                N/A
High Yield Series ...........................       1,720,706          0.75               N/A                N/A
International Growth Series .................         126,735          0.81              26,067             0.17
International Growth and Income Series ......         427,422          0.97               N/A                N/A
Managed Sectors Series ......................       2,276,250          0.74               N/A                N/A
Massachusetts Investors Trust Series ........       4,647,665          0.55               N/A                N/A
Money Market Series .........................       1,946,081          0.50               N/A                N/A
Research Series .............................       3,593,814          0.72               N/A                N/A
Research Growth and Income Series(1) ........           7,542          0.45              5,017              0.30
Total Return Series .........................      10,008,562          0.66               N/A                N/A
Utilities Series ............................         669,213          0.75               N/A                N/A
Zero Coupon Series ..........................           9,326          0.25               N/A                N/A

------------
(1) From the commencement of investment operations on May 13, 1997.

MFS has agreed to bear all of the following Series' expenses, excluding taxes, extraordinary expenses and brokerage and transaction costs, in excess of the following annual percentage of such Series' average daily net assets:


          Capital Appreciation Series ........................ 1.25%
          Global Governments Series .......................... 1.25%
          Government Securities Series ....................... 1.25%
          High Yield Series .................................. 1.25%
          Managed Sectors Series ............................. 1.25%
          Massachusetts Investors Trust Series ............... 1.25%
          Money Market Series ................................ 0.60%
          Total Return Series ................................ 1.25%
          Zero Coupon Series ................................. 1.25%


MFS has also agreed to bear the Strategic Growth Series' expenses, excluding management fees, taxes, extraordinary expenses and brokerage and transaction costs, in excess of the 0.25% of the Series' average daily net assets.

Sun Life Assurance Company of Canada (U.S.) has agreed to bear the Zero Coupon Series' "Total Annual Series Operating Expenses," excluding taxes, extraordinary expenses and brokerage and transaction costs, in excess of 0.50% annually, up to and including 1.25% annually, of the Zero Coupon Series' average daily net assets.

These arrangements will remain in effect until at least May 1, 2001, absent an earlier modification approved by the Board of Trustees which oversees the Series. In the case of the Capital Appreciation Series, Massachusetts Investors Trust Series, Global Governments Series, Government Securities Series, High Yield Series, Managed Sectors Series, Money Market Series, Total Return Series and Zero Coupon Series, these arrangements with MFS may not be modified without approval by the shareholders of these Series.

The Series Fund pays the compensation of the Trustees who are not affiliated with MFS or Sun Life of Canada (U.S.) (who will each receive from the Series Fund $34,790 to $47,245 annually, depending on attendance at meetings) and all expenses (other than those assumed by MFS), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Series Fund, fees and expenses of independent auditors, of legal counsel and of any transfer agent or registrar of the Series Fund, expenses of repurchasing and redeeming shares, expenses of preparing, printing and mailing shareholder reports, notices, proxy statements and reports to governmental officers and commissions, brokerage and other expenses connected with the execution, recording and settlement of portfolio security transactions including currency conversion costs, insurance premiums, fees and expenses of State Street Bank and Trust Company, the Series Fund's custodian, for all services to the Series Fund, including safekeeping of funds and securities and maintaining required books and accounts, expenses of calculating the net asset value of the shares of each series, and expenses of shareholder meetings. Payment by the Series Fund of brokerage commissions for brokerage and research services of value to MFS in serving its clients is discussed under the caption "Portfolio Transactions and Brokerage Commissions." Expenses of the Series Fund which are not attributable to a specific Series are allocated among all of the Series in a manner believed to be fair and equitable to each.

The Investment Advisory Agreements will remain in effect until November 1, 2000 and will continue in effect thereafter only if such continuance is specifically approved at least annually by the Series Fund's Board of Trustees or by the vote of a majority of the outstanding voting securities of each Series and, in either case, by a majority of the Trustees who are not parties to the Advisory Agreements or interested persons of any such party. The Advisory Agreements terminate automatically if assigned and, since they are severable with respect to each Series, may be terminated with respect to any Series without penalty by vote of a majority of the outstanding voting securities of that Series or by either party on not more than 60 days' nor less than 30 days' written notice. The Advisory Agreements provide that MFS may render services to others and that neither MFS nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution and management of the Series Fund, except for wilful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Advisory Agreements.

ADMINISTRATOR
MFS provides each series with certain financial, legal, compliance, shareholder communications and other administrative services pursuant to a Master Administrative Services Agreement dated March 1, 1997, as amended. Under this Agreement, each series' pays MFS an administrative fee up to 0.0175% per annum of each Series' average daily net assets. This fee reimburses MFS for a portion of the costs it incurs to provide such services. For the period March 1, 1997 to December 31, 1997, and the years ended December 31, 1998 and 1999, MFS received fees under this Agreement as follows:

                                                                               1999        1998        1997
                                                                               ----        ----        ----
Bond Series(1) .........................................................     $  4,522    $    453       N/A
Capital Appreciation Series..............................................      204,803     174,654    $139,133
Capital Opportunities Series ............................................       32,200      16,994       5,923
Emerging Growth Series ..................................................      106,983      70,356      42,251
Equity Income Series(1) .................................................        2,590         173      N/A
Emerging Markets Equity Series ..........................................        2,906       2,670       2,262
Global Asset Allocation Series ..........................................       15,338      16,529      12,740
Global Governments Series ...............................................       11,470      12,758      14,128
Global Growth Series ....................................................       37,874      33,728      28,218
Global Total Return Series ..............................................       12,992      10,680       6,646
Government Securities Series ............................................       63,271      52,457      43,905
High Yield Series .......................................................       44,020      39,527      27,158
International Growth Series .............................................        5,426       3,765       1,997
International Growth and Income Series ..................................        9,526       8,045       5,264
Managed Sectors Series ..................................................       51,251      44,335      36,252
Massachusetts Investors Growth Stock Series(1) ..........................       28,936       1,419      N/A
Massachusetts Investors Trust Series ....................................      237,737     173,048     102,188
Money Market Series .....................................................       62,992      48,752      46,028
New Discovery Series(1) .................................................        2,991         327      N/A
Research Series .........................................................      132,957     102,617      60,939
Research Growth and Income Series .......................................        7,646       2,321         198
Research International Series(1) ........................................        1,010          88      N/A
Strategic Growth Series(2) ..............................................            0        N/A       N/A
Strategic Income Series(1) ..............................................        1,627         217      N/A
Total Return Series .....................................................      231,237     212,371     168,648
Utilities Series ........................................................       35,610      20,222      10,639
Zero Coupon Series ......................................................          418         440         430


(1) From the commencement of investment operations on May 6, 1998.

(2) From the commencement of investment operations on October 29, 1999.


CUSTODIAN
State Street Bank and Trust Company (the "Custodian") is the custodian of the Series Fund's assets. The Custodian's responsibilities include safekeeping and controlling the Series Fund's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest and dividends on the Series Fund's investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts, and calculating the daily net asset value, public offering price and redemption price of shares of the Series Fund. The Custodian has contracted with the Adviser for the Adviser to perform certain accounting functions related to options transactions for which the Adviser receives remuneration on a cost basis. The Custodian does not determine the investment policies of the Series Fund or decide which securities the Series Fund will buy or sell. The Series Fund may, however, invest in securities of the Custodian and may deal with the Custodian as principal in securities transactions. Portfolio securities may be deposited into the Federal Reserve-Treasury Department Book Entry System, the Depository Trust Company, or the Mortgage Backed Securities Clearing Corporation.

SHAREHOLDER SERVICING AGENT
MFS Service Center, Inc. (the "Shareholder Servicing Agent" or "MFSC"), a wholly owned subsidiary of MFS, is the Series Fund's shareholder servicing agent, pursuant to a Shareholder Servicing Agreement effective August 1, 1985 (the "Agency Agreement"). The Shareholder Servicing Agent's responsibilities under the Agency Agreement include administering and performing transfer agent functions and the keeping of records in connection with the issuance, transfer and redemption of the shares of the Series Fund. In addition, State Street Bank and Trust Company, the dividend and distribution disbursing agent for the Series Fund, has contracted with the Shareholder Servicing Agent to administer and perform certain dividend and distribution disbursing functions for the Series Fund. For these services, the Shareholder Servicing Agent will receive a fee based on the number of accounts in the Series Fund, computed and paid monthly. In addition, the Shareholder Servicing Agent will be reimbursed by the Series Fund for certain expenses incurred by the Shareholder Servicing Agent on behalf of the Series Fund.


During the fiscal years ended December 31, 1999, 1998 and 1997, each Series paid no compensation to the Shareholder Servicing Agent.

5.  INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS
The financial statements incorporated in this SAI by reference from the Series Fund's Annual Report to shareholders for the year ended December 31, 1999 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. A copy of the Series Fund's Annual Report accompanies this SAI.


6.  ADDITIONAL INFORMATION WITH RESPECT TO SHARES OF EACH SERIES
PURCHASES
Sun Life of Canada (U.S.) and Sun Life (N.Y.) buy shares of each Series for their Variable Accounts without a sales charge at their net asset value through the allocation of purchase payments made under Contracts issued by Sun Life of Canada (U.S.) and Sun Life (N.Y.) in accordance with the allocation instructions received from owners of the Contracts.

EXCHANGE PRIVILEGE
Shares of any Series of the Series Fund may be exchanged for shares of any other Series of the Series Fund (if shares of that Series are available for purchase) at net asset value so as to facilitate exchanges among Sub-Accounts of the Variable Accounts, as described in the prospectuses for the Variable Accounts. See the Prospectus for a further discussion of the exchange privilege.

NET ASSET VALUE, DIVIDENDS AND DISTRIBUTIONS
The Net Asset Value of each Series is determined once daily as of the close of regular trading on the New York Stock Exchange on each day the Exchange is open for trading. As of the date of this SAI, the Exchange is open for trading every weekday except for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

MONEY MARKET SERIES -- All the Net Income, as defined below, of the Money Market Series determined at the times stated above is declared as a dividend to its shareholders at the time of such determination. (Shares purchased become entitled to dividends declared as of the first day following the date of investment.) Dividends are distributed on the last business day of each month. If paid in the form of additonal shares, dividends are paid at the rate of one share (and fraction thereof) for each one dollar (and fraction thereof) of dividend income attributable to the Money Market Series.

For this purpose the Net Income of the Money Market Series (from the time of the immediately preceding determination thereof) shall consist of (i) all interest income accrued on the portfolio assets of the Series, (ii) less all actual and accrued expenses of the Series determined in accordance with generally accepted accounting principles, and (iii) plus or minus net realized or net unrealized gains and losses on the assets of the Series. Interest income shall include discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity. Securities are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value for the purposes of complying with the 1940 Act. This valuation method will continue to be used until such time as the Trustees determine that it does not constitute fair value for such purposes.

Since the Net Income of the Money Market Series is declared as a dividend each time the Net Income of that Series is determined, the net asset value per share of that Series (i.e., the value of the net assets of that Series divided by the number of its shares outstanding) remains at $1.00 per share immediately after each such determination and dividend declaration.

It is expected that the Money Market Series will have a positive Net Income at the time of each determination thereof. If for any reason the Net Income determined at any time is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, the Series Fund will first offset the negative amount with respect to each shareholder account against the dividends declared during the month with respect to each such account. If and to the extent that such negative amount exceeds such declared dividends at the end of the month, the Series Fund will reduce the number of outstanding shares of the Money Market Series by treating each shareholder of that Series as having contributed to the capital of that Series that number of full and fractional shares in the account of such shareholder which represents his proportion of the negative amount. Each shareholder of the Money Market Series will be deemed to have agreed to such contribution in these circumstances by his investment in that Series. This procedure will permit the net asset value per share of the Money Market Series to be maintained at a constant $1.00 per share. There can be no assurance that the Money Market Series will be able to maintain a stable net asset value of $1.00 per share other than by such offset of dividends or reduction in the number of shares in a shareholder account.

ALL SERIES OTHER THAN THE MONEY MARKET SERIES -- With respect to these Series, the determination of net asset value per share is made by deducting the liabilities of each Series from the value of its assets and dividing the difference by the number of its shares outstanding. Equity securities in the portfolio of a Series are normally valued at the last sale price during regular hours on the exchange on which they are primarily traded or on the NASDAQ system for unlisted national market issues, or at the last quoted bid price for unlisted securities or listed securities in which there were no sales during that day. Debt securities of U.S. issuers (other than short-term obligations) in the portfolio of any of these Series are normally valued on the basis of valuations provided by a pricing service since such prices are believed to reflect the fair value of such securities. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Forward Contracts will be valued using a pricing model taking into consideration market data from an external pricing source. Use of the pricing services has been approved by the Board of Trustees. Short-term obligations in the portfolios of any of these Series (i.e., obligations maturing in not more than sixty days) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer supplied valuations. All other securities, futures contracts and options in the Series' portfolio (other than short-term obligations) for which the principal market is one or more securities or commodities exchanges (whether domestic or foreign) will be valued at the last reported sale price or at the settlement price prior to the determination (or if there has been no current sale, at the closing bid price) on the primary exchange on which such securities, futures contracts or options are traded; but if a securities exchange is not the principal market for securities, such securities will, if market quotations are readily available, be valued at current bid prices, unless such securities are reported on the Nasdaq stock market, in which case they are valued at the last sale price or, if no sales occurred during the day, at the last quoted bid price. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

All investments and assets are expressed in U.S. dollars based upon current currency exchange rates.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of regular trading on the exchange. Occasionally, events affecting the values of such securities may occur between the times at which they are determined and the close of regular trading on the exchange which will not be reflected in the computation of the Series' net asset value unless the Trustees deem that such event would materially affect the net asset value in which case an adjustment would be made.

Substantially all of the net income of all Series (other than the Money Market Series, which is discussed above) is paid to their shareholders as a dividend at least annually. Each Series will also distribute its net profits from the sale of securities, if any, on at least an annual basis.

DISTRIBUTIONS -- The Variable Accounts can choose to receive distributions from the Series Fund in either cash or additional shares. It is expected that the Variable Accounts will choose to receive distributions in additional shares. If the Variable Accounts choose to receive distributions in cash, they will reinvest the cash in the Series Fund to purchase additional shares at their net asset value.

TAX STATUS
Each Series is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). Each individual Series of the Series Fund has elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of subchapter M, including requirements as to the nature of a Series' gross income, the amount of its distributions, and the composition of its portfolio assets. Because each Series intends to distribute all of its net investment income and realized capital gains to shareholders in accordance with the timing requirements imposed by the Code, it is not expected that any Series will be required to pay any federal income or excise taxes, although a Series' foreign-source income may be subject to foreign withholding taxes. Distributions by the Series Fund, to the extent applied to increase reserves under the Contracts, are not taxable to Sun Life of Canada (U.S.) or Sun Life (N.Y.). If any Series should fail to qualify as a "regulated investment company" in any year, then that Series would incur corporate federal income tax upon its taxable income for that year (with no deduction for distributions to shareholders), and its distributions would generally be taxable as ordinary dividend income to its shareholders, and each insurance company separate account invested therein would fail to satisfy the diversification requirements of section 817(h) (see below), with the result that the variable life insurance and variable annuity contracts supported by that account would no longer be eligible for tax deferral.

Each Series intends to continue to diversify its assets as required by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements of Subchapter M, place certain limitations on the proportion of each Series' assets that may be represented by any single investment and securities from the same issuer. If a Series failed to comply with these requirements, Contracts that invest in the Series would not be treated as annuity, endowment or life insurance contracts under the Code.

Any investment by a Series in zero coupon bonds, deferred interest bonds, PIK bonds (as defined in Appendix A), certain stripped securities and certain securities purchased at a market discount will cause the Series to recognize income prior to the receipt of cash payments with respect to those securities. In order to distribute this income and avoid a tax on the Series, the Series may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Series.

A Series' transactions in options, Futures Contracts, Forward Contracts, short sales "against the box" and swaps and related transactions will be subject to special tax rules that my affect the amount, timing and character of Series income and distributions to shareholders. For example, certain positions held by a Series on the last business day of each taxable year will be marked to market (i.e., treated as if closed out) on that day, and any resulting gain or loss, in addition to gains and losses from actual dispositions of those positions, will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by a Series that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles" and may be subject to special tax rules that would cause deferral of Series losses, adjustments in the holding periods of Series securities and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects of these rules. Each Series will limit its activities in options, Futures Contracts, Forward Contracts, "short sales against the box" and swaps and related transactions to the extent necessary to meet the requirements of Subchapter M of the Code.

Special tax considerations apply with respect to foreign investments of a Series. Foreign exchange gains and losses realized by the Series will generally be treated as ordinary income and losses. Use of foreign currencies for non-hedging purposes and investment by a Series in "passive foreign investment companies" may be limited in order to avoid a tax on the Series. Investment income received by a Series from foreign securities may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that may entitle a Series to a reduced rate of tax or an exemption from tax on such income; the Series intend to qualify for treaty reduced rates where available. It is impossible, however, to determine a Series' effective rate of foreign tax in advance, since the amount of the Series' assets to be invested within various countries is not known.

DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value) and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Series Fund. The Series Fund presently has 27 series of shares and has reserved the right to create additional series of shares. Each share of a Series represents an equal proportionate interest in that Series with each other share of that Series. Shares of each Series participate equally in the earnings, dividends and assets of that Series. Shares when issued are fully paid and non-assessable. Shares of each Series are entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but shares of all Series would vote together in the election or selection of Trustees and accountants. Upon liquidation of the Series Fund, shareholders of each Series would be entitled to share pro rata in the net assets of their respective Series available for distribution to shareholders.


Shareholders are entitled to one vote for each share held and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. Although Trustees are not elected annually by the shareholders, shareholders have under certain circumstances the right to remove one or more Trustees. No material amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Series Fund. For a discussion of the manner in which the Variable Account will vote its shares, see the prospectuses for the Contracts. No shares of any Series have pre-emptive or conversion rights. The Series Fund may be terminated (i) upon the sale of its assets to another open-end management investment company, if approved by the vote of the holders of a majority (as defined in the 1940 Act) of the outstanding shares of the Series Fund, or (ii) upon liquidation and distribution of the assets of the Series Fund, if approved by the vote of the holders of a majority (as defined in the Investment Company Act of 1940) of the outstanding shares of the Series Fund, or (iii) by the Trustees by written notice to the shareholders of the Series Fund. If not so terminated, the Series Fund will continue indefinitely.

The Series Fund is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of any Series of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the Series Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Series Fund and provides for indemnification and reimbursement of expenses out of the Series Fund property for any shareholder held personally liable for the obligations of the Series Fund. The Declaration of Trust also provides that the Series Fund shall maintain appropriate insurance (for example, fidelity bonding or errors and omissions insurance) for the protection of the Series Fund, shareholders of each of its Series, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Series Fund itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of the Series Fund are not binding upon the Trustees individually, but only upon the property of the Series Fund and that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

7.  PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS
Specific decisions to purchase or sell securities for each Series or sub-Series of the Series Fund are made by a portfolio manager for that Series or sub-Series each of whom is an employee of MFS appointed and supervised by its senior officers or by persons affiliated with a Sub-Adviser. Any such person may serve other clients of the Adviser or a Sub-Adviser or any subsidiary of the Adviser or a Sub-Adviser in a similar capacity. Changes in the investments of each Series are reviewed by the Board of Trustees.

The primary consideration in placing portfolio security transactions for each Series is "best execution," i.e., execution at the most favorable prices and in the most effective manner possible. In certain instances there may be securities which are suitable for the portfolio of one or more Series of the Series Fund as well as for that of one or more of the Adviser's or a Sub-Adviser's other clients. Investment decisions for each Series of the Series Fund and for such other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients.

Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as any Series of the Series Fund is concerned. In other cases, however, the Series Fund believes that the ability of the Series to participate in volume transactions will produce better executions for the Series.

Consistent with the foregoing primary consideration, the Conduct Rules of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, the Adviser or a Sub-Adviser may consider the sale of Contracts, and thus the sale of Series Fund shares through the allocation of purchase payments from the Contracts, as a factor in the selection of broker-dealers to execute the Series Fund's portfolio transactions.

MONEY MARKET SERIES -- MFS has complete freedom as to the markets in and the broker-dealers through which it seeks to achieve "best execution." It is expected that most transactions will be with the issuer or with major dealers acting for their own account and not as brokers. Subject to the requirement of seeking "best execution," securities may be bought from or sold to broker-dealers who have furnished research and investment services to MFS. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. In placing orders with such broker-dealers MFS will, where possible, take into account the comparative usefulness of such research and investment services. Such research and investment services are useful to MFS even though their dollar value may be indeterminable and their receipt or availability generally does not reduce the normal research activities or expenses of MFS.

ALL SERIES OTHER THAN THE MONEY MARKET SERIES -- MFS has complete freedom as to the markets in and the broker-dealers through which it seeks to achieve "best execution." The Equity Trading Department of MFS or a Sub-Adviser, which also serves other clients of MFS or a Sub-Adviser, attempts to achieve "best execution" by selecting broker-dealers to execute portfolio transactions on behalf of the Series Fund and other clients of MFS or a Sub-Adviser on the basis of their professional capability, the value and quality of their brokerage services and the level of their brokerage commissions. In the United States and some other countries debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. The cost of securities purchased from underwriters includes an underwriter's commission or concession, and the prices at which securities are purchased and sold from and to dealers include a dealer's mark-up or mark-down. MFS normally seeks to deal directly with the primary market makers or on major exchanges unless, in its opinion, better prices are available elsewhere. Subject to the requirement of seeking execution at the best available price, securities may, as authorized by the respective Advisory Agreements, be bought from or sold to dealers who have furnished statistical, research and other information or services to MFS.

From time to time soliciting dealer fees are available to MFS or a Sub-Adviser on the tender of securities from the portfolio of these Series in so-called tender or exchange offers. Such soliciting dealer fees are in effect recaptured for these Series by the Adviser or a Sub-Adviser. At present no other recapture arrangements are in effect.

Under the Investment Advisory Agreements and Sub-Advisory Agreements and as permitted by Section 28(e) of the Securities Exchange Act of 1934, MFS or a Sub-Adviser may cause these Series to pay a broker-dealer which provides brokerage and research services to such Series and MFS or a Sub-Adviser an amount of commission for effecting a securities transaction for such Series in excess of the amount other broker-dealers would have charged for the transaction if MFS or a Sub-Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or their overall responsibilities to such Series and to accounts as to which they exercise investment discretion.

The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement).

Although commissions paid on every transaction will, in the judgment of MFS or a Sub-Adviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Series and other clients of MFS or a Sub-Adviser in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

Broker-dealers may be willing to furnish statistical, research and other factual information or services ("Research") to MFS or a Sub-Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold from time to time through such broker-dealers on behalf of the Series Fund. The Trustees (together with the Trustees of certain other MFS funds) have directed MFS to allocate a total of $72,150 of commission business from certain MFS funds (including the Series) to the Pershing Division of Donaldson, Lufkin & Jenrette as consideration for the annual renewal of certain publications provided by Lipper Analytical Securities Corporation (which provides information useful to the Trustees in reviewing the relationship between each Series and MFS).

The investment management personnel of MFS attempt to evaluate the quality of Research provided by brokers. Results of this effort are sometimes used by the Adviser as a consideration in the selection of brokers to execute portfolio transactions. However, MFS is unable to quantify the amount of commissions which are paid as a result of such Research because a substantial number of transactions are effected through brokers which provide Research but which are selected principally because of their execution capabilities.

The management fee paid by the Series Fund to MFS or by MFS to a Sub-Adviser will not be reduced as a consequence of the receipt of brokerage and research services. To the extent portfolio transactions of a Series are used to obtain such services, the brokerage commissions paid by such Series will exceed those that might otherwise be paid, for such portfolio transactions, or for such portfolio transactions and research, by an amount which cannot be presently determined. Such services would be useful and of value to MFS or a Sub-Adviser in serving the Series and other clients and conversely, such services obtained by the placement of brokerage business of other clients would be useful to MFS or a Sub-Adviser in carrying out its obligations to the Series. While such services are not expected to reduce the expenses of MFS or a Sub-Adviser, MFS or a Sub-Adviser would, through use of the services, avoid the additional expenses which would be incurred if they should attempt to develop comparable information through their own staff.

The portfolio turnover rates of any Series cannot be accurately predicted. However, it is anticipated that the annual turnover rate for certain Series will exceed 100% (excluding short-term obligations). For example, a 100% annual portfolio turnover rate would occur if all the securities in a Series' portfolio were replaced once in a period of one year.


For the years ended December 31, 1999, 1998 and 1997, brokerage commissions paid by the Series were as follows:

                                              TOTAL COMMISSIONS PAID DURING
                                            ----------------------------------
SERIES                                         1999        1998        1997
--------------------------------------------------------------------------------
Bond Series(2) ...........................  $       --  $       --         N/A
Capital Appreciation Series ..............   3,199,036   2,460,985  $1,628,226
Capital Opportunities Series .............   1,013,030     550,116     192,957
Emerging Growth Series ...................   1,871,492     897,232     789,149
Equity Income Series(2) ..................      80,693      14,884     N/A
Emerging Markets Equity Series ...........     230,912     110,711     123,167
Global Asset Allocation Series ...........     259,851     317,484     284,863
Global Governments Series ................          --          --          --
Global Growth Series .....................   1,113,420     826,959     874,004
Global Total Return Series ...............     153,617     105,181      77,568
Government Securities Series .............          --           3          --
High Yield Series ........................          --       1,112          --
International Growth Series ..............     185,459     143,772     138,906
International Growth and Income Series ...     266,177     162,433     350,594
Managed Sectors Series ...................   2,016,137   1,286,305     644,018
Massachusetts Investors Growth Stock
Series(2) ................................     820,567      38,750     N/A
Massachusetts Investors Trust Series .....   3,009,187   2,420,378   1,354,260
Money Market Series ......................          --          --          --
New Discovery Series(2) ..................      76,887      13,002     N/A
Research Series ..........................   2,217,267   1,723,949   1,203,288
Research Growth and Income Series(1) .....     115,712      78,060       6,461
Research International Series(2) .........     100,315      11,184     N/A
Strategic Growth Series(3) ...............       2,895     N/A         N/A
Strategic Income Series(2) ...............       2,895          --     N/A
Total Return Series ......................   1,869,263   2,064,789   1,026,724
Utilities Series .........................     990,312     791,646     359,930
Zero Coupon Series .......................          --          --          --
------------
(1) From the commencement of investment operations on May 13, 1997.
(2) From the commencement of investment operations on May 6, 1998.
(3) From the commencement of investment operations on October 29, 1999.

During the year ended December 31, 1999 each of the following Series purchased and retained securities issued by regular broker-dealers and affiliates thereof, as follows:
                                                                     VALUE OF
                                                                    SECURITY AT
                                                                    DECEMBER 31,
SERIES                                    BROKER-DEALER                1999
--------------------------------------------------------------------------------
Bond Series ...................... Chase Manhattan Corp.             $   263,232
                                   Lehman Brothers Holdings, Inc.    $   114,028
                                   Morgan Stanley Capital I, Inc.    $   201,229
                                   Morgan Stanley Group, Inc.        $   999,210
--------------------------------------------------------------------------------
Capital Appreciation Series ...... Goldman Sachs & Co.               $11,227,150
                                   Morgan Stanley Dean Witter & Co.  $21,883,575
--------------------------------------------------------------------------------
Capital Opportunities Series ..... Associates First Capital Corp. A  $ 1,780,694
                                   Merrill Lynch & Co., Inc.         $ 1,085,500
--------------------------------------------------------------------------------
Emerging Growth Series ........... Lehman Brothers Holdings, Inc.    $ 2,879,375
                                   Morgan Stanley Dean Witter & Co.  $ 3,226,150
--------------------------------------------------------------------------------
Global Asset Allocation Series ... Goldman Sachs Group, Inc.         $   207,212
                                   Morgan Stanley Dean Witter & Co.  $   413,975
--------------------------------------------------------------------------------
Global Growth Series ............. Lehman Brothers Holdings, Inc.    $   440,375
                                   Morgan Stanley Dean Witter & Co.  $   499,625
--------------------------------------------------------------------------------
Global Total Return Series ....... Associates First Capital Corp.    $   485,644
                                   Goldman Sachs & Co.               $    56,512
--------------------------------------------------------------------------------
High Yield Series ................ Merrill Lynch Mortgage Investors
                                    & Smith, Inc.                    $   467,813
--------------------------------------------------------------------------------
International Growth & Income
 Series .......................... Associates First Capital Corp.    $   366,193
                                   Goldman Sachs & Co.               $    65,931
--------------------------------------------------------------------------------
Managed Sectors Series ........... Goldman Sachs Group, Inc.         $   706,406
                                   Lehman Brothers Holdings, Inc.    $ 3,328,219
                                   Morgan Stanley Dean
                                     Witter & Co.                    $ 7,194,600
--------------------------------------------------------------------------------
Massachusetts Investors Growth
 Stock  Series ................... Morgan Stanley Dean Witter & Co.  $ 6,138,250
--------------------------------------------------------------------------------
Massachusetts Investors
 Trust Series .................... Associates First Capital Corp.    $ 3,202,944
                                   Bank America Corp.                $14,484,112
                                   Chase Manhattan Corp.             $ 3,154,113
--------------------------------------------------------------------------------
Money Market Series .............. Associates Corp. of North America $11,921,333
                                   Goldman Sachs                     $14,917,865
                                   Merrill Lynch & Co., Inc.         $17,330,115
                                   Morgan Stanley Dean Witter & Co.  $14,901,354
                                   Salomon Smith Barney              $14,930,566
--------------------------------------------------------------------------------
Research Series .................. Bank America Corp.                $ 6,263,400
                                   Chase Manhattan Corp.             $ 4,694,190
                                   Citigroup, Inc.                   $13,651,706
                                   Merrill Lynch & Co., Inc.         $ 2,538,400
                                   Morgan Stanley Dean Witter & Co.  $ 6,295,275
--------------------------------------------------------------------------------
Research Growth and Income Series  Bank America Corp.                $   325,215
                                   Chase Manhattan Corp.             $   325,511
                                   Goldman Sachs Group, Inc.         $    67,815
--------------------------------------------------------------------------------
Strategic Growth Series .........  Merrill Lynch & Co., Inc.         $     7,515
                                   Morgan Stanley Dean Witter & Co.  $    64,238
--------------------------------------------------------------------------------
Total Return Series .............  Associates Corp. N.A.             $13,016,852
                                   Goldman Sachs Group, Inc.         $11,072,659
                                   Merrill Lynch & Co., Inc.         $15,256,492
                                   Morgan Stanley Group, Inc.        $ 3,167,496

                                                                    APPENDIX A

INVESTMENT TECHNIQUES, PRACTICES AND RISKS
Set forth below is a description of investment techniques and practices which the Series may generally use in pursuing their investment objectives and principal investment policies, and the risks associated with these investment techniques and practices. The Series will engage only in certain of these investment techniques and practices, as identified in Appendix A of the Series' Prospectus. Investment practices and techniques that are not identified in Appendix A of the Series' Prospectus do not apply to the Series.

INVESTMENT TECHNIQUES AND PRACTICES

DEBT SECURITIES

To the extent the Series invests in the following types of debt securities, its net asset value may change as the general levels of interest rates fluctuate. When interest rates decline, the value of debt securities can be expected to rise. Conversely, when interest rates rise, the value of debt securities can be expected to decline. The Series' investment in debt securities with longer terms to maturity are subject to greater volatility than the Series' shorter-term obligations. Debt securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

ASSET-BACKED SECURITIES: The Series may purchase the following types of asset-backed securities:

  COLLATERALIZED MORTGAGE OBLIGATIONS AND MULTICLASS PASS-THROUGH SECURITIES:
The Series may invest a portion of its assets in collateralized mortgage obligations or "CMOs," which are debt obligations collateralized by mortgage loans or mortgage pass-through securities (such collateral referred to collectively as "Mortgage Assets"). Unless the context indicates otherwise, all references herein to CMOs include multiclass pass-through securities.

Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO in innumerable ways. In a common structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. Certain CMOs may be stripped (securities which provide only the principal or interest factor of the underlying security). See "Stripped Mortgage-Backed Securities" below for a discussion of the risks of investing in these stripped securities and of investing in classes consisting of interest payments or principal payments.

The Series may also invest in parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier.

  CORPORATE ASSET-BACKED SECURITIES: The Series may invest in corporate asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties. These securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. The underlying assets (e.g., loans) are also subject to prepayments which shorten the securities' weighted average life and may lower their return.

Corporate asset-backed securities are backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The Series will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

  MORTGAGE PASS-THROUGH SECURITIES: The Series may invest in mortgage pass-through securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgage loans. Monthly payments of interest and principal by the individual borrowers on mortgages are passed through to the holders of the securities (net of fees paid to the issuer or guarantor of the securities) as the mortgages in the underlying mortgage pools are paid off. The average lives of mortgage pass-throughs are variable when issued because their average lives depend on prepayment rates. The average life of these securities is likely to be substantially shorter than their stated final maturity as a result of unscheduled principal prepayment. Prepayments on underlying mortgages result in a loss of anticipated interest, and all or part of a premium if any has been paid, and the actual yield (or total return) to the Series may be different than the quoted yield on the securities. Mortgage premiums generally increase with falling interest rates and decrease with rising interest rates. Like other fixed income securities, when interest rates rise the value of a mortgage pass-through security generally will decline; however, when interest rates are declining, the value of mortgage pass-through securities with prepayment features may not increase as much as that of other fixed-income securities. In the event of an increase in interest rates which results in a decline in mortgage prepayments, the anticipated maturity of mortgage pass-through securities held by the Series may increase, effectively changing a security which was considered short or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities.

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association ("GNMA")); or guaranteed by agencies or instrumentalities of the U.S. Government (such as the Federal National Mortgage Association "FNMA") or the Federal Home Loan Mortgage Corporation, ("FHLMC") which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities may also be issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers). Some of these mortgage pass-through securities may be supported by various forms of insurance or guarantees.

Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by prepayments of principal resulting from the sale, refinancing or foreclosure of the underlying property, net of fees or costs which may be incurred. Some mortgage pass-through securities (such as securities issued by the GNMA) are described as "modified pass-through." These securities entitle the holder to receive all interests and principal payments owed on the mortgages in the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage pass-through securities is GNMA. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration ("FHA") insured or Veterans Administration ("VA") guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage pass-through securities. GNMA securities are often purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

Government-related guarantors (i.e., whose guarantees are not backed by the full faith and credit of the U.S. Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional residential mortgages (i.e., mortgages not insured or guaranteed by any governmental agency) from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment by FNMA of principal and interest.

FHLMC is also a government-sponsored corporation owned by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages (i.e., not federally insured or guaranteed) for FHLMC's national portfolio. FHLMC guarantees timely payment of interest and ultimate collection of principal regardless of the status of the underlying mortgage loans.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass through pools of mortgage loans. Such issuers may also be the originators and/or servicers of the underlying mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of mortgage loans in these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Series may also buy mortgage-related securities without insurance or guarantees.

  STRIPPED MORTGAGE-BACKED SECURITIES: The Series may invest a portion of its assets in stripped mortgage-backed securities ("SMBS") which are derivative multiclass mortgage securities issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan institutions, mortgage banks, commercial banks and investment banks.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the Mortgage Assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "I0" class) while the other class will receive all of the principal (the principal-only or "P0" class). The yield to maturity on an I0 is extremely sensitive to the rate of principal payments, including prepayments on the related underlying Mortgage Assets, and a rapid rate of principal payments may have a material adverse effect on such security's yield to maturity. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities. The market value of the class consisting primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates. Because SMBS were only recently introduced, established trading markets for these securities have not yet developed, although the securities are traded among institutional investors and investment banking firms.

  CORPORATE SECURITIES: The Series may invest in debt securities, such as convertible and non-convertible bonds, notes and debentures, issued by corporations, limited partnerships and other similar entities.

  LOANS AND OTHER DIRECT INDEBTEDNESS: The Series may purchase loans and other direct indebtedness. In purchasing a loan, the Series acquires some or all of the interest of a bank or other lending institution in a loan to a corporate, governmental or other borrower. Many such loans are secured, although some may be unsecured. Such loans may be in default at the time of purchase. Loans that are fully secured offer the Series more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrowers obligation, or that the collateral can be liquidated.

These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans are typically made by a syndicate of lending institutions, represented by an agent lending institution which has negotiated and structured the loan and is responsible for collecting interest, principal and other amounts due on its own behalf and on behalf of the others in the syndicate, and for enforcing its and their other rights against the borrower. Alternatively, such loans may be structured as a novation, pursuant to which the Series would assume all of the rights of the lending institution in a loan or as an assignment, pursuant to which the Series would purchase an assignment of a portion of a lenders interest in a loan either directly from the lender or through an intermediary. The Series may also purchase trade or other claims against companies, which generally represent money owned by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default.

Certain of the loans and the other direct indebtedness acquired by the Series may involve revolving credit facilities or other standby financing commitments which obligate the Series to pay additional cash on a certain date or on demand. These commitments may have the effect of requiring the Series to increase its investment in a company at a time when the Series might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Series is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other high grade debt obligations in an amount sufficient to meet such commitments.

The Series' ability to receive payment of principal, interest and other amounts due in connection with these investments will depend primarily on the financial condition of the borrower. In selecting the loans and other direct indebtedness which the Series will purchase, the Adviser will rely upon its own (and not the original lending institution's) credit analysis of the borrower. As the Series may be required to rely upon another lending institution to collect and pass onto the Series amounts payable with respect to the loan and to enforce the Series' rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Series from receiving such amounts. In such cases, the Series will evaluate as well the creditworthiness of the lending institution and will treat both the borrower and the lending institution as an "issuer" of the loan for purposes of certain investment restrictions pertaining to the diversification of the Series' portfolio investments. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Series.

  LOWER RATED BONDS: The Series may invest in fixed income securities rated Ba or lower by Moody's or BB or lower by S&P, Fitch or Duff & Phelps and comparable unrated securities (commonly known as "junk bonds"). See Appendix D for a description of bond ratings. No minimum rating standard is required by the Series. These securities are considered speculative and, while generally providing greater income than investments in higher rated securities, will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of such securities) and may involve greater volatility of price (especially during periods of economic uncertainty or change) than securities in the higher rating categories and because yields vary over time, no specific level of income can ever be assured. These lower rated high yielding fixed income securities generally tend to reflect economic changes (and the outlook for economic growth), short-term corporate and industry developments and the market's perception of their credit quality (especially during times of adverse publicity) to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates (although these lower rated fixed income securities are also affected by changes in interest rates). In the past, economic downturns or an increase in interest rates have, under certain circumstances, caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers. The prices for these securities may be affected by legislative and regulatory developments. The market for these lower rated fixed income securities may be less liquid than the market for investment grade fixed income securities. Furthermore, the liquidity of these lower rated securities may be affected by the market's perception of their credit quality. Therefore, the Adviser's judgment may at times play a greater role in valuing these securities than in the case of investment grade fixed income securities, and it also may be more difficult during times of certain adverse market conditions to sell these lower rated securities to meet redemption requests or to respond to changes in the market.

While the Adviser may refer to ratings issued by established credit rating agencies, it is not the Series' policy to rely exclusively on ratings issued by these rating agencies, but rather to supplement such ratings with the Adviser's own independent and ongoing review of credit quality. To the extent a Series invests in these lower rated securities, the achievement of its investment objectives may be a more dependent on the Adviser's own credit analysis than in the case of a fund investing in higher quality fixed income securities. These lower rated securities may also include zero coupon bonds, deferred interest bonds and PIK bonds.

  MUNICIPAL BONDS: The Series may invest in debt securities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from federal income tax ("Municipal Bonds"). Municipal Bonds include debt securities which pay interest income that is subject to the alternative minimum tax. The Series may invest in Municipal Bonds whose issuers pay interest on the Bonds from revenues from projects such as multifamily housing, nursing homes, electric utility systems, hospitals or life care facilities.

If a revenue bond is secured by payments generated from a project, and the revenue bond is also secured by a lien on the real estate comprising the project, foreclosure by the indenture trustee on the lien for the benefit of the bondholders creates additional risks associated with owning real estate, including environmental risks.

Housing revenue bonds typically are issued by a state, county or local housing authority and are secured only by the revenues of mortgages originated by the authority using the proceeds of the bond issue. Because of the impossibility of precisely predicting demand for mortgages from the proceeds of such an issue, there is a risk that the proceeds of the issue will be in excess of demand, which would result in early retirement of the bonds by the issuer. Moreover, such housing revenue bonds depend for their repayment upon the cash flow from the underlying mortgages, which cannot be precisely predicted when the bonds are issued. Any difference in the actual cash flow from such mortgages from the assumed cash flow could have an adverse impact upon the ability of the issuer to make scheduled payments of principal and interest on the bonds, or could result in early retirement of the bonds. Additionally, such bonds depend in part for scheduled payments of principal and interest upon reserve funds established from the proceeds of the bonds, assuming certain rates of return on investment of such reserve funds. If the assumed rates of return are not realized because of changes in interest rate levels or for other reasons, the actual cash flow for scheduled payments of principal and interest on the bonds may be inadequate. The financing of multi-family housing projects is affected by a variety of factors, including satisfactory completion of construction within cost constraints, the achievement and maintenance of a sufficient level of occupancy, sound management of the developments, timely and adequate increases in rents to cover increases in operating expenses, including taxes, utility rates and maintenance costs, changes in applicable laws and governmental regulations and social and economic trends.

Electric utilities face problems in financing large construction programs in inflationary periods, cost increases and delay occasioned by environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, the cost of competing fuel sources, difficulty in obtaining sufficient rate increases and other regulatory problems, the effect of energy conservation and difficulty of the capital market to absorb utility debt.

Health care facilities include life care facilities, nursing homes and hospitals. Life care facilities are alternative forms of long-term housing for the elderly which offer residents the independence of condominium life style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state industrial development authorities. Since the bonds are secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks. Primarily, the projects must maintain adequate occupancy levels to be able to provide revenues adequate to maintain debt service payments. Moreover, in the case of life care facilities, since a portion of housing, medical care and other services may be financed by an initial deposit, there may be risk if the facility does not maintain adequate financial reserves to secure estimated actuarial liabilities. The ability of management to accurately forecast inflationary cost pressures weighs importantly in this process. The facilities may also be affected by regulatory cost restrictions applied to health care delivery in general, particularly state regulations or changes in Medicare and Medicaid payments or qualifications, or restrictions imposed by medical insurance companies. They may also face competition from alternative health care or conventional housing facilities in the private or public sector. Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. A hospital's gross receipts and net income available to service its debt are influenced by demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding, and possible federal legislation limiting the rates of increase of hospital charges.

The Series may invest in municipal lease securities. These are undivided interests in a portion of an obligation in the from of a lease or installment purchase which is issued by state and local governments to acquire equipment and facilities. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Although the obligations will be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might, in some cases, prove difficult. There are, of course, variations in the security of municipal lease securities, both within a particular classification and between classifications, depending on numerous factors.

The Series may also invest in bonds for industrial and other projects, such as sewage or solid waste disposal or hazardous waste treatment facilities. Financing for such projects will be subject to inflation and other general economic factors as well as construction risks including labor problems, difficulties with construction sites and the ability of contractors to meet specifications in a timely manner. Because some of the materials, processes and wastes involved in these projects may include hazardous components, there are risks associated with their production, handling and disposal.

  SPECULATIVE BONDS: The Series may invest in fixed income and convertible securities rated Baa by Moody's or BBB by S&P, Fitch or Duff & Phelps and comparable unrated securities. See Appendix D for a description of bond ratings. These securities, while normally exhibiting adequate protection parameters, have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade securities.

  U.S. GOVERNMENT SECURITIES: The Series may invest in U.S. Government Securities including (i) U.S. Treasury obligations, all of which are backed by the full faith and credit of the U.S. Government and (ii) U.S. Government Securities, some of which are backed by the full faith and credit of the U.S. Treasury, e.g., direct pass-through certificates of the GNMA; some of which are backed only by the credit of the issuer itself, e.g., obligations of the Student Loan Marketing Association; and some of which are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, e.g., obligations of the FNMA.

U.S. Government Securities also include interests in trust or other entities representing interests in obligations that are issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities.

  VARIABLE AND FLOATING RATE OBLIGATIONS: The Series may invest in floating or variable rate securities. Investments in floating or variable rate securities normally will involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates on Treasury Bonds or Bills or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on behalf of the Series on short notice at par plus accrued interest, which amount may be more or less than the amount the bondholder paid for them. The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before the Series is entitled to receive payment of the obligation upon demand or (ii) the period remaining until the obligation's next interest rate adjustment. If not redeemed by the Series through the demand feature, the obligations mature on a specified date which may range up to thirty years from the date of issuance.

  ZERO COUPON BONDS, DEFERRED INTEREST BONDS AND PIK BONDS: The Series may invest in zero coupon bonds, deferred interest bonds and bonds on which the interest is payable in kind ("PIK bonds"). Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK bonds are debt obligations which provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations which make regular payments of interest. The Series will accrue income on such investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Series' distribution obligations.

EQUITY SECURITIES

The Series may invest in all types of equity securities, including the following: common stocks, preferred stocks and preference stocks; securities such as bonds, warrants or rights that are convertible into stocks; and depositary receipts for those securities. These securities may be listed on securities exchanges, traded in various over-the-counter markets or have no organized market.

FOREIGN SECURITIES EXPOSURE

The Series may invest in various types of foreign securities, or securities which provide the Series with exposure to foreign securities or foreign currencies, as discussed below:

BRADY BONDS: The Series may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, Croatia, Dominican Republic, Ecuador, Jordan, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Slovenia, Uruguay and Venezuela. Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

DEPOSITARY RECEIPTS: The Series may invest in American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts. ADRs are certificates by a U.S. depositary (usually a bank) and represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. GDRs and other types of depositary receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or a U.S. company. Generally, ADRs are in registered form and are designed for use in U.S. securities markets and GDRs are in bearer form and are designed for use in foreign securities markets. For the purposes of the Series' policy to invest a certain percentage of its assets in foreign securities, the investments of the Series in ADRs, GDRs and other types of depositary receipts are deemed to be investments in the underlying securities.

ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depositary which has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The depository of an unsponsored ADR, on the other hand, is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. The Series may invest in either type of ADR. Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the depositary receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties. The Series may purchase securities in local markets and direct delivery of these ordinary shares to the local depositary of an ADR agent bank in foreign country. Simultaneously, the ADR agents create a certificate which settles at the Series' custodian in five days. The Series may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly, information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. ADRs may also be subject to exchange rate risks if the underlying foreign securities are denominated in a foreign currency.

DOLLAR-DENOMINATED FOREIGN DEBT SECURITIES: The Series may invest in dollar-denominated foreign debt securities. Investing in dollar-denominated foreign debt represents a greater degree of risk than investing in domestic securities, due to less publicly available information, less securities regulation, war or expropriation. Special considerations may include higher brokerage costs and thinner trading markets. Investments in foreign countries could be affected by other factors including extended settlement periods.


EMERGING MARKETS: The Series may invest in securities of government, government-related, supranational and corporate issuers located in emerging markets. Emerging markets include any country determined by the Adviser to have an emerging market economy, taking into account a number of factors, including whether the country has a low- to middle-income economy according to the International Bank for Reconstruction and Development, the country's foreign currency debt rating, its political and economic stability and the development of its financial and capital markets. The Adviser determines whether an issuer's principal activities are located in an emerging market country by considering such factors as its country of organization, the principal trading market for its securities, the source of its revenues and the location of its assets. Such investments entail significant risks as described below.


o Company Debt -- Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in any given country. As a result, government actions in the future could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in the Series' portfolio. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments have occurred frequently over the history of certain emerging markets and could adversely affect the Series' assets should these conditions recur.

o Default; Legal Recourse -- The Series may have limited legal recourse in the event of a default with respect to certain debt obligations it may hold. If the issuer of a fixed income security owned by the Series defaults, the Series may incur additional expenses to seek recovery. Debt obligations issued by emerging market governments differ from debt obligations of private entities; remedies from defaults on debt obligations issued by emerging market governments, unlike those on private debt, must be pursued in the courts of the defaulting party itself. The Series' ability to enforce its rights against private issuers may be limited. The ability to attach assets to enforce a judgment may be limited. Legal recourse is therefore somewhat diminished. Bankruptcy, moratorium and other similar laws applicable to private issuers of debt obligations may be substantially different from those of other countries. The political context, expressed as an emerging market governmental issuer's willingness to meet the terms of the debt obligation, for example, is of considerable importance. In addition, no assurance can be given that the holders of commercial bank debt may not contest payments to the holders of debt obligations in the event of default under commercial bank loan agreements.

o Foreign Currencies -- The securities in which the Series invests may be denominated in foreign currencies and international currency units and the Series may invest a portion of its assets directly in foreign currencies. Accordingly, the weakening of these currencies and units against the U.S. dollar may result in a decline in the Series' asset value.

  Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain emerging market countries may restrict the free conversion of their currencies into other currencies. Further, certain emerging market currencies may not be internationally traded. Certain of these currencies have experienced a steep devaluation relative to the U.S. dollar. Any devaluations in the currencies in which a Series' portfolio securities are denominated may have a detrimental impact on the Series' net asset value.

o Inflation -- Many emerging markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

o Liquidity; Trading Volume; Regulatory Oversight -- The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. Disclosure and regulatory standards are in many respects less stringent than U.S. standards. Furthermore, there is a lower level of monitoring and regulation of the markets and the activities of investors in such markets.

  The limited size of many emerging market securities markets and limited trading volume in the securities of emerging market issuers compared to volume of trading in the securities of U.S. issuers could cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on in-depth fundamental analysis, may decrease the value and liquidity of portfolio securities.

  The risk also exists that an emergency situation may arise in one or more emerging markets, as a result of which trading of securities may cease or may be substantially curtailed and prices for the Series' securities in such markets may not be readily available. The Series may suspend redemption of its shares for any period during which an emergency exists, as determined by the Securities and Exchange Commission (the "SEC"). Accordingly, if the Series believes that appropriate circumstances exist, it will promptly apply to the SEC for a determination that an emergency is present. During the period commencing from the Series' identification of such condition until the date of the SEC action, the Series' securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Board of Trustees.

o Sovereign Debt -- Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Series) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceedings by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

  Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest on or principal of debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

  The ability of emerging market governmental issuers to make timely payments on their obligations is likely to be influenced strongly by the issuer's balance of payments, including export performance, and its access to international credits and investments. An emerging market whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of those commodities. Increased protectionism on the part of an emerging market's trading partners could also adversely affect the country's exports and tarnish its trade account surplus, if any. To the extent that emerging markets receive payment for their exports in currencies other than dollars or non-emerging market currencies, its ability to make debt payments denominated in dollars or non-emerging market currencies could be affected.

  To the extent that an emerging market country cannot generate a trade surplus, it must depend on continuing loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and on inflows of foreign investment. The access of emerging markets to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of emerging market country governmental issuers to make payments on their obligations. In addition, the cost of servicing emerging market debt obligations can be affected by a change in international interest rates since the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

  Another factor bearing on the ability of emerging market countries to repay debt obligations is the level of international reserves of the country. Fluctuations in the level of these reserves affect the amount of foreign exchange readily available for external debt payments and thus could have a bearing on the capacity of emerging market countries to make payments on these debt obligations.

o Withholding -- Income from securities held by the Series could be reduced by a withholding tax on the source or other taxes imposed by the emerging market countries in which the Series makes its investments. The Series' net asset value may also be affected by changes in the rates or methods of taxation applicable to the Series or to entities in which the Series has invested. The Adviser will consider the cost of any taxes in determining whether to acquire any particular investments, but can provide no assurance that the taxes will not be subject to change.


FOREIGN SECURITIES: The Series may invest in dollar-denominated and non dollar-denominated foreign securities. The issuer's principal activities are deemed to be located in a particular country if: (a) the security is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; (b) the issuer is organized under the laws of, and maintains a principal office in, that country; (c) the issuer has its principal securities trading market in that country; (d) the issuer derives 50% or more of its total revenues from goods or services performed in that country; or (e) the issuer has 50% or more of its assets in that country.

Investing in securities of foreign issuers generally involves risks not ordinarily associated with investing in securities of domestic issuers. These include changes in currency rates, exchange control regulations, securities settlement practices, governmental administration or economic or monetary policy (in the United States or abroad) or circumstances in dealings between nations. Costs may be incurred in connection with conversions between various currencies. Special considerations may also include more limited information about foreign issuers, higher brokerage costs, different accounting standards and thinner trading markets. Foreign securities markets may also be less liquid, more volatile and less subject to government supervision than in the United States. Investments in foreign countries could be affected by other factors including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods. As a result of its investments in foreign securities, the Series may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated. Under certain circumstances, such as where the Adviser believes that the applicable exchange rate is unfavorable at the time the currencies are received or the Adviser anticipates, for any other reason, that the exchange rate will improve, the Series may hold such currencies for an indefinite period of time. While the holding of currencies will permit the Series to take advantage of favorable movements in the applicable exchange rate, such strategy also exposes the Series to risk of loss if exchange rates move in a direction adverse to the Series' position. Such losses could reduce any profits or increase any losses sustained by the Series from the sale or redemption of securities and could reduce the dollar value of interest or dividend payments received. The Series' investments in foreign securities may also include "privatizations." Privatizations are situations where the government in a given country, including emerging market countries, sells part or all of its stakes in government owned or controlled enterprises. In certain countries, the ability of foreign entities to participate in privatizations may be limited by local law and the terms on which the foreign entities may be permitted to participate may be less advantageous than those afforded local investors.


FORWARD CONTRACTS

The Series may enter into contracts for the purchase or sale of a specific currency at a future date at a price set at the time the contract is entered into (a "Forward Contract"), for hedging purposes (e.g., to protect its current or intended investments from fluctuations in currency exchange rates) as well as for non-hedging purposes.

A Forward Contract to sell a currency may be entered into where the Series seeks to protect against an anticipated increase in the exchange rate for a specific currency which could reduce the dollar value of portfolio securities denominated in such currency. Conversely, the Series may enter into a Forward Contract to purchase a given currency to protect against a projected increase in the dollar value of securities denominated in such currency which the Series intends to acquire.

If a hedging transaction in Forward Contracts is successful, the decline in the dollar value of portfolio securities or the increase in the dollar cost of securities to be acquired may be offset, at least in part, by profits on the Forward Contract. Nevertheless, by entering into such Forward Contracts, the Series may be required to forego all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates. The Series does not presently intend to hold Forward Contracts entered into until the value date, at which time it would be required to deliver or accept delivery of the underlying currency, but will seek in most instances to close out positions in such Contracts by entering into offsetting transactions, which will serve to fix the Series' profit or loss based upon the value of the Contracts at the time the offsetting transaction is executed.

The Series will also enter into transactions in Forward Contracts for other than hedging purposes, which presents greater profit potential but also involves increased risk. For example, the Series may purchase a given foreign currency through a Forward Contract if, in the judgment of the Adviser, the value of such currency is expected to rise relative to the U.S. dollar. Conversely, the Series may sell the currency through a Forward Contract if the Adviser believes that its value will decline relative to the dollar.

The Series will profit if the anticipated movements in foreign currency exchange rates occur, which will increase its gross income. Where exchange rates do not move in the direction or to the extent anticipated, however, the Series may sustain losses which will reduce its gross income. Such transactions, therefore, could be considered speculative and could involve significant risk of loss.

The use by the Series of Forward Contracts also involves the risks described under the caption "Special Risk Factors -- Options, Futures, Forwards, Swaps and Other Derivative Transactions" in this Appendix.

FUTURES CONTRACTS

The Series may purchase and sell futures contracts ("Futures Contracts") on stock indices, foreign currencies, interest rates or interest-rate related instruments, indices of foreign currencies or commodities. The Series may also purchase and sell Futures Contracts on foreign or domestic fixed income securities or indices of such securities including municipal bond indices and any other indices of foreign or domestic fixed income securities that may become available for trading. Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law.

A Futures Contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, foreign currency or commodity, or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a Futures Contract provides for a specified settlement month in which, in the case of the majority of commodities, interest rate and foreign currency futures contracts, the underlying commodities, fixed income securities or currency are delivered by the seller and paid for by the purchaser, or on which, in the case of index futures contracts and certain interest rate and foreign currency futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures Contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Futures Contracts call for settlement only on the expiration date and cannot be "exercised" at any other time during their term.

The purchase or sale of a Futures Contract differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin." Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the Futures Contract fluctuates, making positions in the Futures Contract more or less valuable -- a process known as "mark-to-market."

Purchases or sales of stock index futures contracts are used to attempt to protect the Series' current or intended stock investments from broad fluctuations in stock prices. For example, the Series may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Series' securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When the Series is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Series intends to purchase. As such purchases are made, the corresponding positions in stock index futures contracts will be closed out. In a substantial majority of these transactions, the Series will purchase such securities upon termination of the futures position, but under unusual market conditions, a long futures position may be terminated without a related purchase of securities.

Interest rate Futures Contracts may be purchased or sold to attempt to protect against the effects of interest rate changes on the Series' current or intended investments in fixed income securities. For example, if the Series owned long-term bonds and interest rates were expected to increase, the Series might enter into interest rate futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling some of the long-term bonds in the Series' portfolio. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the Series' interest rate futures contracts would increase at approximately the same rate, subject to the correlation risks described below, thereby keeping the net asset value of the Series from declining as much as it otherwise would have.

Similarly, if interest rates were expected to decline, interest rate futures contracts may be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Since the fluctuations in the value of the interest rate futures contracts should be similar to that of long-term bonds, the Series could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash became available or the market had stabilized. At that time, the interest rate futures contracts could be liquidated and the Series' cash reserves could then be used to buy long-term bonds on the cash market. The Series could accomplish similar results by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market may be more liquid than the cash market in certain cases or at certain times, the use of interest rate futures contracts as a hedging technique may allow the Series to hedge its interest rate risk without having to sell its portfolio securities.

The Series may purchase and sell foreign currency futures contracts for hedging purposes, to attempt to protect its current or intended investments from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the dollar cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. The Series may sell futures contracts on a foreign currency, for example, where it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts.

Conversely, the Series could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. Where the Series purchases futures contracts under such circumstances, however, and the prices of securities to be acquired instead decline, the Series will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

The use by the Series of Futures Contracts also involves the risks described under the caption "Special Risk Factors -- Options, Futures, Forwards, Swaps and Other Derivative Transactions" in this Appendix.

INDEXED SECURITIES

The Series may purchase securities with principal and/or interest payments whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The Series may also purchase indexed deposits with similar characteristics. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other. Certain indexed securities may expose the Series to the risk of loss of all or a portion of the principal amount of its investment and/or the interest that might otherwise have been earned on the amount invested.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government-sponsored entities.

INVERSE FLOATING RATE OBLIGATIONS

The Series may invest in so-called "inverse floating rate obligations" or "residual interest bonds" or other obligations or certificates relating thereto structured to have similar features. In creating such an obligation, a municipality issues a certain amount of debt and pays a fixed interest rate. Half of the debt is issued as variable rate short term obligations, the interest rate of which is reset at short intervals, typically 35 days. The other half of the debt is issued as inverse floating rate obligations, the interest rate of which is calculated based on the difference between a multiple of (approximately two times) the interest paid by the issuer and the interest paid on the short-term obligation. Under usual circumstances, the holder of the inverse floating rate obligation can generally purchase an equal principal amount of the short term obligation and link the two obligations in order to create long-term fixed rate bonds. Because the interest rate on the inverse floating rate obligation is determined by subtracting the short-term rate from a fixed amount, the interest rate will decrease as the short-term rate increases and will increase as the short-term rate decreases. The magnitude of increases and decreases in the market value of inverse floating rate obligations may be approximately twice as large as the comparable change in the market value of an equal principal amount of long-term bonds which bear interest at the rate paid by the issuer and have similar credit quality, redemption and maturity provisions.

INVESTMENT IN OTHER INVESTMENT COMPANIES

The Series may invest in other investment companies. The total return on such investment will be reduced by the operating expenses and fees of such other investment companies, including advisory fees.

OPEN-END FUNDS. The Series may invest in open-end investment companies.

CLOSED-END FUNDS. The Series may invest in closed-end investment companies. Such investment may involve the payment of substantial premiums above the value of such investment companies' portfolio securities.

LENDING OF PORTFOLIO SECURITIES

The Series may seek to increase its income by lending portfolio securities. Such loans will usually be made only to member firms of the New York Stock Exchange (the "Exchange") (and subsidiaries thereof) and member banks of the Federal Reserve System, and would be required to be secured continuously by collateral in cash, an irrevocable letter of credit or United States ("U.S.") Treasury securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Series would have the right to call a loan and obtain the securities loaned at any time on customary industry settlement notice (which will not usually exceed five business days). For the duration of a loan, the Series would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned. The Series would also receive a fee from the borrower or compensation from the investment of the collateral, less a fee paid to the borrower (if the collateral is in the form of cash). The Series would not, however, have the right to vote any securities having voting rights during the existence of the loan, but the Series would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk.

LEVERAGING TRANSACTIONS

The Series may engage in the types of transactions described below, which involve "leverage" because in each case the Series receives cash which it can invest in portfolio securities and has a future obligation to make a payment. The use of these transactions by the Series will generally cause its net asset value to increase or decrease at a greater rate than would otherwise be the case. Any investment income or gains earned from the portfolio securities purchased with the proceeds from these transactions which is in excess of the expenses associated from these transactions can be expected to cause the value of the Series' shares and distributions on the Series' shares to rise more quickly than would otherwise be the case. Conversely, if the investment income or gains earned from the portfolio securities purchased with proceeds from these transactions fail to cover the expenses associated with these transactions, the value of the Series' shares is likely to decrease more quickly than otherwise would be the case and distributions thereon will be reduced or eliminated. Hence, these transactions are speculative, involve leverage and increase the risk of owning or investing in the shares of the Series. These transactions also increase the Series' expenses because of interest and similar payments and administrative expenses associated with them. Unless the appreciation and income on assets purchased with proceeds from these transactions exceed the costs associated with them, the use of these transactions by a Series would diminish the investment performance of the Series compared with what it would have been without using these transactions.

BANK BORROWINGS: The Series may borrow money for investment purposes from banks and invest the proceeds in accordance with its investment objectives and policies.

MORTGAGE "DOLLAR ROLL" TRANSACTIONS: The Series may enter into mortgage "dollar roll" transactions pursuant to which it sells mortgage-backed securities for delivery in the future and simultaneously contracts to repurchase substantially similar securities on a specified future date. During the roll period, the Series foregoes principal and interest paid on the mortgage-backed securities. The Series is compensated for the lost interest by the difference between the current sales price and the lower price for the future purchase (often referred to as the "drop") as well as by the interest earned on, and gains from, the investment of the cash proceeds of the initial sale. The Series may also be compensated by receipt of a commitment fee.

If the income and capital gains from the Series' investment of the cash from the initial sale do not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Series compared with what the performance would have been without the use of the dollar rolls. Dollar roll transactions involve the risk that the market value of the securities the Series is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the Series sells securities becomes insolvent, the Series' right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the Adviser's ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed.

REVERSE REPURCHASE AGREEMENTS: The Series may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Series will sell securities and receive cash proceeds, subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. There is a risk that the counterparty to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Series. The Series will invest the proceeds received under a reverse repurchase agreement in accordance with its investment objective and policies.

OPTIONS

The Series may invest in the following types of options, which involve the risks described under the caption "Special Risk Factors -- Options, Futures, Forwards, Swaps and Other Derivative Transactions" in this Appendix:

OPTIONS ON FOREIGN CURRENCIES: The Series may purchase and write options on foreign currencies for hedging and non-hedging purposes in a manner similar to that in which Futures Contracts on foreign currencies, or Forward Contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Series may purchase put options on the foreign currency. If the value of the currency does decline, the Series will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Series may purchase call options thereon. The purchase of such options could offset, at least partially, the effect of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Series deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Series could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates. The Series may write options on foreign currencies for the same types of hedging purposes. For example, where the Series anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received less related transaction costs. As in the case of other types of options, therefore, the writing of Options on Foreign Currencies will constitute only a partial hedge.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Series could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Series to hedge such increased cost up to the amount of the premium. Foreign currency options written by the Series will generally be covered in a manner similar to the covering of other types of options. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Series would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Series also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates. The use of foreign currency options for non-hedging purposes, like the use of other types of derivatives for such purposes, presents greater profit potential but also significant risk of loss and could be considered speculative.

OPTIONS ON FUTURES CONTRACTS: The Series also may purchase and write options to buy or sell those Futures Contracts in which it may invest ("Options on Futures Contracts") as described above under "Futures Contracts." Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law.

An Option on a Futures Contract provides the holder with the right to enter into a "long" position in the underlying Futures Contract, in the case of a call option, or a "short" position in the underlying Futures Contract, in the case of a put option, at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Upon exercise of the option by the holder, the contract market clearinghouse establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of Futures Contracts, such as payment of initial and variation margin deposits. In addition, the writer of an Option on a Futures Contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

A position in an Option on a Futures Contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same type (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the Series' profit or loss on the transaction.

Options on Futures Contracts that are written or purchased by the Series on U.S. exchanges are traded on the same contract market as the underlying Futures Contract, and, like Futures Contracts, are subject to regulation by the Commodity Futures Trading Commission (the "CFTC") and the performance guarantee of the exchange clearinghouse. In addition, Options on Futures Contracts may be traded on foreign exchanges. The Series may cover the writing of call Options on Futures Contracts (a) through purchases of the underlying Futures Contract, (b) through ownership of the instrument, or instruments included in the index, underlying the Futures Contract, or (c) through the holding of a call on the same Futures Contract and in the same principal amount as the call written where the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the Series owns liquid and unencumbered assets equal to the difference. The Series may cover the writing of put Options on Futures Contracts (a) through sales of the underlying Futures Contract, (b) through the ownership of liquid and unencumbered assets equal to the value of the security or index underlying the Futures Contract, or (c) through the holding of a put on the same Futures Contract and in the same principal amount as the put written where the exercise price of the put held (i) is equal to or greater than the exercise price of the put written or where the exercise price of the put held (ii) is less than the exercise price of the put written if the Series owns liquid and unencumbered assets equal to the difference. Put and call Options on Futures Contracts may also be covered in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Upon the exercise of a call Option on a Futures Contract written by the Series, the Series will be required to sell the underlying Futures Contract which, if the Series has covered its obligation through the purchase of such Contract, will serve to liquidate its futures position. Similarly, where a put Option on a Futures Contract written by the Series is exercised, the Series will be required to purchase the underlying Futures Contract which, if the Series has covered its obligation through the sale of such Contract, will close out its futures position.

The writing of a call option on a Futures Contract for hedging purposes constitutes a partial hedge against declining prices of the securities or other instruments required to be delivered under the terms of the Futures Contract. If the futures price at expiration of the option is below the exercise price, the Series will retain the full amount of the option premium, less related transaction costs, which provides a partial hedge against any decline that may have occurred in the Series' portfolio holdings. The writing of a put option on a Futures Contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the Futures Contract. If the futures price at expiration of the option is higher than the exercise price, the Series will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Series intends to purchase. If a put or call option the Series has written is exercised, the Series will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and the changes in the value of its futures positions, the Series' losses from existing Options on Futures Contracts may to some extent be reduced or increased by changes in the value of portfolio securities.

The Series may purchase Options on Futures Contracts for hedging purposes instead of purchasing or selling the underlying Futures Contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, the Series could, in lieu of selling Futures Contracts, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or in part, by a profit on the option. Conversely, where it is projected that the value of securities to be acquired by the Series will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, the Series could purchase call Options on Futures Contracts rather than purchasing the underlying Futures Contracts.

OPTIONS ON SECURITIES: The Series may write (sell) covered put and call options, and purchase put and call options, on securities. Call and put options written by the Series may be covered in the manner set forth below.

A call option written by the Series is "covered" if the Series owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the Series owns liquid and unencumbered assets equal to the amount of cash consideration) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Series holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the Series owns liquid and unencumbered assets equal to the difference. A put option written by the Series is "covered" if the Series owns liquid and unencumbered assets with a value equal to the exercise price, or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or where the exercise price of the put held is less than the exercise price of the put written if the Series owns liquid and unencumbered assets equal to the difference. Put and call options written by the Series may also be covered in such other manner as may be in accordance with the requirements of the exchange on which, or the counterparty with which, the option is traded, and applicable laws and regulations. If the writer's obligation is not so covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.

Effecting a closing transaction in the case of a written call option will permit the Series to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Series to write another put option to the extent that the Series owns liquid and unencumbered assets. Such transactions permit the Series to generate additional premium income, which will partially offset declines in the value of portfolio securities or increases in the cost of securities to be acquired. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Series, provided that another option on such security is not written. If the Series desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction in connection with the option prior to or concurrent with the sale of the security.

The Series will realize a profit from a closing transaction if the premium paid in connection with the closing of an option written by the Series is less than the premium received from writing the option, or if the premium received in connection with the closing of an option purchased by the Series is more than the premium paid for the original purchase. Conversely, the Series will suffer a loss if the premium paid or received in connection with a closing transaction is more or less, respectively, than the premium received or paid in establishing the option position. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option previously written by the Series is likely to be offset in whole or in part by appreciation of the underlying security owned by the Series.

The Series may write options in connection with buy-and-write transactions; that is, the Series may purchase a security and then write a call option against that security. The exercise price of the call option the Series determines to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Series' maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Series' purchase price of the security and the exercise price, less related transaction costs. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Series' gain will be limited to the premium received, less related transaction costs. If the market price of the underlying security declines or otherwise is below the exercise price, the Series may elect to close the position or retain the option until it is exercised, at which time the Series will be required to take delivery of the security at the exercise price; the Series' return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price, which could result in a loss. Out-of-the-money, at-the-money and in-the-money put options may be used by the Series in the same market environments that call options are used in equivalent buy-and-write transactions.

The Series may also write combinations of put and call options on the same security, known as "straddles" with the same exercise price and expiration date. By writing a straddle, the Series undertakes a simultaneous obligation to sell and purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises sufficiently above the exercise price to cover the amount of the premium and transaction costs, the call will likely be exercised and the Series will be required to sell the underlying security at a below market price. This loss may be offset, however, in whole or part, by the premiums received on the writing of the two options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. The writing of straddles will likely be effective, therefore, only where the price of the security remains stable and neither the call nor the put is exercised. In those instances where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

By writing a call option, the Series limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Series assumes the risk that it may be required to purchase the underlying security for an exercise price above its then-current market value, resulting in a capital loss unless the security subsequently appreciates in value. The writing of options on securities will not be undertaken by the Series solely for hedging purposes, and could involve certain risks which are not present in the case of hedging transactions. Moreover, even where options are written for hedging purposes, such transactions constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.

The Series may also purchase options for hedging purposes or to increase its return. Put options may be purchased to hedge against a decline in the value of portfolio securities. If such decline occurs, the put options will permit the Series to sell the securities at the exercise price, or to close out the options at a profit. By using put options in this way, the Series will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

The Series may also purchase call options to hedge against an increase in the price of securities that the Series anticipates purchasing in the future. If such increase occurs, the call option will permit the Series to purchase the securities at the exercise price, or to close out the options at a profit. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Series upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Series.

OPTIONS ON STOCK INDICES: The Series may write (sell) covered call and put options and purchase call and put options on stock indices. In contrast to an option on a security, an option on a stock index provides the holder with the right but not the obligation to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is generally equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." The Series may cover written call options on stock indices by owning securities whose price changes, in the opinion of the Adviser, are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration if the Series owns liquid and unencumbered assets equal to the amount of cash consideration) upon conversion or exchange of other securities in its portfolio. Where the Series covers a call option on a stock index through ownership of securities, such securities may not match the composition of the index and, in that event, the Series will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. The Series may also cover call options on stock indices by holding a call on the same index and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the Series owns liquid and unencumbered assets equal to the difference. The Series may cover put options on stock indices by owning liquid and unencumbered assets with a value equal to the exercise price, or by holding a put on the same stock index and in the same principal amount as the put written where the exercise price of the put held
(a) is equal to or greater than the exercise price of the put written or (b) is less than the exercise price of the put written if the Series owns liquid and unencumbered assets equal to the difference. Put and call options on stock indices may also be covered in such other manner as may be in accordance with the rules of the exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations.

The Series will receive a premium from writing a put or call option, which increases the Series' gross income in the event the option expires unexercised or is closed out at a profit. If the value of an index on which the Series has written a call option falls or remains the same, the Series will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, the Series will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Series' stock investments. By writing a put option, the Series assumes the risk of a decline in the index. To the extent that the price changes of securities owned by the Series correlate with changes in the value of the index, writing covered put options on indices will increase the Series' losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

The Series may also purchase put options on stock indices to hedge its investments against a decline in value. By purchasing a put option on a stock index, the Series will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of the Series' investments does not decline as anticipated, or if the value of the option does not increase, the Series' loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of the Series' security holdings.

The purchase of call options on stock indices may be used by the Series to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Series holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, the Series will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on stock indices when the Series is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing calls on securities the Series owns.

The index underlying a stock index option may be a "broad-based" index, such as the Standard & Poor's 500 Index or the New York Stock Exchange Composite Index, the changes in value of which ordinarily will reflect movements in the stock market in general. In contrast, certain options may be based on narrower market indices, such as the Standard & Poor's 100 Index, or on indices of securities of particular industry groups, such as those of oil and gas or technology companies. A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks so included. The composition of the index is changed periodically.

RESET OPTIONS:

In certain instances, the Series may purchase or write options on U.S. Treasury securities which provide for periodic adjustment of the strike price and may also provide for the periodic adjustment of the premium during the term of each such option. Like other types of options, these transactions, which may be referred to as "reset" options or "adjustable strike" options grant the purchaser the right to purchase (in the case of a call) or sell (in the case of a put), a specified type of U.S. Treasury security at any time up to a stated expiration date (or, in certain instances, on such date). In contrast to other types of options, however, the price at which the underlying security may be purchased or sold under a "reset" option is determined at various intervals during the term of the option, and such price fluctuates from interval to interval based on changes in the market value of the underlying security. As a result, the strike price of a "reset" option, at the time of exercise, may be less advantageous than if the strike price had been fixed at the initiation of the option. In addition, the premium paid for the purchase of the option may be determined at the termination, rather than the initiation, of the option. If the premium for a reset option written by the Series is paid at termination, the Series assumes the risk that (i) the premium may be less than the premium which would otherwise have been received at the initiation of the option because of such factors as the volatility in yield of the underlying Treasury security over the term of the option and adjustments made to the strike price of the option, and (ii) the option purchaser may default on its obligation to pay the premium at the termination of the option. Conversely, where the Series purchases a reset option, it could be required to pay a higher premium than would have been the case at the initiation of the option.

"YIELD CURVE" OPTIONS: The Series may also enter into options on the "spread," or yield differential, between two fixed income securities, in transactions referred to as "yield curve" options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

Yield curve options may be used for the same purposes as other options on securities. Specifically, the Series may purchase or write such options for hedging purposes. For example, the Series may purchase a call option on the yield spread between two securities, if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. The Series may also purchase or write yield curve options for other than hedging purposes (i.e., in an effort to increase its current income) if, in the judgment of the Adviser, the Series will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated. Yield curve options written by the Series will be "covered". A call (or put) option is covered if the Series holds another call (or put) option on the spread between the same two securities and owns liquid and unencumbered assets sufficient to cover the Series' net liability under the two options. Therefore, the Series' liability for such a covered option is generally limited to the difference between the amount of the Series' liability under the option written by the Series less the value of the option held by the Series. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter and because they have been only recently introduced, established trading markets for these securities have not yet developed.

REPURCHASE AGREEMENTS

The Series may enter into repurchase agreements with sellers who are member firms (or a subsidiary thereof) of the New York Stock Exchange or members of the Federal Reserve System, recognized primary U.S. Government securities dealers or institutions which the Adviser has determined to be of comparable creditworthiness. The securities that the Series purchases and holds through its agent are U.S. Government securities, the values of which are equal to or greater than the repurchase price agreed to be paid by the seller. The repurchase price may be higher than the purchase price, the difference being income to the Series, or the purchase and repurchase prices may be the same, with interest at a standard rate due to the Series together with the repurchase price on repurchase. In either case, the income to the Series is unrelated to the interest rate on the Government securities.

The repurchase agreement provides that in the event the seller fails to pay the amount agreed upon on the agreed upon delivery date or upon demand, as the case may be, the Series will have the right to liquidate the securities. If at the time the Series is contractually entitled to exercise its right to liquidate the securities, the seller is subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, the Series' exercise of its right to liquidate the securities may be delayed and result in certain losses and costs to the Series. The Series has adopted and follows procedures which are intended to minimize the risks of repurchase agreements. For example, the Series only enters into repurchase agreements after the Adviser has determined that the seller is creditworthy, and the Adviser monitors that seller's creditworthiness on an ongoing basis. Moreover, under such agreements, the value of the securities (which are marked to market every business day) is required to be greater than the repurchase price, and the Series has the right to make margin calls at any time if the value of the securities falls below the agreed upon collateral.

RESTRICTED SECURITIES

The Series may purchase securities that are not registered under the Securities Act of 1933, as amended ("1933 Act") ("restricted securities"), including those that can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A securities") and commercial paper issued under Section 4(2) of the 1933 Act ("4(2) Paper"). A determination is made, based upon a continuing review of the trading markets for the Rule 144A security or 4(2) Paper, whether such security is liquid and thus not subject to the Series' limitation on investing in illiquid investments. The Board of Trustees has adopted guidelines and delegated to MFS the daily function of determining and monitoring the liquidity of Rule 144A securities and 4(2) Paper. The Board, however, retains oversight of the liquidity determinations focusing on factors such as valuation, liquidity and availability of information. Investing in Rule 144A securities could have the effect of decreasing the level of liquidity in the Series to the extent that qualified institutional buyers become for a time uninterested in purchasing these Rule 144A securities held in the Series' portfolio. Subject to the Series' limitation on investments in illiquid investments, the Series may also invest in restricted securities that may not be sold under Rule 144A, which presents certain risks. As a result, the Series might not be able to sell these securities when the Adviser wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

SHORT SALES

The Series may seek to hedge investments or realize additional gains through short sales. The Series may make short sales, which are transactions in which the Series sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Series must borrow the security to make delivery to the buyer. The Series then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Series. Until the security is replaced, the Series is required to repay the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Series also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The Series also will incur transaction costs in effecting short sales.

The Series will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Series replaces the borrowed security. The Series will realize a gain if the price of the security declines between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the Series may be required to pay in connection with a short sale.

Whenever the Series engages in short sales, it identifies liquid and unencumbered assets in an amount that, when combined with the amount of collateral deposited with the broker connection with the short sale, equals the current market value of the security sold short.

SHORT SALES AGAINST THE BOX

The Series may make short sales "against the box," i.e., when a security identical to one owned by the Series is borrowed and sold short. If the Series enters into a short sale against the box, it is required to segregate securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and is required to hold such securities while the short sale is outstanding. The Series will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

SHORT TERM INSTRUMENTS

The Series may hold cash and invest in cash equivalents, such as short-term U.S. Government Securities, commercial paper and bank instruments.

SWAPS AND RELATED DERIVATIVE INSTRUMENTS

The Series may enter into interest rate swaps, currency swaps and other types of available swap agreements, including swaps on securities, commodities and indices, and related types of derivatives, such as caps, collars and floors. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security or commodity prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices. Under a typical swap, one party may agree to pay a fixed rate or a floating rate determined by reference to a specified instrument, rate or index, multiplied in each case by a specified amount (the "notional amount"), while the other party agrees to pay an amount equal to a different floating rate multiplied by the same notional amount. On each payment date, the obligations of parties are netted, with only the net amount paid by one party to the other. All swap agreements entered into by the Series with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

Swap agreements are typically individually negotiated and structured to provide exposure to a variety of different types of investments or market factors. Swap agreements may be entered into for hedging or non-hedging purposes and therefore may increase or decrease the Series' exposure to the underlying instrument, rate, asset or index. Swap agreements can take many different forms and are known by a variety of names. The Series is not limited to any particular form or variety of swap agreement if the Adviser determines it is consistent with the Series' investment objective and policies.

For example, the Series may enter into an interest rate swap in order to protect against declines in the value of fixed income securities held by the Series. In such an instance, the Series would agree with a counterparty to pay a fixed rate (multiplied by a notional amount) and the counterparty would agree to pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of the Series' portfolio, the Series would receive payments under the swap that would offset, in whole or part, such diminution in value. The Series may also enter into swaps to modify its exposure to particular markets or instruments, such as a currency swap between the U.S. dollar and another currency which would have the effect of increasing or decreasing the Series' exposure to each such currency. The Series might also enter into a swap on a particular security, or a basket or index of securities, in order to gain exposure to the underlying security or securities, as an alternative to purchasing such securities. Such transactions could be more efficient or less costly in certain instances than an actual purchase or sale of the securities.

The Series may enter into other related types of over-the-counter derivatives, such as "caps", "floors", "collars" and options on swaps, or "swaptions", for the same types of hedging or non-hedging purposes. Caps and floors are similar to swaps, except that one party pays a fee at the time the transaction is entered into and has no further payment obligations, while the other party is obligated to pay an amount equal to the amount by which a specified fixed or floating rate exceeds or is below another rate (multiplied by a notional amount). Caps and floors, therefore, are also similar to options. A collar is in effect a combination of a cap and a floor, with payments made only within or outside a specified range of prices or rates. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into the underlying swap on the agreed-upon terms.

The Series will maintain liquid and unencumbered assets to cover its current obligations under swap and other over-the-counter derivative transactions. If the Series enters into a swap agreement on a net basis (i.e., the two payment streams are netted out, with the Series receiving or paying, as the case may be, only the net amount of the two payments), the Series will maintain liquid and unencumbered assets with a daily value at least equal to the excess, if any, of the Series' accrued obligations under the swap agreement over the accrued amount the Series is entitled to receive under the agreement. If the Series enters into a swap agreement on other than a net basis, it will maintain liquid and unencumbered assets with a value equal to the full amount of the Series' accrued obligations under the agreement.

The most significant factor in the performance of swaps, caps, floors and collars is the change in the underlying price, rate or index level that determines the amount of payments to be made under the arrangement. If the Adviser is incorrect in its forecasts of such factors, the investment performance of the Series would be less than what it would have been if these investment techniques had not been used. If a swap agreement calls for payments by the Series, the Series must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness would decline, the value of the swap agreement would be likely to decline, potentially resulting in losses.

If the counterparty defaults, the Series' risk of loss consists of the net amount of payments that the Series is contractually entitled to receive. The Series anticipates that it will be able to eliminate or reduce its exposure under these arrangements by assignment or other disposition or by entering into an offsetting agreement with the same or another counterparty, but there can be no assurance that it will be able to do so.

The uses by the Series of swaps and related derivative instruments also involves the risks described under the caption "Special Risk Factors -- Options, Futures, Forwards, Swaps and Other Derivative Transactions" in this Appendix.

TEMPORARY BORROWINGS

The Series may borrow money for temporary purposes (e.g., to meet redemption requests or settle outstanding purchases of portfolio securities).

TEMPORARY DEFENSIVE POSITIONS

During periods of unusual market conditions when the Adviser believes that investing for temporary defensive purposes is appropriate, or in order to meet anticipated redemption requests, a large portion or all of the assets of the Series may be invested in cash (including foreign currency) or cash equivalents, including, but not limited to, obligations of banks (including certificates of deposit, bankers' acceptances, time deposits and repurchase agreements), commercial paper, short-term notes, U.S. Government Securities and related repurchase agreements.

WARRANTS

The Series may invest in warrants. Warrants are securities that give the Series the right to purchase equity securities from the issuer at a specific price (the "strike price") for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

"WHEN-ISSUED" SECURITIES

The Series may purchase securities on a "when-issued" or on a "forward delivery" basis which means that the securities will be delivered to the Series at a future date usually beyond customary settlement time. The commitment to purchase a security for which payment will be made on a future date may be deemed a separate security. In general, the Series does not pay for such securities until received, and does not start earning interest on the securities until the contractual settlement date. While awaiting delivery of securities purchased on such bases, a Series will identify liquid and unencumbered assets equal to its forward delivery commitment.

SPECIAL RISK FACTORS -- OPTIONS, FUTURES, FORWARDS, SWAPS AND OTHER DERIVATIVE TRANSACTIONS

RISK OF IMPERFECT CORRELATION OF HEDGING INSTRUMENTS WITH THE SERIES'
PORTFOLIO: The Series' ability effectively to hedge all or a portion of its portfolio through transactions in derivatives, including options, Futures Contracts, Options on Futures Contracts, Forward Contracts, swaps and other types of derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant portion of the Series' portfolio. In the case of derivative instruments based on an index, the portfolio will not duplicate the components of the index, and in the case of derivative instruments on fixed income securities, the portfolio securities which are being hedged may not be the same type of obligation underlying such derivatives. The use of derivatives for "cross hedging" purposes (such as a transaction in a Forward Contract on one currency to hedge exposure to a different currency) may involve greater correlation risks. Consequently, the Series bears the risk that the price of the portfolio securities being hedged will not move in the same amount or direction as the underlying index or obligation.

If the Series purchases a put option on an index and the index decreases less than the value of the hedged securities, the Series would experience a loss which is not completely offset by the put option. It is also possible that there may be a negative correlation between the index or obligation underlying an option or Futures Contract in which the Series has a position and the portfolio securities the Series is attempting to hedge, which could result in a loss on both the portfolio and the hedging instrument. It should be noted that stock index futures contracts or options based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than options or futures based on a broad market index. This is due to the fact that a narrower index is more susceptible to rapid and extreme fluctuations as a result of changes in the value of a small number of securities. Nevertheless, where the Series enters into transactions in options or futures on narrowly-based indices for hedging purposes, movements in the value of the index should, if the hedge is successful, correlate closely with the portion of the Series' portfolio or the intended acquisitions being hedged.

The trading of derivatives for hedging purposes entails the additional risk of imperfect correlation between movements in the price of the derivative and the price of the underlying index or obligation. The anticipated spread between the prices may be distorted due to the differences in the nature of the markets such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the derivatives markets. In this regard, trading by speculators in derivatives has in the past occasionally resulted in market distortions, which may be difficult or impossible to predict, particularly near the expiration of such instruments.

The trading of Options on Futures Contracts also entails the risk that changes in the value of the underlying Futures Contracts will not be fully reflected in the value of the option. The risk of imperfect correlation, however, generally tends to diminish as the maturity date of the Futures Contract or expiration date of the option approaches.

Further, with respect to options on securities, options on stock indices, options on currencies and Options on Futures Contracts, the Series is subject to the risk of market movements between the time that the option is exercised and the time of performance thereunder. This could increase the extent of any loss suffered by the Series in connection with such transactions.

In writing a covered call option on a security, index or futures contract, the Series also incurs the risk that changes in the value of the instruments used to cover the position will not correlate closely with changes in the value of the option or underlying index or instrument. For example, where the Series covers a call option written on a stock index through segregation of securities, such securities may not match the composition of the index, and the Series may not be fully covered. As a result, the Series could be subject to risk of loss in the event of adverse market movements.

The writing of options on securities, options on stock indices or Options on Futures Contracts constitutes only a partial hedge against fluctuations in the value of the Series' portfolio. When the Series writes an option, it will receive premium income in return for the holder's purchase of the right to acquire or dispose of the underlying obligation. In the event that the price of such obligation does not rise sufficiently above the exercise price of the option, in the case of a call, or fall below the exercise price, in the case of a put, the option will not be exercised and the Series will retain the amount of the premium, less related transaction costs, which will constitute a partial hedge against any decline that may have occurred in the Series' portfolio holdings or any increase in the cost of the instruments to be acquired.

Where the price of the underlying obligation moves sufficiently in favor of the holder to warrant exercise of the option, however, and the option is exercised, the Series will incur a loss which may only be partially offset by the amount of the premium it received. Moreover, by writing an option, the Series may be required to forego the benefits which might otherwise have been obtained from an increase in the value of portfolio securities or other assets or a decline in the value of securities or assets to be acquired. In the event of the occurrence of any of the foregoing adverse market events, the Series' overall return may be lower than if it had not engaged in the hedging transactions. Furthermore, the cost of using these techniques may make it economically infeasible for the Series to engage in such transactions.

RISKS OF NON-HEDGING TRANSACTIONS: The Series may enter transactions in derivatives for non-hedging purposes as well as hedging purposes. Non-hedging transactions in such instruments involve greater risks and may result in losses which may not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired. The Series will only write covered options, such that liquid and unencumbered assets necessary to satisfy an option exercise will be identified, unless the option is covered in such other manner as may be in accordance with the rules of the exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations. Nevertheless, the method of covering an option employed by the Series may not fully protect it against risk of loss and, in any event, the Series could suffer losses on the option position which might not be offset by corresponding portfolio gains. The Series may also enter into futures, Forward Contracts or swaps for non-hedging purposes. For example, the Series may enter into such a transaction as an alternative to purchasing or selling the underlying instrument or to obtain desired exposure to an index or market. In such instances, the Series will be exposed to the same economic risks incurred in purchasing or selling the underlying instrument or instruments. However, transactions in futures, Forward Contracts or swaps may be leveraged, which could expose the Series to greater risk of loss than such purchases or sales. Entering into transactions in derivatives for other than hedging purposes, therefore, could expose the Series to significant risk of loss if the prices, rates or values of the underlying instruments or indices do not move in the direction or to the extent anticipated.

With respect to the writing of straddles on securities, the Series incurs the risk that the price of the underlying security will not remain stable, that one of the options written will be exercised and that the resulting loss will not be offset by the amount of the premiums received. Such transactions, therefore, create an opportunity for increased return by providing the Series with two simultaneous premiums on the same security, but involve additional risk, since the Series may have an option exercised against it regardless of whether the price of the security increases or decreases.

RISK OF A POTENTIAL LACK OF A LIQUID SECONDARY MARKET: Prior to exercise or expiration, a futures or option position can only be terminated by entering into a closing purchase or sale transaction. This requires a secondary market for such instruments on the exchange on which the initial transaction was entered into. While the Series will enter into options or futures positions only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular contract at any specific time. In that event, it may not be possible to close out a position held by the Series, and the Series could be required to purchase or sell the instrument underlying an option, make or receive a cash settlement or meet ongoing variation margin requirements. Under such circumstances, if the Series has insufficient cash available to meet margin requirements, it will be necessary to liquidate portfolio securities or other assets at a time when it is disadvantageous to do so. The inability to close out options and futures positions, therefore, could have an adverse impact on the Series' ability effectively to hedge its portfolio, and could result in trading losses.

The liquidity of a secondary market in a Futures Contract or option thereon may be adversely affected by "daily price fluctuation limits," established by exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures or option positions and requiring traders to make additional margin deposits. Prices have in the past moved to the daily limit on a number of consecutive trading days.

The trading of Futures Contracts and options is also subject to the risk of trading halts, suspensions, exchange or clearinghouse equipment failures, government intervention, insolvency of a brokerage firm or clearinghouse or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

MARGIN: Because of low initial margin deposits made upon the establishment of a futures, forward or swap position (certain of which may require no initial margin deposits) and the writing of an option, such transactions involve substantial leverage. As a result, relatively small movements in the price of the contract can result in substantial unrealized gains or losses. Where the Series enters into such transactions for hedging purposes, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset, in whole or in part, by increases in the value of securities or other assets held by the Series or decreases in the prices of securities or other assets the Series intends to acquire. Where the Series enters into such transactions for other than hedging purposes, the margin requirements associated with such transactions could expose the Series to greater risk.

POTENTIAL BANKRUPTCY OF A CLEARINGHOUSE OR BROKER: When the Series enters into transactions in exchange-traded futures or options, it is exposed to the risk of the potential bankruptcy of the relevant exchange clearinghouse or the broker through which the Series has effected the transaction. In that event, the Series might not be able to recover amounts deposited as margin, or amounts owed to the Series in connection with its transactions, for an indefinite period of time, and could sustain losses of a portion or all of such amounts. Moreover, the performance guarantee of an exchange clearinghouse generally extends only to its members and the Series could sustain losses, notwithstanding such guarantee, in the event of the bankruptcy of its broker.

TRADING AND POSITION LIMITS: The exchanges on which futures and options are traded may impose limitations governing the maximum number of positions on the same side of the market and involving the same underlying instrument which may be held by a single investor, whether acting alone or in concert with others (regardless of whether such contracts are held on the same or different exchanges or held or written in one or more accounts or through one or more brokers). Further, the CFTC and the various contract markets have established limits referred to as "speculative position limits" on the maximum net long or net short position which any person may hold or control in a particular futures or option contract. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Adviser does not believe that these trading and position limits will have any adverse impact on the strategies for hedging the portfolios of the Series.

RISKS OF OPTIONS ON FUTURES CONTRACTS: The amount of risk the Series assumes when it purchases an Option on a Futures Contract is the premium paid for the option, plus related transaction costs. In order to profit from an option purchased, however, it may be necessary to exercise the option and to liquidate the underlying Futures Contract, subject to the risks of the availability of a liquid offset market described herein. The writer of an Option on a Futures Contract is subject to the risks of commodity futures trading, including the requirement of initial and variation margin payments, as well as the additional risk that movements in the price of the option may not correlate with movements in the price of the underlying security, index, currency or Futures Contract.

RISKS OF TRANSACTIONS IN FOREIGN CURRENCIES AND OVER-THE-COUNTER DERIVATIVES AND OTHER TRANSACTIONS NOT CONDUCTED ON U.S. EXCHANGES: Transactions in Forward Contracts on foreign currencies, as well as futures and options on foreign currencies and transactions executed on foreign exchanges, are subject to all of the correlation, liquidity and other risks outlined above. In addition, however, such transactions are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying such contracts, which could restrict or eliminate trading and could have a substantial adverse effect on the value of positions held by the Series. Further, the value of such positions could be adversely affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies.

Further, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying contracts thereon. As a result, the available information on which trading systems will be based may not be as complete as the comparable data on which the Series makes investment and trading decisions in connection with other transactions. Moreover, because the foreign currency market is a global, 24-hour market, events could occur in that market which will not be reflected in the forward, futures or options market until the following day, thereby making it more difficult for the Series to respond to such events in a timely manner.

Settlements of exercises of over-the-counter Forward Contracts or foreign currency options generally must occur within the country issuing the underlying currency, which in turn requires traders to accept or make delivery of such currencies in conformity with any U.S. or foreign restrictions and regulations regarding the maintenance of foreign banking relationships, fees, taxes or other charges.

Unlike transactions entered into by the Series in Futures Contracts and exchange-traded options, options on foreign currencies, Forward Contracts, over-the-counter options on securities, swaps and other over-the-counter derivatives are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of Forward Contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

In addition, over-the-counter transactions can only be entered into with a financial institution willing to take the opposite side, as principal, of the Series' position unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the Series. Where no such counterparty is available, it will not be possible to enter into a desired transaction. There also may be no liquid secondary market in the trading of over-the-counter contracts, and the Series could be required to retain options purchased or written, or Forward Contracts or swaps entered into, until exercise, expiration or maturity. This in turn could limit the Series' ability to profit from open positions or to reduce losses experienced, and could result in greater losses.

Further, over-the-counter transactions are not subject to the guarantee of an exchange clearinghouse, and the Series will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty. One or more of such institutions also may decide to discontinue their role as market-makers in a particular currency or security, thereby restricting the Series' ability to enter into desired hedging transactions. The Series will enter into an over-the-counter transaction only with parties whose creditworthiness has been reviewed and found satisfactory by the Adviser.

Options on securities, options on stock indices, Futures Contracts, Options on Futures Contracts and options on foreign currencies may be traded on exchanges located in foreign countries. Such transactions may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. As a result, many of the risks of over-the-counter trading may be present in connection with such transactions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (the "OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Series to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

POLICIES ON THE USE OF FUTURES AND OPTIONS ON FUTURES CONTRACTS: In order to assure that the Series will not be deemed to be a "commodity pool" for purposes of the Commodity Exchange Act, regulations of the CFTC require that the Series enter into transactions in Futures Contracts, Options on Futures Contracts and Options on Foreign Currencies traded on a CFTC-regulated exchange only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-bona fide hedging purposes, provided that the aggregate initial margin and premiums required to establish such non-bona fide hedging positions does not exceed 5% of the liquidation value of the Series' assets, after taking into account unrealized profits and unrealized losses on any such contracts the Series has entered into, and excluding, in computing such 5%, the in-the-money amount with respect to an option that is in-the-money at the time of purchase.

                                                                    APPENDIX B

                         DESCRIPTION OF BOND RATINGS


The ratings of Moody's, S&P, Fitch and Duff & Phelps represent their opinions as to the quality of various debt instruments. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.


                       MOODY'S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


                      STANDARD & POOR'S RATINGS SERVICES


AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is EXTREMELY STRONG.

AA: An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is VERY STRONG.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still STRONG.

BBB: An obligation rated BBB exhibits ADEQUATE protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is LESS VULNERABLE to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is MORE VULNERABLE to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is CURRENTLY VULNERABLE to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is CURRENTLY HIGHLY VULNERABLE to nonpayment.


C: Subordinated debt or preferred stock obligation rated C is CURRENTLY HIGHLY VULNERABLE to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. A C rating will also be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently being paid.


D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk -- such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                                  FITCH IBCA

AAA: Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB: Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.


DDD, DD, D: The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. Default. DDD obligations have the highest potential for recovery around 90%-100% of outstanding amounts and accrued interest. For U.S. corporates, for example, DD indicates expected recoveries of 50% -- 90% and D the lowest recovery potential, i.e. below 50%.


                       DUFF & PHELPS CREDIT RATING CO.

AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA-: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A-: Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, BBB-: Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB-: Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B-: Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.


CCC: Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/ industry conditions, and/or with unfavorable company developments.

DD: Defaulted debt obligations. Issuer failed to meet scheduled principal and/ or interest payments.


DP: Preferred stock with dividend arrearages.

MFS/SUN LIFE SERIES TRUST
An Open-end Management Investment Company

INVESTMENT ADVISER
Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116
(617) 954-5000

CUSTODIAN AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

SHAREHOLDER SERVICING AGENT
MFS Service Center, Inc.
Mailing Address:
P.O. Box 2281, Boston, MA 02107
Business Address:
500 Boylston Street, Boston, MA 02116
Telephone:
Toll free: (800) 225-2606;
In Massachusetts and Alaska, collect: (617) 954-5000


AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston, MA 02116


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
Retirement Products and Services Division
P.O. Box 1024, Boston, MA 02103
Toll Free Telephone: (800) 752-7215





SUN-13 4/00 600

                                     PART C

ITEM 23.          FINANCIAL STATEMENTS AND EXHIBITS

                  (A)      FINANCIAL STATEMENTS INCLUDED IN PART A:


                           For the 5 year period, as applicable to each operational series, ended December 31, 1999*:

                               Financial Highlights

                           FINANCIAL STATEMENTS INCLUDED IN PART B:


                           Portfolios of Investments at December 31, 1999* Statements of Assets and Liabilities at December 31, 1999* Statements of Operations, year ended December 31, 1999* Statements of Changes in Net Assets, years ended December 31, 1998 and 1999.*

-----------------------

* Incorporated herein by reference to the Registrant's Annual Reports to shareholders, dated December 31, 1999, filed with the SEC via EDGAR on March 1, 2000.


                  (B)      EXHIBITS:

                             1   (a)  Amended and Restated Declaration of Trust
                                      of Registrant dated December 29, 1997. (3)


                                 (b)  Amendment to the Declaration of Trust
                                      changing the name of a series, dated April
                                      29, 1998; filed herewith.

                                 (c) Amendment to the Declaration of Trust, to change the name of certain series, dated April 29, 1999. (6)

                                 (d)  Amendment to the Declaration of Trust
                                      establishing a new series, dated August
                                      12, 1999; filed herewith.

                                 (e) Amendment to the Declaration of Trust to change the name of a series, dated December 1, 1999; filed herewith.


                             2        By-Laws of Registrant dated
                                      February 6, 1998.  (3)

                             3        Not Applicable.

                             4   (a)  Investment Advisory Agreement between
                                      Registrant and Massachusetts Financial
                                      Services Company dated May 24, 1985. (3)

                                 (b)  Investment Advisory Agreement between
                                      Registrant and Massachusetts Financial
                                      Services Company dated July 23, 1986. (3)

                                 (c)  Investment Advisory Agreement between
                                      Registrant and Massachusetts Financial
                                      Services Company dated January 26, 1988.
                                      (3)

                                 (d)  Investment Advisory Agreement between
                                      Registrant and Massachusetts Financial
                                      Services Company relating to the World
                                      Growth Series dated November 1, 1993. (3)

                                 (e)  Investment Advisory Agreement between
                                      Registrant and Massachusetts Financial
                                      Services Company relating to the Utilities
                                      Series dated November 1, 1993. (3)

                                 (f)  Investment Advisory Agreement between
                                      Registrant and Massachusetts Financial
                                      Services Company relating to the Research
                                      Series dated September 16, 1994. (3)

                                 (g)  Investment Advisory Agreement between
                                      Registrant and Massachusetts Financial
                                      Services Company relating to the World
                                      Asset Allocation Series dated September
                                      16, 1994. (3)

                                 (h)  Investment Advisory Agreement between
                                      Registrant and Massachusetts Financial
                                      Services Company relating to the World
                                      Total Return Series dated September 16,
                                      1994. (3)

                                 (i)  Investment Advisory Agreement between
                                      Registrant and Massachusetts Financial
                                      Services Company relating to the Emerging
                                      Growth Series dated May 1, 1995. (3)

                                 (j)  Investment Advisory Agreement between
                                      Registrant and Massachusetts Financial
                                      Services Company relating to the
                                      MFS/Foreign & Colonial International
                                      Growth Series dated September 1, 1995. (3)

                                 (k)  Investment Advisory Agreement between
                                      Registrant and Massachusetts Financial
                                      Services Company relating to the
                                      MFS/Foreign & Colonial International
                                      Growth and Income Series dated September
                                      1, 1995. (3)

                                 (l)  Investment Advisory Agreement between
                                      Registrant and Massachusetts Financial
                                      Services Company relating to the
                                      MFS/Foreign & Colonial Emerging Markets
                                      Equity Series dated September 1, 1995. (3)

                                 (m)  Sub-Advisory Agreement by and between
                                      Massachusetts Financial Services Company and Foreign & Colonial Management Ltd. relating to the MFS/Foreign & Colonial International Growth Series dated September 1, 1995. (3)

                                 (n)  Sub-Advisory Agreement by and between
                                      Massachusetts Financial Services Company and Foreign & Colonial Management Ltd. relating to the MFS/Foreign & Colonial Emerging Markets Equity Series dated September 1, 1995. (3)

                                 (o) Sub-Advisory Agreement between Foreign & Colonial Management Ltd. and Foreign & Colonial Emerging Markets Limited relating to the MFS/Foreign & Colonial
                                      International Growth Series dated
                                      September 1, 1995. (3)

                                 (p) Sub-Advisory Agreement between Foreign & Colonial Management Ltd. and Foreign & Colonial Emerging Markets Limited relating to the MFS/Foreign & Colonial Emerging Markets Equity Series dated September 1, 1995. (3)

                                 (q)  Sub-Advisory Agreement by and between
                                      Massachusetts Financial Services Company and Foreign & Colonial Management Limited relating to the World Growth Series dated May 1, 1996. (3)

                                 (r) Sub-Advisory Agreement between Foreign & Colonial Management Limited and Foreign & Colonial Emerging Markets Limited relating to the World Growth Series dated May 1, 1996. (3)

                                 (s)  Investment Advisory Agreement between
                                      Registrant and Massachusetts Financial
                                      Services Company relating to the Value
                                      Series dated May 1, 1996. (3)

                                 (t)  Investment Advisory Agreement between
                                      Registrant, on behalf of the Research
                                      Growth and Income Series, and
                                      Massachusetts Financial Services Company dated May 12, 1997. (3)

                                 (u)  Amendment to the Investment Advisory
                                      Agreement by and between Massachusetts
                                      Financial Services Company and the
                                      Registrant relating to the Capital
                                      Appreciation Series dated January 1, 1997.
                                      (1)

                                 (v)  Investment Advisory Agreement between
                                      Registrant, on behalf of the Bond Series, and Massachusetts Financial Services Company dated May 1, 1998. (5)

                                 (w)  Investment Advisory Agreement between
                                      Registrant, on behalf of the Equity Income
                                      Series, and Massachusetts Financial
                                      Services Company dated May 1, 1998. (5)

                                 (x)  Investment Advisory Agreement between
                                      Registrant, on behalf of the Massachusetts
                                      Investors Growth Stock Series, and
                                      Massachusetts Financial Services Company dated May 1, 1998. (5)

                                 (y)  Investment Advisory Agreement between
                                      Registrant, on behalf of the New Discovery
                                      Series, and Massachusetts Financial
                                      Services Company dated May 1, 1998. (5)

                                 (z   Investment Advisory Agreement between
                                      Registrant, on behalf of the Research
                                      International Series, and Massachusetts
                                      Financial Services Company dated May 1,
                                      1998.  (5)

                                 (aa) Investment Advisory Agreement between
                                      Registrant, on behalf of the Strategic
                                      Income Series, and Massachusetts Financial
                                      Services Company dated May 1, 1998. (5)


                                 (bb) Investment Advisory Agreement between
                                      Registrant, on behalf of the Strategic
                                      Growth Series, and Massachusetts Financial
                                      Services Company; filed herewith.


                             5        Not Applicable.

                             6        Not Applicable.

                             7   (a)  Custodian Agreement between Registrant and
                                      State Street Bank and Trust Company dated
                                      May 24, 1985. (3)

                                 (b) Amendment dated July 23, 1986 to Custodian Agreement. (3)

                             8   (a)  Shareholder Servicing Agent Agreement
                                      between Registrant and MFS Service Center,
                                      Inc., dated August 1, 1985. (3)

                                 (b) Master Administrative Services Agreement, dated March 1, 1997, as amended and restated April 1, 1999. (2)


                             9   (a)  Consent and Opinion of Counsel dated April
                                      24, 1998. (4)

                                 (b)  Legal Opinion Consent dated April 24,
                                      2000; filed herewith.

                            10        Consent of Deloitte & Touche LLP;
                                      filed herewith.


                            11        Not Applicable.

                            12        Not Applicable.

                            13        Not Applicable.


                            14        Not Applicable.


                            15        Not Applicable.


                            16   (a)  Code of Ethics for the Series pursuant to
                                      Rule 17j-1 under the Investment Company
                                      Act of 1940. (7)

                                 (b) Code of Ethics for the Series' adviser and distributor pursuant to Rule 17j-1 under the Investment Company Act of 1940. (7)

                            Power of Attorney dated February 3, 2000;
                            filed herewith.


(1) Incorporated by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement filed via EDGAR on April 29, 1997.
(2) Incorporated by reference to MFS Series Trust III (File Nos. 2-60491 and 811-2794) Post-Effective Amendment No. 28 filed via EDGAR on March 31, 1999.
(3) Incorporated by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed via EDGAR on February 13, 1998.
(4) Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement filed via EDGAR on April 29, 1998.
(5) Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed via EDGAR on February 22, 1999.

(6) Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant's Registration Statement filed via EDGAR on August 13, 1999.
(7) Incorporated by reference to Post-Effective Amendment No. 67 for Massachusetts Investors Growth Stock Fund (File Nos. 2-14677 and 811-859) filed with the SEC on March 29, 2000.

ITEM 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  Not applicable.

ITEM 25.          INDEMNIFICATION

                  Reference is hereby made to (a) Article V of the Registrant's Amended and Restated Declaration of Trust, filed as an Exhibit to the Registrant's Post-Effective Amendment No. 21 and (b) the undertaking of the Registrant regarding indemnification set forth in Registrant's Post-Effective Amendment No. 21.

                  The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


                  MFS serves as investment adviser to the following open-end Funds comprising the MFS Family of Funds (except the Vertex Funds mentioned below): Massachusetts Investors Trust, Massachusetts Investors Growth Stock Fund, MFS Growth Opportunities Fund, MFS Government Securities Fund, MFS Government Limited Maturity Fund, MFS Series Trust I (which has ten series: MFS Managed Sectors Fund, MFS Cash Reserve Fund, MFS Global Asset Allocation Fund, MFS Strategic Growth Fund, MFS Research Growth and Income Fund, MFS Core Growth Fund, MFS Equity Income Fund, MFS New Discovery Fund, MFS Science and Technology Fund and MFS Research International Fund), MFS Series Trust II (which has four series: MFS Emerging Growth Fund, MFS Large Cap Growth Fund, MFS Intermediate Income Fund and MFS Charter Income Fund), MFS Series Trust III (which has three series: MFS High Income Fund, MFS Municipal High Income Fund and MFS High Yield Opportunities Fund), MFS Series Trust IV (which has four series: MFS Money Market Fund, MFS Government Money Market Fund, MFS Municipal Bond Fund and MFS Mid Cap Growth Fund), MFS Series Trust V (which has five series: MFS Total Return Fund, MFS Research Fund, MFS International Opportunities Fund, MFS International Strategic Growth Fund and MFS International Value Fund), MFS Series Trust VI (which has three series: MFS Global Total Return Fund, MFS Utilities Fund and MFS Global Equity Fund), MFS Series Trust VII (which has two series: MFS Global Governments Fund and MFS Capital Opportunities Fund), MFS Series Trust VIII (which has two series: MFS Strategic Income Fund and MFS Global Growth Fund), MFS Series Trust IX (which has eight series: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund, MFS Intermediate Investment Grade Bond Fund, MFS Mid Cap Value Fund, MFS Large Cap Value Fund and MFS High Quality Bond Fund), MFS Series Trust X (which has ten series: MFS Government Mortgage Fund, MFS Emerging Markets Equity Fund, MFS International Growth Fund, MFS International Growth and Income Fund, MFS Strategic Value Fund, MFS Emerging Markets Debt Fund, MFS Income Fund, MFS European Equity Fund, MFS High Yield Fund and MFS Concentrated Growth Fund), MFS Series Trust XI (which has three series: MFS Union Standard Equity Fund, Vertex All Cap Fund and Vertex Contrarian Fund), and MFS Municipal Series Trust (which has 18 series: MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS West Virginia Municipal Bond Fund, MFS Municipal Income Fund, MFS New York High Income Tax Free Fund and MFS Massachusetts High Income Tax Free Fund) (the "MFS Funds"). The principal business address of each of the MFS Funds is 500 Boylston Street, Boston, Massachusetts 02116.

                  MFS also serves as investment adviser of the following open-end Funds: MFS Institutional Trust ("MFSIT") (which has nine series) and MFS Variable Insurance Trust ("MVI") (which has sixteen series). The principal business address of each of the aforementioned funds is 500 Boylston Street, Boston, Massachusetts 02116.

                  In addition, MFS serves as investment adviser to the following closed-end funds: MFS Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust and MFS Special Value Trust (the "MFS Closed-End Funds"). The principal business address of each of the MFS Closed-End Funds is 500 Boylston Street, Boston, Massachusetts 02116.

                  Lastly, MFS serves as investment adviser to MFS/Sun Life Series Trust ("MFS/SL") (which has 26 series), Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, Global Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account (collectively, the "Accounts"). The principal business address of MFS/SL is 500 Boylston Street, Boston, Massachusetts 02116. The principal business address of each of the aforementioned Accounts is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.

                  VERTEX INVESTMENT MANAGEMENT, INC., a Delaware corporation and a wholly owned subsidiary of MFS, whose principal business address is 500 Boylston Street, Boston, Massachusetts 02116 ("Vertex"), serves as investment adviser to Vertex All Cap Fund, Vertex U.S. All Cap Fund and Vertex Contrarian Fund, each a series of MFS Series Trust XI. The principal business address of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

                  MFS INTERNATIONAL LTD. ("MIL"), a limited liability company organized under the laws of Bermuda and a subsidiary of MFS, whose principal business address is Cedar House, 41 Cedar Avenue, Hamilton HM12 Bermuda, serves as investment adviser to and distributor for MFS American Funds known as the MFS Funds after January 1999 (which will have 11 portfolios as of January 1999):
U.S. Equity Fund, U.S. Emerging Growth Fund, U.S. High Yield Bond Fund, U.S. Dollar Reserve Fund, Charter Income Fund, U.S. Research Fund, U.S. Strategic Growth Fund, Global Equity Fund, European Equity Fund and European Corporate Bond Fund) (the "MIL Funds"). The MIL Funds are organized in Luxembourg and qualify as an undertaking for collective investments in transferable securities (UCITS). The principal business address of the MIL Funds is 47, Boulevard Royal, L-2449 Luxembourg. MIL also serves as investment adviser to and distributor for MFS Meridian U.S. Government Bond Fund, MFS Meridian Charter Income Fund, MFS Meridian Global Governments Fund, MFS Meridian U.S. Emerging Growth Fund, MFS Meridian Global Equity Fund, MFS Meridian Limited Maturity Fund, MFS Meridian Global Growth Fund, MFS Meridian Money Market Fund, MFS Meridian Global Balanced Fund, MFS Meridian U.S. Equity Fund, MFS Meridian Research Fund, MFS Meridian U.S. High Yield Fund, MFS Meridian Emerging Markets Debt Fund, MFS Meridian Strategic Growth Fund and MFS Meridian Global Asset Allocation Fund and the MFS Meridian Research International Fund (collectively the "MFS Meridian Funds"). Each of the MFS Meridian Funds is organized as an exempt company under the laws of the Cayman Islands. The principal business address of each of the MFS Meridian Funds is P.O. Box 309, Grand Cayman, Cayman Islands, British West Indies.

                  MFS INTERNATIONAL (U.K.) LTD. ("MIL-UK"), a private limited company registered with the Registrar of Companies for England and Wales whose current address is Eversheds, Senator House, 85 Queen Victoria Street, London, England EC4V 4JL, is involved primarily in marketing and investment research activities with respect to private clients and the MIL Funds and the MFS Meridian Funds.

                  MFS INSTITUTIONAL ADVISORS (AUSTRALIA) LTD.
("MFSI-AUSTRALIA"), a private limited company organized under the Corporations Law of New South Wales, Australia whose current address is Level 27, Australia Square, 264 George Street, Sydney, NSW2000, Australia, is involved primarily in investment management and distribution of Australian superannuation unit trusts and acts as an investment adviser to institutional accounts.

                  MFS HOLDINGS AUSTRALIA PTY LTD. ("MFS HOLDINGS AUSTRALIA"), a private limited company organized pursuant to the Corporations Law of New South Wales, Australia whose current address is Level 27, Australia Square, 264 George Street, Sydney, NSW2000 Australia, and whose function is to serve primarily as a holding company.

                  MFS FUND DISTRIBUTORS, INC. ("MFD"), a wholly owned subsidiary of MFS, serves as distributor for the MFS Funds, MVI and MFSIT.

                  MFS SERVICE CENTER, INC. ("MFSC"), a wholly owned subsidiary of MFS, serves as shareholder servicing agent to the MFS Funds, the MFS Closed-End Funds, MFSIT and MVI.

                  MFS INSTITUTIONAL ADVISORS, INC. ("MFSI"), a wholly owned subsidiary of MFS, provides investment advice to substantial private clients.

                  MFS RETIREMENT SERVICES, INC. ("RSI"), a wholly owned subsidiary of MFS, markets MFS products to retirement plans and provides administrative and record keeping services for retirement plans.

                  MASSACHUSETTS INVESTMENT MANAGEMENT CO., LTD. ("MIMCO"), a wholly owned subsidiary of MFS, is a corporation incorporated in Japan. MIMCO, whose address is Kamiyacho-Mori Building, 3-20, Tranomon 4-chome, Minato-ku, Tokyo, Japan, is involved in investment management activities.

                  MFS HERITAGE TRUST COMPANY ("MFS TRUST"), a New
Hampshire-chartered limited-purpose trust company whose current address is 650 Elm Street, Suite 404, Manchester, NH 03101, provides directed trustee services to retirement plans.

                  MFS

                  The Directors of MFS are Jeffrey L. Shames, Arnold D. Scott, John W. Ballen, Kevin R. Parke, Thomas J. Cashman, Jr., Joseph W. Dello Russo, William W. Scott, Donald A. Stewart, James Prieur and William W. Stinson. Mr. Shames is the Chairman and Chief Executive Officer, Mr. Ballen is President and Chief Investment Officer, Mr. Arnold Scott is a Senior Executive Vice President, Mr. William Scott, Mr. Cashman, Mr. Dello Russo and Mr. Parke are Executive Vice Presidents (Mr. Dello Russo is also Chief Financial Officer and Chief Administrative Officer and Mr. Parke is also Chief Equity Officer), Stephen E. Cavan is a Senior Vice President, General Counsel and Secretary of MFS, Robert
T. Burns is a Senior Vice President, Associate General Counsel and an Assistant Secretary of MFS, and Thomas B. Hastings is a Vice President and Treasurer of MFS.

                  MASSACHUSETTS INVESTORS TRUST
                  MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                  MFS GROWTH OPPORTUNITIES FUND
                  MFS GOVERNMENT SECURITIES FUND
                  MFS SERIES TRUST I
                  MFS SERIES TRUST V
                  MFS SERIES TRUST VI
                  MFS SERIES TRUST X
                  MFS GOVERNMENT LIMITED MATURITY FUND

                  Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Secretary, W. Thomas London, a Senior Vice President of MFS, is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley, Vice Presidents of MFS, are the Assistant Treasurers, James R. Bordewick, Jr., Senior Vice President and Associate General Counsel of MFS, is the Assistant Secretary.

                  MFS SERIES TRUST II

                  Jeffrey L. Shames is Chairman and President, Leslie J. Nanberg, Senior Vice President and Chief Economist of MFS, is a Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

                  MFS GOVERNMENT MARKETS INCOME TRUST
                  MFS INTERMEDIATE INCOME TRUST

                  Jeffrey L. Shames is Chairman and President, Leslie J. Nanberg, Senior Vice President of MFS, is a Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

                  MFS SERIES TRUST III

                  Jeffrey L. Shames is Chairman and President, James T. Swanson, Robert J. Manning and Joan S. Batchelder, Senior Vice Presidents of MFS (Mr. Manning is also Director of Fixed Income Research and Chief of Fixed Income Strategy and Ms. Batchelder is also Chief Fixed Income Officer), and Bernard Scozzafava, Vice President of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

                  MFS SERIES TRUST IV
                  MFS SERIES TRUST IX

                  Jeffrey L. Shames is Chairman and President, Robert A. Dennis and Geoffrey L. Kurinsky, Senior Vice Presidents of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

                  MFS SERIES TRUST VII

                  Jeffrey L. Shames is Chairman and President, Leslie J. Nanberg and Stephen C. Bryant, Senior Vice Presidents of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

                  MFS SERIES TRUST VIII

                  Jeffrey L. Shames is Chairman and President, Leslie J. Nanberg, James T. Swanson and John D. Laupheimer, Jr., a Senior Vice President of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

                  MFS MUNICIPAL SERIES TRUST

                  Jeffrey L. Shames is Chairman and President, Robert A. Dennis is Vice President, Geoffrey L. Schechter, Vice President of MFS, is Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

                  MFS VARIABLE INSURANCE TRUST
                  MFS SERIES TRUST XI
                  MFS INSTITUTIONAL TRUST

                  Jeffrey L. Shames is the President and Chairman, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen
M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

                  MFS MUNICIPAL INCOME TRUST

                  Jeffrey L. Shames is Chairman and President, Robert J. Manning is Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

                  MFS MULTIMARKET INCOME TRUST
                  MFS CHARTER INCOME TRUST

                  Jeffrey L. Shames is Chairman and President, Leslie J. Nanberg and James T. Swanson are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

                  MFS SPECIAL VALUE TRUST

                  Jeffrey L. Shames is Chairman and President, Robert J. Manning is Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

                  MFS/SUN LIFE SERIES TRUST

                  C. James Prieur, President and Director of Sun Life Assurance Company of Canada, is the President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr., is the Assistant Secretary.

                  MONEY MARKET VARIABLE ACCOUNT
                  HIGH YIELD VARIABLE ACCOUNT
                  CAPITAL APPRECIATION VARIABLE ACCOUNT
                  GOVERNMENT SECURITIES VARIABLE ACCOUNT
                  TOTAL RETURN VARIABLE ACCOUNT
                  GLOBAL GOVERNMENTS VARIABLE ACCOUNT
                  MANAGED SECTORS VARIABLE ACCOUNT

                  C. James Prieur is the President, Stephen E. Cavan is the Secretary, and James R. Bordewick, Jr., is the Assistant Secretary.

                  MIL FUNDS

                  Jeffrey L. Shames is Chairman, Richard B. Bailey, John A. Brindle, Richard W. S. Baker, Arnold D. Scott and William F. Waters are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

                  MFS MERIDIAN FUNDS

                  Jeffrey L. Shames is Chairman, Richard B. Bailey, John A. Brindle, Richard W. S. Baker, Arnold D. Scott and William F. Waters are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James R. Bordewick, Jr. is the Assistant Secretary and James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers.

                  VERTEX

                  Jeffrey L. Shames is the Chairman and President, Arnold D. Scott is a Director, Kevin R. Parke and John W. Ballen are Executive Vice Presidents, John D. Laupheimer is a Senior Vice President, Brian E. Stack is a Vice President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

                  MIL

                  Peter D. Laird is President and a Director, Arnold D. Scott, Jeffrey L. Shames and Thomas J. Cashman, Jr. are Directors, Stephen E. Cavan is a Director, Senior Vice President and the Clerk, Robert T. Burns is an Assistant Clerk, Joseph W. Dello Russo, Executive Vice President and Chief Financial Officer of MFS, is the Treasurer and Thomas B. Hastings is the Assistant Treasurer.

                  MIL-UK

                  Peter D. Laird is President and a Director, Thomas J. Cashman, Arnold D. Scott and Jeffrey L. Shames are Directors, Stephen E. Cavan is a Director and the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

                  MFSI - AUSTRALIA

                  Thomas J. Cashman, Jr. is President and a Director, Graham E. Lenzer, John A. Gee and David Adiseshan are Directors, Stephen E. Cavan is the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

                  MFS HOLDINGS - AUSTRALIA

                  Jeffrey L. Shames is the President and a Director, Arnold D. Scott, Thomas J. Cashman, Jr., and Graham E. Lenzer are Directors, Stephen E. Cavan is the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

                  MFD

                  Arnold D. Scott and Jeffrey L. Shames are Directors, William
W. Scott, Jr., an Executive Vice President of MFS, is the President, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary, Joseph W. Dello Russo is the Treasurer, and Thomas B. Hastings is the Assistant Treasurer.

                  MFSC

                  Arnold D. Scott and Jeffrey L. Shames are Directors, Joseph A. Recomendes, a Senior Vice President and Chief Information Officer of MFS, is Vice Chairman and a Director, Janet A. Clifford is the President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

                  MFSI

                  Thomas J. Cashman, Jr. is Chairman and a Director, Jeffrey L. Shames, and Arnold D. Scott are Directors, Joseph J. Trainor is the President and a Director, Leslie J. Nanberg is a Senior Vice President, a Managing Director and a Director, Kevin R. Parke is the Executive Vice President and a Managing Director, George F. Bennett, Jr., John A. Gee, Brianne Grady, Joseph A. Kosciuszek and Joseph J. Trainor are Senior Vice Presidents and Managing Directors, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Secretary.

                  RSI

                  Arnold D. Scott is the Chairman and a Director, Martin E. Beaulieu is the President, William W. Scott, Jr. is a Director, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen
E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

                  MIMCO

                  Jeffrey L. Shames, Arnold D. Scott and Mamoru Ogata are Directors, Shaun Moran is the Representative Director, Joseph W. Dello Russo is the Statutory Auditor, Robert DiBella is the President and Thomas B. Hastings is the Assistant Statutory Auditor.

                  MFS TRUST

                  The Directors of MFS Trust are Martin E. Beaulieu, Stephen E. Cavan, Janet A. Clifford, Joseph W. Dello Russo and Joseph A. Kosciuszek. Mr. Cavan is President, Mr. Dello Russo is Treasurer, and Robert T. Burns is Clerk of MFS Trust.

                  In addition, the following persons, Directors or officers of MFS, have the affiliations indicated:

                  Donald A. Stewart      Chairman, Sun Life Assurance Company of
                                         Canada, Sun Life Centre, 150 King
                                         Street West, Toronto, Ontario, Canada
                                         (Mr. Stewart is also an officer and/or
                                         Director of various subsidiaries and
                                         affiliates of Sun Life)

                  C. James Prieur        President and a Director, Sun Life
                                         Assurance Company of Canada, Sun Life
                                         Centre, 150 King Street West, Toronto,
                                         Ontario, Canada (Mr. Prieur is also an
                                         officer and/or Director of various
                                         subsidiaries and affiliates of Sun
                                         Life)

                  William W. Stinson     Director, Sun Life Assurance Company of
                                         Canada, Sun Life Centre, 150 King
                                         Street West, Toronto, Ontario, Canada;
                                         Director, United Dominion Industries
                                         Limited, Charlotte, N.C.; Director,
                                         PanCanadian Petroleum Limited, Calgary,
                                         Alberta; Director, LWT Services, Inc.,
                                         Calgary Alberta; Director, Western Star
                                         Trucks, Inc., Kelowna, British
                                         Columbia; Director, Westshore Terminals
                                         Income Fund, Vancouver, British
                                         Columbia; Director (until 4/99),
                                         Canadian Pacific Ltd., Calgary, Alberta


ITEM 27.          DISTRIBUTORS

                  None

ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS

                  The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                             NAME                              ADDRESS

               Massachusetts Financial Services          500 Boylston Street
                  Company (investment adviser)           Boston, MA  02116

               MFS Service Center, Inc.                  2 Avenue de Lafayette
                                                         Boston, MA  02111

               State Street Bank and Trust Company       State Street South
                                                         5-North
                                                         North Quincy, MA  02171

               Sun Life Assurance Company of Canada      One Copley Place
               Retirement Products and Services          Suite 200
                                                         Boston, MA  02116

ITEM 29.          MANAGEMENT SERVICES

                  Not applicable.

ITEM 30.          UNDERTAKINGS

                  Not applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 24th day of April, 2000.

                               MFS/SUN LIFE SERIES TRUST

                               By:      JAMES R. BORDEWICK, JR.
                                        -----------------------
                               Name:    James R. Bordewick, Jr.
                               Title:   Assistant Clerk and Assistant Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on April 24, 2000.

             SIGNATURE                 TITLE

C. JAMES PRIEUR*               Principal Executive Officer
--------------------
C. James Prieur

W. THOMAS LONDON*              Treasurer (Principal Financial Officer
--------------------            and Principal Accounting Officer)
W. Thomas London

SAMUEL ADAMS*                  Trustee
--------------------
Samuel Adams

J. KERMIT BIRCHFIELD*          Trustee
--------------------
J. Kermit Birchfield

WILLIAM R. GUTOW*              Trustee
--------------------
William R. Gutow

GARTH MARSTON*                 Trustee
--------------------
Garth Marston

DAVID D. HORN*                 Trustee
--------------------
David D. Horn

DERWYN F. PHILLIPS*            Trustee
--------------------
Derwyn F. Phillips

                               *By:     JAMES R. BORDEWICK, JR.
                                        -------------------------
                               Name:    James R. Bordewick, Jr.
                                         as Attorney-in-fact

                               Executed by James R. Bordewick, Jr. on behalf of those indicated pursuant to a Power of Attorney dated February 3, 2000; filed herewith.

                                POWER OF ATTORNEY

                            MFS/SUN LIFE SERIES TRUST

         The undersigned, Trustees and officers of MFS/Sun Life Series Trust (the "Registrant"), hereby severally constitute and appoint James R. Bordewick, Jr., Stephen E. Cavan, W. Thomas London and C. James Prieur, and each of them singly, as true and lawful attorneys, with full power to them and each of them to sign for each of the undersigned, in the names of, and in the capacities indicated below, any Registration Statement and any and all amendments thereto and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission for the purpose of registering the Registrant as a management investment company under the Investment Company Act of 1940 and/or the shares issued by the Registrant under the Securities Act of 1933 granting, unto our said attorneys, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary or desirable to be done in the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned have hereunto set their hand on this 3rd day of February, 2000.

Signatures                                  Title(s)

SAMUEL ADAMS                                Trustee
--------------------
Samuel Adams

J. KERMIT BIRCHFIELD                        Trustee
--------------------
J. Kermit Birchfield

WILLIAM R. GUTOW                            Trustee
--------------------
William R. Gutow

DAVID D. HORN                               Trustee
--------------------
David D. Horn

GARTH MARSTON                               Trustee
--------------------
Garth Marston

DERWYN F. PHILLIPS                          Trustee
--------------------
Derwyn F. Phillips

C. JAMES PRIEUR                             Principal Executive Officer
--------------------
C. James Prieur

W. THOMAS LONDON                            Principal Financial and Accounting
--------------------                        Officer
W. Thomas London

                                INDEX TO EXHIBITS

EXHIBIT NO.            DESCRIPTION OF EXHIBIT                          PAGE NO.

     1 (b) Amendment to the Declaration of Trust changing the name of a series, dated April 29, 1998.

       (d)   Amendment to the Declaration of Trust
             establishing a new series, dated August 12, 1999.

       (e) Amendment to the Declaration of Trust to change the name of a series, dated December 1, 1999.

     4 (bb) Investment Advisory Agreement between Registrant, on behalf of the Strategic Growth Series, and Massachusetts Financial Services Company.

     9 (b)   Consent of Counsel dated April 24, 2000.

    10       Consent of Deloitte & Touche LLP.